Registration No. 033-59474

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 224
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 224
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 248-2821
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Copy to:
GREG REYMANN	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
_X__    on September 11, 2017 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Class J shares
EXPLANATORY NOTE
Principal Funds, Inc. (the "Registrant") is filing this amendment to add Class J shares to the Blue Chip Fund. The Amendment includes the following:  (1) facing page; (2) Part A (prospectus for Class J shares of the foregoing fund); (3) Part B (a statement of additional information of the August 31 fiscal year end series listed); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statements of additional information for Registrant’s other series with an August 31 fiscal year end or for Registrant’s series with an October 31 fiscal year end.

PRINCIPAL FUNDS, INC. (“PFI”)

Class J Shares

The date of this Prospectus is September 11, 2017

Ticker Symbol
Fund	J
Blue Chip	PBCJX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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BLUE CHIP FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Share Class
J
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
J
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses (1)	0.21%
Total Annual Fund Operating Expenses	1.04%

(1) Based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$206	$331	$574	$1,271
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class J	$106	$331	$574	$1,271
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 36.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 Growth® Index (as of November 30, 2016, this range was between approximately $499.2 million and $605.4 billion). The Fund focuses on the securities of “blue chip” companies, which are defined as large, well-established and financially sound companies; an issuer of blue chip stock typically has a market capitalization in the billions, is generally the market leader or among the top three companies in its sector, and is commonly a household name. The Fund invests in foreign securities. The Fund invests in growth equity securities, particularly with respect to equity securities of blue chip companies whose potential for growth of capital and earnings is expected to be above average.

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Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

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Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (September 11, 2017), the performance shown in the bar chart and the table for Class J shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. Where this adjustment for fees and expenses results in performance for Class J shares that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for Class J shares. These adjustments for Class J shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold June 14, 2012. The Institutional Class shares, which are not presented in this prospectus, would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).

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Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q1 '13	10.11%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(4.44)%
(1) The year-to-date return as of June 30, 2017 was 13.55% for Class J shares.

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	Life of Fund
Class J Return Before Taxes	7.49%	13.66%
Class J Return After Taxes on Distributions	7.24%	13.11%
Class J Return After Taxes on Distributions and Sale of Fund Shares	4.46%	10.76%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.08%	14.19%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class J shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	K. William Nolin (since 2012), Portfolio Manager

•	Tom Rozycki (since 2012), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
The Fund’s investment objective is described in the summary section for the Fund. The summary section also describes the Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Fund, but they are the ones the Fund primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Fund's Statement of Additional Information ("SAI"), the Board of Directors may change the Fund's objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.
The Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment; it is possible to lose money by investing in the Fund.
Active Management
The performance of a fund that is actively managed will reflect in part the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund's investment objective. Actively-managed funds may invest differently from the benchmark against which the Fund's performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, a range of economic, political and financial factors, the balance between supply and demand for certain asset classes, the credit quality of individual issuers, the fundamental strengths of corporate and municipal issuers, and other general market conditions.
An active fund's investment performance depends upon the successful allocation of the fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a fund as a result of these allocation decisions. If a fund's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the fund’s asset allocation may increase portfolio turnover and generate transaction costs.
Liquidity
Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair its ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for a fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the fund.
Market Volatility and Securities Issuers
The value of a fund's portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If a fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.

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Temporary Defensive Measures
From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, the Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.
Strategy and Risk Table
The following table identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal or non-principal (meaning they are relevant to the Fund but to a lesser degree than those designated as principal) for the Fund.
The SAI contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	BLUE CHIP
Convertible Securities	Non-Principal
Counterparty Risk	Non-Principal
Derivatives	Non-Principal
Equity Securities	Principal
• Growth Stock	Principal
• Small and Medium Capitalization Companies	Non-Principal
• Value Stock	Non-Principal
Fixed Income Securities	Non-Principal
Foreign Currency	Principal
Foreign Securities	Principal
Investment Company Securities	Non-Principal
Leverage	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal
Portfolio Turnover (Active Trading)	Non-Principal
Preferred Securities	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal
Real Estate Securities	Non-Principal
Redemption Risk	Principal
Royalty Trusts	Non-Principal
Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers. Convertible securities allow a fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Depending on the features of the convertible security, a fund will treat a convertible security as a fixed-income security, equity security, or preferred security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. Funds that invest in convertible securities may invest in convertible securities that are below investment grade. Many convertible securities are relatively illiquid.

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Counterparty Risk
Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund. In addition, a fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed to systemic risks.
Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
The risks associated with derivative investments include:

•	increased volatility of a fund and/or the failure of the investment to mitigate volatility as intended;

•	the inability of those managing investments of the fund to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;

•	losses caused by unanticipated market movements, which may be substantially greater than a fund's initial investment and are potentially unlimited;

•	the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;

•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.
There are many different types of derivatives and many different ways to use them. The specific derivatives that are principal strategies of each Fund are listed in its Fund Summary.

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Commodity Index-Linked Notes are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked to the performance of commodity indices. These notes expose a fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, a fund may receive more or less principal than it originally invested. A fund may also receive interest payments on the note that are less than the stated coupon interest payments.

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Credit Default Swap Agreements may be entered into by a fund as a "buyer" or "seller" of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

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Foreign Currency Contracts (such as foreign currency options and foreign currency forward and swap agreements) may be used by funds to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of a fund to deliver or receive currency.

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Forwards, futures contracts and options thereon (including commodities futures); options (including put or call options); and swap agreements and over-the-counter swap agreements (e.g., interest rate swaps, total return swaps and credit default swaps) may be used by funds for hedging purposes in order to try to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions; non-hedging purposes to seek to increase the fund’s income or otherwise enhance return; and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. These derivative investments are subject to special risk considerations, particularly the imperfect correlation between the change in market value of the instruments held by a fund and the price of the derivative instrument. If a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, even when it may be disadvantageous to do so. Options and Swap Agreements also involve counterparty risk. With respect to options, there may be difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets) and an insufficient liquid secondary market for particular options.

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Index/structured securities. Certain derivative securities are described more accurately as index/structured securities, which are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects.
Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in a fund’s portfolios and their related indexes will change over time, and a fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es).
Growth Stock
The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in growth stocks may underperform other funds that invest more broadly or favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Small and Medium Market Capitalization Companies
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. The net asset value of a fund that invests a substantial portion of its assets in small company stocks may therefore be more volatile than the shares of a fund that invests solely in larger company stocks. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

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Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Value Stock
Value stocks present the risk that they may decline in price or never reach their expected full market value because the market fails to recognize the stock's intrinsic worth. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in value stocks may underperform other funds that invest more broadly or favor different investment styles.
Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (examples include corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer of a fixed-income security generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
Fixed-income securities are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.
The Fund may invest in fixed-income securities of companies with small- or medium-sized market capitalizations. Investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.
Foreign Currency
Certain of a fund’s investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a fund in foreign currencies. In addition, funds may engage in foreign currency transactions for both hedging and investment purposes, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. Transactions in non-U.S. currencies are also subject to many of the risks of investing in foreign (non-U.S.) securities; for example, changes in foreign economies and political climates are more likely to affect a fund that has foreign currency exposure than a fund that invests exclusively in U.S. companies and currency. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Transactions in foreign currencies, foreign currency denominated debt and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

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A fund may incur costs in connection with conversions between various currencies. In addition, a fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a fund declares and pays a dividend, or between the time when a fund accrues and pays an operating expense in U.S. dollars. To protect against a change in the foreign currency exchange rate between the date on which a fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.
Currency hedging involves some of the same general risks and considerations as other transactions with similar instruments (i.e., derivative instruments) and hedging. Currency transactions are also subject to additional risks. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.
Foreign Securities
The Fund considers a security to be tied economically to countries outside the U.S. (a “foreign security”) if the issuer of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund.
Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.
If a fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the fund than a fund that is not over-weighted in that region.

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Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than NAV.
A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
A fund may invest in affiliated underlying funds, and those who manage such fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.
Master Limited Partnerships ("MLPs")
A master limited partnership ("MLP") that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. For example, the business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Many MLPs are also subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities.
MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that an MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLP's level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
Certain benefits derived from investment in MLPs depend largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate the Fund’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your tax returns. In some circumstances the Fund may need to send you a corrected Form 1099, which could require you to amend your tax returns. For example, if the Fund keeps MLP investments until the basis (generally the price paid for the units, as adjusted downwards with each distribution and allocation of deductions and losses, and upwards with each allocation of taxable income and gain) is zero, subsequent distributions will be taxable to the Fund at ordinary income rates and shareholders may receive a corrected Form 1099.

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If, as a result of a change in current law or a change in an MLP's business, an MLP was treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP was classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.
To the extent a distribution received by a fund from an MLP is treated as a return of capital, the fund's adjusted tax basis in the interests of the MLP will be reduced, which may increase the fund's tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.
Portfolio Turnover (Active Trading)
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) are considered actively-traded and often have higher transaction costs (which are paid by the fund), may result in higher taxes when fund shares are held in a taxable account, and may lower the fund's performance. High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets.  Both events reduce fund performance.
Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.
Preferred Securities
Preferred securities include preferred stock and various types of subordinated debt and convertible securities, including contingent convertible securities ("CoCos"). Preferred securities may pay fixed rate or adjustable rate dividends and generally have "preference" over common stock in the payment of dividends, but are junior to the issuer's senior debt in a liquidation of the issuer’s assets. Preference would mean that a company must pay on its preferred securities before paying on its common stock, and that any claims of the preferred security holder would typically be ahead of common stockholders' claims on assets in a corporate liquidation.
Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities; the fixed-income payments are expected to be the primary source of long-term investment return. While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without triggering an event of default for the issuer. In addition, an issuer of preferred securities may have the right to redeem the securities before their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities may be subject to provisions that allow an issuer, under certain circumstances to skip (indefinitely) or defer (possibly up to 10 years) distributions. If a fund owns a preferred security that is deferring its distribution, the fund may be required to report income for tax purposes while it is not receiving any income.
Preferred securities are typically issued by corporations, generally in the form of interest or dividend bearing instruments, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments. The $25 par segment includes securities that are listed on the New York Stock Exchange (exchange traded), which trade and are quoted with accrued dividend or interest income, and which are often callable at par value five years after their original issuance date. The institutional segment includes $1,000 par value securities that are not exchange-listed (over the counter), which trade and are quoted on a “clean” price, i.e., without accrued dividend or interest income, and which often have a minimum of 10 years of call protection from the date of their original issuance. Preferred securities can also be issued by real estate investment trusts and involve risks similar to those associated with investing in real estate investment trust companies.

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Real Estate Investment Trusts ("REITs")
Real estate investment trust securities ("REITs") involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. A fund that invests in a REIT is subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.
Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Redemption Risk
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Principal Global Investors, LLC ("PGI") is the advisor to the PFI Principal LifeTime Funds, PFI Principal LifeTime Hybrid Funds, PFI Real Estate Allocation Fund, the PFI SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, PVC Multi-Asset Income Account and to the Blue Chip Fund, which serves as an underlying fund for one or more of the foregoing funds of funds. PGI is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds that it manages. PGI may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of August 31, 2016, PFI Principal LifeTime Funds, PFI Principal LifeTime Hybrid Funds, PFI Real Estate Allocation Fund, PFI SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, PVC Principal LifeTime Accounts, PVC Multi-Asset Income Account, and PVC SAM Portfolios owned the following percentage, in the aggregate, of the outstanding shares of the Fund:

Fund	Total Percentage of Outstanding Shares Owned

Blue Chip Fund	93.49%

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Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.
PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.
MANAGEMENT OF THE FUND
The Manager
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. ("Principal®"), serves as the manager for the Fund. Principal Management Corporation, previously an affiliate of PGI, served as manager to the Fund prior to its merger with and into PGI on May 1, 2017.
Through the Management Agreement with the Fund, PGI provides investment advisory services and certain corporate administrative services for the Fund. Along with serving as investment advisor to the Fund, PGI is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. PGI's address is 711 High Street, Des Moines, IA 50392. PGI also has asset management offices of affiliate advisors in non-U.S. locations including London, Singapore, Tokyo, Hong Kong and Sydney. PGI has been an investment advisor since 1998.
In fulfilling its investment advisory responsibilities, PGI also provides day-to-day discretionary investment services (directly making decisions to purchase or sell securities) for the Fund. For the Blue Chip Fund, these investment services are provided by "Aligned Investors", a specialized boutique of PGI.
As reflected in the Fund summary, the day-to-day portfolio management, for the Fund, is shared by multiple portfolio managers. Mr. Nolin and Mr. Rozycki work as a team, sharing day-to-day management of the Fund; however, Mr. Nolin has ultimate decision making authority. Mr. Rozycki may execute trades in Mr. Nolin’s absence.
Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.
K. William Nolin has been with PGI and its affiliates since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.
Tom Rozycki has been with PGI since 2001. He earned a bachelor’s degree in Finance from Drake University. Mr. Rozycki has earned the right to use the Chartered Financial Analyst designation.
Cash Management Program
For the Fund, PGI may invest uninvested cash in money market funds, lend it to other Funds pursuant the Funds' interfund lending facility, or invest it in overnight repurchase agreements through the Funds’ joint trade account.

Fees Paid to PGI
The Fund pays PGI a fee for its services, which includes the fee PGI pays to Sub-Advisors, as applicable.
The fee the Fund paid (as a percentage of the average daily net assets) for the fiscal year ended August 31, 2016 was:

Blue Chip Fund	0.68%

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Availability of the discussions regarding the basis for the Board of Directors approval of the Fund's management agreement is as follows:

Annual Report to Shareholders for the period ending August 31, 2016
Fund	Management Agreement
Blue Chip Fund	X
Manager of Managers
The Fund operates as a Manager of Managers. Under the conditions of an order previously received from the SEC (the "unaffiliated order"), the Fund and PGI may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with PGI, without obtaining shareholder approval. PGI may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;

•	change Sub-Advisors; and

•	reallocate management fees between itself and Sub-Advisors.
The SEC has granted an amended exemptive order that expands the relief of the unaffiliated order to allow PGI to enter into and materially amend agreements with wholly-owned affiliated sub-advisors (affiliated sub-advisors which are at least 95% owned, directly or indirectly, by PGI or an affiliated person of PGI) (the "wholly-owned order").
Further, the Fund has applied to the SEC for another amended exemptive order, which if granted would allow PGI to also enter into and materially amend agreements with majority-owned affiliated sub-advisors (affiliated sub-advisors which are at least 50% owned, directly or indirectly, by PGI or an affiliated person of PGI) (the "majority-owned order"). There is no assurance, however, that the SEC will grant the majority-owned order.
PGI has ultimate responsibility for the investment performance of the Fund. The Fund will not rely on the unaffiliated order, the wholly-owned order, the majority-owned order, or any future order until it receives approval from its shareholders (or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers).
The shareholders of the Blue Chip Fund have approved the Fund's reliance on the unaffiliated order.
PRICING OF FUND SHARES
The Fund’s shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order (in proper form) at our transaction processing center in Canton, Massachusetts. To process your transaction (purchase, redemption, or exchange) on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and

•	before the close of trading on the NYSE (normally 3:00 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading. The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information.
If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, we will return the application and check to you.

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The share price for the Fund is calculated by:

•	taking the current market value of the total assets of the Fund

•	subtracting liabilities of the Fund

•	dividing the remainder proportionately into the classes of the Fund

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares outstanding for that class.
Notes:

•
If market quotations are not readily available for a security owned by the Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•
The Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day before the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities traded outside of the Western Hemisphere are valued using a fair value policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

•
The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Investment Advisor expects the securities may be sold.

CONTACT PRINCIPAL FUNDS, INC.
Contact information for Principal Funds, Inc. (“Principal Funds”) is as follows:
Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
To obtain Automated Clearing House (“ACH”) or wire instructions, please contact a Client Relations Specialist.
For additional information about Principal Funds, Inc., go to www.principalfunds.com.
PURCHASE OF FUND SHARES
Principal Funds, Inc. offers funds in multiple share classes: A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, S, and T. Funds available in multiple share classes have the same investments, but differing expenses. Class J shares are available in this prospectus.
The Fund reserves the right to refuse or cancel any purchase orders, including those by exchange, for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in PGI's opinion, may be disruptive to the Fund. For these purposes, PGI may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.
PGI may recommend to the Board, and the Board may elect, to close certain funds or share classes to new investors or to close certain funds or share classes to new and existing investors.
Principal Funds will not issue certificates for shares.
No salesperson, broker-dealer or other person is authorized to give information or make representations about the Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, the Fund, PGI, any Sub-Advisor, or Principal Funds Distributor, Inc.

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Procedures for Opening an Account and Making an Investment
Class J Shares
Class J shares are currently available through registered representatives of:

•
Principal Securities, Inc. ("PSI") who are also employees of Principal Life distribution channels used to directly market certain products and services of subsidiaries of Principal Financial Group, Inc. as well as provide retirement plan services and education on topics such as investing and retirement. These PSI registered representatives are with Principal Connection (part of Principal Bank) and Worksite Solutions (part of the Retirement & Income Solutions and US Insurance Solutions Distribution area); and

•	Selected broker-dealers that have entered into a selling agreement to offer Class J shares.
Class J shares are also available through an online IRA rollover tool on www.principalfunds.com.
For more information about Class J shares of the Fund, please call Principal Connection at 1-800-243-4380, extension 704.
Verification of Identity
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we (or your Financial Professional) may ask for your name, address, date of birth, and other information that will allow us (or your Financial Professional) to verify your identity. We (or your Financial Professional) may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.
Principal Funds will not establish accounts with foreign addresses. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account. Principal Funds will not establish accounts that are for the benefit of a business/organization that is illegal under Federal and/or state law (such as a marijuana clinic) or a person who owns or receives income from such an entity or whose source of funds is illegal.
Eligible Purchasers
You must be an eligible purchaser for a particular share class to buy shares of the Fund available in that share class. PGI reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your Financial Professional or our home office for state availability.
Minimum Investments
Class J Shares
The Fund has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100.
Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan ("AIP") is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually.
Minimum initial and subsequent investments may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.
Payment
Class J Shares
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers’ checks, credit card checks, and foreign checks.
The Fund may, in its discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.

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You may reinvest your redemption proceeds, dividend payment or capital gain distribution without a contingent deferred sales charge, in the same share class of any other Fund of Principal Funds within 90 days of the date of the redemption. To purchase the shares without a contingent deferred sales charge as described in this section, the shareholder must notify Principal Funds at the time of reinvestment that the shareholder is reinvesting proceeds within 90 days of the date of redemption. The original redemption will be considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested within 90 days. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
Your Financial Professional can help you establish an Automatic Investment Plan ("AIP"). You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day before your selected day.
REDEMPTION OF FUND SHARES
You may redeem any class of shares of the Fund upon request. There is no charge for the redemption. The Fund Board of Directors has determined that it is not necessary to impose a fee upon the redemption of Fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”
Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form. The amount you receive will be reduced by any applicable CDSC except as noted below; see Choosing a Share Class and the Costs of Investing, One-Time Fee - Contingent Deferred Sales Charge ("CDSC"), CDSC Waiver for Class J Shares.
Principal Funds typically sends the sale proceeds on the next business day (a day when the NYSE is open for normal business) after the sell order is received, regardless of whether the sell order is made by check, wire, or an automated clearing house transfer. Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to seven calendar days.
Under normal circumstances, the Fund expects to meet redemption requests through the sale of investments held in cash or cash equivalents. If the Fund is included in the cash management program (as described under MANAGEMENT OF THE FUND-Cash Management Program) it may also meet such requests by selling liquid index futures. In situations in which investment holdings in cash, cash equivalents, or, with respect to funds in the cash management program, index futures are not sufficient to meet redemption requests, the Fund will typically borrow money through the Fund’s interfund lending facility or through a bank line-of-credit. The Fund may also choose to sell portfolio assets for the purpose of meeting such requests. The Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.
Class J Shares
You will be charged a $10 wire fee if you have the sale proceeds wired to your bank. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made).
Distributions from IRA, SEP, SIMPLE, 403(b), and SAR-SEP accounts may be taken as:

•	lump sum of the entire interest in the account,

•	partial interest in the account, or

•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 ½.
Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

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Generally, sales proceeds are:

•	payable to all owners on the account (as shown in the account registration) and

•	mailed to the address on the account (if not changed within last 15 days) or sent by wire or ACH to previously authorized U.S. bank account.
For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:

•	when an owner has died;

•	for certain employee benefit plans; or

•	owned by corporations, partnerships, agents, or fiduciaries.
Except as described above, you may redeem shares of the Fund in any of the following ways:
By Mail
To sell shares by mail, you must:

•	Send a letter or our distribution form which is signed by an owner of the account,

•	Specify the account number, and

•	Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By Telephone or Website, in amounts of $100,000 or less
To sell shares by telephone:

•	The request may be made by a shareholder or by the shareholder’s Financial Professional.

•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.

•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.

•	If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.

•	If our phone lines are busy or our website is unavailable, you may need to send in a written sell order.
Telephone and/or Website redemption privileges are NOT available for all account types.
Class J Shares - Systematic Withdrawal Plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).
You can set up a systematic withdrawal plan by:

•	completing the applicable section of the application,

•	sending us your written instructions,

•	completing a Systematic Withdrawal Plan Request form, or

•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).
Your systematic withdrawal plan continues until:

•	you instruct us to stop or

•	your Fund account balance is zero.
When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.
Distributions in Kind
Payment for shares of the Fund tendered for redemption is ordinarily made by check. However, the Fund may determine that it would be detrimental to the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, the Fund may pay the redemption proceeds in whole or in part by a distribution of “in kind” of securities from the Fund’s portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

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EXCHANGE OF FUND SHARES
An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. To prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or PGI believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.
Class J Shares
Your shares in the Fund may be exchanged without a CDSC for the same class of any other Principal Funds. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the right to revise or terminate the exchange privilege at any time.
You may exchange shares by:

•	sending a written request to Principal Funds,

•	using our website, or

•	calling us, if you have telephone privileges on the account.
Automatic Exchange Election
This election authorizes an exchange from one Fund of Principal Funds to another Fund of Principal Funds on a monthly, quarterly, semiannual, or annual basis. You can set up an automatic exchange by:

•	completing the Automatic Exchange Election section of the application,

•	calling us if telephone privileges apply to the account from which the exchange is to be made,

•	sending us your written instructions, or

•	completing an Automatic Exchange Election form.
Your automatic exchange continues until:

•	you instruct us to stop (by calling us if telephone privileges apply to the account or sending us your written instructions) or

•	your Fund account balance of the account from which shares are redeemed is zero.
You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.
General

•	An exchange by any joint owner is binding on all joint owners.

•
If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.

•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.

•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore, exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

•	accounts with identical ownership,

•	an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,

•	a single owner to a Uniform Transfers to Minors Act (“UTMA”) account if the owner of the single owner account is also the custodian on the UTMA account, or

•	a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).
The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss.
Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

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DIVIDENDS AND DISTRIBUTIONS
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Fund pays its net investment income to record date shareholders; this record date is the business day before the payment date. The payment schedule is as follows:

•	The Fund pays its net investment income annually in December.
For more details on the payment schedule, go to: www.principalfunds.com/taxcenter.
Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day before the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.
Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid; however, you may authorize (on your application or at a later time) the distribution to be:

•	invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or

•	paid in cash, if the amount is $10 or more.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such, regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.
To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our website at www.principalfunds.com/sources-of-distribution. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment. Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.
FREQUENT PURCHASES AND REDEMPTIONS
The Fund is not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase the Fund.
Frequent purchases and redemptions pose a risk to the Fund because they may:

•	Disrupt the management of the Fund by:

•	forcing the Fund to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the Fund; and

•	Increase expenses of the Fund due to:

•	increased broker-dealer commissions and

•	increased recordkeeping and related costs.
Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Fund has adopted procedures to “fair value” foreign securities owned by the Fund each day to discourage these market timing transactions in shares of the Fund.

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The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Fund. The Fund monitors shareholder trading activity to identify and take action against abuses. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Fund and their shareholders may be harmed.
If we, or the Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;

•
Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;

•	Limiting the number of exchanges during a year; and

•	Taking such other action as directed by the Fund.
The Fund has reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed before a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held before the exchange. We will give the shareholder written notice in this instance.
TAX CONSIDERATIONS
It is a policy of the Fund to make distributions of substantially all of their respective investment income and any net realized capital gains. Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or are reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Fund from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate for individuals and taxable trusts, some individuals and taxable trusts will be subject to a 20% tax rate), regardless of how long you have held your shares. Distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains. Some high-income individuals and taxable trusts will be subject to a Medicare 3.8% tax on unearned net investment income.
Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is imposed at a rate of 28%. The Fund is required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who has provided either an incorrect tax identification number or no number at all, who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of such shares less than 91 days after they are acquired, and subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

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Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Fund's default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.
Investments by the Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.
Early in each calendar year, the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.
A dividend or distribution made shortly after the purchase of shares of the Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.
The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.
Fund Investing in Securities Generating Tax-Exempt Income
Distributions designated as “ exempt-interest dividends ” by the Fund investing in securities generating tax-exempt income are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits. The Fund may invest in “ AMT-subject bonds, ” which are municipal obligations issued to finance certain “ private activities, ” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ( “ AMT ” ) and will also give rise to corporate alternative minimum taxes. A portion of the Fund's distributions may, therefore, be subject to federal income taxes or to the federal alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by the Fund will be taxable as described in this section. A portion of the dividends paid by the Fund may be exempt from California state personal income tax, but not from California state franchise tax or California state corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in the Fund.
CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Fund and share class selections must be made at the time of purchase.
Classes differ regarding the costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:

•	the dollar amount you are investing,

•	the amount of time you plan to hold the investment,

•	any plans to make additional investments in the Principal Funds, and

•	eligibility to purchase the class.
The following sections describe the fees and expenses you may pay if you invest in the Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process and can help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Financial Professionals may receive different compensation depending upon which class of shares you purchase.
Fees and Expenses of the Fund
Class J Shares
Fund shares are sold without a front-end sales charge, and may be subject to a contingent deferred sales charge when redeemed. There is no sales charge on your Class J shares purchased with reinstated dividends or other distributions.

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In some cases, the contingent deferred sales charge may be waived. To receive a waiver in the contingent deferred sales charge, you or your Financial Professional must let the Fund know at the time you purchase or redeem shares that you qualify for such a waiver.
One-Time Fee - Initial Sales Charge
Class J Shares
Purchases of this class of shares are not subject to a front-end sales load. The offering price for such shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.
One-Time Fee - Contingent Deferred Sales Charge (“CDSC”)
If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.
If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.
Class J Shares
If you sell your Class J shares within 18 months of purchase, a CDSC may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. Within 90 days after the sale of Class J shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class J shares Fund; shares purchased by redemption proceeds are not subject to the eighteen-month CDSC.
CDSC Waiver
The CDSC may be waived on Class J shares of the Fund.
For Class J shares, the CDSC is waived on shares:

•	redeemed within 90 days after an account is re-registered due to a shareholder's death;

•	redeemed to pay surrender fees;

•	redeemed to pay retirement plan fees;

•	redeemed involuntarily from accounts with small balances;

•	redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased before the disability;

•	redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;

•	redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;

•
redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;

•	redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code;

•
redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.); or

•	redeemed that were purchased pursuant to the Small Amount Force Out program.
Ongoing Fees
The ongoing fees are the operating expenses of the Fund, which are described in the “Annual Fund Operating Expenses” table included in the Fund Summary. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Fund.
The Fund pays ongoing fees to PGI and others who provide services to the Fund. These fees include:

•	Management Fee — Through the Management Agreement with the Fund, PGI has agreed to provide investment advisory services and corporate administrative services to the Fund.

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•
Distribution Fee — The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for the foregoing classes. Under the plan, this class of the Fund pays a distribution fee based on the average daily NAV of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time, these fees may exceed other types of sales charges.

•
Other Expenses — A portion of expenses that are allocated to all classes of the Fund. Other expenses include interest expense, expenses related to fund investments, and index licensing fees. Additional examples of other expenses include:

•
Transfer Agent Fee - Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to these classes. For Class J shares, these services are currently provided at a rate that includes a profit.

•
Certain Operating Expenses - expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders of these classes, the cost of shareholder meetings held solely for shareholders of these classes, and other operating expenses of the Fund.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of Principal®.
Class J Shares
Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for the Class J shares of Principal Funds. Under the 12b-1 plan, except as noted below, the Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plan are made by the Fund to the Distributor pursuant to the 12b-1 plan regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the Fund for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. These intermediaries include Principal Securities, Inc., a broker-dealer affiliated with PGI. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Fund and may cost you more than other types of sales charges.
The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under the 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
J	0.15%
The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class, and the activities vary depending on the share class. In addition to shareholder services, examples of such sales or distribution related expenses include, but are not limited to:

•	Compensation to salespeople and selected dealers, including ongoing commission payments.

•	Printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.
Examples of services to shareholders include furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.
Payments under the 12b-1 plan will not automatically terminate if the Fund is closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan when the Board directs the implementation of the closure of the Fund.
Effective December 31, 2016, the Distributor has voluntarily agreed to limit the Distribution Fees attributable to Class J. The voluntary fee waiver will reduce the Fund’s Distribution Fees by 0.03%. The voluntary waiver may be revised or terminated at any time without notice to shareholders.

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Commissions, Finder’s Fees, and Ongoing Payments
See "Choosing a Share Class and The Costs of Investing" for more details.
Class J Shares
Additionally, the Distributor generally makes ongoing 12b-1 fee payments to your intermediary at a rate that varies by class, as noted above under "Distribution and/or Service (12b-1) Fees."

Additional Payments to Intermediaries
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Class J Shares
In addition to payments pursuant to 12b-1 plans, sales charges, commissions and finder’s fees, including compensation for referrals, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations, the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such additional payments directly to intermediaries.
PGI or its affiliates may also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
Such additional payments may vary, but generally do not exceed: (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary.
The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary.
The amounts paid to intermediaries vary by share class and by Fund.
In some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Fund. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.
For more information, see the Statement of Additional Information (SAI).
The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.
FUND ACCOUNT INFORMATION
Statements
You will receive quarterly statements for the Fund, or if you purchase through a third party intermediary, on a periodic basis established by such intermediary. Such statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements, as you may need them for tax reporting purposes.
Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other important information.

28

Certain purchases and sales are only included on your quarterly statement. These include accounts:

•	when the only activity during the quarter are:

•	purchases of shares from reinvested dividends and/or capital gains,

•	purchases under an Automatic Investment Plan,

•	sales under a Systematic Withdrawal Plan, or

•	purchases or sales under an Automatic Exchange Election;

•	used to fund certain individual retirement or individual pension plans; or

•	established under a payroll deduction plan.
If you need information about your account(s) at other times, you may call us or access your account on the internet.
Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to receive orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to receive orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.
The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.
Transactions through Financial Institutions/Professionals
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the SAI.
Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.
Telephone and Internet Instructions
The Fund reserves the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information, and sending written confirmation to the shareholder’s address of record.
If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:

•	may be given by calling us;

•
may be given via our website for certain transactions (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website); or

•	may be given to your Financial Professional (a person employed by or affiliated with broker/dealer firms) who will in turn contact us with your instructions.
Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that more than one authorized person execute written instructions.

29

Signature Guarantees
Certain transactions require that your signature be guaranteed. A signature guarantee may help protect your account against fraud. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm that participates in a Medallion program recognized by the Securities Transfer Association. A signature guaranteed by a notary public or savings bank is not acceptable. We reserve the right to require a signature guarantee on any transaction.

Signature guarantees are required in any of the following circumstances:	J
if you sell more than $100,000 (in the aggregate) from the Funds	X
if a sales proceeds check is payable to a party other than the account shareholder(s) or Principal Life, Principal Bank, a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund or Principal Securities, Inc. payable through Pershing
X
to change ownership of an account	X
to add telephone transaction services and/or wire or ACH redemption privileges to an existing account if there is not a common owner between the bank account and mutual fund account	X
to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account	X
to wire or ACH to a shareholder’s U.S. bank account not previously authorized or when the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account
X
to exchange or transfer among accounts with different ownership	X
to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days	X
Reservation of Rights
Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. Shareholders will be notified of any such action to the extent required by law.
Such plans include, for example, automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers.
Class J Shares - Minimum Account Balance
The Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Fund reserves the right to increase the required minimum.
Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semiannual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits Principal Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call Principal Funds. Householding will be stopped within thirty (30) days after we receive your request.
Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

30

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects returns for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). For the fiscal year end August 31, 2016, this information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended August 31, 2016, which is available upon request, and incorporated by reference into the SAI. For the semi-annual period ended February 28, 2017, the information is unaudited, and the financial statements are incorporated by reference into the SAI.
To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

31

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
BLUE CHIP FUND
Class A shares
2016	$15.52	$(0.04)	$1.69	$1.65	$(0.01)	$(0.31)	$(0.32)	$16.85	10.77%
2015	15.07	(0.01)	0.86	0.85	(0.02)	(0.38)	(0.40)	15.52	5.78
2014(d)	12.93	0.03	2.14	2.17	(0.03)	–	(0.03)	15.07	16.83 (e)
Class C shares
2016	15.33	(0.16)	1.66	1.50	–	(0.31)	(0.31)	16.52	9.93
2015	14.97	(0.12)	0.86	0.74	–	(0.38)	(0.38)	15.33	5.04
2014(d)	12.93	(0.07)	2.13	2.06	(0.02)	–	(0.02)	14.97	15.99 (e)
Class P shares
2016	15.62	0.02	1.70	1.72	(0.06)	(0.31)	(0.37)	16.97	11.21
2015	15.13	0.08	0.85	0.93	(0.06)	(0.38)	(0.44)	15.62	6.25
2014(d)	12.93	0.10	2.14	2.24	(0.04)	–	(0.04)	15.13	17.36 (e)

32

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$36,575	1.28%	1.28%(c)	(0.26)%	36.4%
20,629	1.35	1.39 (c)	(0.04)	26.2
8,637	1.35 (f)	1.95 (c),(f)	0.25 (f)	34.4 (f)

21,705	2.08	2.08 (c)	(1.06)	36.4
11,985	2.10	2.33 (c)	(0.77)	26.2
3,321	2.10 (f)	4.22 (c),(f)	(0.51)(f)	34.4 (f)

17,494	0.87	0.87 (c)	0.15	36.4
6,905	0.89	1.41 (c)	0.53	26.2
2,176	0.90 (f)	3.24 (c),(f)	0.75 (f)	34.4 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from September 30, 2013, date shares first offered, through August 31, 2014.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

33

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return
BLUE CHIP FUND
Institutional shares
2016	$15.63	$0.05	$1.70	$1.75	$(0.07)	$(0.31)	$(0.38)	$17.00	11.39%
2015	15.14	0.10	0.86	0.96	(0.09)	(0.38)	(0.47)	15.63	6.46
2014	12.44	0.12	2.62	2.74	(0.04)	–	(0.04)	15.14	22.07
2013	10.64	0.18	1.69	1.87	(0.06)	(0.01)	(0.07)	12.44	17.74
2012(c)	10.00	0.02	0.62	0.64	–	–	–	10.64	6.40 (d)
R-3 shares
2016(f)	15.64	(0.01)	1.33	1.32	–	–	–	16.96	8.44 (d)
R-4 shares
2016(f)	15.64	–	1.34	1.34	–	–	–	16.98	8.57 (d)
R-5 shares
2016(f)	15.64	0.01	1.34	1.35	–	–	–	16.99	8.63 (d)

34

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,257,265	0.69%	0.69%(b)	0.33%	36.4%
1,226,210	0.71	0.71 (b)	0.61	26.2
421,601	0.72	0.72 (b)	0.85	34.4
179,732	0.75	0.95 (b)	1.46	1.3
5,321	0.75 (e)	4.83 (b),(e)	0.87 (e)	7.3 (e)

11	1.26 (e)	–	(0.13)(e)	36.4 (e)

11	1.07 (e)	–	0.05 (e)	36.4 (e)

11	0.95 (e)	–	0.19 (e)	36.4 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Period from June 14, 2012, date operations commenced, through August 31, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from March 29, 2016, date operations commenced, through August 31, 2016.

35

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
BLUE CHIP FUND
Class A shares
2017(c)	16.85	$0.03	$1.25	$1.28	$–	$(0.09)	$(0.09)	$18.04
2016	15.52	(0.04)	1.69	1.65	(0.01)	(0.31)	(0.32)	16.85
2015	15.07	(0.01)	0.86	0.85	(0.02)	(0.38)	(0.40)	15.52
2014(g)	12.93	0.03	2.14	2.17	(0.03)	–	(0.03)	15.07
Class C shares
2017(c)	16.52	(0.04)	1.22	1.18	–	(0.09)	(0.09)	17.61
2016	15.33	(0.16)	1.66	1.50	–	(0.31)	(0.31)	16.52
2015	14.97	(0.12)	0.86	0.74	–	(0.38)	(0.38)	15.33
2014(g)	12.93	(0.07)	2.13	2.06	(0.02)	–	(0.02)	14.97

36

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC. (unaudited)

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.65%(d)	$48,971	1.18%(e)	1.18%(e)(f)	0.33%(e)	30.9%(e)
10.77	36,575	1.28	1.28 (f)	(0.26)	36.4
5.78	20,629	1.35	1.39 (f)	(0.04)	26.2
16.83 (d)	8,637	1.35 (e)	1.95 (e),(f)	0.25 (e)	34.4 (e)

7.19 (d)	29,900	1.96 (e)	1.96 (e),(f)	(0.47) (e)	30.9 (e)
9.93	21,705	2.08	2.08 (f)	(1.06)	36.4
5.04	11,985	2.10	2.33 (f)	(0.77)	26.2
15.99 (d)	3,321	2.10 (e)	4.22 (e),(f)	(0.51) (e)	34.4 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2017.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from September 30, 2013, date shares first offered, through August 31, 2014.

37

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
BLUE CHIP FUND
Institutional shares
2017(b)	$17.00	$0.07	$1.27	$1.34	$(0.08)	$(0.09)	$(0.17)	$18.17
2016	15.63	0.05	1.70	1.75	(0.07)	(0.31)	(0.38)	17.00
2015	15.14	0.10	0.86	0.96	(0.09)	(0.38)	(0.47)	15.63
2014	12.44	0.12	2.62	2.74	(0.04)	–	(0.04)	15.14
2013	10.64	0.18	1.69	1.87	(0.06)	(0.01)	(0.07)	12.44
2012(f)	10.00	0.02	0.62	0.64	–	–	–	10.64
R-3 shares
2017(b)	16.96	0.02	1.27	1.29	(0.03)	(0.09)	(0.12)	18.13
2016(g)	15.64	(0.01)	1.33	1.32	–	–	–	16.96
R-4 shares
2017(b)	16.98	0.04	1.25	1.29	(0.04)	(0.09)	(0.13)	18.14
2016(g)	15.64	–	1.34	1.34	–	–	–	16.98
R-5 shares
2017(b)	16.99	0.05	1.26	1.31	(0.05)	(0.09)	(0.14)	18.16
2016(g)	15.64	0.01	1.34	1.35	–	–	–	16.99
R-6 shares
2017(h)	17.03	0.01	1.13	1.14	–	–	–	18.17

38

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC. (unaudited)

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.95%(c)	$1,530,515	0.69%(d)	0.69%(d),(e)	0.79%(d)	30.9%(d)
11.39	1,257,265	0.69	0.69 (e)	0.33	36.4
6.46	1,226,210	0.71	0.71 (e)	0.61	26.2
22.07	421,601	0.72	0.72 (e)	0.85	34.4
17.74	179,732	0.75	0.95 (e)	1.46	1.3
6.40 (c)	5,321	0.75 (d)	4.83 (d),(e)	0.87 (d)	7.3 (d)

7.67 (c)	21	1.24 (d)	–	0.20 (d)	30.9 (d)
8.44 (c)	11	1.26 (d)	–	(0.13) (d)	36.4 (d)

7.68 (c)	30	1.05 (d)	–	0.51 (d)	30.9 (d)
8.57 (c)	11	1.07 (d)	–	0.05 (d)	36.4 (d)

7.77 (c)	12	0.93 (d)	–	0.60 (d)	30.9 (d)
8.63 (c)	11	0.95 (d)	–	0.19 (d)	36.4 (d)

6.69 (c)	11	0.75 (d)	257.58 (d),(e)	0.28 (d)	30.9 (d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2017.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from June 14, 2012, date operations commenced, through August 31, 2012.
(g)	Period from March 29, 2016, date operations commenced, through August 31, 2016.
(h)	Period from January 3, 2017, date operations commenced, through February 28, 2017.

39

ADDITIONAL INFORMATION
Additional information about the Fund is available in the Statement of Additional Information dated April 7, 2017, as revised May 2, 2017, and amended and restated June 12, 2017 and September 11, 2017, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principalfunds.com/prospectuses. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.
Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.
PFI has entered into a management agreement with Principal Global Investors, LLC (“PGI”). PFI and/or PGI, on behalf of the Funds, enter into contractual arrangements with various parties, including, among others, the Funds’ sub-advisors, distributor, transfer agent and custodian, who provide services to the Funds. These arrangements are between PFI and/or PGI and the applicable service provider. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of these arrangements. Such arrangements are not intended to create in any individual shareholder or group of shareholders any right, including the right to enforce such arrangements against the service providers or to seek any remedy thereunder against PGI or any other service provider, either directly or on behalf of PFI or any Fund.
This prospectus provides information that you should consider in determining whether to purchase shares of a Fund. This prospectus, the Statement of Additional Information, or the contracts that are exhibits to PFI’s registration statement are not intended to give rise to any agreement or contract between PFI and/or any Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.
The U.S. government does not insure or guarantee an investment in any of the Funds.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Principal Bank or any other financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

40

PRINCIPAL FUNDS, INC. (“PFI” or the "Fund")
Statement of Additional Information
dated April 7, 2017, as revised May 2, 2017, and amended and restated June 12, 2017 and September 11, 2017
This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. This prospectus, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus dated April 7, 2017, as revised May 2, 2017 for the A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S share classes; the prospectus dated June 12, 2017 for Class R-6 of the Global Multi-Strategy Fund; and the prospectus dated September 11, 2017 for the Class J shares of the Blue Chip Fund.
Incorporation by Reference: The audited financial statements, schedules of investments and auditor's report included in the Fund's Annual Report to Shareholders, for the fiscal year ended August 31, 2016, and the unaudited financial statements and schedules of investments included in the Fund's Semiannual Report to Shareholders, for the period ended February 28, 2017, are hereby incorporated by reference into and are legally a part of this SAI.
For a free copy of the current prospectus, semiannual or annual report, call 1-800-222-5852 or write:
Principal Funds
P.O. Box 8024
Boston, MA 02266-8024
The prospectus may be viewed at www.principalfunds.com/prospectuses.

Ticker Symbols by Share Class
Fund	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6	S
Blue Chip	PBLAX	PBLCX	PBCJX	PBCKX			PGBEX	PGBFX	PGBGX	PGBHX
Bond Market Index			PBIJX	PNIIX	PBIMX	PBINX	PBOIX	PBIPX	PBIQX
Capital Securities											PCSFX
Diversified Real Asset	PRDAX	PRDCX		PDRDX			PGDRX	PGDSX	PGDTX	PDARX
Dynamic Floating Rate High Income	PDYAX			PDYIX
EDGE MidCap				PEDGX						PEDMX
Global Multi-Strategy	PMSAX	PMSCX		PSMIX						PGLSX
Global Opportunities	PGLAX	PGOCX		PGOIX
International Equity Index				PIDIX	PILIX	PINEX	PIIOX	PIIPX	PIIQX	PFIEX
International Small Company	PICAX			PISMX						PFISX
Multi-Manager Equity Long/Short	PGMMX			PGPIX						PGPMX
Opportunistic Municipal	PMOAX	PMODX		POMFX
Origin Emerging Markets	POEYX			POEIX						POEFX
Preferred Securities	PPSAX	PRFCX	PPSJX	PPSIX	PUSAX	PPRSX	PNARX	PQARX	PPARX	PPREX
Real Estate Allocation	PAEDX			PADDX
Real Estate Debt Income	PRDYX			PRDIX						PRDHX
Small-MidCap Dividend Income	PMDAX	PMDDX		PMDIX						PMDHX
SystematEx International				PSOMX						PSTMX
SystematEx Large Value										PSLVX

FUND HISTORY
Principal Funds, Inc. (“PFI” or the "Fund") was organized as Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000. The Fund changed its name to Principal Funds, Inc. effective June 13, 2008.
On January 12, 2007, the Fund acquired WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC.
Classes offered by each Fund are shown in the following table.

Share Class
Fund	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6	S
Blue Chip	X	X	X	X			X	X	X	X
Bond Market Index			X	X	X	X	X	X	X
Capital Securities											X
Diversified Real Asset	X	X		X			X	X	X	X
Dynamic Floating Rate High Income	X			X
EDGE MidCap				X						X
Global Multi-Strategy	X	X		X						X
Global Opportunities	X	X		X
International Equity Index				X	X	X	X	X	X	X
International Small Company	X			X						X
Multi-Manager Equity Long/Short	X			X						X
Opportunistic Municipal	X	X		X
Origin Emerging Markets	X			X						X
Preferred Securities	X	X	X	X	X	X	X	X	X	X
Real Estate Allocation	X			X
Real Estate Debt Income	X			X						X
Small-MidCap Dividend Income	X	X		X						X
SystematEx International				X						X
SystematEx Large Value										X
Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.
Principal Global Investors, LLC ("PGI" or the "Manager") may recommend to the Board of Directors (the "Board"), and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. PGI may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective. PGI may also recommend to the Board, and the Board may elect, to close certain share classes to new or new and existing investors.

MULTIPLE CLASS STRUCTURE
The Board has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S.
Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 12 months of purchase may be subject to a contingent deferred sales charge ("CDSC"), as described in the prospectus.
Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.
Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.
For Classes A, C, and J shares, the CDSC is waived on shares:

•	redeemed within 90 days after an account is re-registered due to a shareholder's death;

•	redeemed to pay surrender fees;

•	redeemed to pay retirement plan fees;

•	redeemed involuntarily from accounts with small balances;

•	redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased prior to the disability;

•	redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;

•	redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;

•
redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;

•	redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or

•
redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.)

For Class J shares, the CDSC also is waived on shares:

•	redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO); or

•
of the Money Market Fund redeemed within 30 days of the initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Principal Securities, Inc. (PSI)

Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 shares are available without any front-end sales charge or contingent deferred sales charge. Classes R-1, R-2, R-3, R-4, and R-5 shares are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. Classes R-1, R-2, R-3, R-4, and R-5 shares are subject to asset based charges (described below). Class R-6 shares are generally available through the defined contribution investment only channel.
PGI receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Classes R-1, R-2, R-3, R-4, and R-5 shares pay PGI a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.
Service Agreement (Classes R-1, R-2, R-3, R-4, and R-5 Shares)
The Service Agreement provides for PGI to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:

•	responding to plan sponsor and plan member inquiries;

•	providing information regarding plan sponsor and plan member investments; and

•
providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay PGI service fees equal to 0.25% of the average daily net assets attributable to each of the R-1, R-2, R-3, R-4, and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to PGI (or at such other intervals as the Fund and PGI may agree).

Administrative Service Agreement (Classes R-1, R-2, R-3, R-4, and R-5 Shares)
The Administrative Service Agreement provides for PGI to provide services to beneficial owners of Fund shares. Such services include:

•	receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;

•	providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;

•	processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;

•	acting as shareholder of record and nominee for plans;

•	maintaining account records for shareholders and/or other beneficial owners;

•	providing notification to plan shareholders of transactions affecting their accounts;

•	forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;

•	distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and

•	other similar administrative services.
As compensation for these services, the Fund will pay PGI service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.20% of the average daily net assets of the R-2 Class, 0.07% of the average daily net assets of the R-3 Class, 0.03% of the average daily net assets of the R-4 Class and 0.01% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to PGI (or at such other intervals as the Fund and PGI may agree).
PGI will generally, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with PGI, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve PGI of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of PGI.
Class S: Class S shares are available without any front-end sales charge or contingent deferred sales charge. Eligibility to invest in the Capital Securities Fund is limited to certain wrap-fee program accounts. Only wrap-fee program accounts as to which Spectrum and/or PGI have an agreement with the wrap-fee program's sponsor ("Sponsor") or the wrap account owner to provide investment advisory or sub-advisory services (either directly or by providing a model investment portfolio created and maintained by Spectrum and/or PGI to the Sponsor or one or more Sponsor-designated investment managers) (Eligible Wrap Accounts) are eligible to purchase shares of the Fund. References to Wrap Fee Adviser shall mean Spectrum and/or PGI in their role providing such services to Eligible Wrap Accounts.
A client agreement with the Sponsor to open an account in the Sponsor's wrap-fee program typically may be obtained by contacting the Sponsor or your financial advisor. Purchase and sale decisions regarding Fund shares for your wrap account ordinarily will be made by the Wrap Fee Adviser, the Sponsor or a Sponsor-designated investment manager, depending on the particular wrap-fee program in which your wrap account participates. If your wrap-fee account's use of the Wrap Fee Adviser's investment style is terminated by you, the Sponsor or the Wrap Fee Adviser, your wrap account will cease to be an Eligible Wrap Account and you will be required to redeem all your shares of the Capital Securities Fund. Each Eligible Wrap Account, by purchasing shares, agrees to any such redemption.
Rule 12b-1 Fees / Distribution Plans and Agreements
Effective December 31, 2016, the Distributor has voluntarily agreed to limit the Fund’s Distribution Fees and/or Service (12b-1) Fees attributable to Class J. This waiver will reduce the Fund’s Distribution Fees by 0.030% (expressed as a percent of average net assets on an annualized basis). The fee waiver may be revised or terminated at any time without notice to shareholders.
The Distributor for the Funds is Principal Funds Distributor, Inc. ("PFD"). The address for PFD is as follows: 620 Coolidge Drive, Suite 300, Folsom, CA 95630.
In addition to the management and service fees, certain of the Fund's share classes are subject to a Rule 12b-1 Distribution Plan and Agreement (a “Plan”). The Board and initial shareholders of Classes A, C, J, R-1, R-2, R-3, and R-4 shares have approved and entered into a Plan. In adopting the Plans, the Board (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act)) determined that there was a reasonable likelihood that the Plans would benefit the Funds and the shareholders of the affected classes. Among the possible benefits of the Plans include the potential for building and retaining Fund assets as well as the ability to offer an incentive for registered representatives to provide ongoing servicing to shareholders.

The Plans provide that each Fund makes payments to the Fund's Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include, but are not limited to:

•	formulation and implementation of marketing and promotional activities;

•	preparation, printing, and distribution of sales literature;

•	preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;

•	obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;

•	making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and

•	providing training, marketing, and support with respect to the sale of shares.
The Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Share Class	Maximum Annualized 12b-1 Fee

A (1)	0.25%
C (1)	1.00%
J (1)	0.15%
R-1	0.35%
R-2	0.30%
R-3	0.25%
R-4	0.10%
(1) The Distributor also receives the proceeds of any CDSC imposed.
The Distributor may remit on a continuous basis all of these sums to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.
Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Classes A, C, J, R-1, R-2, R-3, or R-4 shares.
Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.

The Funds made the following Distribution/12b-1 payments for the year ended August 31, 2016:

Fund	Distribution/12b-1 Payments (amounts in thousands)
Blue Chip	$238
Bond Market Index	138
Capital Securities	—
Diversified Real Asset	600
Dynamic Floating Rate High Income	18
Edge MidCap	—
Global Multi-Strategy	1,009
Global Opportunities	28
International Equity Index	54
International Small Company	12
Multi-Manager Equity Long/Short	—
Opportunistic Municipal	225
Origin Emerging Markets	1
Preferred Securities	10,229
Real Estate Allocation	1
Real Estate Debt Income	40
Small-MidCap Dividend Income	1,792
SystematEx International	—
SystematEx Large Value	—
Transfer Agency Agreement (Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (620 Coolidge Drive, Suite 300, Folsom, CA 95630), an affiliate of PGI, to act as transfer and shareholder servicing agent for the Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares.

•
For Classes A and C, and Institutional Class shares, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount equal to the costs incurred by PSS for providing such services.

•	For Class J shares, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount that includes profit.
The Fund pays PSS for the following services for Classes A, C, and J, and Institutional Class shares:

•	issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;

•	preparation and distribution of dividend and capital gain payments to shareholders;

•	delivery, redemption and repurchase of shares, and remittances to shareholders;

•	the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;

•	communication with shareholders concerning the above items; and

•	use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.
The Fund does not pay for these services for Classes R-1, R-2, R-3, R-4, R-5, and R-6 shares. PSS will pay operating expenses attributable to Classes R-1, R-2, R-3, R-4, and R-5 shares related to (a) the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Fund for sale in states and jurisdictions.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
The Fund is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as “Funds.” Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified except the Real Estate Debt Income Fund, which is non-diversified.
Fund Policies
The investment objectives, investment strategies and the principal risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities that those managing the investments of each Fund can select. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.
The composition of each Fund and the techniques and strategies that those managing the fund's investments may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.
The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended, ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board.
With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional Information.
Blue Chip, Bond Market Index, Capital Securities, Diversified Real Asset, Dynamic Floating Rate High Income, EDGE MidCap, Global Multi-Strategy, Global Opportunities, International Equity Index, International Small Company, Multi-Manager Equity Long/Short, Opportunistic Municipal, Origin Emerging Markets, Preferred Securities, Real Estate Debt Income, Small-MidCap Dividend Income, SystematEx International, and SystematEx Large Value Funds
Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each:

1)
Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2)
Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3)
Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

4)	Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6)
Fund, except the Real Estate Debt Income Fund, has elected to be treated as a “diversified” investment company, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7)
Fund may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This restriction does not apply to the Capital Securities, Diversified Real Asset, Preferred Securities, or Real Estate Debt Income Funds (the restriction applies to the Bond Market Index and International Equity Index Funds except to the extent that the related Index is also so concentrated).

The Capital Securities, Diversified Real Asset, Preferred Securities, and Real Estate Debt Income Funds will concentrate their investments in a particular industry or group of industries as described in the prospectus.

8)	Fund may not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
Non-Fundamental Restrictions
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)
Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time.

2)
Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction, from time to time, are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.

3)	Invest in companies for the purpose of exercising control or management.

4)
Invest more than 25% (45% for Preferred Securities Fund) of its assets in foreign securities, except that the Capital Securities, Diversified Real Asset, Global Multi-Strategy, Global Opportunities, International Equity Index, International Small Company, Multi-Manager Equity Long/Short, Origin Emerging Markets, and SystematEx International Funds may invest up to 100% of their assets in foreign securities; the Bond Market Index Fund may invest in foreign securities to the extent that the relevant index is so invested; and the Opportunistic Municipal Fund may not invest in foreign securities.

5)	Invest more than 5% of its total assets in real estate limited partnership interests (except the Diversified Real Asset, Global Multi-Strategy, and Real Estate Debt Income Funds).

6)
Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the Securities and Exchange Commission. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Each Fund (except the Global Multi-Strategy, Global Opportunities, and SystematEx International Funds) has also adopted the non-fundamental policy (except the Opportunistic Municipal Fund, which has adopted a fundamental policy), pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the type of investments, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. For purposes of testing this requirement and other requirements with respect to foreign currency investments, each Fund will count forward foreign currency contracts and similar investments that have economic characteristics similar or equivalent to investing in foreign currency directly; such value will be determined using the Fund’s Investments in cash and/or cash equivalents to the extent such instruments are used to cover the Fund’s exposure under such forward foreign currency contracts and similar instruments. For purposes of testing the 80% requirement for the Multi-Manager Equity Long/Short Fund with respect to single name equity swaps which are “fully paid” (equity swaps in which cash and/or cash equivalents are specifically segregated on the Fund’s books for the purpose of covering the full notional value of the swap), the Fund will count the value of such cash and/or cash equivalents. For purposes of testing the 80% requirement for the Dynamic Floating Rate High Income Fund, the Fund will count all investments in an exchange traded-fund (“ETF”) toward the requirement as long as 80% of the value of the ETF’s holdings focus on the particular type of investment suggested by the Fund name. This policy applies at the time of purchase. The Fund will provide 60 days’ notice to shareholders prior to implementing a change in this policy for the Fund. For purposes of this non-fundamental restriction, the Fund tests market capitalization ranges monthly.

Real Estate Allocation Fund
Fundamental Restrictions
Each of the following numbered restrictions for the above-listed Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund:

1)	May not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2)
May not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3)
May not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

4)	May not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	May not make loans except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6)
Has elected to be treated as a “diversified” investment company, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7)	Will concentrate, as that term is used in the 1940 Act, its investments in a particular industry or group of industries described in the prospectus.

8)	May not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
Non-Fundamental Restrictions
The above-listed Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

1)
Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction, from time to time, by the underlying funds are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.

2)	Invest in companies for the purpose of exercising control or management.

This Fund has also adopted the non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the type of investments, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. For purposes of testing the 80% requirement, the Fund will count all investments in an underlying fund toward the requirement as long as 80% of the value of the underlying fund's holdings focus on the particular type of investment suggested by the Fund name. This policy applies at the time of purchase. This policy applies at the time of purchase. The Fund will provide 60 days’ notice to shareholders prior to implementing a change in this policy for the Fund.
Investment Strategies and Risks Related to Borrowing and Senior Securities, Commodity-Related Investments and Industry Concentration
Borrowing and Senior Securities
Under the 1940 Act, a fund that borrows money is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. If a Fund invests the proceeds of borrowing, borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. If a Fund invests the proceeds of borrowing, money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Pursuant to SEC staff interpretations of the 1940 Act, a fund that purchases securities or makes other investments that have a leveraging effect on the fund (for example, reverse repurchase agreements) must segregate assets to render them not available for sale or other disposition in an amount equal to the amount the fund owes pursuant to the terms of the security or other investment.
Commodity-Related Investments
All Funds Except the Diversified Real Asset Fund and the Global Multi-Strategy Fund
Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Funds under Rule 4.5, the Funds are not deemed to be “commodity pools” or “commodity pool operators” under the Commodity Exchange Act (“CEA”). The Funds are therefore not subject to registration under the CEA. The CFTC recently amended Rule 4.5 “Exclusion for certain otherwise regulated persons from the definition of the term ‘commodity pool operator.’” Rule 4.5 provides that an investment company does not meet the definition of “commodity pool” or “commodity pool operator” if its use of futures contracts, options on futures contracts and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. The Funds intend to limit their use of futures contracts, options on futures contracts and swaps to the degree necessary to fall within one of the two exclusions. If any of the Funds is unable to do so, it may incur expenses to comply with the CEA and rules the CFTC has adopted under it.
Diversified Real Asset Fund and Global Multi-Strategy Fund
The Diversified Real Asset Fund and the Global Multi-Strategy Fund are each deemed to be a “commodity pool” under the CEA, and PGI is considered a “commodity pool operator” with respect to each such Fund. PGI is therefore subject to dual regulation by the SEC and the CFTC. The CFTC or the SEC could alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures and currency futures) or options on commodity futures or swaps transactions by investment companies, including these Funds.
To gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code (the “Code”), the Diversified Real Asset Fund and the Global Multi-Strategy Fund may each invest up to 25% of its total assets in its respective wholly-owned subsidiary organized under the laws of the Cayman Islands (a “Cayman Subsidiary”). The Diversified Real Asset Fund and the Global Multi-Strategy Fund may test for compliance with certain investment restrictions on a consolidated basis with its Cayman Subsidiary. With respect to investments that involve leverage each Cayman Subsidiary will comply with applicable asset segregation requirements to the same extent as required by the parent fund.

Industry Concentration
“Concentration” means a fund invests more than 25% of its net assets in a particular industry or group of industries. To monitor compliance with the policy regarding industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor's Global Industry Classification Standard (GICS), the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or any other reasonable industry classification system. The Funds, except the Real Estate Allocation Fund, interpret their policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. The Real Estate Allocation Fund invests in shares of mutual funds, which do not constitute an industry; however, its underlying funds are concentrated in the real estate industry. For purposes of this restriction, government securities such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions. The Funds view their investments in tax-exempt municipal securities as not representing interests in any particular industry or group of industries. For information about municipal securities, see the Municipal Obligations section.
Other Investment Strategies and Risks
Commodity Index-Linked Notes
A commodity index-linked note is a type of structured note that is a derivative instrument. Over the long term, the returns on a fund's investments in commodity index-linked notes are expected to exhibit low or negative correlation with stocks and bonds, which means the prices of commodity-linked notes may move in a different direction than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decrease in value and the prices of certain commodities, such as oil and metals, have historically tended to increase. The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such economic conditions, a fund's investments in commodity index-linked notes may be expected not to perform as well as investments in traditional securities. There can be no assurance, however, that derivative instruments will perform in that manner in the future and, at certain times in the past, the price movements of commodity-linked investments have been parallel to debt and equity securities. If commodities prices move in tandem with the prices of financial assets, they may not provide overall portfolio diversification benefits.
Convertible Securities
A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the fund’s ability to achieve its investment objective.

Synthetic Convertibles
A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when such a combination may better achieve a fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
A fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the fund in turn assumes credit risk associated with the convertible note.
Corporate Reorganizations
Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of those managing the fund's investments, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a fund.
In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount: significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of those managing the fund's investments, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.

Cyber Security Issues
The Fund and its service providers may be subject to cyber security risks. Those risks include, among others, theft, misuse or corruption of data maintained online or digitally; denial of service attacks on websites; the loss or unauthorized release of confidential and proprietary information; operational disruption; or various other forms of cyber security breaches. Cyber-attacks against or security breakdowns of a Fund or its service providers may harm the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability of Fund shareholders to transact business, inability to calculate a fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Cyber security risks may also affect issuers of securities in which a fund invests, potentially causing the fund’s investment in such issuers to lose value. Despite risk management processes, there can be no guarantee that a fund will avoid losses relating to cyber security risks or other information security breaches.
Derivatives
Options on Securities and Securities Indices
The Funds (except the Real Estate Allocation Fund) may each write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

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Exchange-Traded Options. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction.

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Over the Counter ("OTC") Options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Writing Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.
The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.
The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the market value of the option that was written.
Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. For a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.
When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.
Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.
Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of those managing the fund's investments, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
Index Warrants. Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then a Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.
Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

Futures Contracts and Options on Futures Contracts
The Funds (except the Real Estate Allocation Fund) may each purchase and sell futures contracts of many types, including for example, futures contracts covering indexes, financial instruments, and foreign currencies. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. The Commodity Futures Trading Commission regulates futures contracts, options on futures contracts, and the commodity exchanges on which they are traded. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
Futures Contracts. A Fund may purchase or sell a futures contract to gain exposure to a particular market asset without directly purchasing that asset. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.
A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).
When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.
Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.
In using futures contracts, the Fund may seek to establish with more certainty than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts.
When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.
Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.
If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.
When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.
Risks Associated with Futures Transactions. There are many risks associated with transactions in futures contracts and related options. The value of the assets that are the subject of the futures contract may not move in the anticipated direction. A Fund's successful use of futures contracts is subject to the ability of those managing the fund's investments to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.
Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Debt-Linked and Equity-Linked Securities
The Funds may invest in debt-linked and equity-linked securities. The investment results of such instruments are intended to correspond generally to the performance of one or more specified equity or debt securities, or of a specific index or analogous “basket” of equity or debt securities. Therefore, investing in these instruments involves risks similar to the risks of investing in the underlying stocks or bonds directly. In addition, a Fund bears the risk that the issuer of an equity- or debt-linked security may default on its obligations under the instrument. Equity- and debt-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments as well as structured notes. Like many derivatives and structured notes, equity- and debt-linked securities may be considered illiquid, potentially limiting a Fund’s ability to dispose of them.
Hybrid Instruments
A hybrid instrument is a type of derivative that combines a traditional stock or bond with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be economically similar to a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable and therefore are subject to many of the same risks as investments in those underlying securities, instruments or commodities.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Spread Transactions
The Funds (except the Real Estate Allocation Fund) may each engage in spread trades, which typically represent a simultaneous purchase and sale of two different contracts designed to capture the change in the relationship in price between the two contracts. Spread transactions are typically accompanied by lower margin requirements and lower volatility than an outright purchase. Each Fund may purchase spread options. The purchase of a covered spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.
Swap Agreements and Options on Swap Agreements
Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency swap agreements and currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options”).
A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; to protect against currency fluctuations; as a duration management technique; to protect against any increase in the price of securities a Fund anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index.

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Interest rate swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

•	Currency swaps. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

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Index swaps. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities).

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Total return swaps. A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.

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Commodity swap agreements. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

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Credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The Funds may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.

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Investment Pools. The Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.

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Contracts for differences. “Contracts for differences” are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, a Fund’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. A Fund may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. A Fund may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.

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Swaptions. A swap option (also known as “swaptions”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The buyer and seller of the swap option agree on the strike price, length of the option period, the term of the swap, notional amount, amortization and frequency of settlement. A Fund may engage in swap options for hedging purposes or in an attempt to manage and mitigate credit and interest rate risk. Each Fund may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, imperfect correlation between movements of the price of the swap options and the price of the securities, indices or other assets serving as reference instruments for the swap option, reducing the effectiveness of the instrument for hedging or investment purposes.

Obligations under Swap Agreements. The swap agreements the Funds enter into settle in cash and, therefore, provide for calculation of the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund's current obligations (or rights) under such a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by those managing the fund's investments in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements for which the Fund segregates assets will not be construed to be “senior securities” for purposes of the Fund's investment restriction concerning senior securities.
Risks associated with Swap Agreements. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of those managing the fund's investments to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by those managing the fund's investments. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Liquidity of Swap Agreements. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid. The liquidity of swap agreements will be determined by those managing the fund's investments based on various factors, including:

•	the frequency of trades and quotations,

•	the number of dealers and prospective purchasers in the marketplace,

•	dealer undertakings to make a market,

•	the nature of the security (including any demand or tender features), and

•	the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.
Valuing Swap Agreements. For purposes of applying the funds’ investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the funds at market value. In the case of a credit default swap, however, in applying certain of the funds’ investment policies and restrictions the fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the funds’ other investment policies and restrictions. For example, a fund may value credit default swaps at full exposure value for purposes of the fund’s credit quality guidelines because such value reflects the fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Permissible Uses of Futures and Options on Futures Contracts
Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, commodity, equity, or fixed-income markets. Each Fund may engage in futures trading in an effort to generate returns. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so. When a Fund purchases a futures contract, or writes a call option on a futures contract, it segregates liquid assets that, when added to the value of assets deposited with the futures commission merchant as margin, are equal to the market value of the contract.
Limitations on the Use of Futures, Options on Futures Contracts, and Swaps
All Funds except the Diversified Real Asset Fund and the Global Multi-Strategy Fund. Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Funds under Rule 4.5, the Funds are not deemed to be “commodity pools” or “commodity pool operators” under the Commodity Exchange Act (“CEA”). The Funds are therefore not subject to registration under the CEA. Rule 4.5 provides that a an investment company does not meet the definition of “commodity pool” or “commodity pool operator” if its use of futures contracts, options on futures contracts and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. The Funds intend to limit their use of futures contracts, options on futures contracts and swaps to the degree necessary to fall within one of the two exclusions.
Diversified Real Asset Fund and Global Multi-Strategy Fund. The Diversified Real Asset Fund and the Global Multi-Strategy Fund are each deemed to be regulated “commodity pools” under the CEA and as a result may invest in futures contracts, options on futures contracts and swaps in excess of the limitations imposed by the CFTC under Rule 4.5.
Risk of Potential Government Regulation of Derivatives
It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is difficult to predict the effects future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a fund to use certain instruments as a part of its investment strategy. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments.
If adopted as proposed, these regulations could significantly limit or impact a fund's ability to invest in derivatives and related instruments, limit a fund's ability to employ certain strategies that use derivatives and/or adversely affect the fund's performance, efficiency in implementing strategies, and ability to pursue their investment objectives. Limits or restrictions applicable to the counterparties with which the funds engage in derivative transactions could also prevent the funds from using certain instruments.

Fixed-Income Securities
ETNs
Certain funds may invest in, or sell short, exchange-traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.
ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear their proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The Internal Revenue Service ("IRS") and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may also be times when an ETN share trades at a premium or discount to its market benchmark or strategy.
Funding Agreements
Funds may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index (such as LIBOR). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company. GICs are considered illiquid securities and will be subject to any limitations on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist. Investments in GICs are subject to the risks associated with fixed-income instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.
Inflation-Indexed Bonds
The Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Step-Coupon Securities
The Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.
"Stripped" Securities
The Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.
Structured Notes
Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.
Structured notes can serve many different purposes in the management of a fund. For example, they can be used to increase a fund’s exposure to changes in the value of assets that a fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They also can be used to hedge the risks associated with other investments a fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a fund’s portfolio as a whole. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Structured notes also may be more difficult to accurately price than less complex securities and instruments or more traditional debt securities. Many structured notes have limited or no liquidity, so that a fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the analysis of those managing the fund's investments of the issuer’s creditworthiness and financial prospects, and of their forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative securities.
Zero-Coupon Securities
The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.
Foreign Currency Transactions
Options on Foreign Currencies
A Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. A Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio. Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require a Fund to forgo a portion or all of the benefits of advantageous changes in those rates.
A Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
Futures on Currency
A foreign currency future provides for the future sale by one party and purchase by another party of a specified quantity of foreign currency at a specified price and time. A public market exists in futures contracts covering a number of foreign currencies. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward Foreign Currency Exchange Contracts
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.
The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
Those managing the fund's investments also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.
A Fund segregates liquid assets in an amount equal to (1) at least its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts that are cash settled and (2) the net notional value with respect to forward currency contracts that are not cash settled. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.
Foreign Securities
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.
Asia-Pacific Countries
In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.

An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
China
Investing in China involves special considerations, including: the risk of nationalization or expropriation of assets or confiscatory taxation; greater governmental involvement in and control over the economy, interest rates and currency exchange rates; controls on foreign investment and limitations on repatriation of invested capital; greater social, economic and political uncertainty; dependency on exports and the corresponding importance of international trade; and currency exchange rate fluctuations. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. These and other factors may decrease the value and liquidity of a fund's investments.
Europe
The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. Certain funds may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU, including, with respect to the latter, the United Kingdom (the "UK"), which is a significant market in the global economy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
The UK’s referendum vote to leave the EU (referred to as "Brexit") could cause business disruptions and uncertainty and thus adversely impact the financial results and operations of various European companies and economies. Although the precise time frame for Brexit is uncertain, it is currently expected that the UK will seek to withdraw from the EU with an anticipated completion date within two years after notifying the European Council of the UK’s intention to withdraw. The effects of Brexit will largely depend on any agreements the UK makes to retain access to EU markets either during a transitional period or more permanently. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replace or replicate. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations.

Japan
Japanese investments may be significantly affected by events influencing Japan’s economy and the exchange rate between the Japanese yen and the U.S. Dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Japan is located in a seismically active area, and in 2011 experienced an earthquake of a sizable magnitude and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.
Latin America
Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, the political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Certain Latin American countries may also have managed currencies which are maintained at artificial levels to the U.S. Dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.
High Yield Securities
Some funds invest a portion of their assets in bonds that are rated below investment grade (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those managing the fund's investments will determine whether the bond is of a quality comparable to those rated below investment grade). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Issuers of high yield securities may be involved in restructurings or bankruptcy proceedings that may not be successful. If an issuer defaults, it may not be able to pay all or a portion of interest and principal owed to the fund, it may exchange the high yield securities owned by the fund for other securities, including equities, and/or the fund may incur additional expenses while seeking recovery of its investment. Some funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. Those managing the fund's investments will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each fund has with regard to high yield bonds unless those managing the fund's investments deem such securities to be the equivalent of investment grade bonds. Some of the high yield securities consist of Rule 144A securities. High yield securities may contain any type of interest rate payment or reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and those with auction rate features.

Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.
When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.
Interfund Lending and Borrowing
The SEC has granted an exemption permitting Principal Funds to borrow money from and lend money to each other for temporary or emergency purposes. The loans are subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund's investment objectives and policies. Interfund loans and borrowings have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The Board is responsible for overseeing and periodically reviewing the interfund lending program.
Inverse Floating Rate and Other Variable and Floating Rate Instruments
The Funds may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating rate debt instruments, or “inverse floaters”. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.
Master Limited Partnerships (“MLPs”)
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from "Qualifying Income". Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP's organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.

An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.
The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/ or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices. The MLP industry in general could be hurt by market perception that MLP's performance and valuation are directly tied to commodity prices.
Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.
Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids ("NGLs"). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.
Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.
MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy Regulatory Commission ("FERC"), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline. Certain MLPs regulated by the FERC have the right, but are not obligated, to redeem common units held by an investor who is not subject to U.S. federal income taxation. The financial condition and results of operations of an MLP that redeems its common units could be adversely impacted.

MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.
MLPs may be subject to liability relating to the release of substances into the environment, including liability under federal “Superfund” and similar state laws for investigation and remediation of releases and threatened releases of hazardous materials, as well as liability for injury and property damage for accidental events, such as explosions or discharges of materials causing personal injury and damage to property. Such potential liabilities could have a material adverse effect upon the financial condition and results of operations of MLPs.
MLPs are subject to numerous business related risks, including: deterioration of business fundamentals reducing profitability due to development of alternative energy sources, consumer sentiment with respect to global warming, changing demographics in the markets served, unexpectedly prolonged and precipitous changes in commodity prices and increased competition that reduces the MLP’s market share; the lack of growth of markets requiring growth through acquisitions; disruptions in transportation systems; the dependence of certain MLPs upon the energy exploration and development activities of unrelated third parties; availability of capital for expansion and construction of needed facilities; a significant decrease in natural gas production due to depressed commodity prices or otherwise; the inability of MLPs to successfully integrate recent or future acquisitions; and the general level of the economy.
Municipal Obligations and AMT-Subject Bonds
Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.
The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities. To the extent that a fund invests a significant portion of its assets in municipal obligations issued in connection with a single project, the fund likely will be affected by the economic, business or political environment of the project.
AMT-Subject Bonds are industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.
Municipal Bonds
Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Funds may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

Municipal Commercial Paper
Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
Municipal Notes
Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

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Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

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Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

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Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Opportunistic Municipal Fund will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

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Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

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Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Other Municipal Obligations
Other kinds of Municipal Obligations are occasionally available in the marketplace, and the fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned.
Stand-By Commitments
Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a fund with respect to a particular municipal security held in the fund's portfolio.

The amount payable to a fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the fund. Absent unusual circumstances, the fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.
A fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the funds without the payment of any direct or indirect consideration. The funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a fund's portfolio would not exceed 0.50% of the value of a fund's total assets calculated immediately after each stand-by commitment is acquired.
The funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that those managing the fund's investments believe present minimum credit risks. A fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a fund will be evaluated on an ongoing basis by those managing the fund's investments.
A fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a fund's portfolio.
Variable and Floating Rate Obligations
Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the fund to redeem at par.
The fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. Those managing the fund's investments monitor on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
Funds may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A fund has the right to demand payment on seven days' notice, for all or any part of the fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the fund.

Risks of Municipal Obligations
The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.
Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the fund to pay "exempt interest" dividends may be adversely affected. The fund would reevaluate its investment objective and policies and consider changes in its structure.
Special Considerations Relating to California Municipal Obligations
The Opportunistic Municipal Fund invests in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy.
Taxable Investments of the Municipal Funds
The Opportunistic Municipal Fund may invest a portion of its assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P Global or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P Global or Moody's; corporate bonds and debentures must be rated at least "A" by S&P Global or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Opportunistic Municipal Fund may invest without limitation in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.
Insurance
The insured municipal obligations in which the Opportunistic Municipal Fund may invest are insured under insurance policies that relate to the specific municipal obligation in question. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.
The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

Pay-in-Kind Securities
The Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.
Portfolio Turnover (Active Trading)
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.
It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.
Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.
Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.
The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

Fund	2016 Turnover	2015 Turnover	Comments
Bond Market Index Fund	151.8%	319.5%
The Fund experienced large redemptions in 2015, and consequently sold securities to meet the redemption requests, resulting in a higher turnover level. Turnover level for 2016 is more consistent with past levels.

Real Estate Allocation Fund	76.4%	33.5%	Portfolio management views on the real estate market resulted in higher turnover due to allocation shifts between the two underlying funds.
Real Estate Debt Income Fund	20.1%	42.2%	Portfolio management views on the market resulted in lower turnover and less adjustments on underlying fund holdings.
Preferred Securities
Preferred securities include: traditional preferred securities, hybrid-preferred securities, $25 par hybrid preferred securities, U.S. dividend received deduction (“DRD”) preferred stock, fixed rate and floating rate adjustable preferred securities, step-up preferred securities, public and 144A $1000 par capital securities including U.S. agency subordinated debt issues, tier 2 fixed and floating rate capital securities, alternative tier 1 securities, contingent capital notes, contingent convertible securities ("CoCos"), trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.

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Traditional Preferred Securities. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds.

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Hybrid or Trust Preferred Securities. Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.

Preferred securities may be issued by trusts (likely one that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company) or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.

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Floating rate preferred securities. Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

If a portion of a fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by a fund as derived from qualified dividend income (“QDI”) will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided certain holding period and other requirements are met by both the shareholder and the fund. Dividend income that a fund receives from REITs, if any, will generally not be treated as QDI and will not qualify for the corporate dividends-received deduction. It is unclear the extent to which distributions a fund receives from investments in certain preferred securities will be eligible for treatment as QDI or for the corporate dividends-received deduction. A fund cannot predict at this time what portion, if any, of its dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.

Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make and/or invests in construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities").
Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
The Funds may invest in repurchase and reverse repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the fund's investments deem creditworthy (those that are large, well-capitalized, and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.
In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by those managing the fund's investments.
A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that those managing the fund's investments deem creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.
A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be segregated by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.
Restricted and Illiquid Securities
A Fund may experience difficulty in valuing and selling illiquid securities and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act, (7) thinly-traded securities, and (8) securities whose resale is restricted under the federal securities laws or contractual provisions (including restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers). Generally, restricted securities may be sold only in a public offering for which a registration statement has been filed and declared effective or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund that owns restricted securities may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell.
Illiquid and restricted securities are priced at fair value as determined in good faith by or under the direction of the Directors. As described above, some of the Funds have adopted investment restrictions that limit investments in illiquid securities. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities that may be resold under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.
Securitized Products - Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.
The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.
The Funds may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.
Short Sales
A short sale involves the sale by the fund of a security that it does not own with the expectation of covering settlement by purchasing the same security at a later date at a lower price. The fund may also enter into a short position by using a derivative instrument, such as a future, forward, or swap agreement. If the price of the security or derivative increases prior to the time the fund is required to replace the borrowed security, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the broker. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the value of the investment.
A “short sale against the box” is a technique that involves selling either a security owned by the fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, at no additional cost, for delivery at a specified date in the future. A fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short against the box increases prior to the scheduled delivery date, a fund will lose money.
Supranational Entities
The Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.
Synthetic Securities
Incidental to other transactions in fixed income securities and/or for investment purposes, a Fund also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create “synthetic” securities which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). A Fund also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics. The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Synthetic securities may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.

Temporary Defensive Measures/Money Market Instruments
All of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

•	U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

•	U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

•	U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.

•	U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

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Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of those managing the fund's investments, are of comparable quality. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by those managing the fund's investments to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.
A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

•	Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.

•	Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.

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Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

•	Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.
Warrants and Rights
The Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.
When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by those managing the fund's investments in accordance with procedures established by the Board, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.
When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
Overall responsibility for directing the business and affairs of PFI rests with the Board, who are elected by PFI's shareholders. In addition to serving on the Board of PFI, each Director serves on the Board of Principal Variable Contracts Funds, Inc. (“PVC”) and as a Trustee on the Board of Principal Exchange-Traded Funds (the "Trust"). The Board is responsible for overseeing the operations of PFI in accordance with the provisions of the 1940 Act, other applicable laws and PFI's charter. The Board elects the officers of PFI to supervise its day-to-day operations. The Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person or by telephone. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Board members who are Independent Directors meet annually to consider renewal of PFI's advisory contracts.  The Board is currently composed of ten members, eight of whom are Independent Directors. Each Director has significant prior senior management and/or board experience.
The Chairman of the Board is an interested person of PFI. The Independent Directors of PFI have appointed a lead Independent Director whose role is to review and approve, with the Chairman, the agenda for each Board meeting and facilitate communication among PFI's Independent Directors as well as communication among the Independent Directors, management of PFI and the full Board. PFI has determined that the Board's leadership structure is appropriate given the characteristics and circumstances of PFI, including such items as the number of series or portfolios that comprise PFI, the variety of asset classes those series reflect, the net assets of PFI, the committee structure of the Board and the distribution arrangements of PFI. The appropriateness of this structure is enhanced by PFI’s Board Committees, which are described below, and the allocation of responsibilities among them.
The Directors were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence and ability to work effectively with other Board members, a commitment to the interests of shareholders and, for each Independent Director, a demonstrated willingness to take an independent and questioning view of management. In addition to these general qualifications, the Board seeks members who will build upon the diversity of the Board. In addition to those qualifications, the following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion that each person identified below should serve as a Director for PFI. As required by rules the SEC has adopted under the 1940 Act, PFI's Independent Directors select and nominate all candidates for Independent Director positions.
Independent Directors
Elizabeth Ballantine. Ms. Ballantine has served as a Director of PFI and PVC since 2004 and as a Trustee of the Trust since 2014. Through her professional training and experience as an attorney and her experience as a director and investment consultant, Ms. Ballantine is experienced in financial, investment and regulatory matters.
Leroy T. Barnes, Jr. Mr. Barnes has served as a Director of PFI and PVC since 2012 and as a Trustee of the Trust since 2014. From 2001-2005, Mr. Barnes served as Vice President and Treasurer of PG&E Corporation. From 1997-2001, Mr. Barnes served as Vice President and Treasurer of Gap, Inc. Through his education and employment experience and experience as a director, Mr. Barnes is experienced with financial, accounting, regulatory and investment matters.
Craig Damos. Mr. Damos has served as a Director of PFI and PVC since 2008 and as a Trustee of the Trust since 2014. Since 2011, Mr. Damos has served as the President of The Damos Company (consulting services). Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006-2010 and Vertical Growth Officer from 2004-2006. From 2000-2004, he served as the Chief Financial Officer of Weitz Company. From 2005-2008, Mr. Damos served as a director of West Bank. Through his education, experience as a director of Principal Funds and employment experience, Mr. Damos is experienced with financial, accounting, regulatory and investment matters.
Mark A. Grimmett. Mr. Grimmett has served as a Director of PFI and PVC since 2004 and as a Trustee of the Trust since 2014. He is a Certified Public Accountant. From 1996-2015, Mr. Grimmett served as the Chief Financial Officer for Merle Norman Cosmetics, Inc. Through his service as a director of Principal Funds, his education and his employment experience, Mr. Grimmett is experienced with financial, accounting, regulatory and investment matters.
Fritz S. Hirsch. Mr. Hirsch has served as a Director of PFI and PVC since 2005 and as a Trustee of the Trust since 2014. From 1983-1985, he served as Chief Financial Officer of Sassy, Inc. From 1986-2009, Mr. Hirsch served as President and Chief Executive Officer of Sassy, Inc. From 2011-2015, Mr. Hirsch served as CEO of MAM USA. Through his experience as a director of the Principal Funds and employment experience, Mr. Hirsch is experienced with financial, accounting, regulatory and investment matters.

Tao Huang. Mr. Huang has served as a Director of PFI and PVC since 2012 and as a Trustee of the Trust since 2014. From 1996-2000, Mr. Huang served as Chief Technology Officer of Morningstar, Inc. and from 1998-2000 as President of the International Division of Morningstar. From 2000-2011, Mr. Huang served as Chief Operating Officer of Morningstar. Through his education and employment experience, Mr. Huang is experienced with technology, financial, regulatory and investment matters.
Karen (“Karrie”) McMillan. Ms. McMillan has served as a Director of PFI and PVC, and as a Trustee of the Trust, since 2014. From 2007-2014, Ms. McMillan served as general counsel to the Investment Company Institute. Prior to that (from 1999-2007), she worked as an attorney in private practice, specializing in the mutual fund industry. From 1991-1999, she served in various roles as counsel at the Securities and Exchange Commission, Division of Investment Management, including as Assistant Chief Counsel. Through her professional education and experience as an attorney, she is experienced in financial, investment and regulatory matters.
Elizabeth A. Nickels. Ms. Nickels has served as a Director of PFI and PVC and as a Trustee of the Trust since September 2015. Ms. Nickels currently serves as a director of SpartanNash and Spectrum Health System. From 2014 to 2016, she served as a director of Charlotte Russe; from 2014 to 2015, she served as a director of Follet Corporation; and from 2013 to 2015, she served as a director of PetSmart. Ms. Nickels was formerly employed by Herman Miller, Inc. in several capacities: from 2012 to 2014, as the Executive Director of the Herman Miller Foundation; from 2007 to 2012, as President of Herman Miller Healthcare; and from 2000 to 2007, as Chief Financial Officer. Through her education and employment experience, she is experienced with financial, accounting and regulatory matters.
Interested Directors
Michael J. Beer. Mr. Beer has served as a Director of PFI and PVC since 2012 and as a Trustee of the Trust since 2013, and has served as Chief Executive Officer and President of PFI and PVC since 2015. From 2001-2015, Mr. Beer served as Executive Vice President of PFI and PVC. Mr. Beer also served as Executive Vice President (2008-2015), Chief Operating Officer (2008-2015) and director of Principal Management Corporation ("PMC") (2006-2017), prior to PMC's merger with and into Principal Global Investors, LLC ("PGI"). Mr. Beer has also served as the President and a director of PSI and PSS. Mr. Beer serves as Executive Director - Funds and Director of PGI. Prior to working for PMC, Mr. Beer worked for Wells Fargo and Deloitte Touche. Through his education and employment experience, Mr. Beer is experienced with financial, accounting, regulatory and investment matters.
Nora M. Everett. Ms. Everett has served as a Director of PFI and PVC since 2008, as a Trustee of the Trust since 2014, and as Chair of the PFI and PVC board since 2012. Ms. Everett serves as President of Retirement and Income Solutions at Principal®. From 2011-2015, she served as Chair and President of PMC. From 2004-2008, Ms. Everett was Senior Vice President and Deputy General Counsel at Principal®. From 2001-2004, she was Vice President and Counsel at Principal®. Through her professional training, experience as an attorney, her service as a director of Principal Funds and her employment experience, Ms. Everett is experienced with financial, regulatory and investment matters.
Risk oversight forms part of the Board's general oversight of PFI and is addressed as part of various Board and Committee activities. As part of its regular oversight of PFI, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, sub-advisors, PFI's Chief Compliance Officer, the independent registered public accounting firm for PFI, and internal auditors for PGI or its affiliates, as appropriate, regarding risks faced by PFI. The Board, with the assistance of Fund management and PGI, reviews investment policies and risks in connection with its review of PFI's performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of PFI's compliance program and reports to the Board regarding compliance matters for PFI and its principal service providers. In addition, as part of the Board's periodic review of PFI's advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a PGI valuation committee comprised of PFI officers and officers of PGI and has approved and periodically reviews valuation policies applicable to valuing PFI's shares.
The Board has established the following committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks PFI faces.
Committee membership is identified on the following pages. Each committee must report its activities to the Board on a regular basis. As used in this SAI, the “Fund Complex” refers to all series of Principal Funds, Inc. (including those not contained in this SAI), Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds.

15(c) Committee
The Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials. The 15(c) committee held six meetings during the last fiscal year.
Audit Committee
The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the Fund Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager's internal auditors, Fund Complex management, and the Board. The Audit Committee held eight meetings during the last fiscal year.
Executive Committee
The Committee's primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval. The Executive Committee held no meetings during the last fiscal year.
Nominating and Governance Committee
The Committee's primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters.
The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not "interested persons" of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees. The Nominating and Governance Committee held five meetings during the last fiscal year.
Operations Committee
The Committee's primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex's shareholders, and review and oversight of the Fund Complex's operations. The Operations Committee held five meetings during the last fiscal year.
Management Information
The following table presents certain information regarding the Directors of PFI, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are “interested persons” (as defined in the 1940 Act) of PFI (the “Interested Directors”) and those Directors who are Independent Directors. All Directors serve as directors for each of the investment companies sponsored by Principal Life Insurance Company (“Principal Life”): PFI, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds.

The following directors are considered to be Independent Directors.

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as Director	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Elizabeth Ballantine 711 High Street Des Moines, IA 50392 1948	Director Member Nominating and Governance Committee	Since 2004	Principal, EBA Associates (consulting and investments)	131	Durango Herald, Inc.; McClatchy Newspapers, Inc.

Leroy T. Barnes, Jr. 711 High Street Des Moines, IA 50392 1951	Director Member Audit Committee	Since 2012	Retired	131	McClatchy Newspapers, Inc.; Herbalife Ltd.; Frontier Communications, Inc.

Craig Damos 711 High Street Des Moines, IA 50392 1954	Director Member 15(c) Committee Member Audit Committee	Since 2008	President, The Damos Company (consulting services)	131	Hardin Construction

Mark A. Grimmett 711 High Street Des Moines, IA 50392 1960	Director Member 15(c) Committee Member Executive Committee Member Nominating and Governance Committee	Since 2004	Formerly, Executive Vice President and CFO, Merle Norman Cosmetics, Inc. (cosmetics manufacturing)	131	None

Fritz S. Hirsch 711 High Street Des Moines, IA 50392 1951	Director Member 15(c) Committee Member Operations Committee	Since 2005	Formerly, CEO, MAM USA (manufacturer of infant and juvenile products)	131	Focus Products Group (housewares); MAM USA

Tao Huang 711 High Street Des Moines, IA 50392 1962	Director Member 15(c) Committee Member Operations Committee	Since 2012	Retired	131	Armstrong World Industries, Inc. (manufacturing)

Karen (“Karrie”) McMillan 711 High Street Des Moines, IA 50392 1961	Director Member Operations Committee	Since 2014	Managing Director, Patomak Global Partners, LLC (financial services consulting). Formerly, General Counsel, Investment Company Institute	131	None

Elizabeth A. Nickels 711 High Street Des Moines, IA 50392 1962	Director Member Audit Committee	Since 2015	Formerly Executive Director, Herman Miller Foundation; Formerly President Herman Miller Healthcare	131	Charlotte Russe; Follet Corporation; PetSmart; SpartanNash; Spectrum Health Systems

The following directors are considered to be Interested Directors because they are affiliated persons of Principal Global Investors, LLC ("PGI" or the "Manager"), Principal Funds Distributor, Inc. ("PFD" or the "Distributor") and/or the Fund’s principal underwriter, or Principal Securities, Inc. ("PSI"), the Fund’s former principal underwriter.

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Positions with the Manager and its affiliates; Principal Occupation(s) During Past 5 Years** (unless noted otherwise)	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Michael J. Beer Des Moines, IA 50392 1961	Chief Executive Officer President Director Member Executive Committee	Since 2015 Since 2015 Since 2012 Since 2001
Chief Executive Officer, PFD
Executive Director - Funds, PGI (since 2017)
Director, PGI (since 2017)
Director, PFD (since 2015)
VP/Mutual Funds & Broker Dealer, PLIC (2001-2014)
VP/Chief Operating Officer Principal Funds, PLIC (2014-2015)
Executive Director/Principal Funds & Trust, PLIC (since 2015)
President & Chief Executive Officer, PMC (2015-2017)
EVP/Chief Operating Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, PMC (2006-2015)
Director, PSI (2005-2015)
President, PSI (2005-2015)
Chairman, PSS (since 2015)
Director, PSS (2007-2015)
President, PSS (2007-2015)
Executive Vice President, PSS (since 2015)
				131	None

Nora M. Everett Des Moines, IA 50392 1959	Chair Director Member Executive Committee	Since 2012 Since 2008	Director, Finisterre (since 2011) Director, Origin (since 2011) Chairman, PFA (2010-2015) Chairman, PFD (2011-2015) President/RIS, PLIC (since 2015) Senior Vice President/RIS, PLIC (2008-2015) Chairman, PMC (2011-2015) President, PMC (2008-2015) Director, PSI (2008-2011, and since 2015) Chief Executive Officer, PSI (2009-2015) Chairman, PSI (2011-2015) Chairman, PSS (2011-2015)	131	None
**   Abbreviations used:
•Finisterre Capital LLP (Finisterre)
•Origin Asset Management LLP (Origin)
•Principal Financial Advisors, Inc. (PFA)
•Principal Securities, Inc. (PSI) formerly Princor Financial Services Corporation
•Principal Funds Distributor, Inc. (PFD)
•Principal Life Insurance Company (PLIC)
•Principal Management Corporation (PMC)
•Principal Shareholder Services, Inc. (PSS)

Officers of the Fund
The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors. Each officer of the Fund has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds.

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Michael J. Beer Des Moines, IA 50392 1961	Chief Executive Officer (since 2015) President (since 2015) Director (since 2012) Member Executive Committee
Chief Executive Officer, PFD
Executive Director - Funds, PGI (since 2017)
Director, PGI (since 2017)
Director, PFD (since 2015)
VP/Mutual Funds & Broker Dealer, PLIC (2001-2014)
VP/Chief Operating Officer Principal Funds, PLIC (2014-2015)
Executive Director/Principal Funds & Trust, PLIC (since 2015)
President & Chief Executive Officer, PMC (2015-2017)
EVP/Chief Operating Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, PMC (2006-2015)
Director, PSI (2005-2015)
President, PSI (2005-2015)
Chairman, PSS (since 2015)
Director, PSS (2007-2015)
President, PSS (2007-2015)
Executive Vice President, PSS (since 2015)

Randy L. Bergstrom Des Moines, IA 50392 1955	Assistant Tax Counsel (since 2005)	Counsel, PGI Counsel, PLIC

Jennifer A. Block Des Moines, IA 50392 1973	Vice President and Counsel (since 2017) Assistant Counsel (2010-2017) Assistant Secretary (since 2015)	Counsel, PFD (2009-2013) Counsel, PLIC Counsel, PMC (2009-2013, 2014-2017) Counsel, PSI (2009-2013) Counsel, PSS (2009-2013)

Tracy Bollin Des Moines, IA 50392 1970	Chief Financial Officer (since 2014)
Managing Director, PGI (since 2016)
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD (since 2015)
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015-2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014-2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS (since 2014)
President, PSS (since 2015)
Chief Financial Officer, PSS (2010-2015)

David J. Brown Des Moines, IA 50392 1960	Chief Compliance Officer (since 2004)
Senior Vice President, PFD
Chief Compliance Officer-Funds, PLIC (since 2016)
Vice President/Compliance, PLIC (2004-2016)
Senior Vice President, PMC (through 2017)
Senior Vice President, PSI
Senior Vice President, PSS

Nora M. Everett Des Moines, IA 50392 1959	Chair (since 2012) Director (since 2008) Member Executive Committee
Director, Finisterre (since 2011)
Director, Origin (since 2011)
Chairman, PFA (2010-2015)
Chairman, PFD (2011-2015)
President/RIS, PLIC (since 2015)
Senior Vice President/RIS, PLIC (2008-2015)
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSI (2011-2015)
Chairman, PSS (2011-2015)

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Gina L. Graham Des Moines, IA 50392 1965	Treasurer (since 2016)
Vice President/Treasurer, PFA (since 2016)
Vice President/Treasurer, PFD (since 2016)
Vice President/Treasurer, PGI (since 2016)
Vice President/Treasurer, PLIC (since 2016)
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal-REI (since 2016)
Vice President/Treasurer, PSI (since 2016)
Vice President/Treasurer, PSS (since 2016)

Layne A. Rasmussen Des Moines, IA 50392 1958	Vice President (since 2005)	Vice President/Controller, PMC (through 2017)

Sara L. Reece Des Moines, IA 50392 1975	Vice President and Controller (since 2016)	Director - Accounting, PLIC (since 2015) Assistant Financial Controller, PLIC (prior to 2015)

Greg Reymann Des Moines, IA 50392 1958	Assistant Counsel (since 2014)
Assistant General Counsel, PLIC (since 2014)
Assistant General Counsel, PMC (2015-2017)
Assistant General Counsel, TAMG (2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)
VP, Chief Compliance Officer and Chief Risk Officer, TAM (2010-2012)

Teri R. Root Des Moines, IA 50392 1979	Deputy Chief Compliance Officer (since 2015)	Vice President and Chief Compliance Officer, PMC (2015-2017) Compliance Officer, PMC (2010-2013) Vice President, PSS (since 2015)

Britney L. Schnathorst Des Moines, IA 50392 1981	Assistant Secretary (since 2017) Assistant Counsel (since 2014)	Counsel, PLIC (since 2013) Prior thereto, Attorney in Private Practice

Adam U. Shaikh Des Moines, IA 50392 1972	Assistant Counsel (since 2006)	Counsel, PFD (2006-2013) Counsel, PLIC Counsel, PMC (2007-2013, 2014-2017) Counsel, PSI (2007-2013) Counsel, PSS (2007-2013)

Dan L. Westholm Des Moines, IA 50392 1966	Assistant Treasurer (since 2006)
Assistant Vice President/Treasury, PFA (since 2013)
Director-Treasury, PFA (2011-2013)
Assistant Vice President/Treasury, PFD (since 2013)
Director-Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC (since 2014)
Director-Treasury, PLIC (2007-2014)
Director-Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (since 2013)
Assistant Vice President/Treasury, PSI (since 2013)
Director-Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS (since 2013)
Director-Treasury, PSS (2007-2013)

Beth C. Wilson Des Moines, IA 50392 1956	Vice President and Secretary (since 2007)	Director and Secretary-Funds, PLIC Vice President, PMC (2007-2013)

Clint Woods Des Moines, IA 50392 1961	Of Counsel (since 2017) Vice President (since 2016-2017) Counsel (since 2015-2017)
Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, PLIC (since 2015)
Assistant General Counsel, Assistant Corporate Secretary, and Governance Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)

Jared Yepsen Des Moines, IA 50392 1981	Assistant Tax Counsel (since 2017)	Counsel, PGI (2017) Counsel, PLIC (since 2015) Senior Attorney, TLIC (2013-2015) Attorney, TLIC (2010-2013)
**   Abbreviations used:
•AEGON USA Investment Management, LLC (AEGON)
•Finisterre Capital LLP (Finisterre)
•Origin Asset Management LLP (Origin)
•Post Advisory Group, LLC (Post)
•Principal Financial Advisors, Inc. (PFA)
•Principal Securities, Inc. (PSI) formerly Princor Financial Services Corporation

•Principal Funds Distributor, Inc. (PFD)
•Principal Global Investors, LLC (PGI)
•Principal Life Insurance Company (PLIC)
•Principal Management Corporation (PMC)
•Principal Real Estate Investors, LLC (Principal-REI)
•Principal Shareholder Services, Inc. (PSS)
•Spectrum Asset Management, Inc. (Spectrum)
•Transamerica Asset Management, Inc. (TAM)
•Transamerica Asset Management Group (TAMG)
•Transamerica Life Insurance Company (TLIC)

The following tables set forth the aggregate dollar range of the equity securities of the investment companies within the Fund Complex which were beneficially owned by the Directors as of December 31, 2016. As of that date, Directors did not own shares of Funds not listed.
For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are “interested persons” are eligible to participate in an employee benefit program which invests in Principal Funds, Inc. Directors who beneficially owned shares of the series of the Principal Variable Contracts Funds, Inc. did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:
A    $0
B    $1 up to and including $10,000
C    $10,001 up to and including $50,000
D    $50,001 up to and including $100,000
E    $100,001 or more
Independent Directors (not Considered to be "Interested Persons")

Fund	Ballantine	Barnes	Damos	Grimmett	Hirsch	Huang	McMillan	Nickels
Blue Chip	A	A	A	A	A	A	D	A
Diversified Real Asset	A	A	C	D	C	A	A	A
Preferred Securities	A	A	E	A	A	A	A	A
Small-MidCap Dividend Income	A	A	A	A	A	A	A	E
Total Fund Complex	E	E	E	E	E	E	E	E
Directors Considered to be "Interested Persons"

Fund	Beer	Everett
Blue Chip	B	A
Global Multi-Strategy	D	A
Real Estate Debt Income	B	A
Total Fund Complex	E	E
Compensation. The Fund does not pay any remuneration to its Directors or officers who are employed by the Manager or its affiliates. The Fund's Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief Compliance Officer's compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Each Director who is not an “interested person” received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.

The following table provides information regarding the compensation received by the Independent Directors from the Funds included in this SAI and from the Fund Complex during the fiscal year ended August 31, 2016. On that date, there were 3 Funds (with a total of 126 portfolios in the Fund Complex). The Fund does not provide retirement benefits or pensions to any of the Directors.

Director	Funds in this SAI*	Fund Complex
Elizabeth Ballantine	$30,083	$254,050
Leroy T. Barnes, Jr.	$30,940	$261,500
Craig Damos	$32,415	$273,700
Mark A. Grimmett	$35,112	$297,000
Fritz S. Hirsch	$33,108	$280,000
Tao Huang	$31,340	$265,000
Karen ("Karrie") McMillan	$30,757	$260,300
Elizabeth A. Nickels**	$33,518	$280,233
* Some of the Funds in this SAI have not completed a full year of operation. The Multi-Manager Equity Long/Short, SystematEx International and SystematEx Large Value Funds are new since August 31, 2015.

**	Director's appointment effective September 16, 2015.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. ("Principal®"), serves as the manager for the Fund. Principal Management Corporation, previously an affiliate of PGI, served as manager to the Fund prior to its merger with and into PGI on May 1, 2017.
PGI is the discretionary advisor (directly makes decisions to purchase or sell securities) for the following Funds: Blue Chip, Dynamic Floating Rate High Income, EDGE MidCap, Global Opportunities, International Equity Index, International Small Company, Opportunistic Municipal, Small-MidCap Dividend Income, SystematEx International, and SystematEx Large Value.
The following Fund has adopted a special cash management program, which is executed by PGI: Origin Emerging Markets Fund.
Each Fund in the cash management program invests its cash in money market investments and in stock index futures contracts reflecting the Fund’s market capitalization to gain exposure to the market.
PGI has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of PGI to provide investment advisory services for a specific Fund. For these services, PGI pays each Sub-Advisor a fee (except on the Capital Securities and Real Estate Allocation Funds).

Sub-Advisor:
AQR Capital Management, LLC ("AQR") is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. Clifford S. Asness, Ph.D., M.B.A., may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.

Fund(s):    a portion of the assets of Global Multi-Strategy and a portion of the assets of Multi-Manager Equity
Long/Short

Sub-Advisor:    Ascend Capital, LLC, is wholly owned by Malcolm P. Fairbairn.
Fund(s):    a portion of the assets of Global Multi-Strategy

Sub-Advisor:
BlackRock Financial Management, Inc. (“BlackRock”) is a wholly owned subsidiary of BlackRock Holdco 2, Inc., which is a wholly owned subsidiary of BlackRock, Inc. BlackRock and its affiliates manage investment company and other portfolio assets.

Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Sub-Advisor:	BlackRock International Limited is an indirect wholly-owned subsidiary of BlackRock, Inc.

Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:
BNP Paribas Asset Management, Inc. (formerly Fischer Francis Trees & Watts, Inc.) is indirectly wholly-owned by BNP Paribas S.A., a publicly owned bank organized in France, engaged in global financial activities.

Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:
Brookfield Investment Management Inc. ("Brookfield") is a wholly-owned subsidiary of Brookfield Asset Management Inc., a global asset manager that focuses on property, renewable power, and infrastructure assets.

Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:
CNH Partners, LLC (“CNH”) is a Delaware limited liability company and a joint venture by AQR and CNH Capital Management, LLC (“CNHCM”). AQR and CNHCM each own 50% of CNH. CNHCM was formed by Mark Mitchell and Todd Pulvino and has no business activities other than owning CNH.

Fund(s):	a portion of the assets of Global Multi-Strategy

Sub-Advisor:
Credit Suisse Asset Management, LLC ("Credit Suisse") is the New York-based Registered Investment Adviser of Credit Suisse Asset Management (CSAM). CSAM, which is part of the International Wealth Management Division of Credit Suisse Group AG, is a global asset manager with a focus on Alternative Investments and select Traditional Investments.

Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:	Finisterre Capital LLP (“Finisterre”) is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	a portion of the assets of Global Multi-Strategy

Sub-Advisor:	Gotham Asset Management, LLC, is wholly-owned by Gotham Asset Management Holdings, LP (“GAMH”). Joel Greenblatt and Robert Goldstein each own more than 25% of GAMH.
Fund(s):    a portion of the assets of Multi-Manager Equity Long/Short

Sub-Advisor:	Graham Capital Management, L.P. ("Graham") is majority-owned by KGT Investment Partners, LLC, which is principally owned by Graham’s founder, Kenneth Tropin, and members of Mr. Tropin’s family.

Fund(s):	a portion of the assets of Global Multi-Strategy

Sub-Advisor:	KLS Diversified Asset Management LP (“KLS”), principally owned by KLS Partners LLC, provides discretionary investment advisory services for private investment funds and separately managed accounts.

Fund(s):	a portion of the assets of Global Multi-Strategy

Sub-Advisor:
Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is an indirect subsidiary of Natixis Global Asset Management, L.P. which is a subsidiary of Natixis Global Asset Management (“NGAM”), an international asset management group based in Paris, France.

Fund(s):	a portion of the assets of Global Multi-Strategy

Sub-Advisor:
Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") is a California corporation wholly-owned by its working principals. Thomas D. Stevens, Chairman and CEO, and Hal W. Reynolds, Chief Investment Officer, hold the controlling equity interest in the firm.

Fund(s):	a portion of the assets of Global Multi-Strategy

Sub-Advisor:
Macquarie Capital Investment Management LLC ("Macquarie") is an indirect wholly-owned subsidiary of Macquarie Group Limited and operates as part of Macquarie Asset Management, the asset management division of Macquarie Group Limited. Macquarie is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). Macquarie obligations do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (“MBL”). MBL does not guarantee or otherwise provide assurance in respect of the obligations of Macquarie, unless noted otherwise.

Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:
Mellon Capital Management Corporation (“Mellon Capital”) is directly owned by MBC Investments Corporation, a Delaware holding company. MBC Investments Corporation is directly owned by The Bank of New York Mellon Corporation.

Fund(s):	Bond Market Index

Sub-Advisor:	Origin Asset Management LLP (“Origin”) is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	Origin Emerging Markets

Sub-Advisor:	Pictet Asset Management SA (“Pictet”) is the asset management arm of the Pictet Group which is owned by six managing partners.

Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI") is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	Real Estate Allocation, Real Estate Debt Income and a portion of the assets of Diversified Real Asset

Sub-Advisor:	Sirios Capital Management, L.P. ("Sirios") is controlled by John F. Brennan, Jr., who is its managing director and the sole member of the general partner of Sirios.

Fund(s):	a portion of the assets of Multi-Manager Equity Long/Short

Sub-Advisor:	Sound Point Capital Management, LP, is 60% owned by Stephen Ketchum, with the remaining 40% owned by five senior principals of Stone Point Capital LLC.
Fund(s):    a portion of the assets of Global Multi-Strategy

Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	Capital Securities and Preferred Securities

Sub-Advisor:
Symphony Asset Management LLC ("Symphony") is an indirect subsidiary of Nuveen Investments, Inc., which is an indirect subsidiary of Teachers Insurance and Annuity Association of America (TIAA), a financial services organization.

Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:
Three Bridges Capital, LP ("Three Bridges") is controlled by Gene Salamon as equity owner and the firm's Managing Partner. Mr. Salamon functions as the portfolio manager for portfolios managed by the firm.

Fund(s):	a portion of the assets of Multi-Manager Equity Long/Short

Sub-Advisor:
Tortoise Capital Advisors, L.L.C. ("Tortoise") is wholly-owned by Tortoise Investments, LLC, a company that owns essential asset and income-oriented investment advisers. Montage Investments, LLC (“Montage”), a registered investment adviser, owns a majority interest in Tortoise Investments, LLC. Montage is wholly-owned by Mariner Holdings, LLC, a global financial services firm with affiliates focused on wealth and asset management. Employees of Tortoise and its affiliates, including all managing directors of Tortoise, own a minority interest in Tortoise Investments, LLC.

Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisor:	Wellington Management Company LLP (“Wellington Management”) is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

Fund(s):	a portion of the assets of Global Multi-Strategy

Sub-Advisor:
York Registered Holdings, L.P. (“York”) is controlled by its sole general partner, York Capital Management Global Advisors, LLC (“YGA”). James G. Dinan, founder, is the Chairman, CEO and controlling person of YGA. Mr. Dinan and various other individual partners of the firm collectively own the majority equity interest in YGA and its affiliates.

Fund(s):	a portion of the assets of Global Multi-Strategy

Affiliated Persons of the Fund Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Fund who are also affiliated persons of PGI or affiliated advisors, see the Interested Director and Officer tables in the “Leadership Structure and Board of Directors” section.
Codes of Ethics
The Fund, PGI, each of the Sub-Advisors, and PFD have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. PGI and each Sub-Advisor have also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, the Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. The Fund's Board reviews reports at least annually regarding the operation of the Code of Ethics of the Fund, PGI, PFD, and each of the Sub-Advisors. The Codes are on file with, and available from, the SEC. A copy of the Fund's Code will also be provided upon request, which may be made by contacting the Fund.

Management Agreement
For providing the investment advisory services, and specified other services, PGI, under the terms of the Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates. The management fee schedules for the Funds are as follows (expressed as a percentage of average net assets):

Net Asset Value of Fund
Fund	All Assets
Bond Market Index	0.25%
Capital Securities	0.00%	(1)
International Equity Index	0.25%
Real Estate Allocation	0.00%

(1)
The table reflects that Principal Global Investors, LLC ("PGI"), the investment advisor, is absorbing all expenses of the Fund. You should be aware, however, that the Fund is an integral part of "wrap-fee" programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the Fund. Participants in these programs pay a “wrap” fee to the wrap-free program's sponsor ("Sponsor").  You should read carefully the wrap-fee brochure provided to you by your Sponsor or your registered investment advisor. The brochure is required to include information about the fees charged to you by the Sponsor and the fees the Sponsor paid to your registered investment advisor.

Net Asset Value of Fund
Fund	First $500 Million	Next $500 Million	Next $500 Million	Assets Over $1.5 Billion
Dynamic Floating Rate High Income	0.65%	0.63%	0.61%	0.60%
EDGE MidCap	0.75%	0.73%	0.71%	0.70%
Global Opportunities	0.85%	0.83%	0.81%	0.80%
International Small Company	1.05%	1.03%	1.01%	1.00%
Multi-Manager Equity Long/Short	1.57%	1.55%	1.53%	1.52%
Opportunistic Municipal	0.50%	0.48%	0.46%	0.45%
Origin Emerging Markets	1.20%	1.18%	1.16%	1.15%
Real Estate Debt Income	0.55%	0.53%	0.51%	0.50%
SystematEx International	0.60%	0.58%	0.56%	0.55%
SystematEx Large Value	0.40%	0.38%	0.36%	0.35%

Net Asset Value of Fund
Fund	First $500 Million	Next $500 Million	Next $500 Million	Next $500 Million	Next $1 Billion	Over $3 Billion
Blue Chip	0.70%	0.68%	0.66%	0.65%	0.64%	0.63%
Diversified Real Asset	0.85%	0.83%	0.81%	0.80%	0.79%	0.78%
Global Multi-Strategy	1.60%	1.58%	1.56%	1.55%	1.54%	1.53%
Preferred Securities	0.75%	0.73%	0.71%	0.70%	0.69%	0.68%
Small-MidCap Dividend Income	0.80%	0.78%	0.76%	0.75%	0.74%	0.73%
Fund Operating Expenses
Each Fund pays all of its operating expenses. Under the terms of the Management Agreement, PGI is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with PGI, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Accounting services customarily required by investment companies are provided to each Fund by PGI, under the terms of the Management Agreement. Principal Shareholder Services, Inc., an affiliate of PGI, provides transfer agent services for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares, including qualifying shares of the Fund for sale in states and other jurisdictions. PGI is also responsible for providing certain shareholder and administrative services to Classes R-1, R-2, R-3, R-4 and R-5 shares pursuant to a Service Agreement and an Administrative Services Agreement.

Contractual Limits on Total Annual Fund Operating Expenses
PGI has contractually agreed to limit the Fund's expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The expenses borne by PGI are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds’ exceeding the total operating expense limits.
The operating expense limits and the agreement terms are as follows:

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	Expiration
Blue Chip	1.35%	2.10%	N/A	0.81%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Bond Market Index	N/A	N/A	0.78%	0.23%	1.11%	0.98%	0.80%	0.61%	0.49%	4/30/2018
Diversified Real Asset	1.25%	2.00%	N/A	0.88%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Dynamic Floating Rate High Income	1.10%	N/A	N/A	0.75%	N/A	N/A	N/A	N/A	N/A	4/30/2018
EDGE MidCap	N/A	N/A	N/A	0.90%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Global Multi-Strategy	N/A	2.75%	N/A	1.63%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Global Opportunities	1.50%	2.25%	N/A	0.85%	N/A	N/A	N/A	N/A	N/A	6/30/2018
International Equity Index	N/A	N/A	N/A	0.40%	N/A	N/A	N/A	N/A	N/A	6/30/2018
International Small Company	1.60%	N/A	N/A	1.20%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Multi-Manager Equity Long/Short	2.02%	N/A	N/A	1.67%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Opportunistic Municipal	0.90%	1.65%	N/A	0.62%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Origin Emerging Markets	1.75%	N/A	N/A	1.25%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Preferred Securities	N/A	N/A	N/A	0.82%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Real Estate Allocation	0.50%	N/A	N/A	0.15%	N/A	N/A	N/A	N/A	N/A	4/30/2018
Real Estate Debt Income	1.00%	N/A	N/A	0.70%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Small-MidCap Dividend Income	N/A	N/A	N/A	0.86%	N/A	N/A	N/A	N/A	N/A	6/30/2018
SystematEx International	N/A	N/A	N/A	0.75%	N/A	N/A	N/A	N/A	N/A	6/30/2018
The SystematEx LargeCap Value Fund's operating expense limit for Class R-6 shares is 0.42%. This expense limit will continue through April 30, 2018.
For the Capital Securities Fund, PGI has contractually agreed to limit the Fund's expenses attributable to Class S shares by paying expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently (and in any event, through April 30, 2018); however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit.
Contractual Limits on Other Expenses
PGI has contractually agreed to limit the expenses identified as “Other Expenses” related to certain share classes of certain of the Funds by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) at or below certain limits.

The Other Expenses limits and the agreement terms are as follows:

Contractual Limits on Other Expenses
Fund	Class R-6	Expiration
Blue Chip	0.01%	6/30/2018
Diversified Real Asset	0.02%	6/30/2018
EDGE MidCap	0.02%	6/30/2018
Global Multi-Strategy	0.02%	6/30/2018
International Equity Index	0.02%	6/30/2018
International Small Company	0.02%	6/30/2018
Multi-Manager Equity Long/Short	0.02%	6/30/2018
Origin Emerging Markets	0.02%	6/30/2018
Preferred Securities	0.02%	6/30/2018
Real Estate Debt Income	0.02%	6/30/2018
Small-MidCap Dividend Income	0.02%	6/30/2018
SystematEx International	0.02%	6/30/2018
Contractual Management Fee Waivers
PGI has contractually agreed to limit certain of the Funds' management fees. The expense limit will reduce the Fund's Management Fees by the amounts listed below:

Contractual Fee Waivers
Fund	Waiver	Expiration
Bond Market Index	0.03%	4/30/2018
Global Multi-Strategy Fund	0.04%	12/30/2018

Management Fees Paid
Fees paid for investment management services during the periods indicated were as follows:

Management Fees for Periods Ended August 31 (amounts in thousands)
Fund	2016		2015		2014
Blue Chip	$8,675		$5,824		2,756
Bond Market Index	3,659		2,552		3,674
Capital Securities	—		—		—	(1)
Diversified Real Asset	29,316		28,500		18,476
Dynamic Floating Rate High Income	90		94	(2)	N/A
Edge MidCap	1,354	(3)	N/A		N/A
Global Multi-Strategy	46,936		41,805		21,715
Global Opportunities	10,671		11,199		10,689
International Equity Index	2,064		1,945		1,542
International Small Company	532		96		17	(5)
Multi-Manager Equity Long/Short	1,494	(6)	N/A		N/A
Opportunistic Municipal	483		158		113
Origin Emerging Markets	9,346		3,378	(7)	N/A
Preferred Securities	36,344		34,070		31,939
Real Estate Allocation	—		—	(8)	N/A
Real Estate Debt Income	413		148	(8)	N/A
Small-MidCap Dividend Income	14,083		12,882		7,051
SystematEx International	166	(4)	N/A		N/A
SystematEx Large Value	30	(4)	N/A		N/A

(1)	Period from March 14, 2014, date operations commenced, through August 31, 2014
(2)	Period from September 10, 2014, date operations commenced, through August 31, 2015
(3)	Period from September 28, 2015, date operations commenced, through August 31, 2016
(4)	Period from September 22, 2015, date operations commenced, through August 31, 2016
(5)	Period from June 11, 2014, date operations commenced, through August 31, 2014
(6)	Period from March 31, 2016, date operations commenced, through August 31, 2016
(7)	Period from January 23, 2015, date operations commenced, through August 31, 2015
(8)	Period from December 31, 2014, date operations commenced, through August 31, 2015
Sub-Advisory Agreements for the Funds
PGI (and not the Fund) pays the sub-advisers fees determined pursuant to a sub-advisory Agreement with each sub-adviser, including those sub-advisers that are at least 95% owned, directly or indirectly, by PGI or its affiliates ("Wholly-Owned Sub-Advisers") and the other sub-advisers listed in the tables below. Fees paid to sub-advisers are individually negotiated between PGI and each sub-adviser and may vary.

Aggregate Fees Paid to Sub-Advisers (other than Wholly-Owned Sub-Advisors, Finisterre and Origin) for Fiscal Years Ended August 31 (dollar amounts in thousands)
Fund	2016		2015		2014
	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Bond Market Index	$619	0.04%	$437	0.04%	$643	0.04%
Diversified Real Asset	11,835	0.36	11,832	0.37	7,738	0.37
Global Multi-Strategy	21,355	0.83	18,096	0.79	9,674	0.78
Multi-Manager Equity Long/Short	850	1.00	—	0.00	—	0.00

Fees Paid to Finisterre and Origin for Fiscal Years Ended August 31 (1) (dollar amounts in thousands)
Fund	2016		2015		2014
	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Global Multi-Strategy (Finisterre)	2,988	0.70	2,638	0.68	1,077	0.77
Origin Emerging Markets (Origin)(1)	3,848	0.50	1,232	0.50	—	0.00
(1) The Origin Emerging Markets Fund commenced operations January 23, 2015.

	Underwriting Fees for Periods Ended August 31 (amounts in thousands)
	Fund	2016		2015		2014

	Blue Chip	$160		$99		$60
	Bond Market Index	2		2		1
	Capital Securities	—		—		—	(1)
	Diversified Real Asset	26		61		64
	Dynamic Floating Rate High Income	1		2	(2)	N/A
	Edge MidCap	—	(3)	N/A		N/A
	Global Multi-Strategy	49		76		70
	Global Opportunities	11		14		15
	International Equity Index	—		—		—
	International Small Company	7		8		1	(5)
	Multi-Manager Equity Long/Short	—	(6)	N/A		N/A
	Opportunistic Municipal	17		11		15
	Origin Emerging Markets	4		5	(7)	N/A
	Preferred Securities	531		276		384
	Real Estate Allocation	7		2	(8)	N/A
	Real Estate Debt Income	3		1	(8)	N/A
	Small-MidCap Dividend Income	234		290		352
	SystematEx International	—	(4)	N/A		N/A
	SystematEx Large Value	—	(4)	N/A		N/A

(1)	Period from March 14, 2014, date operations commenced, through August 31, 2014
(2)	Period from September 10, 2014, date operations commenced, through August 31, 2015
(3)	Period from September 28, 2015, date operations commenced, through August 31, 2016
(4)	Period from September 22, 2015, date operations commenced, through August 31, 2016
(5)	Period from June 11, 2014, date operations commenced, through August 31, 2014
(6)	Period from March 31, 2016, date operations commenced, through August 31, 2016
(7)	Period from January 23, 2015, date operations commenced, through August 31, 2015
(8)	Period from December 31, 2014, date operations commenced, through August 31, 2015
Custodian
The custodian of the portfolio securities and cash assets of the Funds and the Cayman Subsidiaries is Bank of New York Mellon, One Wall Street, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

INTERMEDIARY COMPENSATION
Additional Payments to Intermediaries.
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.
In addition to payments pursuant to 12b-1 plans, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. In some situations the Fund will reimburse PGI or its affiliates for making such payments; in others the Fund may make such payments directly to intermediaries.
For Classes R-1, R-2, R-3, R-4, and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in the prospectus as Other Expenses. Such compensation is generally based on the average asset value of fund shares for the relevant share class held by clients of the intermediary.
In addition, PGI or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources, to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders. In addition, PGI or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain large plan sponsors to help cover the cost of providing educational materials to plan participants.
The amounts paid to intermediaries may vary, and may vary by share class and by fund.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans.
Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan platforms that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.
A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary's Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a preferred list. The Distributor's goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. The amounts paid to intermediaries vary by fund and by share class.
The payments described above are not made for Class R-6 or Class S shares.
Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses. Other compensation may be paid to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.
The payments described in this SAI may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in the prospectus. Ask your Financial Professional about any fees and commissions they charge.
Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.

As of August 8, 2016, the Distributor anticipates that the firms that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than sales charges, Rule 12b-1 fees and Expense Reimbursement) include, but are not necessarily limited to, the following:

Acclaim Benefits, Inc.	Lincoln Financial Securities
ADP Retirement Services	Lincoln Retirement Services Co.
AIG Advisor Group	Lockton Financial Advisors LLC
AIG SunAmerica Life	LPL Financial Corporation
American Century Investments	Massachusetts Mutual
American General Life Insurance	Matrix Trust Co.
Ameriprise Financial Services	Mercer HR Services
Ascensus	Merrill Lynch
AssetMark Trust Company	MetLife Securities, Inc.
AXA Advisors, LLC	MidAtlantic Capital Corporation
Bankers Trust Company	MML Investors Services Inc.
Benefit Plan Administrators	Morgan Stanley
Benefit Solutions	National Asset Management
Benefit Trust Company	National Financial Services
Broadridge	National Planning Corp.
Cambridge Investment Research Inc.	Nationwide Investment Services Corp
Cetera Advisor Networks LLC	New York State Deferred Compensation Plan
Cetera Advisors LLC	Newport Group Retirement Plan Services
Cetera Financial Group	NFP Advisor Services, LLC
Cetera Financial Specialists LLC	NFP Securities, Inc.
Cetera Investment Services LLC	Northwestern Mutual Investment Services
Chapin, Davis	Oppenheimer & Co.
Charles Schwab & Co.	Pershing
Charles Schwab Trust Company	Plan Administrators, Inc.
Chase Investment Services Corp.	Principal Life Insurance Company
Citigroup Global Markets Inc.	Principal Securities, Inc.
Comerica Retirement Services	Prudential Investment Management Services
Comerica Securities Inc.	Prudential Retirement Services
Commonwealth Financial Network	Putnam Investors Services
Compusys (Texas)	Raymond James & Associates, Inc.
CPI Qualified Consultants	Raymond James Financial Services, Inc.
Credit Suisse Securities (USA) LLC	RBC Capital Markets Corp.
Digital Retirement Solutions	Reliance Trust Company
Edward Jones	Retirement Clearinghouse
ePlan Services, Inc.	Robert W. Baird & Co.
Expert Plan	Royal Alliance Associates, Inc.
Farmers Financial Solutions	SagePoint Financial, Inc.
Fidelity Investment Institutional Operations Co.	Securities America, Inc.
Financial Telesis Inc.	Securities Service Network, Inc.
First Allied Securities	SII Investments, Inc.
First Clearing LLC	Soltis Investment Advisors, Inc.
First Heartland Capital Inc.	Standard Insurance Company
Foothill Securities, Inc	Standard Retirement Services
FSC Securities Corporation	Stifel Nicolaus & Company, Inc.
G.A. Repple & Company	Summit Brokerage Services, Inc.
Genesis Employee Benefit	T. Rowe Price Retirement Plan Services
Girard Securities, Inc	TD Ameritrade Inc.
Great-West Financial Retirement Plan Services, LLC	TD Ameritrade Trust Company
GWFS Equities, Inc.	TIAA-CREF
Hanson McClain Securities	Triad Advisors, Inc.

Hewitt Financial Services, LLC	Trust Company of America
HighTower Securities, LLC	TruSource
ICMA-Retirement Corp.	UBS Financial Services, Inc.
Invest Financial Corp.	US Bancorp Investments
Investacorp Inc.	VALIC Retirement Services Company
Investment Centers of America, Inc.	Vanguard Brokerage Services
Investors Capital Corp	Vanguard Group, The
Janney Montgomery Scott	Voya Financial Advisors, Inc.
JJB Hilliard WL Lyons, Inc.	Voya Institutional Plan Services, LLC
John Hancock Trust Co.	VSR Financial Services, Inc.
JP Morgan	Wedbush Morgan Securities
JP Turner & Company	Wells Fargo Advisors
KMS Financial Services, Inc.	Wells Fargo Bank, N.A.
Ladenburg Thalmann Advisors Network LLC	Wilmington Trust Retirement & Institutional Services
Legend Equities Corporation	Woodbury Financial Services
Lincoln Financial Advisors	Xerox (ACS) HR Solutions
To obtain a current list of such firms, call 1-800-222-5852.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by PGI, or by the Fund's Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of PGI and of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, PGI or the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that PGI or a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when PGI or the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which PGI or the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the Funds from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, PGI or the Sub-Advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. PGI or a Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.

PGI or a Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, performance of client accounts, and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the sub-advisor’s overall responsibilities to the accounts under its management. PGI or a Sub-Advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and PGI or a Sub-Advisor may use it in servicing some or all of the accounts it manages. PGI and the Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended August 31, 2016 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

Fund	Amount of Transactions because of Research Services Provided	Related Commissions Paid

Blue Chip	$985,857,216	$48,234
Diversified Real Asset	406,123,294	117,976
EDGE MidCap	133,403,209	79,927
Global Multi Strategy	2,369,210,264	667,349
Global Opportunities	3,669,685,621	837,905
International Equity Index	681,127,451	15,166
International Small Company	207,906,282	11,352
Multi-Manager Equity Long/Short	159,512,442	91,035
Origin Emerging Markets	948,971,474	510,052
Small-MidCap Dividend Income	791,477,643	810,262
SystematEx International	92,639,911	1,287
SystematEx Large Value	16,402,146	485
Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or PGI, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.
The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated investment company or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.
The Board has also approved procedures that permit a Fund's Sub-Advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.
Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby a Fund may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to a Fund. It provides a way to gain control over the commission expenses incurred by a Fund's Manager and/or Sub-Advisor, which can be significant over time, and thereby reduces expenses, improves cash flow and conserves assets. A Fund can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Funds may participate in a program through a relationship with Russell Investments Implementation Services, LLC. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Funds.
The following table shows the brokerage commissions paid during the periods indicated.

Total Brokerage Commissions Paid for Periods Ended August 31
Fund	2016		2015		2014

Blue Chip	$438,231		$321,208		$191,736
Bond Market Index	—		—		17
Capital Securities	—		—		—	(1)
Diversified Real Asset	2,299,081		2,300,272		1,257,924
Dynamic Floating Rate High Income	—		1,760	(2)	N/A
EDGE MidCap	121,689	(3)	N/A		N/A
Global Multi-Strategy	1,698,332		2,103,476		1,089,764
Global Opportunities	3,311,175		2,881,602		2,723,625
International Equity Index	187,002		193,917		219,205
International Small Company	136,253		18,629		7,875	(5)
Multi-Manager Equity Long/Short	289,111	(6)	N/A		N/A
Opportunistic Municipal	340		259		640
Origin Emerging Markets	632,175		947,774	(7)	N/A
Preferred Securities	113,275		182,552		193,912
Real Estate Allocation	—		—	(8)	N/A
Real Estate Debt Income	—		—	(8)	N/A
Small-MidCap Dividend Income	1,001,864		1,386,152		1,047,772
SystematEx International	39,553	(4)	N/A		N/A
SystematEx Large Value	4,731	(4)	N/A		N/A

(1)	Period from March 14, 2014, date operations commenced, through August 31, 2014
(2)	Period from September 10, 2014, date operations commenced, through August 31, 2015
(3)	Period from September 28, 2015, date operations commenced, through August 31, 2016
(4)	Period from September 22, 2015, date operations commenced, through August 31, 2016
(5)	Period from June 11, 2014, date operations commenced, through August 31, 2014
(6)	Period from March 31, 2016, date operations commenced, through August 31, 2016
(7)	Period from January 23, 2015, date operations commenced, through August 31, 2015
(8)	Period from December 31, 2014, date operations commenced, through August 31, 2015
The primary reasons for changes in several Funds' brokerage commissions for the three years were changes in Fund size; changes in market conditions; and changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Brokerage commissions from the portfolio transactions effected for the Funds were paid to brokers affiliated with PGI or its Sub-Advisors for the fiscal years ended August 31 as follows:

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2016 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Blue Chip
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$34,648	7.91%	10.48%
	Credit Suisse Asset Management , LLC	Credit Suisse, Inc.	4,869	1.11	0.70
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	4,829	1.10	0.51
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	8,437	1.93	1.46
	Baird Investment Management	Robert W. Baird & Co.	15,235	3.48	2.18
	Alliance Bernstein L.P.	Sanford C. Bernstein & Co., LLC	3,861	0.88	0.39
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	14,534	3.32	3.31
Total			$86,413	19.72%	19.03%
Diversified Real Asset
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$7,798	0.34%	0.80%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	107,397	4.67	6.95
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	149,901	6.52	9.05
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	109,791	4.78	5.44
	Baird Investment Management	Robert W. Baird & Co.	9,723	0.42	0.39
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3,514	0.15	0.21
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	1,316	0.06	0.05
Total			$389,440	16.94%	22.88%
EDGE MidCap
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$16,620	13.66%	11.30%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	3,669	3.01	0.91
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	770	0.63	0.39
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	59,473	48.87	64.67
	Baird Investment Management	Robert W. Baird & Co.	241	0.20	0.13
Total			$80,772	66.38%	77.40%
Global Multi-Strategy
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$996	0.06%	0.02%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	55,127	3.25	2.90
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	83,177	4.90	4.88
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	86,127	5.07	6.86
	Baird Investment Management	Robert W. Baird & Co.	10,951	0.64	0.24
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	16,504	0.97	0.98
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	4,906	0.29	0.08
Total			$257,788	15.18%	15.96%
Global Opportunities
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$96,075	2.90%	7.75%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	315,077	9.52	7.17
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	253,411	7.65	5.70
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	135,029	4.08	2.47
	Baird Investment Management	Robert W. Baird & Co.	6,308	0.19	0.31
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	23,383	0.71	1.37
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	5,281	0.16	0.39
Total			$834,565	25.20%	25.14%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2016 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
International Equity Index
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$29,036	15.53%	13.33%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	43,502	23.26	22.62
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	367	0.20	0.17
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	736	0.39	0.09
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	453	0.24	0.20
Total			$74,094	39.62%	36.41%
International Small Company
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$12	0.01%	0.00%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	6,211	4.56	4.30
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	4,318	3.17	1.64
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	5,064	3.72	1.31
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	90	0.07	0.06
Total			$15,695	11.52%	7.30%
Multi-Manager Equity Long/Short
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$18,036	6.24%	19.66%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	7,556	2.61	1.23
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	9,105	3.15	0.92
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	377	0.13	0.02
Total			$35,073	12.13%	21.83%
Origin Emerging Markets
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$407,966	64.53%	61.33%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	8,410	1.33	0.77
Total			$416,376	65.86%	62.09%
Preferred Securities
	Columbus Circle Investors Edge Asset Management, Inc. Finisterre Capital LLP Origin Asset Management LLP Post Advisory Group, LLC Principal Global Investors, LLC Principal Real Estate Investors, LLC	Spectrum Asset Management	$113,275	100.00%	100.00%
Total			$113,275	100.00%	100.00%
Small-MidCap Dividend Income
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$156,585	15.63%	16.90%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	2,557	0.26	0.55
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	78,243	7.81	7.98
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	162,012	16.17	13.89
	Baird Investment Management	Robert W. Baird & Co.	23,041	2.30	2.38
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,176	0.22	0.37
Total			$424,614	42.38%	42.06%
SystematEx International
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$7	0.02%	0.00%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	8,988	22.72	27.28
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	159	0.40	0.35
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	1,421	3.59	1.71
Total			$10,575	26.74%	29.34%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2016 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
SystematEx Large Value
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$970	20.50%	12.91%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	170	3.59	4.98
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	85	1.80	2.58
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	79	1.67	1.61
Total			$1,304	27.55%	22.09%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2015 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Blue Chip
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$23,607	7.35%	7.45%
	Credit Suisse Asset Management , LLC	Credit Suisse, Inc.	2,035	0.63	0.19
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	4,350	1.35	0.80
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	1,970	0.61	0.23
	Baird Investment Management	Robert W. Baird & Co.	3,995	1.24	0.45
	Alliance Bernstein L.P.	Sanford C. Bernstein & Co., LLC	1,425	0.44	0.19
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	4,191	1.30	0.65
Total			$41,571	12.94%	9.96%
Diversified Real Asset
	American Century Investment Management, Inc.	CIBC World Markets Corp	$1,770	0.08%	0.06%
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	9,478	0.41	0.70
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	105,550	4.59	4.29
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	73,329	3.19	3.23
	Guggenheim Partners Investment Management, LLC	Guggenheim Securities, LLC	6,227	0.27	0.23
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	155,084	6.74	13.10
	Baird Investment Management	Robert W. Baird & Co.	15,718	0.68	0.61
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	11,259	0.49	0.67
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	1,120	0.05	0.04
Total			$379,536	16.50%	22.93%
Dynamic High Yield Explorer
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	$1,760	100.00%	100.00%
Total			$1,760	100.00%	100.00%
Global Multi-Strategy
	American Century Investment Management, Inc.	CIBC World Markets Corp	$280	0.01%	0.00%
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	1,038	0.05	0.02
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	55,118	2.62	2.94
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	149,073	7.09	8.30
	Guggenheim Partners Investment Management, LLC	Guggenheim Securities, LLC	4,093	0.19	0.15
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	86,614	4.12	4.43
	Mellon Capital Management Corporation	Pershing LLC	74,726	3.55	3.11
	Baird Investment Management	Robert W. Baird & Co.	9,128	0.43	0.19
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	26,743	1.27	0.94
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	2,960	0.14	0.10
Total			$409,773	19.48%	20.18%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2015 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Global Opportunities
	American Century Investment Management, Inc.	CIBC World Markets Corp	$3,620	0.13%	0.19%
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	113,877	3.95	9.00
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	244,714	8.49	6.31
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	147,761	5.13	5.23
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	310,168	10.76	8.16
	Baird Investment Management	Robert W. Baird & Co.	6,369	0.22	0.43
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	23,817	0.83	2.08
Total			$850,328	29.51%	31.40%
International Equity Index
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$19,508	10.06%	9.20%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	51,847	26.74	25.24
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	17	0.01	0.01
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	2,565	1.32	1.44
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	92	0.05	0.03
Total			$74,029	38.18%	35.92%
International Small Company
	American Century Investment Management, Inc.	CIBC World Markets Corp	$63	0.34%	0.27%
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	65	0.35	0.12
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	1,317	7.07	8.05
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	584	3.13	3.27
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	1,025	5.50	5.91
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	45	0.24	0.42
Total			$3,099	16.64%	18.04%
Origin Emerging Markets
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$226,967	23.92%	31.03%
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	166,264	17.52	19.65
Total			$393,231	41.45%	50.68%
Preferred Securities
	Columbus Circle Investors Edge Asset Management, Inc. Finisterre Capital LLP Origin Asset Management LLP Post Advisory Group, LLC Principal Global Investors, LLC Principal Real Estate Investors, LLC Spectrum Asset Management, Inc.	Spectrum Asset Management	$182,552	100.00%	100.00%
Total			$182,552	100.00%	100.00%
Small-MidCap Dividend Income
	American Century Investment Management, Inc.	CIBC World Markets Corp	$17,960	1.30%	0.50%
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	173,919	12.55	15.74
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	17,163	1.24	1.56
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	100,291	7.24	4.60
	Baird Investment Management	Robert W. Baird & Co.	39,838	2.87	2.83
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	23,439	1.69	1.14
Total			$372,610	26.88%	26.37%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2014 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Blue Chip
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$14,554	7.59%	11.65%
	Credit Suisse Asset Management , LLC	Credit Suisse, Inc.	1,579	0.82	1.00
	Pyramis Global Advisors, LLC	Fidelity Brokerage Services LLC	604	0.31	1.17
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	1,765	0.92	0.88
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	2,755	1.44	0.68
	Baird Investment Management	Robert W. Baird & Co.	982	0.51	0.41
	Alliance Bernstein L.P.	Sanford C. Bernstein & Co., LLC	6,817	3.56	3.23
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	7,450	3.89	2.55
Total			$36,507	19.04%	21.57%
Diversified Real Asset
	American Century Investment Management, Inc.	CIBC World Markets Corp	$61	0.00%	0.01%
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	2,327	0.18	0.20
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	50,525	4.02	3.79
	Pyramis Global Advisors, LLC	Fidelity Brokerage Services LLC	284	0.02	0.04
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	59,233	4.71	3.77
	Guggenheim Partners Investment Management, LLC	Guggenheim Securities, LLC	1,649	0.13	0.17
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	64,466	5.12	9.68
	Pictet Asset Management SA	Pictet Overseas Inc.	7,789	0.62	0.33
	Baird Investment Management	Robert W. Baird & Co.	4,215	0.34	0.23
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,269	0.18	0.14
Total			$192,817	15.33%	18.36%
Global Multi-Strategy
	American Century Investment Management, Inc.	CIBC World Markets Corp	$1,296	0.12%	0.02%
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	3,062	0.28	0.17
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	41,718	3.83	3.52
	Pyramis Global Advisors, LLC	Fidelity Brokerage Services LLC	431	0.04	0.00
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	66,011	6.06	9.99
	Guggenheim Partners Investment Management, LLC	Guggenheim Securities, LLC	1,076	0.10	0.05
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	48,294	4.43	9.09
	Baird Investment Management	Robert W. Baird & Co.	4,807	0.44	0.19
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	14,607	1.34	1.14
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	1,452	0.13	0.08
Total			$182,754	16.77%	24.25%
Global Opportunities
	American Century Investment Management, Inc.	CIBC World Markets Corp	$11,184	0.41%	0.63%
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	150,513	5.53	12.50
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	169,514	6.22	6.71
	Pyramis Global Advisors, LLC	Fidelity Brokerage Services LLC	3,713	0.14	0.55
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	101,851	3.74	3.91
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	164,041	6.02	5.55
	Baird Investment Management	Robert W. Baird & Co.	1,336	0.05	0.10
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	17,811	0.65	1.77
Total			$619,962	22.76%	31.73%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker	2014 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
International Equity Index
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	$6,123	2.79%	2.65%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	66,527	30.35	29.01
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	86	0.04	0.02
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	25,345	11.56	10.99
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3,930	1.79	1.71
Total			$102,010	46.54%	44.38%
International Small Company
	American Century Investment Management, Inc.	CIBC World Markets Corp	$1,205	15.30%	9.88%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	90	1.15	0.97
	Goldman Sachs Asset Management, L.P.	Goldman Sachs & Co.	38	0.49	0.44
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	262	3.32	2.65
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	14	0.18	0.31
Total			$1,609	20.43%	14.25%
Preferred Securities
	Columbus Circle Investors Edge Asset Management, Inc. Principal Global Investors, LLC Principal Real Estate Investors, LLC Spectrum Asset Management, Inc.	Spectrum Asset Management	$193,912	100.00%	100.00%
Total			$193,912	100.00%	100.00%
Small-MidCap Dividend Income
	American Century Investment Management, Inc.	CIBC World Markets Corp	$16,945	1.62%	0.41%
	Mellon Capital Management Corporation	ConvergEx Execution Solutions, LLC	105,183	10.04	11.34
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	407	0.04	0.04
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	68,616	6.55	4.69
	Baird Investment Management	Robert W. Baird & Co.	33,370	3.18	3.45
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	17,316	1.65	0.79
Total			$241,837	23.08%	20.74%
Material differences, if any, between the percentage of a Fund's brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commission rates the Sub-Advisor has negotiated with the broker. Commission rates a Sub-Advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker's execution.
The following table indicates the value of each Fund’s aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended August 31, 2016.

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers

Blue Chip Fund	Goldman Sachs Group Inc/The	871
Bond Market Index Fund	Bank of America Corp	9,342
	Citigroup Inc	9,461
	Credit Suisse Group AG	3,315
	Goldman Sachs Group Inc/The	8,035
	Morgan Stanley	150,234
	Nomura Holdings Inc	576
	UBS Group AG	775

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Capital Securities Fund	Bank of America Corp	654
	Bank of New York Mellon Corp/The	10,553
	Citigroup Inc	9,608
	Credit Suisse Group AG	5,722
	Goldman Sachs Group Inc/The	29,170
	Morgan Stanley	1,538
	UBS Group AG	5,664
Diversified Real Asset Fund	Morgan Stanley	149,323
	Nomura Holdings Inc	7,034
Edge MidCap Fund	Morgan Stanley	7,432
Global Multi-Strategy Fund	Bank of America Corp	367,773
	Bank of New York Mellon Corp/The	1,920
	Citigroup Inc	11,113
	Credit Suisse Group AG	958
	Goldman Sachs Group Inc/The	4,640
	Morgan Stanley	5,129
	UBS Group AG	1,136
Global Opportunities Fund	Morgan Stanley	6,378
International Equity Index Fund	Credit Suisse Group AG	1,719
	Morgan Stanley	3,431
	Nomura Holdings Inc	1,823
	UBS Group AG	3,758
International Small Company Fund	Goldman Sachs Group Inc/The	2,523
Multi-Manager Equity Long/Short Fund	Bank of America Corp	4,237
	Bank of New York Mellon Corp/The	95
	Citigroup Inc	297
	Goldman Sachs Group Inc/The	153
	Morgan Stanley	131
Preferred Securities Fund	Bank of America Corp	88,765
	Bank of New York Mellon Corp/The	93,671
	Citigroup Inc	150,425
	Credit Suisse Group AG	108,742
	Goldman Sachs Group Inc/The	229,065
	Morgan Stanley	12,119
	UBS Group AG	57,572
Real Estate Debt Income Fund	Bank of America Corp	8,844
	Citigroup Inc	18,896
	Credit Suisse Group AG	2,982
	Morgan Stanley	20,970
	UBS Group AG	1,719
Small-MidCap Dividend Income Fund	Goldman Sachs Group Inc/The	56,219
SystematEx International Fund	Credit Suisse Group AG	8
	Morgan Stanley	12
	Nomura Holdings Inc	99
	UBS Group AG	181
SystematEx Large Value Fund	Bank of America Corp	125
	Bank of New York Mellon Corp/The	13
	Citigroup Inc	95
	Goldman Sachs Group Inc/The	44
	Morgan Stanley	34

Allocation of Trades
By the Manager ("PGI"). PGI has its own trading platform and personnel that perform trade-related functions. Where applicable, PGI trades on behalf of its own clients. Such transactions are executed in accordance with PGI's trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. PGI acts as discretionary investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.
If, in carrying out the investment objectives of its respective clients, occasions arise in which PGI deems it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or "bunched" basis. PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.
Because of PGI's role as investment advisor to each of the Funds and as discretionary advisor for funds of funds as well as some of the underlying funds, conflicts may arise in connection with the services PGI provides to funds of funds with respect to asset class and target weights for each asset class and investments made in underlying funds. PGI also provides advisory services to funds that have multiple investment advisers (“Multi-Managed Funds”). These services include determining the portion of a Multi-Managed Fund's portfolio to be allocated to an adviser. Conflicts may arise in connection with the services PGI provides to the funds of funds that it manages, in connection with the services PGI provides to other funds of funds and Multi-Managed Funds, for the following reasons:

•
PGI serves as the investment adviser to the underlying mutual funds in which the funds of funds invest, sometimes as the discretionary advisor, and an affiliated investment adviser may serve as sub-adviser to the mutual funds in which a fund of funds may invest. This raises a potential conflict because PGI's or an affiliated company's profit margin may vary depending upon the underlying fund in which the funds of funds invest;

•
PGI or an affiliated person may serve as investment adviser to a portion of a Multi-Managed Fund. This raises a potential conflict because PGI's or an affiliated investment adviser's profit margin may vary depending on the extent to which a Multi-Managed Fund's assets are managed by PGI or allocated to an affiliated adviser.

•
A sub-advisor may determine that the asset class PFI has hired it to manage (for example, small capitalization growth stocks) can be managed effectively only by limiting the amount of money devoted to the purchase of securities in the asset class. In such a case, a sub-advisor may impose a limit on the amount of money PFI may place with the sub-advisor for management. When a sub-advisor for two or more PFI Funds imposes such a limit, PGI and/or the sub-advisor may need to determine which Fund will be required to limit its investment in the asset class and the degree to which the Fund will be so limited. PGI and the sub-advisor may face a conflict of interest in making its determination.

In order to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest, PGI does the following:

•	Maintains a documented, systematic methodology for determining into which mutual funds the funds of funds invest that does not give undue consideration to the impact to PGI or affiliates.

•
Maintains a documented, systematic methodology for determining the portions of a Multi-Managed Fund to be allocated to a sub-adviser that does not give undue consideration to the impact to PGI or its affiliates;

•
Reminds its investment personnel who provide services to the funds of funds or Multi-Managed Funds of PGI's inherent conflicts of interest, and PGI's duties of loyalty and care as a fiduciary, and obtains a quarterly written affirmation from each portfolio manager that he/she has employed the applicable methodology in good faith in making investment decisions during the preceding quarter; and

•
PGI's Investment Oversight and Risk Committee monitors the services provided to the funds of funds and Multi-Managed Funds to ensure such services conform to the applicable investment methodology, that undue consideration is not given to PGI or its affiliates, and that such services reflect PGI's duties of loyalty and care as a fiduciary.

By the Sub-Advisors. The portfolio managers of each Sub-Advisor manage a number of accounts other than the Fund's portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocating time and attention to account management, allocation of investment opportunities, knowledge of and timing of fund trades, selection of brokers and dealers, and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes and, in some cases, review by independent third parties.
Investments the Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.
PURCHASE AND REDEMPTION OF SHARES
Purchase of Shares
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other share classes of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."
All income dividend and capital gains distributions, if any, on a Fund's Class S shares are paid out in cash. All income dividends and capital gains distributions, if any, on a Fund's Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Classes A, C, and J, shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.
The Fund, at its discretion, may permit the purchase of shares using securities as consideration (a purchase in-kind) in accordance with procedures approved by the Fund’s Board.
For information related to Class S shares, see the section in this SAI entitled "Multiple Class Structure."
Class R-1 and Class R-2 Shares
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. However, if a retirement plan currently offers Class R-1 or Class R-2, such plans will be allowed to continue to invest in these share classes through: Funds they currently offer in their plans or Funds they add to their plans.

Small-MidCap Dividend Income Fund
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on December 1, 2016, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on January 6, 2017, the Small-MidCap Dividend Income Fund (the “Fund”) will no longer be available for purchases from new investors except in limited circumstances.

•
Shareholders, including those in omnibus accounts, who own shares of the Fund as of December 1, 2016 (for retail investors, i.e., non-employer sponsored retirement plan investors) or January 6, 2017, (for employer sponsored retirement plan and IRA investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.

•
Registered Investment Advisor (RIA) and bank trust firms that have an investment allocation to the Small-MidCap Dividend Income Strategy (i.e. investments in the same strategy used in collective investment trust, insurance separate accounts, or separately managed accounts) in a fee-based, wrap or advisory account, may add new clients, or purchase shares in the Fund. The Fund will not be available to new RIA and bank trust firms.

•
Shareholders through accounts at private banks may continue to purchase shares and exchange into the Fund. Private Banks that have an investment allocation to the Small-MidCap Dividend Income Strategy may add new clients to the Fund. The Fund will not be available to private bank or private bank platforms not already investing in the Small-MidCap Dividend Income Strategy.

•
Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the Fund may continue to purchase shares and exchange into the Fund. Existing broker/dealer wrap or fee-based programs may add new participants.

•
Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the Fund. New participants in these plans may elect to purchase shares of the Fund.

•	Retirement plans in transition as of the closure date will have until January 6, 2017, to fund any new accounts in the Fund.

•	Shareholders within brokerage accounts may continue to purchase shares of the Fund; however, new brokerage accounts will not be permitted to begin investing in the Fund after December 1, 2016.

•	529 plans that include the Fund within their investment options may continue to purchase shares and exchange into the Fund.

•	Investors who have a direct investment in the Small-MidCap Dividend Income Strategy may, subject to the approval of the Distributor, purchase shares in the Fund.
At the sole discretion of the Distributor, the Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."
The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.
For information related to Class S shares, see the section in this SAI entitled "Multiple Class Structure."

Exchanges Between Classes of Shares
Class S shares of the Capital Securities Fund are not subject to exchange.
Through your financial intermediary, in certain limited circumstances, you may become eligible to exchange shares of a Fund you own for shares of a different class of the same Fund, if you become eligible to purchase shares of such different class of the same Fund through your account with your financial intermediary. The following shows the permitted exchanges, subject to the conditions described herein:

Exchange From Class	Exchange To Class
A	Institutional
C	A, Institutional
Institutional	A, C, R-6
Such same Fund exchanges between share classes are permitted subject to conditions including, but not limited to, the following:

•	You or your retirement plan sponsor must be eligible to purchase shares of the class into which the exchange is to occur;

•
Your financial intermediary or the retirement plan sponsor's financial intermediary must have an agreement with the underwriter or transfer agent of Principal Funds allowing the purchase of such share class for you;

•	The Fund must offer shares of such class of such Fund in your state or the state of the retirement plan sponsor;

•	In order to exchange into Class A shares, you must be eligible to purchase Class A shares with no initial sales charge;

•	Depending on the circumstances, for exchanges from Classes A and C shares there may be a contingent deferred sales charge in connection with the exchange; and

•
Any such exchange must be requested by your financial intermediary or retirement plan sponsor (with approval by the Distributor) and, except as otherwise approved by the Distributor, must result from either (i) the financial intermediary seeking to have shares of the Funds on their platform held in a particular share class, (ii) the share class becoming available to your financial intermediary or financial professional through a new relationship, or (iii) your retirement plan sponsor electing to have shares of the Funds offered as part of the plan investment options held in a particular share class.

If after purchasing Institutional Class shares you become ineligible to invest in Institutional Class shares, you may be permitted to exchange from Institutional Class shares into other share classes issued by the same Fund if your financial intermediary determines you qualify for such an exchange.
You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions. Your ability to exchange between share classes of the same Fund may be limited by the operational limitations of your financial intermediary. Please consult your financial professional for more information.
While such an exchange may not be considered a taxable event for income tax purposes, you should consult with your tax adviser regarding possible federal, state, local and foreign tax consequences.
PRICING OF FUND SHARES
Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day; Martin Luther King, Jr. Day; Washington's Birthday/Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form. The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
For these Funds, the share price is calculated by:

•	taking the current market value of the total assets of the Fund

•	subtracting liabilities of the Fund

•	dividing the remainder proportionately into the classes of the Fund

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares owned in that class.

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and any foreign markets within the Western Hemisphere are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.
Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.
Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Debt securities with remaining maturities of sixty days or less for which market quotations and information furnished by a third party pricing service are not readily available will be valued at amortized cost, which approximates current value. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board.
A Fund’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and PGI or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board as may from time to time be necessary.
Appendix B provides a specimen price-make-up sheet showing how the Fund calculates the total offering price per share.
TAX CONSIDERATIONS
Qualification as a Regulated Investment Company
The Funds intend to qualify annually to be treated as regulated investment companies (RICs) under the Internal Revenue Code of 1986, as amended, (the IRC) by satisfying certain requirements prescribed by Subchapter M of the IRC. To qualify as RICs, the Funds must invest in assets which produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, the Funds’ ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Funds invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC for a given year. If a Fund fails to qualify as a regulated investment company for a particular year, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.

Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.
International Funds
Some foreign securities purchased by the Funds may be subject to foreign withholding taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. The Funds may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income. Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Special Tax Considerations for the Opportunistic Municipal Fund (the “Municipal Fund”)
The Municipal Fund also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt municipal obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.
If a shareholder receives an exempt-interest dividend with respect to shares of the Fund held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.
Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. If legislation is enacted that eliminates or significantly reduces the availability of municipal obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.
PORTFOLIO HOLDINGS DISCLOSURE
The portfolio holdings of the Real Estate Allocation Fund, and any other fund that is a fund of funds, are shares of underlying mutual funds; holdings of any fund of funds may be made available upon request. In addition, the Fund may publish month-end portfolio holdings information for each Fund’s portfolio on the www.principal.com website and on the www.principalfunds.com website on the thirteenth business day of the following month. The Funds may also occasionally publish information on the website relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. The Funds may also occasionally publish information on the websites concerning the removal, addition or change in weightings of underlying funds in which the Real Estate Allocation, or other funds of funds invest. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the website or filed with the SEC), except as described below.
Non-Specific Information. Under the Portfolio Holdings Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund's holdings. This information may be made available at any time (or without delay).
Policy. The Fund and PGI have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)
Daily to the Fund's portfolio pricing services, Bloomberg, ICE Data Services, J.J. Kenny, J.P. Morgan PricingDirect, Inc., Markit Partners, and Standard & Poor’s Securities Evaluations, Inc. to obtain prices for portfolio securities;

2)	Upon proper request to government regulatory agencies or to self-regulatory organizations;

3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

4)	To the sub-advisers' proxy service providers (Automatic Data Processing, Glass Lewis & Co., and Institutional Shareholder Services (ISS)) to facilitate voting of proxies; and

5)	To the Fund's custodian, and tax service provider, The Bank of New York Mellon, in connection with the tax and custodial services it provides to the Fund.

The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, PGI or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or PGI's Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. The Fund currently has disclosure agreements with the following:

Abacus Group LLC	INDATA
Abel Noser	Infinit Outsourcing
Advent	Investment Company Institute (ICI)
Advent Custodial Data (ACD)	Investor Analytics
Advent Portfolio Exchange	Iron Mountain
Archway Technology Partners, LLC	ITG
Ascendant Compliance Management	JPMorgan Worldwide Securities Services
Ashland Partners	LexisNexis
Barclays Capital	Lipper
Barra	Markit WSO Services
Barra Portfolio Manager	Misys International Banking Systems, Inc.
Black Mountain Systems	Morgan Stanley
BlackRock Solutions Aladdin System	Morningstar, Inc.
Bloomberg	MSCI
Broadridge Financial Solutions, Inc.	Omgeo LLC
Brown Brothers Harriman	Omgeo TradeSuite
Capital Confirmation, Inc.	Open Finance, LLC
Charles River	Pershing Prime Services
Charles River Development	Pricing Direct
Charles River Systems, Inc.	Quantitative Service Group
Charles River Trading System	Risk Metrics
Citco Fund Services	RR Donnelley and Sons
CitiDirect (FSR)	Russell Investments Implementation Services, LLC
Citigroup Global Transaction Services	Security APL
Confluence Technologies	SEI Global Services, Inc.
Copal Partners (UK) Limited	SS&C Technologies
Cortland Capital Market Services LLC	State Street Bank & Trust
Eagle Investment Systems Corp.	SunGard/Protogent PTA
Electra Information Systems	Super Derivatives
Electra Securities & Reconciliation System	Syntel Inc.
Eze Castle	TriOptima
Eze Software Group	Varden Technologies Inc
FactSet	Vermillion Software
FactSet Research Systems Inc.	Viteos Fund Services
Financial Recovery Technologies (FRT)	West Hedge
Financial Tracking Technologies LLC	Wilshire Atlas
FIS Global Asset Management	Wolters Kluwer
Global Link - GTSS	Yield Book
Global Trading Analytics

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.
The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor PGI nor any other party receives compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board. In addition, the Fund's Board must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.
PROXY VOTING POLICIES AND PROCEDURES
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to PGI or to that Fund's Sub-Advisor, as appropriate. PGI and each Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix C. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.
The Real Estate Allocation Fund invests in shares of other Funds. PGI is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, PGI will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2017, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at www.sec.gov.
FINANCIAL STATEMENTS
The financial statements of the Fund at August 31, 2016, are incorporated herein by reference to the Fund's most recent Annual Report to Shareholders filed with the SEC on Form N-CSR. The unaudited financial statements of the Fund at February 28, 2017 are also incorporated herein by reference from the Fund's most recent Semi-Annual Report to Shareholders filed with the SEC on Form N-CSR.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, is the independent registered public accounting firm for the Fund Complex.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The following list identifies shareholders who own more than 25% of the voting securities of the Fund as of September 6, 2017. It is presumed that a person who owns more than 25% of the voting securities of a fund controls the fund. A control person could control the outcome of proposals presented to shareholders for approval. The information is listed in alphabetical order by fund.

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
CAPITAL SECURITIES	37.06%	MORGAN STANLEY SMITH BARNEY	DELAWARE	MORGAN STANLEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

CAPITAL SECURITIES	35.38%	WELLS FARGO CLEARING SERVICES LLC	CALIFORNIA	WELLS FARGO &
		SPECIAL CUSTODY ACCT FOR THE		COMPANY
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

DYNAMIC FLOATING	53.58%	PERSHING LLC	NEW YORK	THE BANK OF NEW YORK
RATE HIGH INCOME		1 PERSHING PLZ		MELLON
		JERSEY CITY NJ 07399-0001

EDGE MIDCAP	34.24%	SAM BALANCED PORTFOLIO PIF	MARYLAND	PRINCIPAL FUNDS, INC.
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EDGE MIDCAP	28.51%	SAM CONS GROWTH PORTFOLIO PIF	MARYLAND	PRINCIPAL FUNDS, INC.
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL OPPORTUNITIES	45.87%	LIFETIME 2030 FUND	MARYLAND	PRINCIPAL FUNDS, INC.
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL OPPORTUNITIES	30.75%	LIFETIME 2020 FUND	MARYLAND	PRINCIPAL FUNDS, INC.
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY	37.35%	PRINCIPAL LIFE INSURANCE CO CUST	IOWA	PRINCIPAL FINANCIAL
INDEX		FBO PRINCIPAL FINANCIAL GROUP		SERVICES, INC.(1)
		OMNIBUS WRAPPED
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
INTERNATIONAL EQUITY	36.26%	DIVERSIFIED GROWTH ACCOUNT	MARYLAND	PRINCIPAL FUNDS, INC.
INDEX		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MULTI-MANAGER EQUITY	33.42%	THE PRINCIPAL TRST FOR PST-RTRMENT	DELAWARE	PRINCIPAL HOLDING
LONG/SHORT		FOR MEDICAL BENEFITS FOR EES 61021		COMPANY, LLC (1)
		ATTN STEPHANIE WATTS 711-4D79
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

MULTI-MANAGER EQUITY	26.03%	SAM CONS GROWTH PORTFOLIO PIF	MARYLAND	PRINCIPAL FUNDS, INC.
LONG/SHORT		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OPPORTUNISTIC	31.06%	MORGAN STANLEY SMITH BARNEY	DELAWARE	MORGAN STANLEY
MUNICIPAL		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

OPPORTUNISTIC	29.71%	PERSHING LLC	NEW YORK	THE BANK OF NEW YORK
MUNICIPAL		1 PERSHING PLZ		MELLON
		JERSEY CITY NJ 07399-0001

ORIGIN EMERGING	27.31%	PRINCIPAL TRUST COMPANY	DELAWARE	DELAWARE CHARTER
MARKETS		PRINCIPAL TRUST TARGET DATE		GUARANTEE AND TRUST
		COLLECTIVE INVESTMENT FUNDS
		1013 CENTRE RD STE 300
		WILMINGTON DE 19805-1265

REAL ESTATE	30.10%	PERSHING LLC	NEW YORK	THE BANK OF NEW YORK
ALLOCATION		1 PERSHING PLZ		MELLON
		JERSEY CITY NJ 07399-0001

REAL ESTATE DEBT	27.08%	SAM FLEXIBLE INCOME PORTFOLIO PIF	MARYLAND	PRINCIPAL FUNDS, INC.
INCOME		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE DEBT	26.54%	SAM STRATEGIC GROWTH PORTFOLIO PIF	MARYLAND	PRINCIPAL FUNDS, INC.
INCOME		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALL-MIDCAP	25.10%	WELLS FARGO CLEARING SERVICES LLC	CALIFORNIA	WELLS FARGO &
DIVIDEND INCOME		SPECIAL CUSTODY ACCT FOR THE		COMPANY
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
SYSTEMATEX	28.46%	THE PRINCIPAL TRST FOR PST-RTRMENT	DELAWARE	PRINCIPAL HOLDING
INTERNATIONAL		FOR MEDICAL BENEFITS FOR EES 61021		COMPANY, LLC (1)
		ATTN STEPHANIE WATTS 711-4D79
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

SYSTEMATEX	28.17%	MAC & CO A/C 298116	PENNSLYVANIA	MAC & CO
INTERNATIONAL		ATTN MUTUAL FUND OPERATIONS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

SYSTEMATEX	100.00%	PRINCIPAL GLOBAL INVESTORS LLC	IOWA	PRINCIPAL FINANCIAL
LARGE VALUE		ATTN JOEL BENNETT 801-9A08		SERVICES, INC.(1)
		801 GRAND AVE
		DES MOINES IA 50309-8000

(1) Principal Financial Group, Inc. is the parent of Principal Financial Services, Inc.; Principal Financial Services, Inc. is the parent of Principal Life Insurance Company and Principal Global Investors, LLC; Principal Life Insurance Company is the parent of Principal Holding Company, LLC.

The Directors and Officers of the Fund, member companies of Principal ® , and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "Choosing a Share Class and the Costs of Investing" in the prospectus for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares.
Funds that operate as funds of funds and Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the funds of funds nor Principal Life Insurance Company exercise voting discretion.
The By-laws of the Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is "The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund."
Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

Principal Holders of Securities
The Fund is unaware of any persons who own beneficially (but are not shareholders of record) more than 5% of the Fund's outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund's outstanding shares as of September 6, 2017. The list is presented in alphabetical order by fund.

Fund/Class	Percentage of Ownership	Name and Address of Owner
BLUE CHIP (A)	42.51%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

BLUE CHIP (C)	37.41%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

BLUE CHIP (C)	15.29%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

BLUE CHIP (I)	26.58%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

BLUE CHIP (I)	13.30%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN JOEL BENNETT 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

BLUE CHIP (I)	13.06%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

BLUE CHIP (I)	12.30%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

BLUE CHIP (I)	10.04%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

BLUE CHIP (I)	6.83%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

Fund/Class	Percentage of Ownership	Name and Address of Owner
BLUE CHIP (I)	5.21%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

BLUE CHIP (R3)	92.25%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

BLUE CHIP (R4)	48.05%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

BLUE CHIP (R4)	40.85%	PRINCIPAL TRUST COMPANY
		FBO INMOWI INC DEFINED BENEFIT
		PENSION PLAN
		2 SYCAMORE
		NEWPORT COAST CA 92657-1633

BLUE CHIP (R4)	11.09%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

BLUE CHIP (R5)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

BLUE CHIP (R6)	18.04%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BLUE CHIP (R6)	14.95%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BLUE CHIP (R6)	14.17%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
BLUE CHIP (R6)	12.18%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BLUE CHIP (R6)	9.45%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BLUE CHIP (R6)	5.82%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BLUE CHIP (R6)	5.22%	LIFETIME 2025 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BLUE CHIP (T)	100.00%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

BOND MARKET INDEX (I)	23.47%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (I)	19.00%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (I)	10.60%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (I)	7.17%	LIFETIME 2025 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (I)	5.24%	LIFETIME 2010 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
BOND MARKET INDEX (R1)	61.35%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R1)	10.85%	FIIOC
		FBO TFN ARCHITECTURAL SIGNAGE INC
		401K PROFIT SHARING PLAN & TRUST
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987

BOND MARKET INDEX (R1)	9.21%	MATRIX TRUST COMPANY CUST.
		FBO SPECIAL DISTRICTS ASSOCIATION 401(K
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304

BOND MARKET INDEX (R1)	6.96%	PRINCIPAL TRUST COMPANY
		FBO WESTFORD SMILES DENTAL CENTER
		PENSION PLAN
		270 LITTLETON RD #23
		WESTFORD MA 01886-3524

BOND MARKET INDEX (R1)	5.92%	FIIOC
		FBO STEIN & FRANKEL DDS 401K PS PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

BOND MARKET INDEX (R2)	76.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R2)	23.26%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

BOND MARKET INDEX (R3)	78.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R4)	82.86%	DCGT AS TTEE AND/OR CUST
		FBO SUPERIOR OFFICERS COUNCIL CUST INV FOF
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
BOND MARKET INDEX (R4)	13.66%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

BOND MARKET INDEX (R5)	80.13%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CAPITAL SECURITIES (S)	37.06%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

CAPITAL SECURITIES (S)	35.38%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CAPITAL SECURITIES (S)	20.66%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

CAPITAL SECURITIES (S)	5.62%	WELLS FARGO BANK NA
		FBO OMNIBUS ACCOUNT CASH/CASH XXXX0
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

DIVERSIFIED REAL ASSET (A)	39.56%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

DIVERSIFIED REAL ASSET (A)	17.70%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

DIVERSIFIED REAL ASSET (A)	7.43%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
DIVERSIFIED REAL ASSET (C)	15.91%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

DIVERSIFIED REAL ASSET (C)	14.68%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

DIVERSIFIED REAL ASSET (C)	12.11%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

DIVERSIFIED REAL ASSET (C)	11.64%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

DIVERSIFIED REAL ASSET (C)	5.96%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED REAL ASSET (C)	5.35%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

DIVERSIFIED REAL ASSET (I)	31.96%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED REAL ASSET (I)	22.79%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

DIVERSIFIED REAL ASSET (I)	15.91%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
DIVERSIFIED REAL ASSET (R3)	68.28%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

DIVERSIFIED REAL ASSET (R3)	15.89%	PRINCIPAL TRUST COMPANY
		FBO CLAIREMONT VILLAGE PET CLINIC
		CASH BALANCE PLAN
		3007 CLAIREMONT DR #G
		SAN DIEGO CA 92117-6890

DIVERSIFIED REAL ASSET (R3)	15.81%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (R4)	100.00%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

DIVERSIFIED REAL ASSET (R5)	100.00%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

DIVERSIFIED REAL ASSET (R6)	17.29%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL FINANCIAL GROUP
		OMNIBUS WRAPPED
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (R6)	12.98%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (R6)	10.11%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (R6)	8.98%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED REAL ASSET (R6)	8.04%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
DIVERSIFIED REAL ASSET (R6)	6.79%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DYNAMIC FLOATING RATE HIGH INCOME (A)	57.92%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

DYNAMIC FLOATING RATE HIGH INCOME (A)	16.52%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DYNAMIC FLOATING RATE HIGH INCOME (I)	100.00%	BANKERS TRUST COMPANY
		FBO DEF COMP FOR SELECT INV
		PROFESSIONALS OF PFG AND ITS
		ATTN MARK HARRISON
		PO BOX 897
		DES MOINES IA 50306-0897

EDGE MIDCAP (I)	78.09%	STRAFE & CO
		FBO CARLOS AND RITA CAMIN M28095004
		PO BOX 6924
		NEWARK DE 19714-6924

EDGE MIDCAP (I)	12.34%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN JOEL BENNETT 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

EDGE MIDCAP (I)	8.07%	DANIEL R COLEMAN AND
		JULIE B COLEMAN JTWROS
		8425 NE 20TH ST
		CLYDE HILL WA 98004-2454

EDGE MIDCAP (R6)	34.39%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EDGE MIDCAP (R6)	28.64%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EDGE MIDCAP (R6)	14.17%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
EDGE MIDCAP (R6)	10.98%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EDGE MIDCAP (R6)	5.54%	SAM BALANCED PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL MULTI-STRATEGY (A)	38.37%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

GLOBAL MULTI-STRATEGY (A)	11.37%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL MULTI-STRATEGY (A)	11.26%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

GLOBAL MULTI-STRATEGY (A)	6.96%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

GLOBAL MULTI-STRATEGY (C)	21.04%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

GLOBAL MULTI-STRATEGY (C)	10.93%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

GLOBAL MULTI-STRATEGY (C)	10.21%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

GLOBAL MULTI-STRATEGY (C)	9.98%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

Fund/Class	Percentage of Ownership	Name and Address of Owner
GLOBAL MULTI-STRATEGY (C)	8.90%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

GLOBAL MULTI-STRATEGY (C)	7.57%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL MULTI-STRATEGY (C)	7.05%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

GLOBAL MULTI-STRATEGY (I)	15.89%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

GLOBAL MULTI-STRATEGY (I)	12.22%	MARIL & CO FBO NG
		C/O BMO HARRIS BANK NA ATTN MF
		480 PILGRIM WAY, SUITE 1000
		GREEN BAY WI 54304-5280

GLOBAL MULTI-STRATEGY (I)	8.81%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

GLOBAL MULTI-STRATEGY (I)	6.58%	DCGT AS TTEE AND/OR CUST
		FBO CHS CUSTOM TARGET DATE FUND OF
		FUNDS SEP ACCTS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL MULTI-STRATEGY (I)	6.35%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

GLOBAL MULTI-STRATEGY (I)	6.03%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

Fund/Class	Percentage of Ownership	Name and Address of Owner
GLOBAL MULTI-STRATEGY (R6)	24.33%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL MULTI-STRATEGY (R6)	15.80%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL MULTI-STRATEGY (R6)	15.70%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL MULTI-STRATEGY (R6)	7.83%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL FINANCIAL GROUP
		ATTN INDIVIDUAL LIFE ACCOUNTING
		OMNIBUS WRAPPED
		711 HIGH STREET
		DES MOINES IA 50392-0001

GLOBAL MULTI-STRATEGY (R6)	5.75%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL OPPORTUNITIES (A)	24.43%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

GLOBAL OPPORTUNITIES (A)	5.76%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

GLOBAL OPPORTUNITIES (C)	37.48%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

GLOBAL OPPORTUNITIES (C)	9.46%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

GLOBAL OPPORTUNITIES (I)	46.19%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
GLOBAL OPPORTUNITIES (I)	30.96%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL OPPORTUNITIES (I)	11.02%	LIFETIME 2025 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (I)	72.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (I)	12.97%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

INTERNATIONAL EQUITY INDEX (I)	5.82%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 008
		EMPIRE TODAY, LLC 401(K)
		333 NORTHWEST AVE
		NORTHLAKE IL 60164-1604

INTERNATIONAL EQUITY INDEX (R1)	43.92%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R1)	6.86%	FIDELITY INVESTMENTS INST OPER CO INC
		FBO CERTON TECHNOLOGIES INC 401K PROFIT
		SHARING PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1999

INTERNATIONAL EQUITY INDEX (R1)	5.79%	FIIOC
		FBO THE FIRST NATIONAL BANK OF STIGLER
		401K PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

INTERNATIONAL EQUITY INDEX (R1)	5.58%	FIIOC
		FBO KEITH PORTER INSULATION & FIREPLACE
		401K PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

Fund/Class	Percentage of Ownership	Name and Address of Owner
INTERNATIONAL EQUITY INDEX (R2)	74.94%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R2)	8.44%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

INTERNATIONAL EQUITY INDEX (R2)	5.47%	PAUL O'BRIEN
		FBO CARDIOLOGY SPECIALISTS OF 401(K) PR
		4660 KENMORE AVE
		ALEXANDRIA VA 22304-1313

INTERNATIONAL EQUITY INDEX (R2)	5.13%	MID ATLANTIC TRUST COMPANY
		FBO BUTSAVAGE & ASSOCIATES P C 401(K) P
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

INTERNATIONAL EQUITY INDEX (R3)	71.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R4)	65.92%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R4)	9.08%	WACHOVIA BANK NATIONAL ASSOCIATION
		FBO DEF COMP PLAN OF CED INC (PS D EF
		ATTN SHELLEY ANDERSON
		ONE WEST FOURTH STREET
		WINSTON SALEM NC 27101-3818

INTERNATIONAL EQUITY INDEX (R4)	6.44%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 763
		THE MENTHOLATUM COMPANY 401 K
		707 STERLING DR
		ORCHARD PARK NY 14127-1557

INTERNATIONAL EQUITY INDEX (R5)	85.38%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
INTERNATIONAL EQUITY INDEX (R5)	8.16%	NFS LLC FEBO
		BANKERS TRUST COMPANY
		PO BOX 897
		DES MOINES IA 50306-0897

INTERNATIONAL EQUITY INDEX (R6)	42.58%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL FINANCIAL GROUP
		OMNIBUS WRAPPED
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R6)	41.34%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EQUITY INDEX (R6)	8.79%	DIVERSIFIED BALANCED ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL SMALL COMPANY (A)	32.27%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

INTERNATIONAL SMALL COMPANY (I)	55.20%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN JOEL BENNETT 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

INTERNATIONAL SMALL COMPANY (I)	17.12%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

INTERNATIONAL SMALL COMPANY (I)	13.10%	BANKERS TRUST COMPANY
		FBO DEF COMP FOR SELECT INV
		PROFESSIONALS OF PFG AND ITS
		ATTN MARK HARRISON
		PO BOX 897
		DES MOINES IA 50306-0897

INTERNATIONAL SMALL COMPANY (R6)	19.65%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL SMALL COMPANY (R6)	15.90%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
INTERNATIONAL SMALL COMPANY (R6)	13.39%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL SMALL COMPANY (R6)	9.59%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL SMALL COMPANY (R6)	6.10%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL SMALL COMPANY (R6)	5.62%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MULTI-MANAGER EQUITY LONG/SHORT (A)	29.82%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA OF BURT A WISE
		8597 MAGNOLIA BAY LN
		MIRAMAR BEACH FL 32550-7884

MULTI-MANAGER EQUITY LONG/SHORT (A)	27.24%	DENNIS LANIER TOD
		SUBJECT TO STA TOD RULES
		PO BOX 1700
		COLUMBIA SC 29202-1700

MULTI-MANAGER EQUITY LONG/SHORT (A)	9.61%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA JAMES S ZIOLKOWSKI
		1730 N 70TH ST
		MILWAUKEE WI 53213-2340

MULTI-MANAGER EQUITY LONG/SHORT (A)	7.14%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

MULTI-MANAGER EQUITY LONG/SHORT (A)	5.81%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA OF MICHAEL J LANGLAIS
		24404 ICELAND PATH
		LAKEVILLE MN 55044-7802

MULTI-MANAGER EQUITY LONG/SHORT (A)	5.42%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA ASHISH K BAJAJ
		9426 SILHOUETTE LN
		JACKSONVILLE FL 32257-5750

MULTI-MANAGER EQUITY LONG/SHORT (I)	60.01%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN JOEL BENNETT 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

Fund/Class	Percentage of Ownership	Name and Address of Owner
MULTI-MANAGER EQUITY LONG/SHORT (I)	39.98%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

MULTI-MANAGER EQUITY LONG/SHORT (R6)	33.43%	THE PRINCIPAL TRST FOR PST-RTRMENT
		FOR MEDICAL BENEFITS FOR EMPLOYEES 61021
		ATTN STEPHANIE WATTS 711-4D79
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

MULTI-MANAGER EQUITY LONG/SHORT (R6)	26.04%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MULTI-MANAGER EQUITY LONG/SHORT (R6)	13.77%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MULTI-MANAGER EQUITY LONG/SHORT (R6)	7.20%	THE PRINCIPAL TRUST FOR POST-RETIREMENT
		MED BENE FR INDV FIELD 61022
		ATTN STEPHANIE WATTS 711-4D79
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

MULTI-MANAGER EQUITY LONG/SHORT (R6)	6.73%	MAC & CO A/C 298116
		ATTN MUTUAL FUND OPERATIONS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

OPPORTUNISTIC MUNICIPAL (A)	37.91%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

OPPORTUNISTIC MUNICIPAL (A)	20.86%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

OPPORTUNISTIC MUNICIPAL (A)	12.12%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

OPPORTUNISTIC MUNICIPAL (A)	11.82%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

Fund/Class	Percentage of Ownership	Name and Address of Owner
OPPORTUNISTIC MUNICIPAL (C)	25.30%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

OPPORTUNISTIC MUNICIPAL (C)	23.78%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

OPPORTUNISTIC MUNICIPAL (C)	19.70%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

OPPORTUNISTIC MUNICIPAL (C)	16.15%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

OPPORTUNISTIC MUNICIPAL (I)	38.42%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

OPPORTUNISTIC MUNICIPAL (I)	25.70%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

OPPORTUNISTIC MUNICIPAL (I)	19.00%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

OPPORTUNISTIC MUNICIPAL (I)	7.35%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

OPPORTUNISTIC MUNICIPAL (I)	6.19%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

Fund/Class	Percentage of Ownership	Name and Address of Owner
ORIGIN EMERGING MARKETS (A)	52.56%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

ORIGIN EMERGING MARKETS (A)	6.34%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA KENNETH W POPE
		3122 CHRISTIE RD
		HUDSON NC 28638-9204

ORIGIN EMERGING MARKETS (A)	5.14%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

ORIGIN EMERGING MARKETS (I)	54.08%	DCGT AS TTEE AND/OR CUST
		FBO CHS CUSTOM TARGET DATE FUND OF
		FUNDS SEP ACCTS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

ORIGIN EMERGING MARKETS (I)	30.61%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

ORIGIN EMERGING MARKETS (I)	10.19%	DCGT AS TTEE AND/OR CUST
		FBO ETP CUSTOM TARGET DATE FUND OF
		FUNDS SEP ACCTS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

ORIGIN EMERGING MARKETS (R6)	28.91%	PRINCIPAL TRUST COMPANY
		PRINCIPAL TRUST TARGET DATE
		COLLECTIVE INVESTMENT FUNDS
		1013 CENTRE RD STE 300
		WILMINGTON DE 19805-1265

ORIGIN EMERGING MARKETS (R6)	19.46%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

ORIGIN EMERGING MARKETS (R6)	17.29%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
ORIGIN EMERGING MARKETS (R6)	9.80%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

ORIGIN EMERGING MARKETS (R6)	6.75%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

ORIGIN EMERGING MARKETS (R6)	5.88%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (A)	13.83%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

PREFERRED SECURITIES (A)	11.42%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

PREFERRED SECURITIES (A)	11.15%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PREFERRED SECURITIES (A)	9.61%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

PREFERRED SECURITIES (A)	9.36%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

PREFERRED SECURITIES (A)	6.14%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

Fund/Class	Percentage of Ownership	Name and Address of Owner
PREFERRED SECURITIES (A)	5.92%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

PREFERRED SECURITIES (A)	5.09%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

PREFERRED SECURITIES (C)	21.73%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

PREFERRED SECURITIES (C)	16.13%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

PREFERRED SECURITIES (C)	15.46%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

PREFERRED SECURITIES (C)	10.67%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

PREFERRED SECURITIES (C)	7.01%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

PREFERRED SECURITIES (I)	21.05%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

PREFERRED SECURITIES (I)	11.12%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

Fund/Class	Percentage of Ownership	Name and Address of Owner
PREFERRED SECURITIES (I)	10.28%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PREFERRED SECURITIES (I)	9.68%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

PREFERRED SECURITIES (I)	8.80%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

PREFERRED SECURITIES (I)	5.26%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

PREFERRED SECURITIES (I)	5.02%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

PREFERRED SECURITIES (R1)	65.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R1)	19.69%	MATRIX TRUST COMPANY CUST
		FBO DUNSTAN DENTAL CENTER, LLC 401(K) R
		717 17TH ST STE 1300
		DENVER CO 80202-3304

PREFERRED SECURITIES (R1)	8.17%	FIIOC
		FBO SUTTON ORTHOPAEDICS & SPORTS
		MEDICINE PC 401K PROFIT SHARING
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987

PREFERRED SECURITIES (R2)	43.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
PREFERRED SECURITIES (R2)	41.04%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

PREFERRED SECURITIES (R2)	7.17%	MID ATLANTIC TRUST COMPANY
		FBO TULLY RINCKEY PLLC 401(K) PROFIT SH
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

PREFERRED SECURITIES (R3)	60.79%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R3)	21.98%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 765
		ACME MONACO CORPORATION 401 K
		PO BOX 264
		PLAINVILLE CT 06062-0264

PREFERRED SECURITIES (R3)	8.16%	FIIOC
		FBO FLETCHER TILTON PC PROFIT
		SHARING PLAN AND TRUST
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987

PREFERRED SECURITIES (R4)	84.16%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R5)	39.72%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R5)	21.36%	VANGUARD FIDUCIARY TRUST CO
		FBO 401K CLIENTS
		ATTN INVESTMENT SERVICES
		PO BOX 2600
		VALLEY FORGE PA 19482-2600

PREFERRED SECURITIES (R5)	8.99%	MG TRUST COMPANY CUST
		FBO CONDLEY & COMPANY
		717 17TH ST STE 1300
		DENVER CO 80202-3304

Fund/Class	Percentage of Ownership	Name and Address of Owner
PREFERRED SECURITIES (R5)	7.52%	PRINCIPAL TRUST COMPANY
		FBO NQ DB OF AAA ARIZONA
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PREFERRED SECURITIES (R5)	6.66%	MATRIX TRUST COMPANY CUST
		FBO HUNTER MARINE ADMINISTRATIVE SERV
		717 17TH ST STE 1300
		DENVER CO 80202-3304

PREFERRED SECURITIES (R5)	5.72%	AMERICAN ASSOCIATION FOR JUSTICE
		FBO EXEC 457F OF AM ASSN FOR JUSTICE
		ATTN ANEKA OSAKWE
		777 6TH ST NW STE 200
		WASHINGTON DC 20001-3707

PREFERRED SECURITIES (R5)	5.16%	LUKE DAHLHEIMER
		FBO DAHLHEIMER BEVERAGE LLC 401K
		PROFIT SHARING PLAN & TRUST
		3360 CHELSEA RD W
		MONTICELLO MN 55362-4412

PREFERRED SECURITIES (R6)	27.37%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R6)	23.51%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R6)	17.46%	PRINCIPAL LIFE INSURANCE CO CUST
		FBO PRINCIPAL FINANCIAL GROUP
		OMNIBUS WRAPPED
		ATTN INDIVIDUAL LIFE ACCOUNTING
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R6)	14.17%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PREFERRED SECURITIES (R6)	9.02%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
PREFERRED SECURITIES (T)	100.00%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

REAL ESTATE ALLOCATION (A)	34.44%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE ALLOCATION (I)	50.86%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE ALLOCATION (I)	32.22%	BANKERS TRUST COMPANY
		FBO DEF COMP FOR SELECT INV
		PROFESSIONALS OF PFG AND ITS
		ATTN MARK HARRISON
		PO BOX 897
		DES MOINES IA 50306-0897

REAL ESTATE ALLOCATION (I)	13.76%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE DEBT INCOME (A)	35.79%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE DEBT INCOME (A)	21.32%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

REAL ESTATE DEBT INCOME (A)	8.70%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA NEIL WOLF
		427 E CASS ST
		CADILLAC MI 49601-2119

REAL ESTATE DEBT INCOME (A)	5.37%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA GLENN VERBRUGGE
		9731 E 13TH ST
		CADILLAC MI 49601-8775

REAL ESTATE DEBT INCOME (I)	52.34%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
REAL ESTATE DEBT INCOME (I)	39.31%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN JOEL BENNETT 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

REAL ESTATE DEBT INCOME (R6)	27.55%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE DEBT INCOME (R6)	27.00%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE DEBT INCOME (R6)	25.31%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE DEBT INCOME (R6)	8.50%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALL-MIDCAP DIVIDEND INCOME (A)	18.62%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SMALL-MIDCAP DIVIDEND INCOME (A)	11.91%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALL-MIDCAP DIVIDEND INCOME (A)	8.53%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SMALL-MIDCAP DIVIDEND INCOME (A)	6.45%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

SMALL-MIDCAP DIVIDEND INCOME (A)	6.41%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

Fund/Class	Percentage of Ownership	Name and Address of Owner
SMALL-MIDCAP DIVIDEND INCOME (A)	6.36%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY FOR CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

SMALL-MIDCAP DIVIDEND INCOME (A)	5.74%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

SMALL-MIDCAP DIVIDEND INCOME (A)	5.42%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

SMALL-MIDCAP DIVIDEND INCOME (C)	18.88%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SMALL-MIDCAP DIVIDEND INCOME (C)	14.93%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

SMALL-MIDCAP DIVIDEND INCOME (C)	11.71%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

SMALL-MIDCAP DIVIDEND INCOME (C)	11.10%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

SMALL-MIDCAP DIVIDEND INCOME (C)	9.88%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SMALL-MIDCAP DIVIDEND INCOME (C)	7.37%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

Fund/Class	Percentage of Ownership	Name and Address of Owner
SMALL-MIDCAP DIVIDEND INCOME (I)	34.43%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SMALL-MIDCAP DIVIDEND INCOME (I)	22.74%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

SMALL-MIDCAP DIVIDEND INCOME (I)	15.84%	UBS WM USA
		0O0 11011 6100 OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

SMALL-MIDCAP DIVIDEND INCOME (I)	7.75%	MORGAN STANLEY SMITH BARNEY
		HARBOR FINANCIAL CENTER
		PLAZA 2 3RD FLOOR
		JERSEY CITY NJ 07311

SMALL-MIDCAP DIVIDEND INCOME (R6)	32.41%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALL-MIDCAP DIVIDEND INCOME (R6)	26.63%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALL-MIDCAP DIVIDEND INCOME (R6)	12.69%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALL-MIDCAP DIVIDEND INCOME (R6)	10.83%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALL-MIDCAP DIVIDEND INCOME (R6)	5.20%	SAM BALANCED PORTFOLIO PVC
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALL-MIDCAP DIVIDEND INCOME (R6)	5.13%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percentage of Ownership	Name and Address of Owner
SYSTEMATEX INTERNATIONAL (I)	100.00%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN JOEL BENNETT 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

SYSTEMATEX INTERNATIONAL (R6)	28.53%	THE PRINCIPAL TRST FOR PST-RTRMENT
		FOR MEDICAL BENEFITS FOR EMPLOYEES 61021
		ATTN STEPHANIE WATTS 711-4D79
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

SYSTEMATEX INTERNATIONAL (R6)	28.24%	MAC & CO A/C 298116
		ATTN MUTUAL FUND OPERATIONS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

SYSTEMATEX INTERNATIONAL (R6)	16.06%	PRINCIPAL TRUST
		FOR HEALTH BENEFITS FOR EE'S 61000
		ATTN STEPHANIE WATTS 711-4D79
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

SYSTEMATEX INTERNATIONAL (R6)	6.38%	PRINCIPAL TRUST FOR LIFE INS
		BENEFITS FOR EE'S 61006
		ATTN STEPHANIE WATTS 711-4D79
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

SYSTEMATEX INTERNATIONAL (R6)	6.09%	THE PRINCIPAL TRUST FOR POST-
		RETIREMENT MED BENE FR INDV FIELD 61022
		ATTN STEPHANIE WATTS 711-4D79
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

SYSTEMATEX INTERNATIONAL (R6)	5.93%	PRINCIPAL TRUST FOR MEDICARE ELIGIBLE
		POST RETIREMENT MEDICAL BENEFITS
		ATTN STEPHANIE WATTS 711-4D79
		711 HIGH ST
		DES MOINES IA 50392-0001

SYSTEMATEX LARGE VALUE (R6)	100.00%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN JOEL BENNETT 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000
Management Ownership
As of September 6, 2017, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

PORTFOLIO MANAGER DISCLOSURE
(as provided by the Investment Advisors)
This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. The “Ownership of Securities” tables reflect the portfolio managers’ beneficial ownership, which means a direct or indirect pecuniary interest. For some portfolio managers, this includes beneficial ownership of fund shares through participation in an employee benefit program which invests in Principal Funds, Inc. For information about potential material conflicts of interest, see Brokerage Allocation and Other Practices - Allocation of Trades.
This section lists information about Principal Global Investors, LLC’s portfolio managers first. Next, the section includes information about the sub-advisors’ portfolio managers alphabetically by sub-advisor.
Information in this section is as of August 31, 2016, unless otherwise noted.

Advisor:	Principal Global Investors, LLC (Edge Asset Management Portfolio Managers)
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Daniel R. Coleman: EDGE MidCap and Small-MidCap Dividend Income Funds
Registered investment companies	4	$8.9 billion	0	$0
Other pooled investment vehicles	2	$108.3 million	0	$0
Other accounts	3	$1.5 billion	0	$0

Theodore Jayne: EDGE MidCap Fund
Registered investment companies	2	$2.7 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

David W. Simpson: Small-MidCap Dividend Income Fund
Registered investment companies	2	$6.2 billion	0	$0
Other pooled investment vehicles	1	$74.0 million	0	$0
Other accounts	3	$1.5 billion	0	$0
Compensation
Principal Global Investors, LLC offers a competitive compensation structure that is evaluated annually relative to other asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for all team members is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.
The variable component for investment professionals is designed to reinforce investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Fund performance is measured against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale.  Deferred compensation is required to be invested into funds managed by the team, via a co-investment program; thus, aligning the interests of investment professionals with client objectives. Co-investment is subject to a three year cliff vesting schedule which meets our objective of increased employee retention.
In addition to base salary and variable incentive, portfolio managers and senior professionals participate in the Principal Financial Group Long-term Incentive Plan (“Plan”). Awards from this Plan are based on individual performance and are delivered in the form of three-year cliff vest Principal Financial Group (“PFG”) RSUs or a combination of three-year cliff vest PFG RSUs and three-year ratable vest PFG stock options; therefore, aligning the interests of team members with PFG stakeholders.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Daniel R. Coleman	EDGE MidCap	$50,001 - $100,000
Daniel R. Coleman	Small-MidCap Dividend Income	$100,001 - $500,000
Theodore Jayne	EDGE MidCap	None
David W. Simpson	Small-MidCap Dividend Income	over $1,000,000

Advisor: Principal Global Investors, LLC (Equity Portfolio Managers)
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Christopher Ibach: Global Opportunities Fund
Registered Investment Companies	4	$3.9 billion	0	$0
Other pooled investment vehicles	13	$3.1 billion	0	$0
Other accounts	7	$1.4 billion	1	$200.2 million

Thomas L. Kruchten: International Equity Index Fund
Registered Investment Companies	15	$12.6 billion	0	$0
Other pooled investment vehicles	4	$26.9 billion	0	$0
Other accounts	0	$0	0	$0

Tiffany N. Lavastida: International Small Company Fund
Registered investment companies	1	$73.4 million	0	$0
Other pooled investment vehicles	3	$2.1 billion	0	$0
Other accounts	2	$580.6 million	0	$0

Xiaoxi Li: Global Opportunities Fund
Registered investment companies	1	$779.2 million	0	$0
Other pooled investment vehicles	9	$1.9 billion	0	$0
Other accounts	5	$1.2 billion	1	$200.2 million

Mark R. Nebelung: SystematEx International and SystematEx Large Value Funds
Registered investment companies	7	$135.1 million	0	$0
Other pooled investment vehicles	2	$193.3 million	0	$0
Other accounts	3	$332.3 million	0	$0

K. William Nolin: Blue Chip Fund
Registered Investment Companies	2	$12.2 billion	0	$0
Other pooled investment vehicles	12	$2.9 billion	0	$0
Other accounts	8	$199.5 million	0	$0

Brian W. Pattinson: International Small Company Fund
Registered investment companies	3	$861.8 million	0	$0
Other pooled investment vehicles	7	$2.0 billion	0	$0
Other accounts	2	$580.6 million	1	$153.3 million

Tom Rozycki: Blue Chip Fund
Registered Investment Companies	2	$12.2 billion	0	$0
Other pooled investment vehicles	12	$2.9 billion	0	$0
Other accounts	8	$199.5 million	0	$0

Mustafa Sagun: Global Opportunities Fund
Registered Investment Companies	1	$779.2 million	0	$0
Other pooled investment vehicles	11	$2.0 billion	0	$0
Other accounts	6	$1.2 billion	1	$200.2 million

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jeffrey A. Schwarte: International Equity Index, SystematEx International, and SystematEx Large Value Funds
Registered investment companies	19	$12.6 billion	0	$0
Other pooled investment vehicles	6	$27.0 billion	0	$0
Other accounts	2	$96.7 million	0	$0
Compensation
Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.
Variable compensation takes the form of a profit share plan with funding based on percentage of pre-tax, pre-bonus operating earnings of Principal Global Equities. The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. The variable component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of the Equities group. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Half of the deferred compensation is awarded in Principal Financial Group (“PFG”) restricted stock units and the other half is required to be invested into equity funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three year vesting schedule.
All senior team members have substantial investments in funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Christopher Ibach	Global Opportunities	None
Thomas L. Kruchten	International Equity Index	None
Tiffany N. Lavastida	International Small Company	$10,001 - $50,000
Xiaoxi Li	Global Opportunities	$100,001 - $500,000
Mark R. Nebelung	SystematEx International	None
Mark R. Nebelung	SystematEx Large Value	None
K. William Nolin	Blue Chip	$500,001 - $1,000,000
Brian W. Pattinson	International Small Company	$100,001 - $500,000
Tom Rozycki	Blue Chip	None
Mustafa Sagun	Global Opportunities	None
Jeffrey A. Schwarte	International Equity Index	$50,001 - $100,000
Jeffrey A. Schwarte	SystematEx International	$50,001 - $100,000
Jeffrey A. Schwarte	SystematEx Large Value	$50,001 - $100,000

Advisor: Principal Global Investors, LLC (Fixed-Income Portfolio Managers)
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Mark P. Denkinger - Dynamic Floating Rate High Income Fund
Registered Investment Companies	2	$4.7 billion	0	$0
Other pooled investment vehicles	13	$1.1 billion	1	$238.1 million
Other accounts	3	$1.5 billion	0	$0

Jason Hahn - Dynamic Floating Rate High Income Fund
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	1	$9.8 million	0	$0
Other accounts	0	$0	0	$0

James Noble - Opportunistic Municipal Fund
Registered Investment Companies	2	$871.3 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$39.9 million	0	$0

Josh Rank - Dynamic Floating Rate High Income Fund
Registered Investment Companies	2	$4.7 billion	0	$0
Other pooled investment vehicles	13	$1.1 billion	1	$238.1 million
Other accounts	3	$1.5 billion	0	$0

Darrin E. Smith - Dynamic Floating Rate High Income Fund
Registered Investment Companies	2	$4.7 billion	0	$0
Other pooled investment vehicles	13	$1.1 billion	1	$238.1 million
Other accounts	3	$1.5 billion	0	$0

James Welch - Opportunistic Municipal Fund
Registered Investment Companies	2	$871.3 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	1	$39.9 million	0	$0

Compensation
Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for fixed income investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.
Variable compensation takes the form of a profit share plan with funding based on a percentage of pre-tax, pre-bonus operating earnings of Principal Global Fixed Income. The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. The variable component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of the Fixed Income group. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Half of the deferred compensation is awarded in Principal Financial Group (“PFG”) restricted stock units and the other half is required to be invested into fixed income funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three year vesting schedule.
All senior team members have substantial investments in funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Mark P. Denkinger	Dynamic Floating Rate High Income	$100,001 - $500,000
Jason Hahn	Dynamic Floating Rate High Income	$10,001 - $50,000
James Noble	Opportunistic Municipal	$10,001 - $50,000
Josh Rank	Dynamic Floating Rate High Income	None
Darrin E. Smith	Dynamic Floating Rate High Income	$100,001 - $500,000
James Welch	Opportunistic Municipal	$100,001 - $500,000

Advisor: Principal Global Investors, LLC (Principal Portfolio StrategiesSM Portfolio Managers)
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jake S. Anonson: Diversified Real Asset, Global Multi-Strategy, and Multi-Manager Equity Long/Short Funds
Registered investment companies	1	$11.1 billion	0	$0
Other pooled investment vehicles	1	$1.2 billion	0	$0
Other accounts	0	$0	0	$0

Jessica S. Bush: Diversified Real Asset, Global Multi-Strategy, and Multi-Manager Equity Long/Short Funds
Registered investment companies	1	$11.1 billion	0	$0
Other pooled investment vehicles	1	$1.2 billion	0	$0
Other accounts	0	$0	0	$0

Marcus W. Dummer: Diversified Real Asset, Global Multi-Strategy, and Multi-Manager Equity Long/Short Funds
Registered investment companies	1	$11.1 billion	0	$0
Other pooled investment vehicles	1	$1.2 billion	0	$0
Other accounts	0	$0	0	$0

Kelly A. Grossman: Diversified Real Asset and Global Multi-Strategy Funds
Registered investment companies	2	$11.4 billion	0	$0
Other pooled investment vehicles	1	$1.2 billion	0	$0
Other accounts	0	$0	0	$0

Benjamin E. Rotenberg: Diversified Real Asset, Global Multi-Strategy, and Multi-Manager Equity Long/Short Funds
Registered investment companies	1	$11.1 billion	0	$0
Other pooled investment vehicles	1	$1.2 billion	0	$0
Other accounts	0	$0	0	$0
Compensation
Principal Global Investors, LLC ("PGI") offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation. The structure is uniformly applied amongst all investment professionals.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with PGI stakeholders, and talent retention.
In addition, investment professionals have investments in funds managed by the team through retirement plans offered by the PGI (e.g. 401(k) plan) and direct personal investments.

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jake S. Anonson	Diversified Real Asset	$1 - $10,000
Jake S. Anonson	Global Multi-Strategy	$50,001 - $100,000
Jake S. Anonson	Multi-Manager Equity Long/Short	None
Jessica S. Bush	Diversified Real Asset	$10,001 - $50,000
Jessica S. Bush	Global Multi-Strategy	$1 - $10,000
Jessica S. Bush	Multi-Manager Equity Long/Short	$1 - $10,000
Marcus W. Dummer	Diversified Real Asset	$100,001 - $500,000
Marcus W. Dummer	Global Multi-Strategy	$10,001 - $50,000
Marcus W. Dummer	Multi-Manager Equity Long/Short	None
Kelly A. Grossman	Diversified Real Asset	$1 - $10,000
Kelly A. Grossman	Global Multi-Strategy	$1 - $10,000
Benjamin E. Rotenberg	Diversified Real Asset	$50,001 - $100,000
Benjamin E. Rotenberg	Global Multi-Strategy	$10,001 - $50,000
Benjamin E. Rotenberg	Multi-Manager Equity Long/Short	None

Sub-Advisor:	Mellon Capital Management Corporation (“Mellon Capital”)
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Paul Benson: Bond Market Index Fund
Registered investment companies	19	$10.6 billion	0	$0
Other pooled investment vehicles	46	$14.9 billion	0	$0
Other accounts	36	$20.8 billion	0	$0

Gregg Lee: Bond Market Index Fund
Registered investment companies	19	$10.6 billion	0	$0
Other pooled investment vehicles	46	$14.9 billion	0	$0
Other accounts	36	$20.8 billion	0	$0

Nancy G. Rogers: Bond Market Index Fund
Registered investment companies	19	$10.6 billion	0	$0
Other pooled investment vehicles	46	$14.9 billion	0	$0
Other accounts	36	$20.8 billion	0	$0

Stephanie Shu: Bond Market Index Fund
Registered investment companies	19	$10.6 billion	0	$0
Other pooled investment vehicles	46	$14.9 billion	0	$0
Other accounts	36	$20.8 billion	0	$0

Compensation
The primary objectives of the Mellon Capital compensation plans are to:

•	Motivate and reward superior investment and business performance

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital

•	Create an ownership mentality for all plan participants
Cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred). Base salary is determined by the employees' experience and performance in the role, taking into account ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital's financial performance. The performance period under which annual incentive opportunities are earned covers the January 1 through December 31st calendar year.  The compensation for each individual is evaluated on a total compensation basis, in which combined salaries and incentives are reviewed against competitive market data (benchmarks) for each position annually. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.
Participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.
Mellon Capital's Portfolio Managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine Portfolio Manager compensation with respect to the management of mutual funds and other accounts. Mutual fund Portfolio Managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain Portfolio Managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund Portfolio Managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Paul Benson	Bond Market Index	None
Gregg Lee	Bond Market Index	None
Nancy G. Rogers	Bond Market Index	None
Stephanie Shu	Bond Market Index	None

Sub-Advisor: Origin Asset Management LLP

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
John Birkhold: Origin Emerging Markets Fund
Registered investment companies	1	$391.4 million	0	$0
Other pooled investment vehicles	6	$984.5 million	3	$187.6 million
Other accounts	9	$1.7 billion	1	$350.1 million

Chris Carter: Origin Emerging Markets Fund
Registered investment companies	1	$391.4 million	0	$0
Other pooled investment vehicles	6	$984.5 million	3	$187.6 million
Other accounts	9	$1.7 billion	1	$350.1 million

Nigel Dutson: Origin Emerging Markets Fund
Registered investment companies	1	$391.4 million	0	$0
Other pooled investment vehicles	6	$984.5 million	3	$187.6 million
Other accounts	9	$1.7 billion	1	$350.1 million

Tarlock Randhawa: Origin Emerging Markets Fund
Registered investment companies	1	$391.4 million	0	$0
Other pooled investment vehicles	6	$984.5 million	3	$187.6 million
Other accounts	9	$1.7 billion	1	$350.1 million

Grace Tolley: Origin Emerging Markets Fund*
Registered investment companies	1	$360.7 million	0	$0
Other pooled investment vehicles	6	$936.0 million	2	$161.5 million
Other accounts	9	$1.7 billion	1	$347.9 million
* Information as of December 31, 2016.
Compensation
Origin Asset Management LLP offers investment professionals a competitive compensation structure that is evaluated relative to other asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align team contributions in a manner that is consistent with industry standards and business results. Compensation of Origin's portfolio managers is formed of a competitive fixed salary and a share of a bonus pool which is a function of the annual profitability of the firm. Select members of the investment team further share in the firm’s profits based on their overall partner ownership.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
John Birkhold	Origin Emerging Markets	None
Chris Carter	Origin Emerging Markets	None
Nigel Dutson	Origin Emerging Markets	None
Tarlock Randhawa	Origin Emerging Markets	None
Grace Tolley*	Origin Emerging Markets	None
* Information as of December 31, 2016.

Sub-Advisor: Principal Real Estate Investors, LLC

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Scott M. Carson: Real Estate Debt Income Fund
Registered investment companies	1	$124.1 million	0	$0
Other pooled investment vehicles	3	$109.1 million	0	$0
Other accounts	6	$1.2 billion	0	$0

Indraneel ("Indy") Karlekar: Real Estate Allocation Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Marc Peterson: Real Estate Allocation and Real Estate Debt Income Funds
Registered investment companies	1	$124.1 million	0	$0
Other pooled investment vehicles	4	$153.6 million	0	$0
Other accounts	11	$2.7 billion	0	$0

Kelly D. Rush: Real Estate Allocation Fund
Registered investment companies	16	$10.9 billion	0	$0
Other pooled investment vehicles	21	$1.8 billion	0	$0
Other accounts	27	$3.8 billion	0	$0
Compensation
Principal Real Estate Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for real estate investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.
Variable compensation takes the form of a profit share plan with funding based on a percentage of pre-tax, pre-bonus operating earnings of the boutique (e.g. REIT, CMBS). The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. The variable component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year and three-year periods, calculated quarterly, reinforcing a longer term orientation. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of the Real Estate group. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Half of the deferred compensation is awarded in Principal Financial Group (“PFG”) restricted stock units and the other half is required to be invested into funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three year vesting schedule.

All senior team members have substantial investments in funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Scott M. Carson	Real Estate Debt Income	None
Indraneel ("Indy") Karlekar	Real Estate Allocation	None
Marc Peterson	Real Estate Allocation	$50,001 - $100,000
Marc Peterson	Real Estate Debt Income	None
Kelly D. Rush	Real Estate Allocation	None

Sub-Advisor:	Spectrum Asset Management, Inc.
Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Fernando ("Fred") Diaz: Capital Securities and Preferred Securities Funds
Registered investment companies	4	$3.9 billion	0	$0
Other pooled investment vehicles	32	$5.3 billion	0	$0
Other accounts	78	$7.3 billion	0	$0

Roberto Giangregorio: Capital Securities and Preferred Securities Funds
Registered investment companies	4	$3.9 billion	0	$0
Other pooled investment vehicles	32	$5.3 billion	0	$0
Other accounts	78	$7.3 billion	0	$0

L. Phillip Jacoby, IV: Capital Securities and Preferred Securities Funds
Registered investment companies	4	$3.9 billion	0	$0
Other pooled investment vehicles	32	$5.3 billion	0	$0
Other accounts	78	$7.3 billion	0	$0

Manu Krishnan: Capital Securities and Preferred Securities Funds
Registered investment companies	4	$3.9 billion	0	$0
Other pooled investment vehicles	32	$5.3 billion	0	$0
Other accounts	78	$7.3 billion	0	$0

Mark A. Lieb: Capital Securities and Preferred Securities Funds
Registered investment companies	4	$3.9 billion	0	$0
Other pooled investment vehicles	32	$5.3 billion	0	$0
Other accounts	78	$7.3 billion	0	$0

Kevin Nugent: Preferred Securities Fund
Registered investment companies	4	$3.9 billion	0	$0
Other pooled investment vehicles	32	$5.3 billion	0	$0
Other accounts	78	$7.3 billion	0	$0

Compensation
Spectrum Asset Management offers investment professionals a competitive compensation structure that is evaluated relative to other asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is aligned with performance and goals of the firm. Salaries are established based on a benchmark of salary levels of relevant asset management firms, taking into account each portfolio manager’s position and responsibilities, experience, contribution to client servicing, compliance with firm and/or regulatory policies and procedures, work ethic, seniority and length of service, and contribution to the overall functioning of the organization. Spectrum attempts to award all compensation in a manner that promotes sound risk management principles. Base salaries are fixed, but are subject to periodic adjustments, usually on an annual basis.
The variable incentive is in the form of a discretionary bonus and may represent a significant proportion of an individual’s total annual compensation. Discretionary bonuses are determined quarterly and are based on a methodology used by senior management that takes into consideration several factors, including but not necessarily limited to those listed below:

•
Changes in overall firm assets under management, including those assets in the Fund. (Portfolio managers are not directly incentivized to increase assets (“AUM”), although they are indirectly compensated as a result of an increase in AUM)

•
Portfolio performance (on a pre-tax basis) relative to benchmarks measured annually. (The relevant benchmark is a custom benchmark composed of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index / 50% BofA Merrill Lynch US Capital Securities Index.)

•	Contribution to client servicing

•	Compliance with firm and/or regulatory policies and procedures

•	Work ethic

•	Seniority and length of service

•	Contribution to overall functioning of organization
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Fernando ("Fred") Diaz	Capital Securities	None
Fernando ("Fred") Diaz	Preferred Securities	None
Roberto Giangregorio	Capital Securities	None
Roberto Giangregorio	Preferred Securities	None
L. Phillip Jacoby, IV	Capital Securities	None
L. Phillip Jacoby, IV	Preferred Securities	$100,001 - $500,000
Manu Krishnan	Capital Securities	None
Manu Krishnan	Preferred Securities	None
Mark A. Lieb	Capital Securities	None
Mark A. Lieb	Preferred Securities	$500,001 - $1,000,000
Kevin Nugent	Preferred Securities	None

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.1

[1]
For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*

*
By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also by subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term promissory obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to three years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designed SG.

MIG 1 denotes superior credit quality, afforded excellent protection from established cash flows, reliable liquidity support, or broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of S&P Global Ratings' Credit Rating Definitions:
S&P Global's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration obligors such as guarantors, insurers, or lessees.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global from other sources S&P Global considers reliable. S&P Global does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC,	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant

CC, and C:
speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meeting its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.

D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. This rating will also be used upon filing for bankruptcy petition or the taking or similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global does not rate a particular type of obligation as a matter of policy.
SHORT-TERM CREDIT RATINGS: Short-Term credit ratings are forward-looking opinions of the likelihood of timely payment of obligations having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. This rating will also be used upon filing for bankruptcy petition or the taking or similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:	A speculative capacity to pay principal and interest.
Fitch, Inc. Rating Definitions:
Fitch’s credit ratings are forward looking and typically attempt to assess the likelihood of repayment by the obligor at “ultimate/final maturity” and thus material changes in economic conditions and expectations (for a particular issuer) may result in a rating change. Credit ratings are opinions on relative credit quality and not a predictive measure of specific default probability.
Investment Grade

AAA:
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:
High credit quality. ‘A’ ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:
Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:
Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

D:	Default. ‘D’ ratings indicate an issuer has entered into bankruptcy filings, administration, receivership, liquidation or which has otherwise ceased business.
Note: The modifiers “+” or “-“may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.
Short-Term Credit Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:
Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.
Recovery Ratings
Recovery Ratings are assigned to selected individual securities and obligations, most frequently for individual obligations of corporate issuers with speculative grade ratings.
Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.
The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1:	Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2:	Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3:	Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4:	Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5:	Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6:	Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

APPENDIX B – PRICE MAKE UP SHEET

Class A
Maximum Offering Price Calculation
	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund
Blue Chip Fund	$16.85	=	$17.83
	(1-.0550)

Diversified Real Asset Fund	$11.07	=	$11.50
	(1-.0375)

Dynamic Floating Rate High Income	$9.14	=	$9.50
	(1-.0375)

Global Multi-Strategy Fund	$10.77	=	$11.19
	(1-.0375)

Global Opportunities Fund	$11.45	=	$12.12
	(1-.0550)

International Small Company Fund	$9.80	=	$10.37
	(1-.0550)

Multi-Manager Equity Long/Short Fund	$9.97	=	$10.55
	(1-.0550)

Opportunistic Municipal Fund	$11.03	=	$11.46
	(1-.0375)

Origin Emerging Markets Fund	$9.07	=	$9.60
	(1-.0550)

Preferred Securities Fund	$10.36	=	$10.76
	(1-.0375)

Real Estate Allocation Fund	$10.35	=	$10.95
	(1-.0550)

Real Estate Debt Income Fund	$9.97	=	$10.36
	(1-.0375)

Small-MidCap Dividend Income Fund	$14.95	=	$15.82
	(1-.0550)

APPENDIX C – PROXY VOTING POLICIES
The proxy voting policies applicable to each Fund appear in the following order:
The Fund's proxy voting policy is first, followed by PGI’s proxy voting policy, and followed by the Sub-Advisors, alphabetically.

Principal Global Investors, LLC
Principal Real Estate Investors, LLC
Proxy Voting and Class Action Monitoring

Background

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

Risks

In developing this policy and procedures, the Advisers considered numerous risks associated with their voting of client proxies. This analysis includes risks such as:

•	The Advisers do not maintain a written proxy voting policy as required by Rule 206(4)-6.

•	Proxies are not voted in Clients’ best interests.

•	Proxies are not identified and voted in a timely manner.

•	Conflicts between the Advisers’ interests and the Client are not identified; therefore, proxies are not voted appropriately.

•	The third-party proxy voting services utilized by the Advisers are not independent.

•	Proxy voting records and Client requests to review proxy votes are not maintained. The Advisers have established the following guidelines as an attempt to mitigate these risks.
Policy

The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services provided to advisory clients. The Advisers’ guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the Advisers’ belief that sound corporate governance creates a framework within which a company can be managed in the interests of its shareholders.

In addition, as a fiduciary, the Advisers also monitor Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.

Proxy Voting Procedures

The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.

The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.

Institutional Shareholder Services

Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS is a wholly owned subsidiary MSCI, Inc. which is a leading global provider of investment decision support tools. ISS offers proxy voting solutions to institutional clients globally. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.

The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.1 The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (“ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Team.

Voting Against ISS Recommendations

On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors.

If the Portfolio Manager’s judgment differs from that of ISS, a written record is created reflecting the process (See Appendix titled “Report for Proxy Vote(s) Against the ISS Recommendation(s)”), including:

1.	The requesting PM Team’s reasons for the decision;

2.	The approval of the lead Portfolio Manager for the requesting PM Team;

3.	Notification to the Proxy Voting Team and other appropriate personnel (including other Advisers Portfolio Managers who may own the particular security);

4.	A determination that the decision is not influenced by any conflict of interest; and review and approval by the Compliance Department

[1] The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.

Conflicts of Interest

The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers maintain records of the resolution of any proxy voting conflict of interest.

Proxy Voting Instructions and New Accounts

Institutional Accounts

As part of the new account opening process for discretionary institutional Clients, the Advisers’ Investment Accounting Department is responsible for sending a proxy letter to the Client’s custodian. This letter instructs the custodian to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the Advisers’ Investment Accounting Department. This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.

The Investment Accounting Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system. These steps are part of the Advisers’ Account Opening Process.

SMA - Wrap Accounts

The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes providing instructions to the relevant wrap sponsor for setting up accounts with ISS. Fixed Income and Private Investments

Voting decisions with respect to Client investments in fixed income securities and the securities of privately-held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Upon request, the Advisers can accommodate individual Clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with the Advisers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf. Such requests should be centralized through the Advisers’ Proxy Voting Team.

Securities Lending

At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.

Abstaining from Voting Certain Proxies

The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

–	Restrictions for share blocking countries;2

–	Casting a vote on a foreign security may require that the adviser engage a translator;

–	Restrictions on foreigners’ ability to exercise votes;

–	Requirements to vote proxies in person;

–	Requirements to provide local agents with power of attorney to facilitate the voting instructions;

–	Untimely notice of shareholder meeting;

–	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.

Proxy Solicitation

Employees must promptly inform the Advisers’ Proxy Voting Team of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, the Advisers do not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Team may disclose that it is the Advisers’ general policy to follow the ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.

Handling of Information Requests Regarding Proxies

Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Ipreo, Richard Davies, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy. In addition, issuers may call (or hire third parties to call) with intentions to influence the Advisers’ votes (i.e., to vote against ISS).

2 In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Team. The Proxy Voting Team will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Team may consult with the appropriate Portfolio Manager(s) and/or the CCO or CCO NA with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).

External Managers

Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers are responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.

Proxy Voting Errors

In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Team. The Proxy Voting Team will take immediate steps to determine whether the impact of the error is material and to address the matter. The Proxy Voting Team, with the assistance of the CCO or CCO NA (or their designee), will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department. Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted. However, the Advisers may opt to refrain from notifying non-material de minimis errors to Clients.

Recordkeeping

The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Proxy Voting Team, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

•
Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Team. All written requests must be retained in the Client’s permanent file.

•
The Proxy Voting Team records the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•
The Proxy Voting Team furnishes the information requested to the Client within a reasonable time period (generally within 10 business days). The Advisers maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy statements received regarding client securities:

•	Upon inadvertent receipt of a proxy, the Advisers forward the proxy to ISS for voting, unless the client has instructed otherwise.

Note: The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.

Proxy voting records:

•
The Advisers’ proxy voting record is maintained by ISS. The Proxy Voting Team, with the assistance of the Investment Accounting and SMA Operations Departments, periodically ensures that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.

•	The Advisers maintain documentation to support the decision to vote against the ISS recommendation.

•
The Advisers maintain documentation or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for any voting decision.

Procedures for Class Actions

In general, it is the Advisers’ policy not to file class action claims on behalf of Clients. The Advisers specifically do not act on behalf of former Clients who may have owned the affected security but subsequently terminated their relationship with the Advisers. The Advisers only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract, as it is the Advisers’ general policy not to act as lead plaintiff in class actions.

The process of g class action claims is carried out by the Investment Accounting Department. In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision.

The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action claim process. Where actual, potential or apparent conflicts are identified regarding any material matter, the Advisers manage the conflict by seeking instruction from the Law Department and/or outside counsel.

Disclosure

The Advisers ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.

Responsibility

Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures. The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.

In general, the Advisers’ CCO or CCO NA (or their designee) oversees the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures. In addition, the Compliance Department periodically reviews the voting of proxies to ensure that all such votes - particularly those diverging from the judgment of ISS - were voted in a manner consistent with the Advisers’ fiduciary duties.

Revised 9/2013 ♦ Supersedes 12/2012

AQR [logo]
PROXY VOTING POLICY AND PROCEDURES
AS AMENDED: JULY 2016
LAST REVIEWED: JULY 2016
I.    STATEMENT OF POLICY
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. AQR Capital Management, LLC (“AQR”)1 generally retains proxy voting authority with respect to securities purchased for its clients. Under such circumstances, AQR will seek to vote proxies in the best interest of its clients and in accordance with this Proxy Voting Policy and Procedures (the “Policy”).
II.    USE OF THIRD-PARTY PROXY VOTING SERVICE
AQR has entered into an agreement with Institutional Shareholder Services Inc. (“ISS”), an independent third-party proxy advisory firm that specializes in providing proxy voting services to institutional investment managers. AQR has instructed ISS to execute all proxies in accordance with the recommendations of ISS, unless instructed otherwise by AQR.
The U.S. Securities and Exchange Commission (“SEC”) and its staff have expressed the view that although the voting of proxies remains the duty of an investment adviser registered with the SEC, an adviser may contract with a proxy advisory firm to perform certain functions with respect to proxy voting so long as the adviser ascertains, among other things, whether the proxy advisory firm has the capacity and competence to adequately analyze proxy issues. In this regard, an investment adviser could consider the adequacy and quality of the proxy advisory firm’s staffing and personnel; and the robustness of its policies and procedures regarding its ability to (i) ensure that its proxy voting recommendations are based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that the investment adviser believes would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.
At a minimum annually, the Compliance Department will seek to ensure that a review of the capacity and competence of ISS is performed. Specifically, the Compliance Department will:
_______________________________________

[1]	The term “AQR” includes AQR Capital Management, LLC and CNH Partners, LLC and their respective investment advisory affiliates.

1.
Review ISS’s proxy voting guidelines and assess the adequacy of the guidelines, including assessing whether the guidelines are reasonably designed to ensure that proxies are voted in the best interests of AQR’s clients;

2.	Review a sample of ISS’s proxy votes to review whether ISS has complied with ISS’s proxy voting guidelines;

3.
Require ISS to identify and provide AQR with information regarding any material business changes or conflicts of interest on an ongoing basis and address how any conflicts of interest have been addressed. If, as a result of the Compliance Department’s examination of ISS’s conflicts of interest, a determination is made that a material conflict of interest exists, AQR’s Chief Compliance Officer or designee (the “CCO”) will determine whether to follow ISS’s recommendation with respect to a proxy or take other action with respect to the proxy; and

4.	Obtain a certification or other information from ISS regarding its independence and impartiality.
III.    VOTING PROCEDURES
ISS is responsible for coordinating with AQR’s clients’ custodians to seek to ensure that all proxy materials received by custodians relating to a client’s securities are processed in a timely fashion. Proxies relating to securities held in client accounts will be sent directly to ISS. If a proxy is received by AQR and not sent directly to ISS, AQR will promptly forward it to ISS.
ISS will vote the proxy in accordance with the recommendation of ISS or any custom voting policy adopted by AQR, unless instructed otherwise by AQR in accordance with AQR’s voting guidelines (described below in Section IV).
IV.    VOTING GUIDELINES
In the absence of specific voting guidelines from a client, AQR will seek to vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. AQR has instructed ISS to execute all proxies in accordance with the recommendations of ISS, unless instructed otherwise by AQR.
To the extent that AQR is voting a proxy itself and not utilizing ISS’s recommendation, AQR will be required to vote proxies in a way that, in AQR’s best judgment, is in the best interest of the AQR’s clients holding such securities. Unless prior approval is obtained from the CCO, the following guidelines will generally be adhered to when AQR is voting a proxy itself:

1.
AQR shall not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders, shall be for the sole purpose of expressing and discussing AQR's concerns for its advisory clients' interests and not for an attempt to influence or control management;

2.	AQR will not announce its voting intentions and the reasons therefore; and

3.	AQR shall not initiate a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.
AQR may abstain from voting a proxy in certain situations, including when:

1.	The cost of voting a proxy outweighs the benefit of voting;

2.	AQR is not given enough time to process the vote;

3.	AQR has an outstanding sell order or intends to sell the applicable security prior to the voting date; or

4.	There are legal restrictions on trading resulting from the exercise of a proxy.
V.    POTENTIAL CONFLICTS OF INTEREST OF THE ADVISER
In the event that AQR intends to directly vote a proxy in a manner that is inconsistent with ISS’s recommendation, the Compliance Department will examine any conflicts that exist between the interests of AQR and its clients. This examination includes, but is not limited to, a review of any material economic interest, including outside business activities, of AQR, its personnel, and its affiliates with the issuer of the security in question.
If, as a result of the Compliance Department’s examination, a material conflict of interest is found to exist, AQR will determine whether:

1.	Directly voting the meeting is in the best interests of the client;

2.	ISS’s recommendation should be followed; or

3.	The client should approve the ISS recommendation.
VI.    DISCLOSURE
Upon request, AQR will furnish a copy of this Policy to the requesting client and information on how the client’s proxies were voted. If a client requests how the client’s proxies were voted, AQR will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about:

1.	The name of the issuer;

2.	The proposal voted upon; and

3.	The election made for the proposal.

VII.    AQR Funds
On an annual basis, AQR will provide, or cause ISS to provide; to the AQR Funds’ administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX, which is required by Rule 30b1-4 under the Investment Company Act of 1940.2
VIII.    PROXY RECORDKEEPING
The Compliance Department will maintain files relating to this Policy in an easily accessible place. Under the services contract between AQR and ISS, ISS will maintain AQR’s proxy voting records. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the most recent two years kept in the offices of AQR. Records of the following will be included in the files:

1.	A copy of the Policy, and any amendments thereto;

2.	A copy of the ISS Proxy Voting Guidelines;

3.	A copy of each proxy statement that AQR receives regarding client securities (AQR may rely on third parties or EDGAR);

4.	A record of each vote cast; and

5.	A copy of any document AQR created that was material to making a decision how to vote proxies, or that memorializes that decision.
IX.    REVIEW OF POLICY AND PROCEDURES
The Compliance Department shall review, no less frequently than annually, the adequacy of this Policy to ensure it has been implemented effectively, including whether the Policy continues to be reasonably designed to ensure that proxies are voted in the best interests of its clients.

_______________________________________

[2]	Form N-PX is required to contain an AQR Fund’s complete proxy voting record for the most recent 12-month period ended June 30 and must be filed no later than August 31 of each year.

Ascend Capital, LLC

Proxy Voting
These policies and procedures apply to all Client Accounts for which Ascend has proxy voting authority. In certain cases such authority will be exercised in accordance with policies provided by a Client.
Ascend Employees should not discuss with members of the public how Ascend intends to vote on any particular proxy proposal without the advance approval of the Chief Compliance Officer. This does not restrict communications in the ordinary course of business with Clients for which Ascend votes proxies. Disclosure of Ascend’s proxy voting intentions - especially where done with the purpose or effect of influencing the management or control of a company - could trigger various restrictions under the federal securities laws, including under the proxy solicitation, beneficial ownership and short-swing profit liability provisions of the Exchange Act.
Policy
Ascend shall vote proxies related to securities held by Clients for which we serve as the investment adviser in the best interest of such Clients. All references in these Proxy Voting Policies and Procedures are limited solely to Clients for which we have agreed to vote such proxies. A Client may reserve to itself the right to vote proxies. Ascend’s authority to vote the proxies of certain Clients is generally established by Investment Management Agreements.
Ascend generally is responsible for voting proxies with respect to securities held in Client Accounts. The following sets forth Ascend’s policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Advisers Act. Specifically, Rule 206(4)-6 requires that Ascend:

1.	Adopt and implement written policies and procedures reasonably designed to ensure that Ascend votes Client securities in the best interest of Clients;

2.	Disclose to Clients how they may obtain information from us about how we voted proxies for their securities; and

3.	Describe our proxy voting policies and procedures to Clients and furnish them a copy of our policies and procedures on request.
Procedures
Where Ascend is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our Clients. To that end, Ascend has retained Institutional Shareholder Services, Inc. (“ISS”) to assist Ascend with the analysis, voting and record keeping of all proxies. ISS provides independent assessment and recommendations with regard to all proxy items. When making proxy-voting decisions, (unless a Client has provided other specific instructions) Ascend generally adheres to ISS’ Proxy Voting Guidelines (the “Guidelines”), as provided, and as revised from time to time, by ISS. The Guidelines set forth ISS’ recommended positions on recurring issues and criteria for addressing non-recurring issues. A copy of the Guidelines, along with any amendments or other updates, shall be maintained in a separate file by the Chief Compliance Officer, or his or her designee.
A Client may from time to time direct us in writing to vote proxies in a manner that is different from the Guidelines. We will follow such written direction for proxies received after our receipt of such written direction.
Notwithstanding the foregoing, Ascend may vote a proxy contrary to the Guidelines or other recommendations of ISS, if Ascend determines that such action is in the best interest of its Clients. In the event that Ascend votes contrary to the proxy voting guidelines listed above, Ascend will document the basis for its contrary voting decision.
In addition, Ascend may choose not to vote proxies in certain situations or for certain Clients, such as:

1.	Where a Client has informed Ascend that it wishes to retain the right to vote the proxy;

2.	Where Ascend deems the cost of voting would exceed any anticipated benefit to the Client;

3.	Where the proxy is received for a Client that has been terminated; or

4.	Where a proxy is received by Ascend for a security it no longer manages on behalf of a Client.

Ascend may also choose to abstain from voting certain proxies where Ascend believes a Client does not have an economic interest in the long shares held by the Client. Such situations may consist of, but are not limited to, securities in which the Client owns shares of the security and also has sold shares short in the same security.
The Chief Compliance Officer will have the responsibility of ensuring that Ascend complies with this proxy voting policy.
Conflicts
From time to time, proxy voting proposals may raise conflicts between the interests of Ascend’s Clients and the interests of Ascend and its Employees. Ascend must take certain steps designed to ensure, and must be able to demonstrate that those steps resulted in a decision to vote the proxies that was based on the Clients’ best interests and was not the product of the conflict. For example, conflicts of interest may arise when:

1.	Proxy votes solicited by an issuer that has an institutional separate account relationship with Ascend;

2.	A proponent of a proxy proposal has a business relationship with Ascend;

3.	Ascend has business relationships with participants in proxy contests, corporate directors or director candidates;

4.
An Ascend Employee has a personal interest in the outcome of a particular matter before shareholders; or an Ascend Employee has a business or personal relationship with participants in proxy contests, corporate directors or director candidates.

If Ascend receives a proxy that raises a conflict of interest, the Managing Member and Chief Compliance Officer shall determine whether the conflict is “material” to any specific proposal included within the proxy. They will determine whether a conflict is material on a case-by-case basis. To make this determination, the Managing Member and the Chief Compliance Officer will consider whether Ascend or any of its Employees may have a business or personal relationship with a participant in a proxy vote, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. The Chief Compliance Officer, or his or her designee, will record in writing the basis for any such determination.
For any proposal where the Chief Compliance Officer determines that Ascend has a material conflict of interest relating to a particular proxy proposal, Ascend may handle the proposal as set forth below:

1.	If the proposal is designated in the Guidelines as “For” or “Against,” the proposal shall be voted by Ascend in accordance therewith; or

2.
If the proposal is designated in the Guidelines as “Case by Case” (or not addressed), in the case of a managed account Client, the Chief Compliance Officer, or his or her designee, will cause the Client to be notified of such conflict (provided that Ascend is in a position to disclose the conflict to the Client (i.e., such information is not confidential), Ascend may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the Client, and obtain the Client’s consent to how Ascend will vote on the proposal (or otherwise obtain instructions from the Client on how the proxy on the proposal should be voted). If no Client consent or instructions are received Ascend will not vote the proxy;

3.	In the case of Funds, the proposal will be thoroughly reviewed by Ascend and voted in the best interests of the Fund or, in the discretion of Ascend, will not be voted.
Special Issues with Voting Foreign Proxies
Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

1.	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking;

2.
To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. Ascend may refrain from voting shares of foreign stocks subject to blocking restrictions where, in Ascend’s judgment, the benefit from voting the shares is outweighed by the interest of maintaining Client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding;

3.
Often it is difficult to ascertain the date of a shareholder meeting because certain countries, such as France, do not require companies to publish announcements in any official stock exchange publication;

4.	Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action;

5.	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting;

6.	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry;

7.
Lack of a “proxy voting service” by custodians in certain countries. In countries in which custodians do not offer a “proxy voting service”, Ascend will attempt, on a reasonable efforts basis, to lodge votes in such countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a Client, Ascend may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.
Records and Reports
Ascend, through ISS, will maintain certain records required by applicable law in connection with proxy voting activities. Clients may obtain information from Ascend about how the Firm voted proxies with respect to their securities. If requested, Ascend will provide Clients with reports on Ascend’s proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the Clients reasonably request.
Clients should contact Chief Compliance Officer, or his or her designee, with any request for reports on proxy voting.
Review
Ascend’s proxy voting policies and procedures will be reviewed annually. The Chief Compliance Officer, or his or her designee, will review present procedures and past decisions with the aim of developing a coherent and understandable proxy voting policy.
As part of such annual review, the Chief Compliance Officer will review the capacity and competency of ISS, and/or any other proxy advisory service used by Ascend. As part of such review, the Chief Compliance Officer may require the proxy advisory firm to apprise Ascend of any changes to the business of the proxy advisory firm that the Chief Compliance Officer considers relevant (i.e., with respect to the proxy advisory firm’s capacity and competency to provide proxy voting advice) or its conflict policies and procedures, and/or may take such other measures that the Chief Compliance Officer considers suitable for such review.
Securities Subject to Lending Arrangements
For various legal or administrative reasons, Ascend is often unable to vote securities that are, at the time of such vote, on loan pursuant to a Client’s securities lending arrangement with the Client’s custodian. Ascend will refrain from voting such securities where the costs to the Client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Ascend may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the Clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Ascend’s judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

Global corporate governance and engagement principles

BLACKROCK

Global corporate governance &
engagement principles

February 2011

Global corporate governance and engagement principles

Contents

Introduction to BlackRock	3

Philosophy on corporate governance	3

Corporate governance, engagement and voting	4

Boards and directors	4

Accounting and audit-related issues	5

Capital structure, merger, asset sales and other special transactions	5

Remuneration and benefits	6

Social, ethical, and environmental issues	6

General corporate governance matters	7

BlackRock’s oversight of its corporate governance activities	7

Oversight	7

Vote execution	7

Conflicts management	8

Voting guidelines	9

Reporting	9

Global corporate governance and engagement principles

Introduction to BlackRock

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world.  With more than $3.56 trillion1 in assets under management, BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds.  Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

Philosophy on corporate governance

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients.  We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership:  companies should be accountable to shareholders for the use of their money, companies and their boards should be structured with appropriate checks and balances to ensure that they operate in shareholders’ interests, effective voting rights are central to the rights of ownership and there should be one vote for one share.  Key elements of shareholder protection include protection against excessive dilution, the election of directors and the appointment of auditors.  Specifically, shareholders should have the right to elect, remove and nominate directors and to amend the corporate charter or by-laws.  Shareholders should also be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, the distribution of income and the capital structure.  In order to exercise these rights in their own best interests, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the performance of the company and management.

Our focus is on the board of directors, as the agents of shareholders, who should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed.  The board should provide direction and leadership to the management and oversee their performance.  Our starting position is to be supportive of boards in their oversight efforts on our behalf and the items of business they put to a shareholder vote at shareholder meetings.  Votes against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns communicated to it regarding the strategy or management of a company.

These principles set out our approach to engaging with companies, provide guidance on our position on the key aspects of corporate governance and outline how these might be reflected in our voting decisions.  Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market.  However, we do believe that there are some overarching principles of corporate governance that apply globally.  We assess voting matters on a case-by-case basis and in light of a company’s unique circumstances.  We are interested to understand from the company’s reporting the approach taken, particularly where it is different from the usual market practice and to understand how it benefits shareholders.

BlackRock also believes that shareholders are responsible for exercising oversight of, and promoting due care in, the stewardship of their investment in a company.  These ownership responsibilities include, in our view, engaging in certain circumstances with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation.  Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures.  BlackRock’s approach to oversight in relation to its corporate governance activities is set out in the section titled “BlackRock’s oversight of its corporate governance activities” below.

[1] Assets under management are approximate, as of December 31, 2010, and are subject to change.

Global corporate governance and engagement principles

 Corporate governance, engagement and voting

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles.  The primary objective of our corporate governance activities is the protection and enhancement of our clients’ investments in public corporations.  Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation.  We discuss below the principles under six key themes.  In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

*	Boards and directors
*	Accounting and audit-related issues
*	Capital structure, mergers, asset sales and other special transactions
*	Remuneration and benefits
*	Social, ethical and environmental issues
*	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders.  Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders we will engage with the company and/or use our vote to encourage better practice.  In making voting decisions, we take into account research from external proxy advisors, other internal and external research and academic articles, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed.  Engagement also allows us to share our philosophy and approach to investment and corporate governance with issuers to enhance their understanding of our objectives.  There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.
 Boards and directors
 The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests.  Board members serve as agents of shareholders in overseeing the operation and strategic direction of the company.  For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

*	establishing an appropriate corporate governance structure;
*	overseeing and supporting management in setting strategy;
*	ensuring the integrity of financial statements;
*	making decisions regarding mergers, acquisitions and disposals;
*	establishing appropriate executive compensation structures; and
*	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.
There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted.  Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders.  We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members.  Concerns about individual board directors may include their membership on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

Global corporate governance and engagement principles

BlackRock believes that directors should stand for re-election on a regular basis.  We assess directors nominated for election or re-election in the context of the composition of the board as a whole.  There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee.  We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders.  Common impediments to independence include but are not limited to:

*	current employment at the company or a subsidiary;
*	former employment within the past several years as an executive of the company;
*	providing substantial professional services to the company and/or members of the company’s management;
*	having had a substantial business relationship in the past three years;
*	having, or representing a shareholder with, a substantial shareholding in the company;
*	being an immediate family member of any of the aforementioned; and
*	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it.  Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director.  The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations.  The lead independent board director should be available to shareholders where they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members.  BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning.  We believe that directors are in the best position to assess the optimal size for the board but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors.  BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters.  In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters.  An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Accounting and audit-related issues

BlackRock recognizes the critical importance of financial statements which provide a complete and accurate picture of a company’s financial condition.  We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function.  We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management.  To that end, we believe it is important that auditors are, and are seen to be, independent.  Where the audit firm provides services to the company in addition to the audit the fees earned should be disclosed and explained.  Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, merger, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors.  Pre-emption rights are a key protection for shareholders against the dilution of their interests.

Global corporate governance and engagement principles

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders.  Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it.  We will review the transaction to determine the degree to which the proposed transaction enhances long term shareholder value.  We would prefer that such transactions have the unanimous support of the board and have been negotiated at arm’s length.  We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own.  Where the transaction does involve related parties we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction.  In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights.  Such mechanisms can serve to protect and entrench interests other than those of the shareholders.  We believe that shareholders are broadly capable of making decisions in their own best interests.  We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests.  We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize.  We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice.  We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures.  We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders.  We are not supportive of one-off or special bonuses unrelated to company or individual performance.  We support incentive plans that payout rewards earned over multiple and extended time periods.  We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance.  Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract.  Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf.  It is within this context that we undertake our corporate governance activities.  We believe that well-managed companies will deal effectively with the social, ethical and environmental (SEE) aspects of their businesses.

BlackRock expects companies to identify and report on the key, business-specific SEE risks and opportunities and to explain how these are managed.  This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company.  The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place.  This helps shareholders assess how well management are dealing with the SEE aspects of the business.  Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately.  Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters.  In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and substantial economic disadvantage to the company if the issue is not addressed.

Global corporate governance and engagement principles

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients.  We expect investee companies to comply, as a minimum, with the laws and regulations of the jurisdictions in which they operate.  They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and situation of the companies in which they invest.  In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these.  The reporting and disclosure provided by companies forms the basis on which shareholders can assess the extent to which the economic interests of shareholders have been protected and enhanced and the quality of the board’s oversight of management.  BlackRock considers as fundamental, shareholders’ rights to vote, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BlackRock’s oversight of its corporate governance activities

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes.  The Global Corporate Governance Group reports in to the equity business and is considered an investment function. BlackRock maintains regional oversight committees (“corporate governance committees”) for the Americas, Europe, Asia ex-Japan, Japan, and Australia/New Zealand, consisting of senior BlackRock investment professionals.  All the regional committees report up to the Global Corporate Governance Committee which is composed of the Chair and Vice-Chair of each regional committee.  The committees review and approve amendments to the BlackRock Guidelines and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines.  The Global Head leads a team of dedicated BlackRock employees without sales responsibilities (“Corporate Governance Group”) to carry out engagement, voting and vote operations in a manner consistent with the committees’ mandate.  The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance.  The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast.  The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.  The Committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as they deem appropriate.  BlackRock’s Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global Corporate Governance Committee and the corporate governance function’s activities.
 Vote execution
 BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines (“Guidelines”) for the relevant market.  The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees.  The committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

Global corporate governance and engagement principles

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies.  These issues include but are not limited to:  (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.  We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis.  In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts.  In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those funds, on how best to maximize economic value in respect of a particular investment.  Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates.  Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

*
BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Global Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each committee’s jurisdiction.

*
The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context.  The Corporate Governance Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process.  In addition, the Committee receives periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Committee.

*
BlackRock’s Global Corporate Governance Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees.  The Global Corporate Governance Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

Global corporate governance and engagement principles

*
BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities.  In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder.  Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy-related client service levels are met.  The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

*
In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law.  The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.  Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests.  The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes.  Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted.  Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions.  In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The attached issue-specific voting Guidelines for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest.  These Guidelines are not intended to be exhaustive.  BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.  As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance.  Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting

We report our proxy voting activity directly to clients and publically as required.  In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

Brookfield

SECTION 25:

BROOKFIELD INVESTMENT MANAGEMENT INC.
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

May 2012

Brookfield

The Portfolio Proxy Voting Policies and Procedures (the “Policies and Procedures”) set forth the proxy voting policies, procedures and guidelines to be followed by Brookfield Investment Management Inc. and its subsidiaries and affiliates (collectively, “BIM”) in voting portfolio proxies relating to securities that are held in the portfolios of the investment companies or other clients (“Clients”) for which BIM has been delegated such proxy voting authority.

A.	Proxy Voting Committee

BIM’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that BIM meets its regulatory and corporate governance obligations in voting of portfolio proxies.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures, including any deviations by the proxy voting agent from the proxy voting guidelines (“Guidelines”).

B.	Administration and Voting of Portfolio Proxies

1.	Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote on portfolio proxies, BIM owes a fiduciary duty to its Clients to monitor corporate events and to vote portfolio proxies consistent with the best interests of its Clients. In this regard, BIM seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, BIM generally votes portfolio proxies in a uniform manner for its Clients and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, BIM generally view proxy voting as a way to enhance the value of the company’s stock held by the Clients. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, BIM’s primary consideration is the economic interests its Clients.

2.	Proxy Voting Agent

Brookfield

BIM may retain an independent third party proxy voting agent to assist BIM in its proxy voting responsibilities in accordance with these Policies and Procedures and in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, BIM may consider the proxy voting agent’s research and analysis as part of BIM’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. BIM bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by BIM, the proxy voting agent, when retained, will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist BIM in maintaining records of BIM’s portfolio proxy votes, including the appropriate records necessary for registered investment companies to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the Securities and Exchange Commission (“SEC”).

3.	Material Conflicts of Interest

BIM votes portfolio proxies without regard to any other business relationship between BIM and the company to which the portfolio proxy relates. To this end, BIM must identify material conflicts of interest that may arise between a Client and BIM, such as the following relationships:

•
BIM provides significant investment advisory or other services to a portfolio company or its affiliates (the “Company”) whose management is soliciting proxies or BIM is seeking to provide such services;

•	BIM serves as an investment adviser to the pension or other investment account of the Company or BIM is seeking to serve in that capacity; or

•	BIM and the Company have a lending or other financial-related relationship.

In each of these situations, voting against the Company management’s recommendation may cause BIM a loss of revenue or other benefit.

BIM generally seeks to avoid such material conflicts of interest by maintaining separate investment decision-making and proxy voting decision-making processes. To further minimize possible conflicts of interest, BIM and the Committee employ the following procedures, as long as BIM determines that the course of action is consistent with the best interests of the Clients:

•
If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, BIM will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to BIM on how to vote on the matter (i.e., case-by-case); or

Brookfield

•
If the previous procedure does not provide an appropriate voting recommendation, BIM may retain an independent fiduciary for advice on how to vote the proposal or the Committee may direct BIM to abstain from voting because voting on the particular proposal is impracticable and/or is outweighed by the cost of voting.

4.	Certain Foreign Securities

Portfolio proxies relating to foreign securities held by Clients are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact to the security, such as “share-blocking.” If BIM votes on the portfolio proxy, share-blocking may prevent BIM from selling the shares of the foreign security for a period of time. In determining whether to vote portfolio proxies subject to such restrictions, BIM, in consultation with the Committee, considers whether the vote, either in itself or together with the votes of other shareholders, is expected to affect the value of the security that outweighs the cost of voting. If BIM votes on a portfolio proxy and during the “share- blocking period,” BIM would like to sell the affected foreign security, BIM, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

C.	Fund Board Reporting and Recordkeeping

BIM will prepare periodic reports for submission to the Boards of Directors of its affiliated funds (the “Funds”) describing:

•
any issues arising under these Policies and Procedures since the last report to the Funds’ Boards of Directors/Trustees and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•
any proxy votes taken by BIM on behalf of the Funds since the last report to such Funds’ Boards of Directors/Trustees that deviated from these Policies and Procedures, with reasons for any such deviations.

In addition, no less frequently than annually, BIM will provide the Boards of Directors/Trustees of the Funds with a written report of any recommended changes based upon BIM’s experience under these Policies and Procedures, evolving industry practices and developments in the applicable laws or regulations.

BIM will maintain all records that are required under, and in accordance with, all applicable regulations, including the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, which include, but not limited to:

•	these Policies and Procedures, as amended from time to time;

Brookfield

•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX, as applicable;

•	records of written client requests for proxy voting information and any written responses of BIM to such requests; and

•	any written materials prepared by BIM that were material to making a decision in how to vote, or that memorialized the basis for the decision.

D.	Amendments to these Procedures

The Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Board of Directors of BIM and to the Boards of Directors of the Funds for review and approval.

E.	Proxy Voting Guidelines

Guidelines are available upon request.

CREDIT SUISSE ASSET MANAGEMENT, LLC

CREDIT SUISSE FUNDS

CREDIT SUISSE CLOSED-END FUNDS

PROXY VOTING POLICY AND PROCEDURES

Introduction

Credit Suisse Asset Management, LLC (“Credit Suisse”) is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting.  The duty of care requires Credit Suisse to monitor corporate events and to vote proxies.  To satisfy its duty of loyalty, Credit Suisse must cast proxy votes in the best interests of each of its clients.

The Credit Suisse Funds, and Credit Suisse Closed-End Funds (the “Funds”), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

Policy

The Proxy Voting Policy (the “Policy”) set forth below is designed to ensure that proxies are voted in the best interests of Credit Suisse’s clients.  The Policy addresses particular issues and gives a general indication of how Credit Suisse will vote proxies.  The Policy is not exhaustive and does not include all potential issues.

Proxy Voting Committee

The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees).  The purpose of the Proxy Voting Committee is to administer the voting of all clients’ proxies in accordance with the Policy.  The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of Credit Suisse’s clients.

For the reasons disclosed below under “Conflicts,” the Proxy Voting Committee has engaged the services of an independent third party (initially, Risk Metrics Group’s ISS Governance Services Unit (“ISS”)) to assist in issue analysis and vote recommendation for proxy proposals.  Proxy proposals addressed by the Policy will be voted in accordance with the Policy.  Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS.  Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS.  To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

Credit Suisse investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS.  Such recommendation will set forth its basis and rationale.  In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

Conflicts

Credit Suisse is the part of the asset management business of Credit Suisse, one of the world’s leading banks.  As part of a global, full service investment-bank, broker-dealer, and asset-management organization, Credit Suisse and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by Credit Suisse for its clients’ accounts.  The interests of Credit Suisse and/or its affiliates and personnel may conflict with the interests of Credit Suisse’s clients in connection with any proxy issue.  In addition, Credit Suisse may not be able to identify all of the conflicts of interest relating to any proxy matter.
Consent

In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote.  Where the client is a Fund, disclosure shall be made to any one director who is not an “interested person,” as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

Recordkeeping

Credit Suisse is required to maintain in an easily accessible place for six years all records relating to proxy voting.

These records include the following:

•	a copy of the Policy;

•	a copy of each proxy statement received on behalf of Credit Suisse clients;

•	a record of each vote cast on behalf of Credit Suisse clients;

•	a copy of all documents created by Credit Suisse personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and

•	a copy of each written request by a client for information on how Credit Suisse voted proxies, as well as a copy of any written response.
Credit Suisse reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.
Disclosure

Credit Suisse will describe the Policy to each client.  Upon request, Credit Suisse will provide any client with a copy of the Policy.  Credit Suisse will also disclose to its clients how they can obtain information on their proxy votes.
ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

Procedures

The Proxy Voting Committee will administer the voting of all client proxies. Credit Suisse has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies.  ISS will coordinate with each client’s custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion.  ISS will provide Credit Suisse with an analysis of proxy issues and a vote recommendation for proxy proposals.  ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear.  The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

PROXY VOTING POLICY
Operational Items

Adjourn Meeting

•	Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

Amend Quorum Requirements

•	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.
Amend Minor Bylaws

•	Generally vote for bylaw or charter changes that are of a housekeeping nature.
Change Date, Time, or Location of Annual Meeting

•
Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.  Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratify Auditors

•
Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position.  Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).  Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

Board of Directors

Voting on Director Nominees in Uncontested Elections

•
Generally votes on director nominees on a case-by-case basis.  Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive.

Cumulative Voting

•
Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Director and Officer Indemnification and Liability Protection

•
Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis.  Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

Filling Vacancies/Removal of Directors

•
Generally vote against proposals that provide that directors may be removed only for cause.  Generally vote for proposals to restore shareholder ability to remove directors with or without cause.  Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis.  Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

•
Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

Majority of Independent Directors

•
Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold.  Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.  Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees.  Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels.  Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

Term Limits

•	Generally vote against shareholder proposals to limit the tenure of outside directors.
Proxy Contests

Voting on Director Nominees in Contested Elections

•
Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders.  The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

Amend Bylaws without Shareholder Consent

•
Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis.  Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

Confidential Voting

•
Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.  If the dissidents agree, the policy may remain in place.  If the dissidents will not agree, the confidential voting policy may be waived.  Generally vote for management proposals to adopt confidential voting.

Cumulative Voting

•
Proposals to eliminate cumulative voting will be determined on a case-by-case basis.  Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Antitakeover Defenses and Voting Related Issues

•	Advance Notice Requirements for Shareholder Proposals/Nominations

•	Votes on advance notice proposals are determined on a case-by-case basis.
Amend Bylaws without Shareholder Consent

•
Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis.  Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills (Shareholder Rights Plans)

•
Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.  Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis.  Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature.

Shareholders' Ability to Act by Written Consent

•
Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent.  Generally vote for proposals to allow or make easier shareholder action by written consent.

Shareholders' Ability to Call Special Meetings

•
Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

Supermajority Vote Requirements

•	Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.
Merger and Corporate Restructuring

Appraisal Rights

•	Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.
Asset Purchases

•
Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

Asset Sales

•
Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest.

Conversion of Securities

•
Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives.  Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization

•
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest.  Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reverse Leveraged Buyouts

•
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest.  Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

•
Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company.  Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

Joint Ventures

•
Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations.  Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation.  Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

•
Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

Private Placements

•
Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest.  Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Prepackaged Bankruptcy Plans

•
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest.  Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Recapitalization

•
Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

•
Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.  Generally vote for management proposals to implement a reverse stock split to avoid delisting.  Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Spinoffs

•
Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure.

Value Maximization Proposals

•	Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

Capital Structure

Adjustments to Par Value of Common Stock

•
Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action.  Generally vote for management proposals to eliminate par value.

Common Stock Authorization

•
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis.  Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.  Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

•
Generally vote against proposals to create a new class of common stock with superior voting rights.  Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

•	Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

Preemptive Rights

•
Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock.

Preferred Stock

•
Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).  Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).  Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.  Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.  Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization

•
Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

•
Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.  Generally vote for management proposals to implement a reverse stock split to avoid delisting.  Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Share Repurchase Programs

•	Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

•
Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

Tracking Stock

•
Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

Executive and Director Compensation

Executive and Director Compensation

•	Votes on compensation plans for directors are determined on a case-by-case basis.

Stock Plans in Lieu of Cash

•
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis.  Generally vote for plans which provide a dollar-for-dollar cash for stock exchange.  Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

Director Retirement Plans

•	Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

•
Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans.  Votes on employee stock purchase plans should be determined on a case-by-case basis.  Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less.  Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent.

Incentive Bonus Plans and Tax Deductibility Proposals

•
Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive.  Generally vote for proposals to add performance goals to existing compensation plans.  Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis.  Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

•
Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

•	Generally vote for proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

•
Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.  Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.  Generally vote against shareholder proposals requiring director fees be paid in stock only.  Generally vote for shareholder proposals to put option repricings to a shareholder vote.  Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.  Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Performance-Based Option Proposals

•
Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

Stock Option Expensing

•	Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

Golden and Tin Parachutes

•
Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.  Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

May 2, 2011

Open-End Funds:
Credit Suisse Capital Funds

Credit Suisse Large Cap Blend II Fund
Credit Suisse Commodity Return Strategy Fund
Credit Suisse Opportunity Funds
Credit Suisse High Income Fund
Credit Suisse Large Cap Blend Fund
Credit Suisse Trust
Commodity Return Strategy Portfolio
International Equity Flex III Portfolio
U.S. Equity Flex I Portfolio

Closed-End Funds:
Credit Suisse High Yield Bond Fund
Credit Suisse Asset Management Income Fund

FINISTERRE CAPITAL LLP

PROXY VOTING POLICY AND PROCEDURES

I.	STATEMENT OF POLICY
Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Firm generally retains proxy-voting authority with respect to securities purchased for its clients. Under such circumstances, the Firm votes proxies in the best interest of its clients and in accordance with these policies and procedures.

II.	USE OF THIRD-PARTY PROXY VOTING SERVICE
The Firm has entered into an agreement with Broadridge Investor Communication Solutions, Inc . (referred to as “Broadridge” and the “Proxy Voting Service”) acting with Glass Lewis & Co, to enable it to fulfill its proxy voting obligations.
Broadridge executes, monitors and records the proxies according to the instructions of the Firm. The Firm relies on the recommendations of Glass Lewis & Co, LLC to provide recommendations as to how any proxy should be voted in the best interests of the Clients. These recommendations are integrated into the voting platform set up by the Proxy Voting Service, and the Firm has instructed the Proxy Voting Service to execute all proxies in accordance with such recommendation unless instructed otherwise by the Firm.
The SEC has expressed its view that although the voting of proxies remains the duty of a registered adviser, an adviser may contract with service providers to perform certain functions with respect to proxy voting so long as the adviser is comfortable that the proxy voting service is independent from the issuer companies on which it completes its proxy research. In assessing whether a proxy voting service is independent (as defined by the SEC), the SEC counsels investment advisers that they should not follow the recommendations of an independent proxy voting service without first determining, among other things, that the proxy voting service (a) has the capacity and competence to analyze proxy issues and (b) is in fact independent and can make recommendations in an impartial manner in the best interests of the adviser's clients.
At a minimum annually, or more frequently as deemed necessary, the Compliance Officer will ensure that a review of the independence and impartiality of the Proxy Voting Service is carried out, including obtaining certification or other information from the Proxy Voting Service to enable the Firm to make such an assessment. The Compliance Officer will also monitor any new SEC interpretations regarding the voting of proxies and the uses of third-party proxy voting services and revise the Firm's policies and procedures as necessary.
Proxies relating to securities held in client accounts will be sent directly to the Proxy Voting Service. If a proxy is received by anyone in the Firm they must immediately inform the Compliance Officer and work with the Compliance Officer to ensure that it is promptly forwarded to the Proxy Voting Service. In the event that the Proxy Voting Service is unable to complete/provide its research regarding a security on a timely basis or the Firm has made a determination that it is in the best interests of the Firm's clients for the Firm to vote the proxy, the Firm's general proxy-voting procedures are required to be followed, as follows. The Compliance Officer will require that:

1.	the recipient of the proxy will forward a copy to Compliance; who will keep a copy of each proxy received;

2.	if the recipient is not the Portfolio Manager responsible for voting the proxy on behalf of the Firm, s/he will forward a copy to such Portfolio manager;

4.
the Portfolio Manager will determine how to vote the proxy promptly in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place; and provide evidence of such to the Compliance Officer;

5.
Absent material conflicts (see Section V), the Portfolio Manager will determine whether the Firm will follow the Proxy Voting Service's recommendation or vote the proxy directly. The Portfolio Manager will send his/her decision on how the Firm will vote a proxy to the Proxy Voting Service, in a timely and appropriate manner. It is desirable to have the Proxy Voting Service complete the actual voting so there exists one central source for the documentation of the Firm's proxy voting records.

III.	VOTING GUIDELINES
To the extent that the Firm is voting a proxy itself and not utilizing the Proxy Voting Service, the Firm will consider the proxy on a case by case basis and require that the relevant investment professional vote the proxy in a manner consistent with the Firm's duty.. Investment professionals of the Firm each have the duty to vote proxies in a way that, in their best judgment, is in the best interest of the Firm's clients.

IV.	DISCLOSURE

A.
The Firm will disclose in its Form ADV Part 2 that clients may contact the Compliance Officer via e-mail or telephone in order to obtain information on how the Firm voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how the Firm voted the client's proxy.

B.
A concise summary of these Proxy Voting Policies and Procedures will be included in the Firm's Form ADV Part 2, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients.

V.	POTENTIAL CONFLICTS OF INTEREST

A.
In the event that the Firm is directly voting a proxy, the Compliance Officer will examine conflicts that exist between the interests of the Firm and its clients. This examination will include a review of the relationship of the Firm, its personnel and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of the Firm or an affiliate of the Firm or has some other relationship with the Firm, its personnel or a client of the Firm.

B.
If, as a result of the Compliance Officer's examination, a determination is made that a material conflict of interest exists, the Firm will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. If the proxy involves a matter covered by the voting guidelines and factors described above, the Firm will generally vote the proxy as specified above. Alternatively, the Firm may vote the proxy in accordance with the recommendation of the Proxy Voting Service.

The Firm may disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Firm determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Firm will give the ERISA client the opportunity to vote the proxies themselves. Absent the client reserving voting rights, the Firm will either vote the proxies in accordance with the policies outlined in Section III “Voting Guidelines” above or vote the proxies in accordance with the recommendation of the Proxy Voting Service.

VI.	PROXY RECORDKEEPING
The Compliance Officer will maintain files relating to the Firm's proxy voting procedures in an easily accessible place. (Under the services contract between the Firm and its Proxy Voting Service, the Proxy Voting Service will maintain the Firm's proxy-voting records). Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the most recent two years kept in the offices of the Firm. Records of the following will be included in the files:

1.	Copies of these proxy voting policies and procedures, and any amendments thereto;

2.	A copy of each proxy statement that the Firm receives regarding client securities (the Firm may rely on third parties or EDGAR);

3.	A record of each vote that the Firm casts;

4.
A copy of any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision. (For votes that are inconsistent with the Firm's general proxy voting polices, the reason/rationale for such an inconsistent vote is required to be briefly documented and maintained); and

5.
A copy of each written client request for information on how the Firm voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Firm voted its proxies.

FISCHER FRANCIS TREES & WATTS, INC.
STATEMENT OF POLICY AND PROCEDURES FOR PROXY VOTING
The Firm shall vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them.
Statement of Policy
The Firm will exercise discretionary voting authority over proxies issued on securities held in client accounts unless voting authority has been reserved explicitly by the client or assigned to another party by the governing account documents. The Firm’s Proxy Voting Guidelines govern its proxy voting activities and which includes the operation of a global Proxy Voting Committee that oversees its global proxy voting activities, including the activities of the central proxy voting team who monitors proxies for BNPP Paribas Investment Partners globally. This Committee has hired Institutional Shareholder Services (“ISS”) as its voting agent. This Committee has provided ISS with a global proxy voting policy for all portfolios. ISS tracks and receives proxies to which clients are entitled, makes recommendations pursuant to the proxy voting policy provided by the Proxy Voting Committee or, if the ballot item is not addressed by the global proxy voting policy, makes recommendations according to the ISS voting policy.
The Firm’s policy is to follow the recommendations of its global proxy voting policy. However, if the ISS voting policy is used for a ballot item, the Firm’s portfolio managers or analysts may request an override of this ISS recommendation if they believe that the recommendation is not in the best interests of the client. In such cases, a process is followed to review and approve a vote other than that recommended by the ISS voting policy. Based on this process the proxy voting team will execute the votes on the ISS voting platform.
Additionally, there may be instances where the Firm or its personnel are subject to conflicts of interest in the voting of proxies. Conflicts of interest may exist, for example, due to personal or familial relationships of personnel or when the Firm or an affiliate has a business relationship with, or is soliciting business from, the issuing company (or an employee group of a company) or a third party that is a proponent of a particular outcome on a proxy issue. In cases where it believes there may be an actual or perceived conflict of interest, additional review and steps may be taken including obtaining the prior approval of the LCOR Group, obtaining the Proxy Voting Committee review or approval, deferring to the voting recommendation of a third party, voting pursuant to client direction (following disclosure of the conflict), abstaining from voting, voting reflectively (in the same proportion and manner as other shareholders) or taking such other action as necessary to protect the interests of clients. Regardless of the review process, the LCOR Group will be notified and involved in any conflicts identified by a portfolio manager or the central proxy voting team.
In many non-U.S. markets, shareholders may be prevented from selling shares within a certain period of time prior to the meeting date (commonly referred to as share blocking). In such cases the Firm compares the benefits to its clients expected to be derived from the voting of blocked shares versus the ability to sell the blocked shares and as a result may choose not to vote the shares. The Firm may also choose not to vote non-US proxies when the actual costs of voting the shares outweigh the perceived client benefit, such as cases where traveling to the country to vote the shares in person is required. Additionally, where clients have implemented securities lending programs, the Firm will be unable to vote proxies for securities on loan unless it issues instructions to the client custodian to retrieve the securities prior to record date. The Firm may choose to refrain from calling back such securities when the voting of the proxy is not deemed to be material or the benefits of voting do not outweigh the cost of terminating the particular lending arrangement.

Although the Firm generally votes consistently on the same issue when securities are held in multiple client accounts, certain circumstances may cause the Firm to vote differently for different client accounts. Typically, clients do not direct the Firm to vote for a particular solicitation as they authorize the Firm to vote on their behalf within their investment management agreement. Clients may, however, contact the Firm if they request a specific voting decision be made. Clients may obtain information on how the Firm has voted its proxies and/or a copy of the Firm’s complete proxy voting policies and procedures.
Fischer Francis Trees & Watts, Inc. manages only fixed income portfolios which are in the main invested in sovereign, agency or high quality corporate debt. These securities do not typically convey voting rights to the holder and the occurrence of corporate governance notices for these types of investments is considerably less than that encountered for equity investments. Fischer Francis Trees & Watts, Inc.’s policy is to act upon any corporate governance notices received in accordance with any specific client instructions that may be in place. Notwithstanding this policy, where Fischer Francis Trees & Watts, Inc. acts as a proxy on behalf of its clients in responding to such notices, its policy is to exercise the proxy vote in the best interests of the client taking into consideration all relevant factors.

Compliance Monitoring

Compliance with the above policies and procedures is monitored as part of the Firm’s current Control Plan.

GOTHAM ASSET MANAGEMENT, LLC

PROXY VOTING AND CLASS ACTIONS

A.	Purpose

In order to comply with Rule 206(4)-6 of the Investment Advisers Act Gotham has adopted written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interest of Clients. The Investment Advisers Act also requires disclosure to Clients with respect to obtaining information on how their securities were voted and Gotham's guidelines for voting Client securities.

B.	Proxy Policies and Procedures

Gotham's employs a value-based investment program for its Clients that is generally passive and agnostic on corporate control and other management issues that are presented to shareholders for approval ("proxies"). Nevertheless, at present, Gotham generally votes proxies for it Clients in accordance with the procedures below. These procedures may be modified with respect to certain Clients, provided that such Client agrees to such arrangement. For example, certain SMA Clients vote their own proxies pursuant to their investment management agreement.
When Gotham votes proxies, it seeks to do so in the best interests of its Clients. Gotham generally votes Client securities in conformity with the recommendations of Glass, Lewis & Co., LLC ("Glass Lewis"). Glass Lewis is a neutral third party that issues recommendations based on its own internal guidelines and research, and retains a record of all of its recommendations. Gotham believes that the retention of Glass Lewis to provide advice with respect to proxy voting is an efficient and effective means to assist Gotham in complying with its fiduciary duties to its Clients, and also provides a means to avoid any impact on voting decisions that might arise from any conflicts of interests between Gotham and its Clients.
When it votes proxies, Gotham may vote Client securities in a manner that is inconsistent with Glass Lewis' recommendations when Gotham believes it is in the best interest of its Clients and such a vote does not create a conflict of interest between Gotham and its Clients. In such a case, Gotham will keep a record of why Glass Lewis' recommendation was not in the Client's best interest and information supporting Gotham's decision.
Gotham votes Client securities using Proxy Edge®, an electronic voting platform provided by Broadridge Financial Solutions, Inc. Proxy Edge retains a record of proxy votes for each Client.
Gotham may determine not to vote a particular proxy. This may be done, for example, if:

(i)	the resolution of the proxy is not relevant to the Client's investment;

(ii)	Gotham believes the cost of voting the proxy outweighs the potential benefit derived from voting;

(iii)	a proxy is received with respect to securities that are no longer held in a Client account;

(iv)	the terms of a securities lending agreement prevent Gotham from voting a loaned security;

(v)	Gotham (or Proxy Edge) receives proxy materials without sufficient time to reach an informed voting decision and vote the proxies;

(vi)	Glass Lewis does not have a recommendation; or

(vii)	the terms of the security or any related agreement or applicable law preclude Gotham from voting.
The Firm will generally vote in the same manner for all Clients holding a particular security, subject to the investment objectives and best interests of each Client.
In order to verify that proxy votes are cast in accordance with Clients' best interests and our proxy voting procedures, the GC/CCO, the Director of Compliance or their designee will periodically (but no less often than annually) sample proxy votes to review whether they complied with the Firm's proxy voting policy and procedures. The Firm will also periodically review Glass Lewis's procedures, including a review of their material conflicts statement.

C.	Conflicts of Interest

Supervised Persons must inform the GC/CCO if they become aware of any material conflict of interest between the Firm and a Client or between Clients with respect to a proxy vote. Since the Firm generally votes in accordance with Glass Lewis' recommendations, Gotham believes that generally no conflicts of interest will impact Gotham's vote. When voting Client securities in a manner that is inconsistent with Glass Lewis' recommendations, Gotham will review any conflicts of interest that are identified.
The GC/CCO, or his designee, will attempt to resolve the conflict of interest before the Firm votes. In the event that the material conflict of interest cannot be reasonably resolved prior to voting the Firm will take steps designed to ensure that a decision to vote the proxy was based on the Firm's determination of the Client's best interest and was not the product of the conflict.

D.	Reporting and Disclosure Procedures

Gotham generally does not disclose proxy votes on behalf of a Client to any other Client. To the extent that Gotham serves as a sub-adviser to another adviser, Gotham may provide proxy voting records to such adviser, if requested. Proxy votes on behalf of Mutual Funds are disclosed annually on Form N-PX.
The Firm will include in its Brochure a summary of this proxy voting policy. Each Client may request a copy of this proxy voting policy, Glass Lewis' proxy voting guidelines, and records of how such Client’s securities were voted by making a written request to:
Gotham Asset Management, LLC
535 Madison Avenue, 30th Floor
New York, NY 10022
Attention: Legal & Compliance

E.	Recordkeeping

The Firm maintains records of: (a) this proxy voting policy; (b) all proxy statements and materials the Firm receives on behalf of Clients unless such materials are readily available from SEC via EDGAR; (c) all proxy votes that are made on behalf of the Clients; (d) all written requests from Clients regarding voting history; and (e) all responses (written and oral) to Clients' requests. Such records are available to the impacted Client upon request. To fulfill some of these recordkeeping requirements, the Firm may rely on information stored on Proxy Edge, Firm e-mail or other third party service providers.

F.	Class Action Settlement Procedures

The Firm has retained a third-party service provider, Financial Recovery Technologies, LLC to monitor and file claims in class action settlements on behalf of certain Clients, including the Private Funds, and certain SMAs. The Mutual Fund's Administrator provides such services on behalf of the Mutual Funds. The GC/CCO and Chief Financial Officer oversee this process. Any compensation received from such settlements shall be distributed pro-rata to the Clients based on the percentage of the relevant holding owned by each Client.

Graham Capital Management, L.P.

PROXY VOTING AND CLASS ACTIONS
General
Graham has adopted policies and procedures (the “Proxy Voting Policies and Procedures”) which have been designed to ensure that Graham complies with the requirements of Rule 206(4)-6 and Rule 204-2(c)(2) under the Advisers Act, and reflect Graham’s commitment to vote all client securities for which it exercises voting authority in a manner consistent with the best interest of the client. Employees who have the authority to vote client securities must familiarize themselves with and strictly adhere to Graham’s Proxy Voting Policies and Procedures.
Although the Advisers Act does not obligate advisers to adopt policies and procedures in respect of participating in class actions, in its capacity as a fiduciary to its clients Graham has nonetheless adopted such policies and procedures.
Proxy Voting Policies and Procedures
Graham has retained ISS Governance Services to assist in the proxy voting process. The CCO manages Graham’s relationship with ISS. The CCO ensures that ISS votes all proxies according to Graham’s general guidance, and retains all required documentation associated with proxy voting.
Portfolio Managers that wish to deviate from ISS’s proxy recommendations must provide the CCO with a written explanation of the reason for the deviation, as well as a representation that the employee and Graham are not conflicted in making the chosen voting decision.
Because Graham generally will vote proxies based upon the recommendations of ISS, there is little to no risk of a conflict of interest arising. However, in instances that might involve a conflict of interest between Graham and its clients, such as where a portfolio manager wishes to deviate from ISS’s recommendation or such other instances as Graham may determine, the CCO, in conjunction with the compliance committee as appropriate, will review the relevant facts and determine whether or not a material conflict of interest may arise due to business, personal or family relationships of Graham, its owners, its employees or its affiliates, with persons having an interest in the outcome of the vote. If a material conflict exists, Graham will take steps to ensure that its voting decision is based on the best interests of the client and is not a product of the conflict. Graham shall keep appropriate records demonstrating how such conflicts were resolved.
ISS will retain the following information in connection with each proxy vote:

•	The Issuer’s name;

•	The security ticker symbol or CUSIP, as applicable;

•	The shareholder meeting date;

•	The number of shares that Graham voted;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the Issuer or a security holder;

•	Whether Graham cast a vote;

•	How Graham cast its vote (for the proposal, against the proposal, or abstain); and

•	Whether Graham cast its vote with or against management.

Class Actions
As a fiduciary, Graham always seeks to act in the best interest of its clients, with good faith, loyalty, and due care. Accordingly, with respect to class actions involving any Graham funds, Graham will determine whether the fund will (a) participate in a recovery achieved through a class action, (b) opt out of the class action and separately pursue its own remedy, or (c) opt out of the class action and not pursue its own remedy. Graham’s legal department oversees the completion of Proof of Claim forms and any associated documentation the submission of such documents to the claim administrator, and the receipt of any recovered monies. Graham will maintain documentation associated with participation in class actions by any Graham Funds.
Graham, for itself or on behalf of its funds, generally does not serve as the lead plaintiff in class actions because the costs of such participation typically exceed any extra benefits that accrue to lead plaintiffs.
Disclosures to Investors
Graham includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of the Form ADV, along with a statement that Investors can contact Graham to obtain a copy of these policies and procedures and information about how Graham voted proxies.
Any request for information about proxy voting or class actions should be promptly forwarded to the CCO, who will respond to any such requests.
As a matter of policy, Graham does not disclose how it expects to vote on upcoming proxies. Additionally, Graham does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

KLS Diversified Asset Management LP

A.	PROXY VOTING

KLS’s advisory agreements (including the operative documents of the Funds) generally give KLS authority to vote proxies received by Clients. Certain managed account Clients, however, may elect to be responsible for voting the proxies related to their account. The proxy voting policies and procedures contained in this Manual will apply solely to Clients for which KLS has the authority and responsibility to vote proxies.
It should be noted that based upon KLS’s investment strategy (and lack of involvement in publicly-traded equities) it is not expected that much proxy voting, if any, will be required under this section. Notwithstanding that fact, KLS will follow these procedures when proxy voting is required.

(1)	General Proxy Voting Policies

(a)
KLS understands and appreciates the importance of proxy voting. KLS will vote any such proxies (which will be very limited) in the best interests of the Clients and Investors (as applicable) and in accordance with the procedures outlined below (as applicable). It should be noted that these procedures will be applied solely when KLS is requested to exercise its voting authority with respect to Client securities. There are situations in which KLS may be requested to provide consent with respect to a particular security where KLS may not apply the technical requirements of the procedures because KLS is not being asked to exercise voting authority with respect to Client securities (although KLS will act in the best interests of the Clients and Investors (as applicable) in responding to any such request). For example, in conjunction with a credit facility, a borrower may ask KLS, as a lender, to approve amendments to the loan facility. In this case, KLS is not being asked to exercise voting authority with respect to Client securities and therefore it will not apply the technical requirements of the proxy voting procedures described below (although KLS will seek to act in the best interests of the Clients and the Investors (as applicable)).

(b)
On behalf of the Clients and Investors (as applicable), KLS will generally manage the receipt of incoming proxies and place votes based on specified policies and guidelines established by KLS. In the event that KLS exercises discretion to vote a proxy. KLS will vote any such proxies in the best interests of Clients and Investors (as applicable) and in accordance with the procedures outlined below (as applicable).

(2)	Proxy Voting Procedures

(a)	All proxies sent to Clients that are actually received by KLS (to vote on behalf of Clients) will be provided to the Chief Compliance Officer.

(b)	The Chief Compliance Officer will generally adhere to the following procedures, subject to limited exception:

(i)	A written record of each proxy received by KLS will be kept in KLS’s files;

(ii)	The Chief Compliance Officer will determine which of the Clients hold the security to which the proxy relates;

(iii)	The Chief Compliance Officer will send an email to the Managing Partners and provide them with the following:

(1)	a copy of the proxy;

(2)	a list of the Clients to which the proxy is relevant;

(3)	the amount of votes controlled by each Client; and

(4)	the deadline that such proxies need to be completed and returned.

(iv)
Prior to voting any proxies with respect to the Clients, the Managing Partners will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines outlined in Section 3 below. If a conflict is identified, the Managing Partners will then make a determination (which may be in consultation with outside compliance consultants and/or legal counsel) as to whether the conflict is material or not.

(v)
If no material conflict is identified pursuant to these procedures, the Managing Partners will make a decision on how to vote the proxy in question in accordance with the guidelines set forth in Section 4 below. The Chief Compliance Officer or such other designate will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

(3)	Handling of Proxy-Related Conflicts of Interest for the Funds

(a)
As stated above, in evaluating how to vote a proxy on behalf of the Funds, the Managing Partners will first determine whether there is a conflict of interest related to the proxy in question between KLS and the Funds. This examination will include (but will not be limited to) an evaluation of whether KLS (or any affiliate of KLS) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside an investment in such company by a Client.

(b)
If a conflict is identified and deemed “material” by the Managing Partners, the Chief Compliance Officer or such other designate (in consultations with outside compliance consultants and/or legal counsel) will determine whether voting in accordance with the proxy voting guidelines outlined in Section 4 below is in the best interests of the affected Clients (which may include utilizing an independent third party to vote such proxies).

(c)
With respect to material conflicts, KLS will determine whether it is appropriate to disclose the conflict to affected Funds and give such Funds (and Investors, if applicable) the opportunity to vote the proxies in question themselves except that if the Fund is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and an ERISA Investor has, in writing, reserved the right to vote proxies when KLS has determined that a material conflict exists that does affect its best judgment as a fiduciary to the Fund, KLS will:

(i)	Give the ERISA Investor the opportunity to vote the proxies in question themselves; or

(ii)	Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the written agreements with such ERISA Investors (if any).

(4)	Voting Guidelines

In the absence of specific voting guidelines mandated by a particular Client, KLS will endeavor to vote proxies, or in certain circumstances abstain from voting, in the best interests of each Client.
Generally, KLS will vote in favor of routine “corporate housekeeping” proposals, including election of directors (where no corporate governance issues are implicated) selection of auditors, and increases in or reclassification of common stock. For other proposals, KLS shall determine whether a proposal is in the best interest of its Clients and may take into account the following factors, among others:

•	whether the proposal was recommended by the issuer’s management;

•	KLS’ opinion of the issuer’s management;

•	whether the proposal acts to entrench the issuer’s existing management and directors; and

•	whether the proposal fairly compensates management for past and future performance.

Note that KLS may abstain from voting in instances where KLS determines that abstaining is in the Client’s best interest due to a conflict (e.g., if an officer or director of KLS sits on the board of issuer).

B.	PRINCIPAL TRANSACTIONS AND TRANSACTIONS BETWEEN CLIENTS

(1)	Principal Transactions

KLS will not, directly or indirectly, while acting as principal for its own account, knowingly sell any security to, or purchase any security from, a Client (each such sale or purchase, a “principal transaction”) without disclosing to the Client or Investors (if applicable) in writing, prior to the completion of the transaction, the capacity in which KLS is acting and (ii) obtaining the specific consent to the transaction from the Client and Investors (as applicable). It is noted that blanket consents (prior consent obtained to cover a category of transactions) are not sufficient for this purpose.

(2)	Transactions Between Clients

Although not presently contemplated by KLS, there may be situations where it is advantageous to Client Accounts to effect a securities transaction between two Clients for rebalancing or other purposes (each such transaction, a “cross trade”). In accordance with Rule 17a-7 of the Investment Company Act, in the event that a cross trade would be in the best interests of both Clients and permitted under the governing documents of each Client, KLS may effect the cross trade subject to the following guidelines (although KLS will not be required to meet the requirements of each guideline, KLS will ensure that at all times its procedure with respect to cross trades is in compliance with Rule 17a-7 of the Investment Company Act:

(a)
The cross trade will be effected by one of KLS’s prime brokers for cash consideration, at the current market price of the particular securities, within the context of the market at a time that is fair to both Clients involved in the transaction;

(b)	The prime broker’s commission will be borne equally by both Clients;

(c)	No brokerage commissions or transfer fees will be paid to KLS in connection with any cross trade;

(d)
All cross trades will be approved by the Chief Compliance Officer and/or Managing Partners and/or Chief Operating Officer before the orders are executed and the Chief Compliance Officer will document the reason for the trade; and

(e)
KLS will not effect a cross trade between Clients if such cross trade would constitute a principal transaction, unless the prior notice and consent requirements described in Section D.(1) above are satisfied.

It is noted that KLS, its personnel (or other control persons) may invest in the Funds. If KLS, acting as investment manager to the Funds, authorizes a transaction between two Clients, for purposes of rebalancing investments or any other purpose, KLS could be deemed to be acting as principal for its own account due to KLS’s or its personnel or other control persons’ ownership interest in the Fund(s), thereby subjecting the proposed transaction to the transaction by transaction notice and consent requirements described in Section D.(1) above. Whether or not the notice and consent requirements apply to such transaction depends upon the facts and circumstances; however, KLS will generally not be subject to the notice and consent requirements when KLS, its personnel or other controlling persons own 25% or less of the equity in a Fund.
The Chief Compliance Officer will use his or her best efforts to monitor all proposed transactions between any Client and a Fund in which KLS, its personnel or other controlling persons have ownership interests to determine if the transaction notice and consent requirements described above apply. Notice may be given to and consent may be obtained from an independent representative to the Fund, in which case notice of the transaction may be given to Investors after the fact.

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Proxy Voting Policies and Procedures

June 30, 2004

AMENDED
March 31, 2005
May 16, 2005
March 31, 2007
August 30, 2007
March 31, 2008
June 25, 2008
September 22, 2009
April 1, 2010
February 15, 2011
April 25, 2011
March 5, 2012
May 10, 2012
February 11, 2013
February 7, 2014
September 8, 2014
June 8, 2015
September 1, 2015
April 8, 2016

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CONTENTS

1	GENERAL	5
Introduction General Guidelines Proxy Committee Conflicts of Interest Recordkeeping and Disclosure
2	PROPOSALS USUALLY VOTED FOR	10
Adjustments to Par Value of Common Stock
Annual Election of Directors
Appraisal Rights
Authority to Issue Shares ( for certain foreign issuers)
Blank Check Preferred Authorization
Chairman and CEO are the Same Person
Changing Corporate Name
Confidential Voting
Cumulative Voting
Delivery of Electronic Proxy Materials
Director Nominees in Uncontested Elections
Director Related Compensation
Election of CEO Director Nominees
Election of Mutual Fund Trustees
Equal Access
Fair Price Provisions
Golden and Tin Parachutes
Greenshoe Options
Independent Audit, Compensation and Nominating Committees
Independent Board Chairman
Majority Voting
OBRA-Related Compensation Proposals
Ratifying Auditors
Reverse Stock Splits
Right to Adjourn
Right to Call a Special Meeting
Share Cancellation Programs
Shareholder Ability to Alter the Size of the Board
Shareholder Ability to Remove Directors
Share Repurchase Programs
Stock Distributions: Splits and Dividends
White Squire Placements
Written Consent

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3	PROPOSALS USUALLY VOTED AGAINST	14
Common Stock Authorization
Director and Officer Indemnification and Liability Protection
Shareholder Ability to Act by Written Consent
Shareholder Ability to Call Special Meetings
Shareholder Ability to Remove Directors
Share Retention By Executives
Staggered Director Elections
Stock Ownership Requirements
Supermajority Shareholder Vote Requirements
Term of Office
Unequal Voting Rights

4	PROPOSALS USUALLY AS RECOMMENDED BY THE RPOXY VOTING SERVICE	15
401(k) Employee Benefit Plans
Compensation Plans
Employee Stock Ownership Plans
Executive Compensation Advisory Resolutions (“Say-on-Pay”)
Non-Material Miscellaneous Bookkeeping Proposals
Proxy Access
Preemptive Rights
Stock Option Plans
Technical Amendments to By-laws

5	PROPOSALS REQUIRING SPECIAL CONSIDERATION	16
Asset Sales
Bundled Proposals
Charitable and Political Contributions and Lobbying Expenditures
Compensation in the Event of a Change in Control
Conversion of Debt Instruments
Corporate Restructuring
Counting Abstentions
Debt Restructurings
Delisting a Security
Director Nominees in Contested Elections
Disclosure of Prior Government Service

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Environment and Social issues
Animal Rights
Energy and Environment
Equal Employment Opportunity and Discrimination Human Resource Issues
Maquiladora Standards and International Operations Policies Military Business
Northern Ireland
Product Integrity and Marketing Third World Debt Crisis
Golden Coffins
Greenmail
Liquidations
Mergers and Acquisitions
Mutual Fund Distribution Agreements
Mutual Fund Fundamental Investment Restrictions Mutual Fund Investment Advisory Agreement
Poison Pills
Proxy Access
Proxy Contest Defenses
Reimburse Proxy Solicitation Expenses Reincorporation Proposals
Shareholder Advisory Committees
Shareholder Proposals to Limit Executive and Director Pay State Spin-offs
Takeover Statutes
Tender Offer Defenses
Transition Manager Ballots

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Proxy Voting Policies and Procedures

1. GENERAL

A.	Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties, SEC rule 206(4)-6 under the Investment Advisers Act of 1940 and Staff Legal Bulletin No. 20 (June 30, 2014). In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 08-2, 29 C.F.R. 2509.08-2 (October 17, 2008).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B.	General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1.
Client’s Best Interest. Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Proxy Voting Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2.
Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give

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such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

3.
Stated Policies. These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4.
Abstain from Voting. Our policy is to vote rather than abstain from voting on issues presented unless the client’s best interest requires abstention. Loomis Sayles will abstain in cases where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English. Loomis Sayles will vote against ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client's behalf, such as when ballot delivery instructions have not been processed by a client's custodian, the Proxy Voting Service has not received a ballot for a client's account or under other circumstances beyond Loomis Sayles' control.

5.
Oversight. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6.
Availability of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Proxy Voting Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7.
Disclosure of Vote. Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles representatives.

8.	Disclosure to Third Parties. Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered

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investment companies, Loomis Sayles makes disclosures as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosures (not specific as to client) of its voting instructions.

C.	Proxy Committee.

1.
Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2.	Duties. The specific responsibilities of the Proxy Committee include,

a.	to develop, authorize, implement and update these Proxy Voting Procedures, including:
(i)annual review of these Proxy Voting Procedures to ensure consistency with internal policies and regulatory agency policies,
(ii)annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and
(iii)annual review of the proxy voting process and any general issues that relate to proxy voting;

b.	to oversee the proxy voting process, including:
(i)overseeing the vote on proposals according to the predetermined policies in the voting guidelines,
(ii)directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration,
(iii)consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate, and
(iv)periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Proxy Voting Procedures and are cast in accordance with the clients’ best interests;

c.	to engage and oversee third-party vendors, such as Proxy Voting Services, including:

(i)determining whether a Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:
(a)the adequacy and quality of the Proxy Voting Service’s staffing and personnel, and

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(b)the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current and accurate information and to identify and address any relevant conflicts of interest,
(ii)providing ongoing oversight of Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients,
(iii)receiving and reviewing updates from Proxy Voting Services regarding relevant business changes or changes to Proxy Voting Services’ conflict policies and procedures, and
(iv)in the event that the Proxy Committee becomes aware that a Proxy Voting Service’s recommendation was based on a material factual error, investigating the error, considering the nature of the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future; and

d.	to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

3.	Standards.

a.
When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b.
When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4.
Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Proxy Voting Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal (e.g., he or she is a portfolio manager for an account of the issuer).

D.	Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Proxy Voting Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may

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use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E.	Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

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Proxy Voting Policies and Procedures

2. PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Authority to Issue Shares (for certain foreign issuers): Vote for proposals by boards of non- US issuers where: (1) the board’s authority to issue shares with preemptive rights is limited to no more than 66% of the issuer’s issued ordinary share capital; or (2) the board’s authority to issue shares without preemptive rights is limited to no more than 5% of the issuer’s issued ordinary share capital, to the extent such limits continue to be consistent with the guidelines issued by the Association of British Insurers and other UK investor bodies; and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement.
Review on a case-by-case basis proposals that do not meet the above criteria.

Blank Check Preferred Authorization:

A.
Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B.
Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C.	Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

Changing Corporate Name: Vote for changing the corporate name.

Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

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Cumulative Voting: Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.

Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.

Director Nominees in Uncontested Elections:

A.
Vote for proposals involving routine matters such as election of directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B.
Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders. Vote against nominees that have attended less than 75% of board and committee meetings, unless a reasonable cause (e.g., health or family emergency) for the absence is noted and accepted by the Proxy Voting Service and the board. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the CEO and chairman are the same person. Generally, vote against audit committee members if auditor ratification is not proposed, except in cases involving mutual fund board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules. Vote against compensation committee members when the Proxy Voting Service recommends a vote against the issuer's "say on pay" advisory vote. A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.

C.
Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interest of shareholders.

D.	Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.

Director Related Compensation: Vote for proposals that are required by and comply with the applicable statutory or listing requirements governing the issuer. Review on a case-by- case basis all other proposals.

Election of CEO Director Nominees: Vote for a CEO director nominee that sits on less than four U.S.-domiciled company boards and committees. Vote against a CEO director nominee that sits on four or more U.S.-domiciled boards and committees. Vote for a CEO director nominee of non-U.S.-domiciled companies that sits on more than 4 non-U.S.- domiciled company boards and committees.

Election of Mutual Fund Trustees: Vote for nominees who oversee less than 60 mutual fund portfolios. Vote against nominees who oversee 60 or more mutual fund portfolios that

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invest in substantially different asset classes (e.g., if the applicable portfolios include both fixed income funds and equity funds). Vote on a case-by-case basis for or against nominees who oversee 60 or more mutual fund portfolios that invest in substantially similar asset classes (e.g., if the applicable portfolios include only fixed income funds or only equity funds).

Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Fair Price Provisions:

A.	Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B.	Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Golden and Tin Parachutes:

A.	Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B.	Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Greenshoe Options (French issuers only): Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Independent Board Chairman:

A.
Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be "independent," as defined by a relevant exchange or market with respect to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.

B.	Vote such proposals on a case-by-case basis when, according to the Proxy Voting Service, the issuer's enterprise value is less than $10 billion.

Majority Voting: Vote for proposals to permit majority rather than plurality or cumulative voting for the election of directors/trustees.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A.	Vote for plans that simply amend shareholder-approved plans to include

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administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

B.	Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

C.	Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D.
Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Ratifying Auditors:

A.	Generally vote for proposals to ratify auditors.

B.
Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position. In general, if non-audit fees amount to 35% or more of total fees paid to a company's auditor we will vote against ratification and against the members of the audit committee.

C.	Vote against ratification of auditors and vote against members of the audit committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.

Reverse Stock Splits: Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.

Right to Adjourn: Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.

Right to Call a Special Meeting: Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders. Vote against proposals that increase or decrease the threshold from 10%.

Share Cancellation Programs: Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer's treasury.

Shareholder Ability to Alter the Size of the Board:

A.	Vote for proposals that seek to fix the size of the board.

B.	Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Share Repurchase Programs: Vote for management proposals to institute open-market

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share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

White Squire Placements: Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Written Consent: Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal. Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination.

3. PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

Director and Officer Indemnification and Liability Protection:

A.
Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B.
Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director's legal expenses would be covered.

Shareholder Ability to Act by Written Consent: Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Shareholder Ability to Call Special Meetings: Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Remove Directors:

A.	Vote against proposals that provide that directors may be removed only for cause.

B.	Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

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Share Retention by Executives: Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Supermajority Shareholder Vote Requirements: Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Unequal Voting Rights:

A.	Vote against dual class exchange offers and dual class recapitalizations.

B.	Vote, on a case-by-case basis, proposals to eliminate an existing dual class voting structure.

4. PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis.

401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Employee Stock Ownership Plans (“ESOPs”): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares). A recommendation of the Proxy Voting Service will generally be followed.

Executive Compensation Advisory Resolutions (“Say-on-Pay”): A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A.	Vote for shareholder proposals to permit non-binding advisory votes on executive compensation.

B.	Non-binding advisory votes on executive compensation will be voted as

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recommended by the Proxy Voting Service.

C.
Vote for a 3 year review of executive compensation when a recommendation of the Proxy Voting Service is for the approval of the executive compensation proposal, and vote for an annual review of executive compensation when the Proxy Voting Service is against the approval of the executive compensation proposal.

Non-Material Miscellaneous Bookkeeping Proposals: A recommendation of the Proxy Voting Service will generally be followed regarding miscellaneous bookkeeping proposals of a non-material nature.

Preemptive Rights: Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to Common Stock Authorization requirements above.

Proxy Access: A recommendation of the Proxy Voting Service will generally be followed with regard to proposals intended to grant shareholders the right to place nominees for director on the issuer’s proxy ballot (“Proxy Access”). The nominating shareholder(s) should hold, in aggregate, at least 3% of the voting shares of the issuer for at least three years, and be allowed to nominate up to 25% of the nominees. All other proposals relating to Proxy Access will be reviewed on a case-by-case basis.

Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A.	Vote against plans which expressly permit repricing of underwater options.

B.	Vote against proposals to make all stock options performance based.

C.	Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D.	Vote for proposals that request expensing of stock options.

Technical Amendments to By-Laws: A recommendation of the Proxy Voting Service will generally be followed regarding technical or housekeeping amendments to by-laws or articles designed to bring the by-laws or articles into line with current regulations and/or laws.

5. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Bundled Proposals: Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits

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Proxy Voting Policies and Procedures

and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Charitable and Political Contributions and Lobbying Expenditures: Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis. Votes for UK issuers concerning political contributions will be voted for if the issuer states that (a) it does not intend to make any political donations or incur any expenditures in respect to any political party in the EU; and (b) the proposal is submitted to ensure that the issuer does not inadvertently breach the Political Parties, Elections and Referendums Act 2000 and sections 366 and 367 of the Companies Act 2006.

Compensation in the Event of a Change in Control: Votes on proposals regarding executive compensation in the event of a change in control of the issuer should be considered on a case-by-case basis.

Conversion of Debt Instruments: Votes on the conversion of debt instruments should be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.

Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Counting Abstentions: Votes on proposals regarding counting abstentions when calculating vote proposal outcomes should be considered on a case-by-case basis.

Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control - Will the transaction result in a change in control of the company? Bankruptcy - Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

Delisting a Security: Review on a case-by-case basis all proposals to delist a security from an exchange.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

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Disclosure of Prior Government Service: Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis if the Proxy Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Animal Rights: Proposals that deal with animal rights.

Energy and Environment: Proposals that request companies to file the CERES Principles.

Equal Employment Opportunity and Discrimination: Proposals regarding equal employment opportunities and discrimination.

Human Resources Issues: Proposals regarding human resources issues.

Maquiladora Standards and International Operations Policies: Proposals relating to the Maquiladora Standards and international operating policies.

Military Business: Proposals on defense issues.

Northern Ireland: Proposals pertaining to the MacBride Principles.

Product Integrity and Marketing: Proposals that ask companies to end their production of legal, but socially questionable, products.

Third World Debt Crisis: Proposals dealing with third world debt.

Golden Coffins: Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive's death.

Greenmail:

A.	Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B.	Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Liquidations: Votes on liquidations should be made on a case-by-case basis after

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reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Mutual Fund Distribution Agreements: Votes on mutual fund distribution agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions: Votes on amendments to a mutual fund's fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Investment Advisory Agreement: Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Poison Pills:

A.	Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B.	Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

C.	Review on a case-by-case basis management proposals to ratify a poison pill.

Proxy Access: Proposals to allow shareholders to nominate their own candidates for seats on a board should be evaluated on a case-by-case basis.

Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Reincorporation Proposals: Proposals to change a company's domicile should be examined on a case-by-case basis.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Shareholder Proposals to Limit Executive and Director Pay:
A.Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.
B.Review on a case-by-case basis (i) all shareholder proposals that seek to limit executive and director pay and (ii) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions. Vote against proposals to link

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all executive or director variable compensation to performance goals.

Spin-offs: Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Tender Offer Defenses: Generally, proposals concerning tender offer defenses should be evaluated on a case-by-case basis.

Transition Manager Ballots: Any ballot received by Loomis Sayles for a security that was held for a client by a Transition Manager prior to Loomis Sayles’ management of the client’s holdings will be considered on a case-by case basis by the Proxy Committee (without the input of any Loomis Sayles analyst or portfolio manager) if such security is no longer held in the client’s account with Loomis Sayles.

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Los Angeles Capital Management and Equity Research, Inc
Proxy Policy
Effective: May 1, 2016

I.INTRODUCTION

Los Angeles Capital Management and Equity Research Inc. (“Los Angeles Capital” or the “Firm”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”). Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Interpretive Bulletin 2008-2, 29 CFR 2509.08-2 (October 17, 2008). The guidance set forth in this interpretive bulletin modifies and supersedes the guidance set forth in interpretive bulletin 94-2 (29 CFR 2509.94-2) of July 29, 1994.
II.PROXY POLICY STATEMENT

Los Angeles Capital has hired Glass Lewis & Co., LLC (“Glass Lewis”) to act as an independent voting agent on its behalf. Glass Lewis provides objective proxy analysis and voting recommendations, and manages the operational end of the process, ensuring compliance with all applicable laws and regulations. Glass Lewis has not disclosed and Los Angeles Capital has not identified any conflicts of interest that would affect the proxy voting process. If at any time a material conflict arises it would be resolved in the best interest of the client.

Los Angeles Capital has adopted Glass Lewis’ U.S. and International Proxy Paper Guidelines. In addition, Los Angeles Capital may also incorporate information gathered from other sources beyond Glass Lewis. The Firm may conduct research internally and/or use the resources of an independent research consultant, or the Firm may use information from any of the following sources: legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies (e.g., Fortune 500 companies).

Although the Firm has adopted Glass Lewis’ established guidelines and has a pre-determined voting policy, the Firm retains the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote. The Proxy Committee (the “Committee”) may also be called on to vote a proxy that its third-party provider cannot. In these circumstances, three Committee member votes are required.

Los Angeles Capital recognizes that a client may issue directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. Los Angeles Capital requires that the advisory contract provides for such direction, including instructions as to how those votes will be managed, particularly where they differ from Los Angeles Capital’s policies.
Limitations
Circumstances may arise, where subject to contractual obligations established by the client, Los Angeles Capital will take a limited role in voting proxies:

•
Los Angeles Capital reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

•	Los Angeles Capital abstains from voting proxies for securities that participate in a securities lending program and are out on loan.

•	Los Angeles Capital abstains from voting shares of securities in a country that participates in share blocking because it is disruptive to the management of the portfolio.

•	Los Angeles Capital may abstain from voting shares of securities with unjustifiable costs (e.g., certain non-U.S. securities).

•	The Firm does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues.

•	Proxies will be unable to be voted without the necessary Power of Attorney on file.

Special Considerations
Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.
Mutual Funds
Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940. Proxies of portfolio companies voted may be subject to investment restrictions of the fund and voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.
ERISA Accounts
Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

Disclosure
Los Angeles Capital will provide all clients with a copy of the Firm’s current policies and procedures upon request. In addition, clients may request, at any time, a copy of the Firm’s voting records for their respective account(s) by making a formal request to Los Angeles Capital. Los Angeles Capital will make this information available to an advisory client upon its request within a reasonable time period and in a manner appropriate to the nature of the advisory business. For further information, please contact a member of Operations at Los Angeles Capital at 310-479-9998 or operations@lacapm.com.

Los Angeles Capital will not disclose voting records to a third party.
III.RESPONSIBILITY AND OVERSIGHT

The Firm’s Proxy Committee (the “Committee”) was established to provide oversight to the proxy voting process. The Committee is comprised of the CEO, Chief Investment Officer, Director of Operations, Director of Global Equities, Director of Trading, Chief Compliance Officer, a Portfolio Manager and General Counsel. The Committee is responsible for developing, implementing, and updating the Firm’s proxy policy, approving and reviewing all proxy paper guidelines, voting independent proxies on a case by case basis, overseeing the third-party proxy vendor, identifying any conflicts of interest, and meeting to discuss any material issues regarding the proxy voting process. The Committee meets annually and as necessary to fulfill its obligations.

Los Angeles Capital’s Director of Operations handles the day to day administration of the proxy voting process.
IV.PROXY PROCEDURES

Los Angeles Capital has engaged Glass Lewis as its third-party voting delegate to assist with its administrative proxy functions. Despite the relationship with Glass Lewis, Los Angeles Capital retains final authority and fiduciary responsibility for proxy voting. Los Angeles Capital has verified that Glass Lewis' procedures are consistent with the Firm’s policies and procedures.

Los Angeles Capital’s responsibility for voting proxies is generally determined by the obligations set forth under each advisory contract or similar document. Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan (DOL Interpretive Bulletin 2008-2). If an advisory contract or similar document states that Los Angeles Capital does not have the authority to vote client proxies, then voting is the responsibility of some other named fiduciary.

If a client wishes to direct how proxies are voted in their account, Los Angeles Capital can create a custom proxy policy to be implemented by Glass Lewis. However, Los Angeles Capital reserves the right to maintain its standard position on all other client accounts.

Process of Voting Proxies
Registered owners of record (e.g., the trustee or custodian bank) that receive proxy materials from the issuer or its information agent, or an ERISA plan, are instructed to sign the proxy in blank and forward it directly to Glass Lewis, the voting delegate. Each proxy received is matched to the securities to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies within a reasonable time. Each proxy is then reviewed and categorized according to issues and the proposing parties. Lastly, Glass Lewis votes the proxy in accordance with the Firm's policies and procedures and returns the voted proxy to the issuer or its information agent.

Glass Lewis has the responsibility to ensure that materials are received by Los Angeles Capital in a timely manner. In addition, Glass Lewis monitors and reconciles on a regular basis the proxies received against holdings on the record date of client accounts over which Los Angeles Capital has voting authority. This ensures that all shares held on the record date, and for which a voting obligation exists, are voted.
Conflicts of Interest
Los Angeles Capital attempts to minimize the risk of conflicts by adopting the policies of an independent third party. Los Angeles Capital reviews the Conflict of Interest Statement prepared by Glass Lewis on an annual basis to determine its effectiveness for avoiding conflicts.

Glass Lewis does not offer consulting services to public corporations or directors, and is not in the business of advising public companies on their governance structures or conduct. Glass Lewis takes precautions to ensure its research is objective at all times and under all circumstances. Glass Lewis has an independent Research Advisory Council whose role is to ensure that Glass Lewis’ research consistently meets the standards of quality, objectivity, and independence.

Glass Lewis has established conflict avoidance procedures detailing ways it will protect its clients from potential conflicts of interest. These conflict management procedures strive for transparency, independence, and where applicable, information barriers. If Glass Lewis identifies a potential conflict of interest between it and a publicly-held company, it will disclose the relationship on the relevant research report and abstain from voting the proxy. The proxy is then directed to Los Angeles Capital to vote via Glass Lewis’ online platform. In these instances, the Director of Operations disseminates the proxy and all relevant information to the Committee for a vote. The Firm may tap members of its Research department to research the proxy internally or to gather external information. If during this process the Committee identifies a potential material conflict of interest between Los Angeles Capital and one of its clients, the client will be notified. Upon notification, the client may issue a specific directive to Los Angeles Capital on how to vote. If the client issues a directive that clearly creates a conflict of interest for Los Angeles Capital, the client will be given the option of either (i) voting its own proxy on that issue; or (ii) turning over the decision to another independent third party to vote. If no directive is issued by the client, the Committee will vote in such a way that, in the Firm’s opinion, fairly addresses the conflict in the best interest of the client.

Three Committee members are required to vote on the issue and the Director of Operations ensures the proxy is voted in a timely manner via Glass Lewis’ web portal.
V. RECORDKEEPING

Glass Lewis and Los Angeles Capital maintain all records of proxies voted pursuant to Section 204-2 of the Advisers Act. Such records include: (1) a copy of its policies and procedures; (2) proxy statements received regarding client securities (maintained at Glass Lewis who will provide a copy promptly upon request); (3) a record of each vote cast (maintained at Glass Lewis who will provide a copy promptly upon request); (4) a copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by Los Angeles Capital to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.
ERISA Accounts
Los Angeles Capital is required to maintain accurate proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether Los Angeles Capital is fulfilling its obligations. (DOL Interpretive Bulletin 2008-2) Retention may include: (1) issuer name and meeting; (2) issues voted on and record of the vote; (3) number of shares eligible to be voted on the record date; (4) number of shares voted; and (5) where appropriate, cost-benefit analyses.
Duration
Proxy voting books and records will be maintained at Glass Lewis or Los Angeles Capital, in an easily accessible place for a period of five years.

Macquarie Capital Investment Management Proxy Voting Policy
(Extracted from the Macquarie Capital Investment Management Compliance Manual – Nov 2014)

VII. Voting Proxies
Where MCIM vote proxies on behalf of its clients, and/or recommends voting action on behalf of its clients MCIM shall do so in a manner that is consistent with the best interest of each of its clients, considered as a group rather than individually, unless it determines that abstaining from the vote would be in the best interest of their clients. For this purpose, “best interest” means in the best economic interest of each client, as investors, without regard to any self-interest which MCIM, its management or affiliates might have in a particular voting matter or any interest which its clients’ may have other than their economic interest, in common, as investors.
MCIM has engaged the services of Institutional Shareholder Services (ISS) to make recommendations to MCIM with respect to voting proxies related to securities managed by MCIM. ISS’ recommendations will be based on ISS’ pre-established voting guidelines.
MCIM will review each ISS recommendation and will generally vote in accordance with such recommendation unless it determines that the recommendation is not in the best interest of MCIM clients and accounts.
In the event that MCIM determines that it is not in the best interest of its clients and accounts to vote, or to vote in accordance with a ISS recommendation, regarding a particular voting matter, MCIM will document its reasons for such determinations.
In the event that MCIM, or an affiliate of MCIM, manages the assets of a company that a client or account holds securities in, MCIM will vote proxies relating to that company’s securities in accordance with ISS’ recommendations to avoid any actual or apparent conflict of interest in the matter.
In the event, apart from the situation described immediately above, that MCIM determines it has an actual, potential or apparent conflict of interest regarding a particular voting matter, it will generally follow the ISS recommendation to ensure that such conflict is avoided. For clients, should MCIM determine that a vote according to ISS’ recommendation regarding such a matter would not be in the best interest of its clients, MCIM will promptly escalate the matter to the client so that voting instructions may be obtained from the client. For accounts that are not separately managed clients, MCIM will vote according to ISS recommendations to avoid a conflict.
MCIM will follow any specific voting procedures adopted by its clients, unless it determines that it is unable to do so. In the event that MCIM is unable, for any reason, to follow specific procedures adopted by its clients, it will document the reasons for its determination and promptly notify the client.

Regulatory Requirements
Under Advisers Act Rule 206(4)-6, it would be a fraudulent, deceptive or manipulative act, practice or course of business for MCIM to exercise voting authority with respect to a client’s securities unless MCIM:
· has adopted and implemented written policies and procedures, reasonably designed to ensure that MCIM votes such proxies in the best interest of the client;
• has described its proxy voting procedures to its clients and will upon request, furnish a copy of its proxy policies and procedures to the requesting client ; and
· has provided the client with information on how to obtain MCIM’s proxy voting record.
MCIM achieves compliance with Rule 206(4)-6 by ensuring that the Funds’ Boards of Directors and an appointed representative for any other Accounts approve, and are kept abreast of, any material changes to MCIM’s proxy voting or recommendation processes.
The Funds for whom MCIM provide advisory services are subject to further Company Act shareholder disclosure requirements regarding their actual proxy voting records and the process by which proxies are voted on their behalf. MCIM will assist, the Funds (including any sub-advised Funds) or their respective administrators with the Funds’ annual Company Act Form N-PX filings; as requested.
· MCIM’s COO (or designee) is responsible for oversight of the proxy voting process.
· The Corporate Actions Department (Sydney) will (i) track the receipt of each proxy; (ii) maintain the recommendations received for each proxy; (iii) maintain a record of the vote or recommendation for each proxy; (iv) monitor on an annual basis the policies and procedures followed by all proxy service providers regarding any actual, potential or apparent conflicts of interest that may have a bearing upon the performance of their retained services; and (v) maintain all required records in accordance with the record-keeping obligations outlined in Appendix 18.6.
· The Chief Compliance Officer is responsible for reviewing MCIM’s records to ensure that these policies and procedures are followed.

MELLON CAPITAL MANAGEMENT

Proxy Voting

POLICY:
As investment advisor, Mellon Capital Management Corporation (“Mellon Capital') is typically delegated by clients the responsibility for voting proxies for shares held in their (i.e. client) account. Clients may decide to adopt Mellon Capital's proxy voting policy or may use their own policy. In either case, Mellon Capital will vote and monitor the proxies on behalf of the client and ensure that the proxies are voted in accordance with the proxy voting policy.

Mellon Capital retains third party proxy voting services currently Institutional Shareholder Services (“ISS”), to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In Addition, Mellon Capital also retains Glass Lewis for research only. Mellon Capital is required to vote proxies in the best interest of clients and to treat them fairly.

Mellon Capital has adopted The Bank of New York Mellon Corporation's (“BNY Mellon”) Proxy Voting Policy (See Exhibit A).

PROCEDURES FOR
ACCOUNT SET-UP &

MONITORING OF ISS:
Mellon Capital's Onboarding Team has implemented procedures designed to ensure that; (1) the client's custodian is instructed to send their client's proxy ballots to ISS for voting; and (2) that ISS is notified that they should begin receiving proxy ballots. In addition, the Compliance Department monitors ISS' activities on behalf of Mellon Capital. On a monthly basis, ISS issues a certification letter that states that all proxies available to vote were voted and that there were no exceptions (any exceptions will be listed in the letter).

VOTING DISCLOSURE:
Clients for whom Mellon Capital votes proxies will receive a summary of Mellon Capital's Proxy Voting Policy and a full copy of the policy is available upon request. Furthermore, clients may request a history of proxies voted on their behalf.

RECORDKEEPING:	ISS maintains proxy voting records on behalf of Mellon Capital.

MELLON CAPITAL MANAGEMENT

VOTING BNY MELLON

STOCK:
It is the policy of Mellon Capital not to vote or make recommendations on how to vote shares of the Bank of New York Mellon Corporation stock, even where Mellon Capital has the legal power to do so under the relevant governing instrument. In order to avoid any appearance of conflict relating to voting BNY Mellon stock, Mellon Capital has contracted with an independent fiduciary (Institutional Shareholder Services) to direct all voting of BNY Mellon Stock held by any Mellon Capital accounts on any matter in which shareholders of BNY Mellon Stock are required or permitted to vote.

MELLON CAPITAL MANAGEMENT

Exhibit A

15 September 2011

THE BANK OF NEW YORK MELLON CORPORATION
PROXY VOTING POLICY

1.
Scope of Policy - This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), the investment companies advised by such subsidiaries (the “Funds”), and certain of the banking subsidiaries of BNY Mellon (BNY Mellon's participating investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the “Subsidiaries”).

2.
Fiduciary Duty - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3.
Long-Term Perspective - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4.
Limited Role of Shareholders - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5.
Anti-takeover Proposals - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

MELLON CAPITAL MANAGEMENT

6.
“Social” Issues - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.
Proxy Voting Process - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the “Committee”), if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be referred to the Committee for discussion and vote. Additionally, the Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

8.
Material Conflicts of Interest - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities, and may engage an independent fiduciary to vote proxies of other issuers in our discretion.

9.
Securities Lending - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

MELLON CAPITAL MANAGEMENT

10.	Recordkeeping - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11.
Disclosure - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall disclose their proxy voting policies and procedures and their proxy votes as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

12.
Charter - We maintain a Charter which lists the Committee's responsibilities and duties, membership, voting and non-voting members, quorum, meeting schedule and oversight mapping to the BNY Mellon Fiduciary Risk Management Committee.

Origin Asset Management, LLP

Proxy voting policy

November 2013

The Advisers Act imposes an obligation on investment managers to vote on proxies in the best interest of their clients. Therefore the Firm will vote proxies on behalf of clients who have provided the requisite authorisation. Any proxy voting arrangements shall be approved by the Investment Team and the Compliance Officer.

The Firm must;

(a) Adopt and implement written policies and procedures that are reasonably designed to ensure that the Firm vote client securities in the best interest of clients.
(b) Disclose to clients how they may obtain information from the Firm about votes with respect to securities; and
(c) Describe to clients proxy voting policies and procedures and, upon request, provide a copy of the policies and procedures to the requesting client.

The duty of care requires the Firm to monitor corporate actions and vote client proxies. This does not necessarily mean that a failure to vote every proxy would necessarily violate fiduciary obligations. Due to the nature of some of the holdings, how they are registered, and our strategies, there will be many times when refraining from voting a proxy will be in the client's best interest. This will mainly be when it is determined that the cost of voting a proxy exceeds the expected benefit to a client.

The Firm has engaged an independent international governance research and voting service provider to enable the firm to vote stock on portfolios managed for its clients. The Firm believes that the independent third party provider has the necessary resources, in-depth knowledge and expertise to vote in the best interests of our clients and thus enables the firm to meet this key objective of the policy. The Firm can override the guideline voting recommendation of the independent international governance provider where the Firm disagrees with the guideline voting recommendation.

The Firm shall obtain from the independent international governance research and voting service provider a notification of all pending proxy vote opportunities. The Custodian will provide all proxy voting requests to the independent international governance research and voting service provider who shall make and retain these on behalf of the fund. The independent international governance research and voting service provider will notify the Custodian of all actions in respect of voting on proxies.

The Firm will notify clients of how they may obtain a copy of how the Firm voted free of charge and will provide a contact for that purpose.

Conflict of Interests in respect of voting Proxies
When the Firm has, or may have, a conflict of interest between it and its clients, or between one client and another, it must pay due regard to the interests of each customer and manage the conflict of interest fairly.

Where a conflict arises, or may arise, the Firm must not knowingly advise, or deal in the exercise of discretion, in relation to that transaction unless it takes reasonable steps to ensure fair treatment for the client. The Firm’s client agreements make a formal disclosure that such conflicts could arise (i.e. non-exclusivity), and by doing so puts the customer on notice of the possibility. This keeps the Firm within the strict letter of the rules and principles, but it is an overriding policy of the Firm that all such conflicts should be brought to the attention of the Compliance Officer in order that they may be sure that the firm’s procedures are adequate.

If an investment decision is made for any client that departs from previous advice or recorded strategy for that client or which may result in an increased risk profile for the client's portfolio, the Firm must record the reasons behind the decision. If the reasons are the same for a number of clients or transactions, only one record needs to be made. These records must be made in writing and be kept in the relevant client files.

PICTET ASSET MANAGEMENT

Proxy Voting Policy
Pictet Asset Management
March 2013

Table of Contents

1. Operational Items	2

2. Board of Directors	4

3. Capital Structure	7

4. Compensation	10

5. Other Items	11

6. Foreign Private Issuers listed on US Exchanges	14

APPENDIX I – Classification of Directors	15

Executive Director	15

Non-Independent Non-Executive Director (NED)	15

Independent NED	16

Employee Representative	16

March 2013 | PROXY VOTING POLICY |

1. Operational Items

ISSUE SUBJECT TO VOTE	VOTING POLICY
Financial Results/ Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
› There are concerns about the accounts presented or audit procedures used; or
› The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees
Vote FOR the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:
› There are serious concerns about the procedures used by the auditor;
› There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;
› External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;
› Name of the proposed auditors has not been published;
› The auditors are being changed without explanation; or
› Fees for non‐audit services exceed standard annual audit‐related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).
In circumstances where fees for non‐audit services include fees related to significant one‐time capital structure events (initial public offerings, bankruptcy emergencies, and spin‐offs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard "non‐audit fee" category, then such fees may be excluded from the non‐audit fees considered in determining the ratio of non‐audit to audit fees.
For concerns related to the audit procedures, independence of auditors, and/or name of auditors, PAM may vote AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, PAM may vote AGAINST remuneration of auditors if this is a separate voting item; otherwise PAM may vote AGAINST the auditor election.

March 2013 | PROXY VOTING POLICY |

ISSUE SUBJECT TO VOTE	VOTING POLICY
Appointment of Internal Statutory Auditors
Vote FOR the appointment or re-election of statutory auditors, unless:
› There are serious concerns about the statutory reports presented or the audit procedures used;
› Questions exist concerning any of the statutory auditors being appointed; or
› The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:
› The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
› The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative	Vote FOR most stock (scrip) dividend proposals Vote AGAINST proposals that do not allow for a cash option unless management demonstrate that the cash option is harmful to shareholder value.
Amendments to Articles of Association	Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term	Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership	Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements	Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business	Vote AGAINST other business when it appears as a voting item.

March 2013 | PROXY VOTING POLICY |

2. Board of Directors

ISSUE SUBJECT TO VOTE	VOTING POLICY
Director Elections
Vote FOR management nominees in the election of directors, unless:
› Adequate disclosure has not been provided in a timely manner;
› There are clear concerns over questionable finances or restatements;
› There have been questionable transactions with conflicts of interest;
› There are any records of abuses against minority shareholder interests; or
› The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labour representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.
Vote AGAINST employee and/or labour representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Vote AGAINST the election of directors of all companies if the name of the nominee is not disclosed in a timely manner prior to the meeting.
Grace period: Vote FOR the election of directors at all Polish companies and non-index Turkish Companies in 2013 even if nominee names are not disclosed in a timely manner prior to the meeting. Beginning in 2014, vote AGAINST the election of directors at all Polish companies and non-index Turkish companies if nominee names are not disclosed in a timely manner prior to the meeting.
Under extraordinary circumstances, vote AGAINST individual directors, members of a committee, or the entire board, due to:
› Material failures of governance, stewardship, risk oversight or fiduciary responsibilities at the company; or
› Failure to replace management as appropriate; or
› Egregious actions related to the director(s)' service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
[Please see the classification of Directors in Appendix 1]

March 2013 | PROXY VOTING POLICY |

ISSUE SUBJECT TO VOTE	VOTING POLICY
Contested Director Elections
For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, PAM will vote on a CASE-BY-CASE basis, determining which directors are best suited to add value for shareholders.
The analysis will generally be based on, but not limited to, the following major decision factors:
› Company performance relative to its peers;
› Strategy of the incumbents versus the dissidents;
› Independence of directors/nominees;
› Experience and skills of board candidates;
› Governance profile of the company;
› Evidence of management entrenchment;
› Responsiveness to shareholders;
› Whether a takeover offer has been rebuffed;
› Whether minority or majority representation is being sought.
When analyzing a contested election of directors, PAM will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e. maximize long-term shareholder value).

March 2013 | PROXY VOTING POLICY |

ISSUE SUBJECT TO VOTE	VOTING POLICY
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies as to whether the board is not fulfilling its fiduciary duties as evidenced by:
› A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or
› Any legal proceedings, (either . civil or criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or
› Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), we may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable us to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions	Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis. Vote AGAINST proposals to indemnify external auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

March 2013 | PROXY VOTING POLICY |

3. Capital Structure

ISSUE SUBJECT TO VOTE	VOTING POLICY
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with pre-emptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without pre-emptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without pre-emptive rights.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
› The specific purpose of the increase (such as a share-based acquisition or merger) does not meet the ISS guidelines for the purpose being proposed; or
› The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super-voting shares.

March 2013 | PROXY VOTING POLICY |

ISSUE SUBJECT TO VOTE	VOTING POLICY
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt	Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers	Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

March 2013 | PROXY VOTING POLICY |

ISSUE SUBJECT TO VOTE	VOTING POLICY
Share Repurchase Plans
Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:
› A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in UK/Ireland);
› A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and
› A duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.
Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. We may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders' interests. In such cases, the authority must comply with the following criteria:
› A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and
› A duration of no more than 18 months.
In markets where it is normal practice not to provide a repurchase limit, we will evaluate the proposal based on the company's historical practice. However, we expect companies to disclose such limits and, in the future, may vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:
› A holding limit of up to 10 percent of a company's issued share capital in treasury (“on the shelf”); and
› A duration of no more than 18 months.
In addition, we will vote AGAINST any proposal where:
› The repurchase can be used for takeover defences;
› There is clear evidence of abuse;
› There is no safeguard against selective buybacks; and/or
› Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Re-issuance of Repurchased Shares	Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value	Vote FOR requests to capitalize reserves for b onus issues of shares or to increase par value.

March 2013 | PROXY VOTING POLICY |

4. Compensation

ISSUE SUBJECT TO VOTE	VOTING POLICY
Compensation Plans	Vote compensation plans on a CASE-BY- CASE basis.
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

March 2013 | PROXY VOTING POLICY |

5. Other Items

ISSUE SUBJECT TO VOTE	VOTING POLICY
Reorganizations/ Restructurings	Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, we review publicly available information as of the date of the report and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
› Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, we place emphasis on the offer premium, market reaction, and strategic rationale.
› Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause us to scrutinize a deal more closely.
› Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
› Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? We will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.
› Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers	Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals	Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities	Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

March 2013 | PROXY VOTING POLICY |

ISSUE SUBJECT TO VOTE	VOTING POLICY
Related-Party Transactions
In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:
› The parties on either side of the transaction;
› The nature of the asset to be transferred / service to be provided;
› The pricing of the transaction (and any associated professional valuation);
› The views of independent directors (where provided);
› The views of an independent financial adviser (where appointed);
› Whether any entities party to the transaction (including advisers) are conflicted; and
› The stated rationale for the transaction, including discussions of timing.
If there is a transaction that is deemed to be problematic and that was not put to a shareholder vote, we may vote against the election of the director involved in the related-party transaction or the full board.

Anti-takeover Mechanisms	Generally vote AGAINST all anti-takeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

March 2013 | PROXY VOTING POLICY |

ISSUE SUBJECT TO VOTE	VOTING POLICY
Social / Environmental Issues
Issues covered under the policy include a wide range of topics, including consumer and product safety, environmental and energy, labour covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all votes focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.
Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:
› If the issues presented in the proposal are more appropriately dealt with through legislation or government regulation.;
› If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
› Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
› The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
› If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
› If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

March 2013 | PROXY VOTING POLICY |

6. Foreign Private Issuers listed on US Exchanges
Foreign Private Issuers (“FPIs”) are defined as companies whose business is administered outside the
US, with more than 50% of assets located outside the US; a majority of whose directors / officers are not US citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the US.
Companies that are incorporated outside of the US and listed solely on US exchanges, where they qualify as FPIs, will be subject to the following policy.
Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria, a majority-independent board, and the presence of an audit, a compensation and a nomination committee, each of which is entirely composed of independent directors.
Where the design and disclosure levels of equity compensation plans are comparable to those seen at US companies, US compensation will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the PAM Proxy Voting Policy.
All other voting items will be evaluated according to the PAM Proxy Voting Policy.

March 2013 | PROXY VOTING POLICY |

APPENDIX I – Classification of Directors
Executive Director

›	Employee or executive of the company;

›	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)

›	Any director who is attested by the board to be a non-independent NED;

›	Any director specifically designated as a representative of a significant shareholder of the company;

›	Any director who is also an employee or executive of a significant shareholder of the company;

›	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;

›
Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

›	Government representative;

›
Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

›
Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

›	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

›	Relative[1] of a current employee of the company or its affiliates;

›	Relative[1] of a former executive of the company or its affiliates;

›	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

›	Founder/co-founder/member of founding family but not currently an employee;

›	Former executive (5 year cooling off period);

›	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered. [4]

›	Any additional relationship or principle considered to compromise independence under local corporate best practice guidance.

March 2013 | PROXY VOTING POLICY |

Independent NED

›	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.
Employee Representative

›	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED

Footnotes:
[1]“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[2]Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction
(and hence subject to the associated materiality test) rather than a professional relationship.
[3]A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 per cent of the company’s turnover or 1 per cent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value
(of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 per cent of the company’s shareholder equity or the transaction value (of all outstanding financing operations) compared to the company’s total assets is more than 5 per cent.
[4]For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.
[5]For purposes of director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

March 2013 | PROXY VOTING POLICY |

Sirios Capital Management, L.P.

Proxy Voting Policies and Procedures

The Adviser’s Proxy Voting Procedures consist of (1) the statement of policy, (2) identification of the person(s) responsible for implementing this policy, (3) the procedures adopted by the Adviser to administer the policy and (4) the procedures adopted by the Adviser to implement the policy (the “Proxy Voting Procedures”)
1. Statement of Policy

As a fiduciary, the Adviser is required to, at all times, act solely in the best interest of its clients. Rule 206(4)-6 of the Advisers Act requires any registered investment adviser who votes proxies on behalf of clients to have written policies and procedures. The Adviser has adopted Proxy Voting Procedures that it believes are reasonably designed to insure that proxies are voted in the best interest of each Client, and in accordance with its fiduciary duties and Rule 206(4)-6 under the Advisers Act.

2. Who is Responsible For Implementing this Policy?

The Compliance Officer is responsible for implementing, updating and monitoring the Adviser’s Proxy Voting Procedures, for insuring appropriate disclosure is given to Clients and Fund investors, and assisting in the resolution of conflicts of interests. The Adviser has retained Institutional Shareholder Services (“ISS”), a third-party proxy voting service, to assist with the Adviser’s proxy voting responsibilities. ISS is responsible for the maintenance of copies of the Adviser’s proxy records, and related documentation. The Compliance Officer is responsible for maintenance of documentation, if any, in connection with conflict resolution. The Compliance Officer can delegate any of his or her responsibilities under this policy to another person.

3. Procedures to Administer this Policy

The Proxy Voting Procedures provide detailed guidelines as to the manner in which proxies will be voted and the basis for the voting decisions. The key elements for administering the Proxy Voting Procedures are summarized below:

Administration

An employee designated by the Compliance Officer should monitor, evaluate and update the Proxy Voting Procedures, as appropriate, which may include, for example, the following:

•	Providing a copy of the Proxy Voting Procedures, and any amendments, to all portfolio managers and to ISS (or any other delegate);

•	Ensuring that voting responsibility between the Adviser and the Client is clearly established;

•	When a material conflict of interest has been identified, taking the necessary steps to resolve the matter in accordance with the Adviser’s Proxy Voting Procedures;

•	Coordinating with third party delegates who have been retained to vote on behalf of the Adviser; and

•
Reviewing the Proxy Voting Procedures periodically as needed to assess their adequacy, including consulting with outside counsel to stay abreast of the regulations affecting the Advisor’s proxy voting obligations.

Client Disclosure

The Adviser is required to provide Clients with a summary of its Proxy Voting Procedures. Item 17 of Form ADV Part 2A contains a summary of the Adviser’s Proxy Voting Procedures and the Compliance Officer should take the necessary steps to ensure that this summary adequately discloses the parameters of the Adviser’s Proxy Voting Procedures.

A prospective Private Fund investor or separate account client will receive the summary of the Adviser’s Proxy Voting Procedures in Form ADV Part 2A. See the Investor Intake Procedures – Private Funds and Client Intake Procedures– Separate Accounts sections of this Manual.

A Registered Fund is required to file an annual report on Form N-PX indicating how the Adviser voted proxies for the Registered Fund’s portfolio securities. In its capacity as an adviser or subadviser to a Registered Fund, the Adviser generally will not be charged with making a Registered Fund’s filings on Form N-PX. However, it is the Adviser’s policy to provide timely and accurate information to the investment adviser or other party designated by the Registered Fund to make the requisite filings on its behalf, in accordance with the terms of its subadvisory agreement with the Adviser.

A Registered Fund’s board typically also requires that an amendment to the investment adviser’s proxy voting policy or instance of voting a proxy contrary to such policy be reported to the board in a manner and timeframe set forth in the Registered Fund’s advisory or subadvisory agreement. The Compliance Officer shall maintain a record for each Registered Fund of all proxy voting information and reports that must be provided by the Adviser to, or on behalf of, the Registered Fund in accordance with the terms of its advisory or subadvisory agreement. The Compliance Officer shall be responsible for the preparation and timely delivery of such information and reports, which may be due periodically, upon request, or upon the occurrence of specified events.

Client Requests for Proxy Records

Investor Relations personnel should forward any requests by a Client for its proxy voting records to the Compliance Officer. The Compliance Officer shall determine the appropriate response and either the Compliance Officer or a member of the Investor Relations department shall respond to all client requests for documentation relating to proxies voted on their behalf.

Maintaining Records

The Compliance Officer should maintain the following records:

•	A copy of the Adviser’s Proxy Voting Procedures and all amendments;

•	Copies of communications with Clients regarding proxy voting;

•	Evidence of disclosure of the Proxy Voting Procedures to all Registered Funds, Private Fund investors and separate account clients through Form ADV Part 2A;

•	A record of each Client’s request for proxy voting records (if any);

•	Any record or analysis created by the Adviser to assist it in voting proxies;

•	Documentation of the basis for any exception or deviation from the Adviser’s Proxy Voting Procedures in voting a proxy for a Registered Fund’s portfolio securities; and

•	Documentation, if any, created relating to the resolution of conflicts.

ISS should maintain, on behalf of the Adviser, the following records:

•	Copies of each proxy received;

•	A record of votes cast; and

•	Documentation created that is material to the voting decisions.

4. Procedures to Implement this Policy

A. Proxy Voting Authority. Unless otherwise specifically directed by a separate account client, Registered Fund or Private Fund (each a “Client”) in writing, the Adviser is responsible for the voting of proxies related to securities that it manages on behalf of its Clients. Any directions from Clients to the contrary must be provided in writing.

B. Policy Statement. The Advisers Act requires the Adviser, at all times, to act solely in the best interest of its clients. The Adviser has adopted and implemented Proxy Voting Procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of Clients, in accordance with the Adviser’s fiduciary duties, and consistent with the requirements of Rule 206(4)-6 under the Advisers Act.

The Adviser has established these Proxy Voting Procedures in a manner that is generally intended to support the ability of management of a company soliciting proxies to run its business in a responsible and cost effective manner while staying focused on maximizing shareholder value. Accordingly, the Adviser generally votes proxies in accordance with management’s recommendations. This reflects the basic investment criteria that good management is shareholder focused. The Adviser may, however, from time to time vote proxies against management’s recommendations, in accordance with the guidelines set forth in these Proxy Voting Procedures.

C. Institutional Shareholder Services. In order to facilitate the proxy voting process, the Adviser has retained the services of Institutional Shareholder Services (“ISS”) as experts in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, auditing, recordkeeping, and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Adviser may rely upon ISS research in establishing its proxy voting guidelines and many of the Adviser’s guidelines are consistent with ISS positions, the Adviser may deviate from ISS recommendations on general policy issues or specific proxy proposals.

•
Meeting Notification. The Adviser utilizes ISS’ voting agent services to receive notification of upcoming shareholder meetings for portfolio companies and to transmit votes to the appropriate custodians for its Clients. ISS tracks and reconciles the Adviser’s holdings and list of portfolio companies against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to the Adviser through an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

•
Vote Determination. ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, the Adviser may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with the Adviser.

•
Conflicts of Interest. In the event the Adviser becomes aware that there may be a material conflict of interest between the interests of its clients and its interests (including those of its affiliates, managers, officers, employees and other similar persons) (referred to hereafter as a “potential conflict”) the Adviser generally votes the proxy consistent with the voting recommendation of ISS.

D. Limitations on the Adviser’s Responsibilities

1. Limited Value. The Adviser may abstain from voting a client proxy if the Adviser concludes that the effect on a client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

2. Costs exceed benefits. The Adviser may abstain from voting a client proxy if the Adviser believes that the costs of voting the proxy exceed the expected benefit to the client of voting the proxy. For example, the Adviser generally will not attempt to segregate or recall securities on loan for the purpose of voting proxies because as a general matter, the cost and difficulty of recalling or segregating these securities does not outweigh the benefits associated with related securities lending activity.

3. Borrowed Securities. The Adviser shall use its best efforts to vote securities borrowed by a Fund’s prime broker through a collateral arrangement, by instructing the Funds’ prime brokers to move any securities they have borrowed into a segregated account for upcoming proxy record dates. The Adviser recognizes that such instructions are subject to limitations based on the prime broker’s policies, and the Adviser shall not be responsible for ensuring that such securities are actually moved to a segregated account or voted.

4. Special Client Considerations.

a. Registered Funds. The Adviser votes proxies of its mutual fund clients, if any, subject to the Registered Funds’ applicable investment restrictions.

b. ERISA Accounts. With respect to any Clients subject to ERISA, the Adviser votes proxies in accordance with its duty of loyalty and prudence, in compliance with the plan documents, as well as its duty to avoid prohibited transactions.

5. Client Direction. Unless otherwise directed by a client in writing, the Adviser is responsible for voting proxies related to securities that it manages for the Clients. A Client may from time to time direct the Adviser in writing to vote proxies in a manner that is different from the guidelines set forth in these Proxy Voting Procedures. The Adviser will follow any such written direction for proxies after its receipt of such written direction.

E. Disclosure. Private Fund investors may request information regarding how their Private Fund’s proxies were voted from Adviser, which in turn may provide such information on the basis of reports provided to the Adviser by ISS. A separate account client for whom the Adviser is responsible for voting proxies also may obtain information from the Adviser regarding how the Adviser voted the client’s proxies. Registered Fund investors may review a full record of how the Adviser voted proxies for the portfolio securities of the Registered Fund in its annual report on Form N-PX, available at www.sec.gov.

F. Review and Changes. The Adviser shall from time to time review these Proxy Voting Procedures and may adopt changes based upon its experience, evolving industry practices and developments in applicable laws and regulations. Unless otherwise agreed to with a Client, the Adviser may change these Proxy Voting Procedures from time to time without notice to, or approval by, any Client (or, in the case of a Fund, any Fund investor). However, with respect to Registered Funds for which the Adviser serves as subadviser, the Adviser may be required to provide notice of changes in these Proxy Voting Procedures pursuant to the Registered Fund’s subadvisory agreement. Clients may request a current version of the Adviser’s Proxy Voting Procedures by contacting the Compliance Officer. Private Fund investors may request a current version of our Proxy Voting Procedures from the directors or general partner of their Private Fund. Registered Fund investors may review a description or copy of the Adviser’s Proxy Voting Procedures in the Registered Fund’s registration statement.

G. Delegation. The Adviser has delegated certain of its responsibilities under these Proxy Voting Procedures to ISS, as described above, and may, in the future, delegate additional responsibilities to ISS or other third party. However, the Adviser retains final authority for proxy voting. The Adviser shall oversee the ISS relationship and shall monitor ISS (or such other delegate determined by the Adviser) for compliance with these Proxy Voting Procedures.

H. Maintenance of Records. The Adviser or ISS shall maintain its records with respect to proxies in accordance with the requirements of the Advisers Act. The Adviser may, but need not, maintain proxy statements that it receives regarding Client securities to the extent that such proxy statements are available on the SEC’s EDGAR system. The Adviser also may rely upon one or more third parties to maintain certain records required to be maintained by the Advisers
Act.

SOUND POINT CAPITAL MANAGEMENT, LP

POLICY REGARDING PROXY VOTING

Purpose and Scope
The purpose of this policy and its related procedures regarding voting proxies for securities held in Client accounts and for which Sound Point has been delegated proxy voting authority (“Client Proxies”) is to establish guidelines regarding Client Proxies that are reasonably designed to conform with the requirements of applicable law (this “Policy”).
General Policy
Rule 206(4)-6 of the Advisers Act requires a registered investment adviser that exercises proxy voting authority over client securities to: (i) adopt and implement written policies and procedures that are reasonably designed to ensure that the investment adviser votes proxies related to client securities in the best interest of its Clients; (ii) ensure that the written policies and procedures address material conflicts that may arise between the interests of the investment adviser and those of its Clients; (iii) describe its proxy voting procedures to clients, and provide copies of such procedures upon request by such clients; and (iv) disclose to clients how they may obtain information from the investment adviser about how the adviser voted with respect to their securities. Sound Point is committed to implementing policies and procedures that conform to the requirements of the Advisers Act. To that end, it has implemented this Policy to facilitate Sound Point’s compliance with Rule 206(4)-6 and to ensure that proxies related to Client Securities are voted (or not voted) in a manner consistent with the best interest of its Clients.
Proxy Voting Policy
Rule 206(4)-6 of the Advisers Act requires a registered investment adviser that exercises its authority to vote Client Proxies to: (i) adopt and implement written policies and procedures that are reasonably designed to ensure that the investment adviser votes Client Proxies in the best interest of its Clients; (ii) ensure that the written policies and procedures address material conflicts that may arise between the interests of the investment adviser and those of its Clients; (iii) describe its proxy voting procedures to clients, and provide copies of such procedures upon request by such clients; and (iv) disclose to clients how they may obtain information from the investment adviser about how the adviser voted their proxies.
Sound Point generally has proxy voting authority over securities held in Client accounts for which it has discretionary investment management responsibility. Proxy voting, however, is not an integral component of Sound Point’s investment strategy, which focuses primarily on investments and trading in fixed income, credit and credit-linked securities (collectively referred to herein as “credit positions”). These types of securities do not typically convey voting rights to the holder. To the extent Clients holds equity securities, it will generally be for the purpose of hedging credit positions or for short-term trading strategies. In the absence of a specific duty, if Sound Point does not believe the exercise of a proxy vote right will have a material economic impact on the client account, Sound Point may not exercise its voting authority with respect to a proxy. In addition, Sound Point may elect to not vote a proxy if the cost of voting, or time commitment required to vote a proxy outweighs the expected benefits of voting the proxy.
These policies and procedures do not mandate that Sound Point vote every Client Proxy that it receives. There may be circumstances when refraining from voting a proxy is in a Client’s best interest, such as when and if Sound Point determines that the cost of voting the proxy exceeds the expected benefit to the Client. Further, Sound Point will not vote proxies for which a Client has not delegated voting authority to Sound Point. Sound Point shall vote all proxies related to Client Accounts where such account has mandated such practice (e.g. 40 Act Clients, Client accounts that specifically instructed Sound Point to vote proxies). With respect to ERISA clients, Sound Point will act prudently and solely in the interest of the participants and beneficiaries of such ERISA client.

Proxy Voting Procedures
Procedures
The CCO or his designee is responsible for determining whether a particular proxy vote may have a material economic impact on an underlying Client position or trading strategy and, if so, instructing the custodian to act in the manner which the CCO believes will increase the value of the underlying credit position or short-term trading strategy. In make any such determination, the CCO shall consider any potential conflicts of interest which may exist and shall at all times act in the manner in which he believes will further the economic interests of the clients. The CCO shall document the rationale for any decision to vote or not to vote a proxy.
Sound Point has retained BroadRidge/ProxyEdge to assist it in coordinating and voting Client Proxies. The CCO or his designee will monitor the third-party to assure that all proxies are being properly voted and appropriate records are being retained.
Any employee, officer or director of Sound Point receiving an inquiry directly from a company holding a proxy contest must promptly notify the CCO.
Conflicts of Interest
Sound Point will not put its own interests ahead of a Client’s interest at any time, and will resolve any potential conflicts between its interests and those of its Clients in favor of its Clients. The CCO will be primarily responsible for determining whether a conflict of interest exists in connection with any Client Proxy vote. The CCO will presume a conflict of interest to exist whenever Sound Point or any partner, member, affiliate, subsidiary or employee of Sound Point has a personal or business interest in the outcome of a particular matter before shareholders.
Limitations on Proxy Voting
Sound Point will not be obliged to vote a Client Proxy if Sound Point reasonably determines that the cost of voting such Securities would exceed the expected benefit to the Client.
Disclosure to Clients
Form ADV Disclosure
Sound Point will disclose in Part 2A of its Form ADV that Clients may contact the CCO during regular business hours, via email or telephone, to obtain information on how Sound Point voted such Client’s proxies for the past 5 years. The summary of this Policy included in Sound Point’s Part 2A of its Form ADV will be updated whenever this Policy is revised. Clients may also receive a copy of this Policy upon their request.
Note that updating the Form ADV with a change to the proxy voting policy outside of the annual update is voluntary. However, Sound Point will need to communicate to the Client any changes to this Policy affecting its fiduciary duty.
Client Requests for Information
Clients and Private Fund Investors may request a copy of this Policy and/or information about how Sound Point has voted securities in their behalf (or, with respect to a Private Fund) account by contacting Sound Point. Sound Point will not disclose proxy votes made on behalf of a Client to other Clients or third parties unless specifically requested, in writing, by the Client. However, to the extent that Sound Point may serve as sub-adviser to another adviser to a client, Sound Point will be deemed to be authorized to provide proxy voting records on such Accounts to such other adviser.

Recordkeeping
In accordance with the recordkeeping requirements of Rule 204-2 of the Advisers Act, Sound Point will, for a period of at least 5 years from the end of the fiscal year during which the record was finalized, maintain or have ready access to the following documents, the first 2 years in an appropriate office of Sound Point:

(i)	a copy of this Policy;

(ii)	a copy of each proxy statement received by Sound Point regarding Securities held on behalf of its Clients;

(iii)	a record of each vote cast by Sound Point on behalf of its Clients;

(iv)	a copy of any documents prepared by Sound Point that were material to making a decision how to vote, or that memorialized the basis for such decision; and

(v)
a copy of each written request received from a Client as to how Sound Point voted proxies on its behalf, and a copy of any written response from Sound Point to any (written or oral) Client request for information on how Sound Point voted proxies on its behalf.

To fulfill some of these recordkeeping requirements, Sound Point may rely on proxy statements filed on EDGAR and proxy statements and records of proxy votes cast that are maintained with a proxy voting service or other third-party, provided that Sound Point has obtained an undertaking from such third-party to provide a copy of the documents promptly upon request.
Additionally Sound Point shall collect proxy information necessary for the preparation and filing of any required forms, such as Form N-PX.
Sound Point will retain each of the records listed above in accordance with Sound Point’s Policy Regarding Recordkeeping.

SPECTRUM ASSET MANAGEMENT, INC.

POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

GENERAL POLICY

Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations).  While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:

•	That Spectrum act solely in the interest of its clients in providing for ultimate long-term stockholder value.

•	That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

•	That the custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of the custodian bank to deliver all proxies we are entitled to vote.

•	That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).

•	That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A.	Following ISS’ Recommendations

Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities.  Spectrum follows ISS Standard Proxy Voting guidelines (the “Guidelines”).  The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

Spectrum generally votes proxies in accordance with ISS’ recommendations.  When Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.

From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities.  Because this practice may present a conflict of interest for ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.  Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.

B.	Disregarding ISS’ Recommendations

Should Spectrum determine not to follow ISS’ recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote. The Report for Proxy Vote(s) against RiskMetrics Recommendation(s), Exhibit A hereto, shall be completed in each such instance.

Spectrum will classify proxy vote issues into three broad categories:  Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact.  Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category.  New and unfamiliar issues are constantly appearing in the proxy voting process.  As new issues arise, we will make every effort to classify them among the following three categories.  If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”

As a fiduciary, Spectrum owes its clients an undivided duty of loyalty.  We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.  This is true with respect to proxy voting and thus Spectrum has adopted the following procedures for addressing potential or actual conflicts of interest.

Identifying a Conflict of Interest. There may be a material conflict of interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy.  To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.

Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution.  At least annually, the CCO will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”) to assess which, if any, could give rise to a conflict of interest.  CCO’s review will focus on the following three categories:

•
Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent).  For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.

•
Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.

•
Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:

•	A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.

•	Publicly available information.

•	Information generally known within Spectrum.

•
Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to the CCO prior to any substantive discussion of a proxy matter.

•
Information obtained periodically from those persons whom the CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).

The CCO may, at his discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person.  With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.

Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution.  The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.

Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:

1.
Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.  For purposes of proxy voting, it will be presumed that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount of $1,000,000.  Different percentages or dollar amounts may be used depending on the nature and degree of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).

2.
Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated based on the facts and circumstances of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution.  As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.

Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation.  If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly.  If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each as to the manner in which Spectrum proposes to vote.

Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum’s Compliance Department.

PROXY VOTING GUIDELINES

CATEGORY I:  Routine Administrative Items

Philosophy:  Spectrum is willing to defer to management on matters of a routine administrative nature.  We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders.  Examples of issues on which we will normally defer to management’s recommendation include:

1.	selection of auditors

2.	increasing the authorized number of common shares

3.	election of unopposed directors

CATEGORY II:  Special Interest Issues

Philosophy:  While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas.  Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum’s clients.  We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders.  However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III:  Issues Having the Potential for Significant Economic Impact

Philosophy:  Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.  We believe such issues should be carefully analyzed and decided by the owners of the corporation.  Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.

1.
Classification of Board of Directors.   Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year.  Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms.  Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.  In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.

2.
Cumulative Voting of Directors.  Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard.  The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors.  Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders.  Outside shareholder involvement can encourage management to maximize share value.  We generally support cumulative voting of directors.

3.
Prevention of Greenmail.  These proposals seek to prevent the practice of “greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company.  Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.  By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs.  Shareholders are left with an asset-depleted and often less competitive company.  We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual.  We are opposed to greenmail and will support greenmail prevention proposals.

4.
Supermajority Provisions.  These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.  These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger.  In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

5.
Defensive Strategies.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

6.
Business Combinations or Restructuring.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

7.
Executive and Director Compensation.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

Exhibit A to Proxy Policy

Report for Proxy Vote(s) Against RiskMetrics Recommendation(s)

This form should be completed in instances in which SAMI Portfolio Manager(s) decide to vote against RiskMetrics recommendations.

1. Security Name / Symbol:

2. Issue up for vote:

3. Summary of RiskMetrics recommendation (see attached full RiskMetrics recommendation:

4. Reasons for voting against RiskMetrics recommendation (supporting documentation may be attached):

5. Determination of potential conflicts (if any):

6. Contacted Compliance Department: Yes / No

Name of individual contacted:
Date:

7. Contacted other SAMI portfolio managers who have position in same security:

Yes / No
Name of individual contacted:
Date:

8. Portfolio Manager Signature:
Date:
Portfolio Manager Name:

Portfolio Manager Signature*:
Date:
Portfolio Manager Name:
*Note: All Portfolio Managers who manage portfolios that hold relevant security must sign.

Proxy Voting Procedures
Symphony has adopted the following procedures with respect to proxy voting on behalf of Clients:

1.
Symphony, through a third party proxy advisor (the “Proxy Advisor”), will vote proxies in accordance with the guidelines of such Proxy Advisor, unless a conflict of interest exists or a portfolio manager determines that a proxy should be voted otherwise than in accordance with Symphony’s Proxy Guidelines, in which event, the procedure set forth in paragraphs 8-9 below will be followed.

2.	Symphony’s Proxy Voting Subcommittee with Legal and Compliance’s assistance is responsible for:

(a)	adopting and reviewing these Policies and Procedures to ascertain if such Policies and Procedures have been reasonably designed to ensure that proxies are voted in the best interest of its Clients;

(b)	revising these Policies and Procedures, as appropriate to comply with new regulatory initiatives, laws and rules

(c)
prior to retaining a new Proxy Advisor, or if a Proxy Advisory currently provides services to the Firm, reviewing the capacity and competency of the existing or new Proxy Advisor to adequately analyze proxy issues, which review will take into account the Proxy Advisor’s staffing, policies and procedures with respect to its ability to ensure that its proxy voting recommendations are based on current and accurate information as well as identify and address conflicts of interest and such other considerations the Proxy Voting Subcommittee believes are appropriate;

(d)	reviewing the Proxy Advisor’s voting guidelines at least annually and promptly after any updates or changes are received; and

(e)
at least annually, reevaluating the capacity and competency of its Proxy Advisor to vote proxies for the Firm’s Clients, which review will include assessing changes to the Proxy Advisory’s business, staffing, conflict policies and any conflicts and voting errors that arose during the year and such other matters as the Subcommittee deems appropriate;

3.
Daily, Symphony will deliver electronically to the Proxy Advisor a list of all voting shares owned by funds Symphony acts as Investment Advisor, Collateral Manager or likewise, for which the Client has approved that role, and the number of shares owned.

4.	When any new account is set up, Symphony will notify the Custodian that all ballots must be forwarded to the Proxy Advisor.

5.
Every two weeks, Symphony will review information on proxies voted during the previous 30 days and upcoming votes in the next 15 days. The information will include number of shares, the Client name and how the proxy has been voted or will be voted, unless Symphony notifies them to vote otherwise.

6.
Operations will reconcile this information to ensure that all proxies have been voted in accordance with the Proxy Advisor’s guidelines, or if the provider was instructed to vote other than in accordance with its guidelines, as set forth in paragraph 9 below.

7.
The Proxy Advisor will automatically send an email to the portfolio managers listing all upcoming proxy votes containing a description of the matter and managements’ and the Proxy Advisor’s recommendations.

8.
If a portfolio manager believes that it is in the Client’s best interest to vote the proxy other than as recommended by the Proxy Advisor in accordance with such Proxy Advisor’s guidelines, he/she will notify Operations and provide the basis for such exception. Operations will forward the exception to the members of the Proxy Voting Subcommittee for review and approval. Senior management will be consulted, if appropriate.

9.
Operations will notify the Proxy Advisor if any proxies (including any in which the Client has provided specific voting instructions) should be voted other than in accordance with the Proxy Advisor’s guidelines and check that the proxy was voted in accordance with the specific instructions.

10.
In the event that any debt securities or loans are exchanged for equities or a company is reorganized and Symphony receives equity securities, Operations will be responsible for making sure that such securities are included on the list of securities that it electronically forwards to the Proxy Advisor in accordance with paragraph 3 above.

11.
Any proxies received directly by Symphony from the Issuer or its agent, will either be forwarded to the Proxy Advisor, or if Symphony must vote the proxy directly, such as in a matter involving bankruptcy or a restructuring, Operations with consult with the CIO, PM, Head of Research or other member of the investment team how to vote the proxy.

12.	Any Client requests for a copy of Symphony’s Policies Guidelines, and Procedures or a Summary of proxy votes will be promptly responded to by Client Services.

13.
If a Client requests how proxies were voted for their accounts, Client Service will notify Operations and Compliance, and Operations will promptly contact the proxy voting service provider to obtain the requested. The voting summary will specify the issuer, meeting dates, proxy proposals and votes cast for the Client during the period and the position taken on each issue.

14.
Records of proxy voting, documentation as to the resolution of conflicts, and Client requests and responses to such requests will be maintained in accordance with Symphony’s Books and Record Requirements as described in Symphony’s Compliance Manual.

Revised
July 15, 2016

THREE BRIDGES CAPITAL, L.P.
PROXY VOTING POLICY AND PROCEDURES
Adopted January 1, 2013
I.    STATEMENT OF POLICY
Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Adviser has retained Institutional Shareholder Services Inc. (“ISS”) to assist it with the development of proxy voting policies, procedures and guidelines (the “Procedures & Guidelines”) that are designed with the intent of ensuring that the Adviser votes proxies with respect to client securities in the best interests of its clients and in accordance with the Policies & Guidelines. The Compliance Officer will work with and monitor ISS, with the assistance of various personnel of the Adviser (i.e., analysts, portfolio manager, operations, and compliance personnel), to assure that, to the extent reasonably practicable, all proxies are being properly voted and appropriate records are being retained. The Adviser’s client accounts hold investments in many non-U.S. issuers that are not necessarily subject to proxy rules that are similar to those applicable to U.S-based issuers. Consequently, there may be circumstances that prevent the Adviser from effectively voting each proxy relating to securities held in its client’s accounts.
II.    VOTING GUIDELINES
General Policy
The Procedures & Guidelines address a variety of matters including, but not limited to, election of the board of directors, transparency and integration of financial reporting, the link between compensation and performance, and corporate governance and shareholder value. The Compliance Officer will maintain a copy of the current Procedures & Guidelines. In general:

•
The Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors and increases in or reclassification of common stock.

•
The Adviser will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights and create supermajority voting.

For all other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

•	whether the proposal was recommended by management and the Adviser's opinion of management;

•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.

III.    CONFLICTS OF INTEREST
1.    The Compliance Officer, with the assistance of ISS, will identify any conflicts that exist between the interests of the Adviser and its clients. This examination will include a review of the relationship of the Adviser and its affiliates with the issuer of each security.
2.    If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. The Adviser will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of any client that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients (if any), if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves. Absent the client reserving voting rights, the Adviser will vote the proxies solely in accordance with the policies outlined in Section II, “Voting Guidelines” above.
IV.    DISCLOSURE
1.    The Adviser will disclose in Part 2A of its Form ADV that each client may contact the Compliance Officer, via e-mail or telephone, in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of the Procedures & Guidelines. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired: (i) the name of the issuer; (ii) the proposal voted upon; and (iii) how the Adviser voted the client’s proxy.
2.    A concise summary of the Procedures & Guidelines will be included in Part 2A of the Adviser’s Form ADV, and will be updated whenever these policies and procedures are updated.
V.    RECORDKEEPING
The Compliance Officer will maintain files relating to the Adviser’s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

•	copies of this proxy voting policy and procedures, and any amendments thereto;

•
a copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available, or the assistance of ISS;

•	a record of each vote that the Adviser casts;

•	a copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision; and

•
a copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

TORTOISE CAPITAL ADVISORS, L.L.C.
PROXY VOTING POLICIES AND PROCEDURES

1.	Introduction

Unless a client is a registered investment company under the Investment Company Act of 1940 or a client requests Tortoise Capital Advisors, L.L.C. (the “Adviser”) to do so in writing, the Adviser does not vote proxy materials for its clients. In the event the Adviser receives any proxies intended for clients who have not delegated proxy voting responsibilities to the Adviser, the Adviser will promptly forward such proxies to the client for the client to vote. When requested by the client, the Adviser may provide advice to the client regarding proposals submitted to the client for voting. In the event an employee determines that the Adviser has a conflict of interest due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the Chief Compliance Officer who will advise the Investment Committee, and the Investment Committee will decide whether the Adviser should either (1) disclose to the client the conflict to enable the client to evaluate the advice in light of the conflict or (2) disclose to the client the conflict and decline to provide the advice.
In cases in which the client is a registered investment company under the Investment Company Act of 1940 or in cases where the client has delegated proxy voting responsibility and authority to the Adviser, the Adviser has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients. In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client. In situations where Adviser accepts such delegation and agrees to vote proxies, Adviser will do so in accordance with these Policies and Procedures. The Adviser may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for such proxy voting. If there are any differences between these policies and procedures and the proxy voting policies and procedures adopted by a registered investment company client, the policies and procedures of the registered investment company client will supersede these policies and procedures.

2.	General

a.
Because of the unique nature of the Master Limited Partnerships (“MLPs”), the Adviser shall evaluate each proxy of an MLP on a case-by-case basis. Because proxies of MLPs are expected to relate only to extraordinary measures, the Adviser does not believe it is prudent to adopt pre-established voting guidelines.

b.
In the event requests for proxies are received with respect to the voting of equity securities other than MLP equity units, on routine matters, such as election of directors or approval of auditors, the proxies usually will be voted with management unless the Adviser determines it has a conflict or the Adviser determines there are other reasons not to vote with management. On non-routine matters, such as amendments to governing instruments, proposals relating to compensation and stock option and equity compensation plans, corporate governance proposals and shareholder proposals, the Adviser will vote, or abstain from voting if deemed appropriate, on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders. In the event requests for proxies are received with respect to debt securities, the Adviser will vote on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.

c.
The Investment Committee of the Adviser, or a Managing Director of the Adviser designated by the Investment Committee as listed on Exhibit A hereto (the “Designated Managing Director”), is responsible for monitoring Adviser’s proxy voting actions and ensuring that (i) proxies are received and forwarded to the appropriate decision makers; and (ii) proxies are voted in a timely manner upon receipt of voting instructions. The Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.

d.
The Investment Committee of the Adviser, or the Designated Managing Director, shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (i) significant client relationships; (ii) other potential material business relationships; and (iii) material personal and family relationships.

e.
All decisions regarding proxy voting shall be determined by the Investment Committee of the Adviser, or the Designated Managing Director, and shall be executed by a the Designated Managing Director or another portfolio team Managing Director of the Adviser or, if the proxy may be voted electronically, electronically voted by any such Managing Director of the Adviser or his designee, including any of the individuals listed on Exhibit A hereto. Every effort shall be made to consult with the portfolio manager and/or analyst covering the security.

f.	The Adviser may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).

3.	Conflicts of Interest
The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if one or more of the members of the Investment Committee of the Adviser actually knew or should have known of the conflict. The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

•	A principal of the Adviser or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.

•	An immediate family member of a principal of the Adviser or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.

•	The Adviser, any venture capital fund managed by the Adviser, or any affiliate holds a significant ownership interest in the portfolio company.
This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the Adviser’s Chief Compliance Officer.
If a material conflict is identified, Adviser management may (i) disclose the potential conflict to the client and obtain consent; or (ii) establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the persons making the voting decisions.

4.	Recordkeeping
The Investment Committee of the Adviser, or personnel of the Adviser designated by the Investment Committee as listed on Exhibit A hereto, are responsible for maintaining the following records:

•	proxy voting policies and procedures;

•
proxy statements (provided, however, that the Adviser may rely on the Securities and Exchange Commission’s EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);

•	records of votes cast and abstentions; and

•	any records prepared by the Adviser that were material to a proxy voting decision or that memorialized a decision.

Revised effective as of January 1, 2015

Exhibit A
Managing Director of the Adviser Designated by Investment Committee (“Designated Managing Director”)
Each of the following is a “Designated Managing Director” and may act individually as such for purposes of these Proxy Voting Policies and Procedures
Brian Kessens
James Mick
Matt Sallee
Rob Thummel

Designees for Electronic Voting of Proxies
Rob Thummel
Matt Sallee
James Mick
Brian Kessens
Braden Cielocha
Nick Holmes
Brett Castelli
Brea Schmidt

Designated Personnel for Record Keeping
Connie Savage
Diane Bono

Exhibit A amended effective as of January 1, 2015

WELLINGTON MANAGEMENT
GLOBAL PROXY POLICY AND PROCEDURES

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INTRODUCTION

Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.

STATEMENT OF POLICY

Wellington Management:

1) Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2) Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.

3) Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

RESPONSIBILITY AND OVERSIGHT

Investor and Counterparty Services (“ICS”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Corporate Governance Committee to develop practices that implement those requirements. Day-to-day administration of the proxy voting process is the responsibility of ICS, which also acts as a resource for portfolio managers and research analysts on proxy matters, as needed. The Corporate Governance Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.

PROCEDURES

Use of Third-Party Voting Agent
Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.

WELLINGTON MANAGEMENT
GLOBAL PROXY POLICY AND PROCEDURES

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Receipt of Proxy
If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.

Reconciliation
Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, ICS conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.

Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:
• Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by ICS and voted in accordance with the Guidelines.
• Issues identified as “case-by-case” in the Guidelines are further reviewed by ICS. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.
• Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.

Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact ICS about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.

WELLINGTON MANAGEMENT
GLOBAL PROXY POLICY AND PROCEDURES

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OTHER CONSIDERATIONS

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending
In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration
Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).

ADDITIONAL INFORMATION

Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: 1 January 2015

YORK CAPITAL MANAGEMENT

YORK CAPITAL MANAGEMENT GLOBAL ADVISORS, LLC
YORK REGISTERED HOLDINGS, L.P.

November 2012

15	PROCEDURE FOR PROXY VOTING AND OTHER CORPORATE ACTIONS
Rule 206(4)-6 requires that York have written policies governing proxy voting. York is required to vote proxies in a manner that furthers the best interests of its clients. York is required to disclose to clients, upon request, the way in which it votes proxies for their accounts. In addition, York must disclose its proxy voting policies to clients.
Proxy statements are forwarded to York by the custodians who hold client portfolios or via the ISS proxy system. Clients have appointed us by contract to execute and sign proxies on their behalf.
Each corporate proxy statement is reviewed by at least one Portfolio Manager. The Portfolio Manager gives instruction as to how each item is to be voted.
15.1    PROXY VOTING POLICIES AND PROCEDURES
The Firm has adopted proxy voting policies and procedures, to guide York's exercise of this responsibility on behalf of the Funds and other clients. Information on the proxy voting record of YRH with respect to the Registered Funds is available upon request and posted periodically with the SEC in accordance with Investment Company Act requirements.
The Firm generally votes proxies in accordance with the Portfolio Manager's determination of what outcome is in the best interest of the particular Fund. The Firm's accounting department keeps a record of each vote and a brief explanation for the vote for a period of six years. Compliance will spot check to ensure that the proxies are being voted and that a record of each vote is maintained.
Voting is subject to the advisory agreements of the respective Funds and managed accounts. With respect to shareholder governance, covenants, social issues and other votes, it is the policy of York to discuss each of these votes and issues in order to determine its position on a case by case basis. York may, upon occasion, delegate, pursuant to its approved voting procedures, the right to vote on particular issues to the individual monitoring that investment. Each PM considers the vote and votes as he determines is best for that particular fund. The Firm uses a product from ISS/Risk Metrics to keep track of and document the particular vote.
York seeks to identify conflicts it may have in voting proxies. In the event of a conflict, York will either: a. abstain from voting if the vote is not likely to be affected; b. retain an disinterested third party adviser to advise on the vote; c. vote the shares in proportion to other “yes” and “no” votes received by the issuer; d. in the case of a Registered Fund, vote the shares as directed by a committee of independent directors; or e. take such other actions, as may be appropriate in the particular context.
15.2    OTHER CORPORATE ACTIONS
York is responsible for responding to corporate actions, including notices of class action litigation on behalf of shareholders, with regard to certain advisory clients, including the Registered Funds. As a fiduciary, York must respond timely to certain corporate actions. The York staff member responsible for handling corporate actions will contact (or provide a copy of the corporate action) to the appropriate Portfolio Manager to determine whether the Firm will respond to the corporate action. If it is concluded that the corporate action requires a response, a York staff member will ensure that the filing deadline is met and will maintain a log of all such corporate actions. Copies of corporate actions will be maintained in a centralized file in accordance with usual book and recordkeeping procedures.

15.3    DISCLOSURES OF PROXY VOTING AND POLICIES
Investment advisers and investment companies are required to disclose their proxy policies and procedures, and to make available, upon request, their proxy voting record. Proxy voting records of registered investment companies are required to be filed with the SEC. Information on York's proxy voting policies is contained in the ADV Part 2A of YGA and in the offering documents of the Registered Funds. Information regarding the Firm's voting record will be available to investors upon request. With regard to the Registered Funds, the voting record will also be available on the SEC's website.

PART C. OTHER INFORMATION
Item 28. Exhibits.

(a)	(1)	Articles of Amendment and Restatement dated 05/15/2012 – Filed as Ex-99(a)(1)a on 06/13/2012 (Accession No. 0001144204-12-034634)

	(2)	Articles Supplementary dated 11/26/2012 – Filed as Ex-99(a)(2) on 12/13/2012 (Accession No. 0001144204-12-067870)

	(3)	Articles Supplementary dated 02/06/2013 – Filed as Ex-99(a)(3) on 02/28/2013 (Accession No. 0000898745-13-000071)

	(4)	Articles of Amendment dated 03/01/2013 – Filed as Ex-99(a)(4) on 07/19/2013 (Accession No. 0000898745-13-000596)

	(5)	Articles Supplementary dated 05/29/2013 – Filed as Ex-99(a)(5) on 07/19/2013 (Accession No. 0000898745-13-000596)

	(6)	Articles Supplementary dated 09/04/2013 – Filed as Ex-99(a)(6) on 09/27/2013 (Accession No. 0000898745-13-000708)

	(7)	Articles Supplementary dated 11/18/2013 – Filed as Ex-99(a)(1) on 12/27/2013 (Accession No. 0000898745-13-000816)

	(8)	Articles Supplementary dated 04/14/2014 – Filed as Ex-99(a)(8) on 05/29/2014 (Accession No. 0000898745-14-000592)

	(9)	Articles Supplementary dated 06/19/2014 – Filed as Ex-99(a)(9) on 08/28/2014 (Accession No. 0000898745-14-000787)

	(10)	Articles Supplementary dated 07/16/2014 – Filed as Ex-99(a)(10) on 08/28/2014 (Accession No. 0000898745-14-000787)

	(11)	Articles Supplementary dated 10/14/2014 – Filed as Ex-99(a)(11) on 10/15/2014 (Accession No. 0000898745-14-000996)

	(12)	Articles Supplementary dated 12/30/2014 – Filed as Ex-99(a)(12) on 01/09/2015 (Accession No. 0000898745-15-000018)

	(13)	Articles Supplementary dated 04/08/2015 – Filed as Ex-99(a)(13) on 05/18/2015 (Accession No. 0000898745-15-000325)

	(14)	Articles Supplementary dated 08/07/2015 – Filed as Ex-99(a)(14) on 08/21/2015 (Accession No. 0000898745-15-000486)

	(15)	Articles of Amendment dated 08/14/2015 – Filed as Ex-99(a)(15) on 09/18/2015 (Accession No. 0000898745-15-000653)

	(16)	Articles Supplementary dated 10/20/2015 – Filed as Ex-99(a)(16) on 12/21/2015 (Accession No. 0000898745-15-000800)

	(17)	Articles Supplementary dated 01/28/2016 – Filed as Ex-99(a)(17) on 02/25/2016 (Accession No. 0000898745-16-001024)

	(18)	Articles Supplementary dated 04/27/2016 – Filed as Ex-99(a)(18) on 06/21/2016 (Accession No. 0000898745-16-001329)

	(19)	Articles Supplementary dated 08/25/2016 - Filed as Ex-99(a)(19) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(20)	Articles Supplementary dated 09/22/2016 - Filed as Ex-99(a)(20) on 10/13/2016 (Accession No. 0000898745-16-001543)

	(21)	Articles Supplementary dated 02/06/2017 - Filed as Ex-99(a)(21) on 02/28/2017 (Accession No. 0000898745-17-000181)

	(22)	Articles of Amendment dated 06/06/2017 – Filed as Ex-99(a)(22) on 06/23/2017 (Accession No. 0000898745-17-001004)

1

	(23)	Articles Supplementary dated 05/08/2017 – Filed as Ex-99(a)(23) on 06/23/2017 (Accession No. 0000898745-17-001004)

	(24)	Articles Supplementary dated 07/18/2017 *

(b)	(1)	By-laws effective 12/14/2015 – Filed as Ex-99(b)(1) on 12/21/2015 (Accession No. 0000898745-15-000800)

(c)	These have been filed either previously or herein as noted in response to Items 28(a) and 28(b).

(d)	(1)	a.	Amended and Restated Management Agreement dated 07/01/2017 *

		b.	Amended and Restated Management Agreement dated 09/06/2017 *

	(2)	a.	(1)	AllianceBernstein Amended & Restated Sub-Advisory Agreement dated 01/01/2010 - Filed as Ex-99(d)(5)d on 03/16/2010 (Accession No. 0000898745-10-000157)

			(2)	AllianceBernstein Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)a(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

		b.	(1)	American Century Investment Management, Inc. Amended & Restated Sub-Advisory Agreement dated 03/08/2010 - Filed as Ex-99(d)(2)d on 05/04/2010 (Accession No. 0000898745-10-000277)

			(2)	American Century Investment Management, Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)b(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

		c.	(1)	Analytic Investors, LLC Sub-Advisory Agreement dated 10/01/2016 - Filed as Ex-99(d)(2)(c) on 10/13/2016 (Accession No. 0000898745-16-001543)

			(2)	Analytic Investors, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)c(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

		d.	(1)	AQR Capital Management, LLC/CNH Partners, LLC Sub-Advisory Agreement dated 10/24/2011 – Filed as Ex-99(d)(4)a on 12/30/2011 (Accession No. 0001144204-11-072069)

			(2)	AQR Capital Management, LLC/CNH Partners, LLC Sub-Advisory Agreement Amendment dated 07/01/2015 – Filed as Ex-99(d)(2)c(2) on 12/21/2015 (Accession No. 0000898745-15-000800)

			(3)	AQR Capital Management, LLC/CNH Partners, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)d(3) on 08/31/2017 (Accession No. 0000898745-17-001102)

			(4)	AQR Capital Management, LLC Sub-Advisory Agreement dated 03/15/2017 - Filed as Ex-99(d)(2)d(3) on 04/07/2017 (Accession No. 0000898745-17-000527)

			(5)	AQR Capital Management, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)d(5) on 08/31/2017 (Accession No. 0000898745-17-001102)

		e.	(1)	Ascend Capital, LLC Sub-Advisory Agreement dated 09/23/2016 - Filed as Ex-99(d)(2)(e) on 09/23/2016 (Accession No. 0000898745-16-001530)

			(2)	Ascend Capital, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)e(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

		f.	(1)	Barrow, Hanley, Mewhinney & Strauss, LLC Amended and Restated Sub-Advisory Agreement dated 12/19/2011 - Filed as Ex-99(d)(6)a on 02/28/2012 (Accession No. 0001144204-12-011673)

			(2)	Barrow, Hanley, Mewhinney & Strauss, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)f(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

		g.	(1)	BlackRock Financial Management, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2010 – Filed as Ex-99(d)(6)b on 03/16/2010 (Accession No. 0000898745-10-000157)

			(2)	BlackRock Financial Management, Inc. Sub-Advisory Agreement Amendment dated 07/01/2015 – Filed as Ex-99(d)(2)e(2) on 12/21/2015 (Accession No. 0000898745-15-000800)

			(3)	BlackRock Financial Management, Inc. Amended & Restated Sub-Advisory Agreement dated 04/17/2017 - Filed as Ex-99(d)(2)(g)3 on 06/12/2017 (Accession No. 0000898745-17-000909)

2

	(4)	BlackRock International Limited Sub-Sub-Advisory Agreement dated 04/17/2017 - Filed as Ex-99(d)(2)(g)4 on 06/12/2017 (Accession No. 0000898745-17-000909)

	(5)	BlackRock Financial Management, Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)g(5) on 08/31/2017 (Accession No. 0000898745-17-001102)

h.	(1)	Brookfield Investment Management Corporation Sub-Advisory Agreement dated 02/03/2012 – Filed as Ex-99(d)(8)a on 02/28/2012 (Accession No. 0001144204-12-011673)

	(2)	Brookfield Investment Management Corporation Sub-Advisory Agreement Amendment dated 07/01/2015 – Filed as Ex-99(d)(2)f(2) on 12/21/2015 (Accession No. 0000898745-15-000800)

	(3)	Brookfield Investment Management Corporation Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)h(3) on 08/31/2017 (Accession No. 0000898745-17-001102)

i.	(1)	Brown Investment Advisory, Inc. Sub-Advisory Agreement dated 09/14/2010 - Filed as Ex-99(d)(2)g on 12/13/2012 (Accession No. 0001144204-12-067870)

	(2)	Brown Advisory LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)i(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

j.	(1)	Causeway Capital Management LLC Sub-Advisory Agreement dated 01/01/2010 - Filed as Ex-99(d)(8)b on 03/16/2010 (Accession No. 0000898745-10-000157)

	(2)	Causeway Capital Management LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)j(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

k.	(1)	Colonial First State Asset Management (Australia) Limited Sub-Advisory Agreement dated 11/06/2013 - Filed as Ex-99(d)(2)k on 12/27/2013 (Accession No. 0000898745-13-000816)

	(2)	Colonial First State Asset Management (Australia) Limited Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)k(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

l.	(1)	Columbus Circle Investors Amended & Restated Sub-Advisory Agreement dated 03/31/2016 - Filed as Ex-99(d)(2)l on 04/08/2016 (Accession No. 0000898745-16-001225)

	(2)	Columbus Circle Investors Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)l(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

m.	(1)	Credit Suisse Asset Management, LLC Sub-Advisory Agreement dated 03/16/2010 – Filed as Ex-99(d)(11)a on 07/29/2010 (Accession No. 0000898745-10-000394)

	(2)	Credit Suisse Asset Management, LLC Sub-Advisory Agreement Amendment dated 07/01/2015 – Filed as Ex-99(d)(2)l(2) on 12/21/2015 (Accession No. 0000898745-15-000800)

	(3)	Credit Suisse Asset Management, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)m(3) on 08/31/2017 (Accession No. 0000898745-17-001102)

n.	(1)	DDJ Capital Management, LLC Sub-Advisory Agreement dated 10/09/2012 - Filed as Ex-99(d)(2)m on 12/13/2012 (Accession No. 0001144204-12-067870)

	(2)	DDJ Capital Management, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)n(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

o.	(1)	Dimensional Fund Advisors Amended & Restated Sub-Advisory Agreement dated 01/01/2010 - Filed as Ex-99(d)(11)b on 03/16/2010 (Accession No. 0000898745-10-000157)

	(2)	Dimensional Fund Advisors Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)o(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

p.	Eagle Asset Management, Inc. Sub-Advisory Agreement dated 06/26/2017 - Filed as Ex-99(d)(2)p on 07/13/2017 (Accession No. 0000898745-17-001053)

q.	(1)	Emerald Advisors, Inc. Sub-Advisory Agreement dated 04/25/2014 - Filed as Ex-99(d)(2)(r) on 10/13/2016 (Accession No. 0000898745-16-001543)

3

	(2)	Emerald Advisors, Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)q(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

r.	(1)	Finisterre Capital LLP Sub-Advisory Agreement dated 05/06/2013 – Filed as Ex-99(d)(2)q on 07/19/2013 (Accession No. 0000898745-13-000596)

	(2)	Finisterre Capital LLP Sub-Advisory Agreement Amendment dated 07/01/2015 – Filed as Ex-99(d)(2)q(2) on 12/21/2015 (Accession No. 0000898745-15-000800)

	(3)	Finisterre Capital LLP Sub-Advisory Agreement Amendment dated 07/11/2016 - Filed as Ex-99(d)(2)r(4) on 04/07/2017 (Accession No. 0000898745-17-000527)

	(4)	Finisterre Capital LLP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)r(4) on 08/31/2017 (Accession No. 0000898745-17-001102)

s.	(1)	Fischer Francis Trees & Watts, Inc. Sub-Advisory Agreement dated 07/02/2015 - Filed as Ex-99(d)(2)r on 08/21/2015 (Accession No. 0000898745-15-000486)

	(2)	Fischer, Francis, Trees & Watts, Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)s(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

t.	(1)	Gotham Asset Management, LLC Sub-Advisory Agreement dated 06/30/2016 - Filed as Ex-99(d)(2)(u) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(2)	Gotham Asset Management, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)t(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

u.	(1)	Graham Capital Management, L.P. Sub-Advisory Agreement dated 01/20/2017 - Filed as Ex-99(d)(2)(v) on 01/30/2017 (Accession No. 0000898745-17-000041)

	(2)	Graham Capital Management, L.P. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)u(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

v.	(1)	J.P. Morgan Investment Management, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2010 - Filed as Ex-99(d)(18)d on 03/16/2010 (Accession No. 0000898745-10-000157)

	(2)	J.P. Morgan Investment Management, Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)v(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

w.	(1)	KLS Diversified Asset Management LP Sub-Advisory Agreement dated 07/07/2015 - Filed as Ex-99(d)(2)x on 08/21/2015 (Accession No. 0000898745-15-000486)

	(2)	KLS Diversified Asset Management LP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)w(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

x.	(1)	Logan Circle Partners, L.P. Sub-Advisory Agreement dated 07/13/2015 - Filed as Ex-99(d)(2)(y) on 07/09/2015 (Accession No. 0000898745-15-000463)

	(2)	Logan Circle Partners, L.P. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)x(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

y.	(1)	Loomis, Sayles & Company, L.P. Sub-Advisory Agreement dated 10/24/2011 – Filed as Ex-99(d)(24)a on 12/30/2011 (Accession No. 0001144204-11-072069)

	(2)	Loomis, Sayles & Company, L.P. Sub-Advisory Agreement Amendment dated 07/01/2015 – Filed as Ex-99(d)(2)y(2) on 12/21/2015 (Accession No. 0000898745-15-000800)

	(3)	Loomis, Sayles & Company, L.P. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)y(3) on 08/31/2017 (Accession No. 0000898745-17-001102)

z.	(1)	Los Angeles Capital Management and Equity Research, Inc. Amended & Restated Sub-Advisory Agreement dated 07/01/2015 - Filed as Ex-99(d)(2)(aa) on 07/09/2015 (Accession No. 0000898745-15-000463)

	(2)	Los Angeles Capital Management and Equity Research, Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)z(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

4

aa.	(1)	Macquarie Capital Investment Management, LLC Sub-Advisory Agreement dated 03/27/2015 – Filed as Ex-99(d)(2)z on 03/30/2015 (Accession No. 0000898745-15-000294)

	(2)	Macquarie Capital Investment Management, LLC Sub-Advisory Agreement Amendment dated 07/01/2015 – Filed as Ex-99(d)(2)aa(2) on 12/21/2015 (Accession No. 0000898745-15-000800)

	(3)	Macquarie Capital Investment Management, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)aa(3) on 08/31/2017 (Accession No. 0000898745-17-001102)

bb.	(1)	Mellon Capital Management Corporation Amended & Restated Sub-Advisory Agreement dated 12/31/2009 - Filed as Ex-99(d)(21)e on 03/16/2010 (Accession No. 0000898745-10-000157)

	(2)	Mellon Capital Management Corporation Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)bb(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

cc.	(1)	Neuberger Berman Fixed Income LLC Amended & Restated Sub-Advisory Agreement dated 05/04/2009 - Filed as Ex-99(d)(18)b on 10/07/2009 (Accession No. 0000898745-09-000489

	(2)	Neuberger Berman Investment Advisors LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)cc(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

dd.	(1)	Origin Asset Management LLP Amended & Restated Sub-Advisory Agreement dated 01/23/2015 - Filed as Ex-99(d)(1)bb on 02/26/2015 (Accession No. 0000898745-15-000123)

	(2)	Origin Asset Management LLP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)dd(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

ee.	(1)	Pictet Asset Management SA Sub-Advisory Agreement dated 01/09/2014 - Filed as Ex-99(d)(2)ee on 02/27/2014 (Accession No. 0000898745-14-000071

	(2)	Pictet Asset Management SA Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)ee(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

ff.	(1)	Post Advisory Group, LLC Sub-Advisory Agreement dated 01/11/2013 - Filed as Ex-99-(d)(3)dd on 02/28/2013 (Accession No. 0000898745-13-000071)

	(2)	Post Advisory Group, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)ff(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

gg.	Principal Global Investors, LLC Amended & Restated Sub-Advisory Agreement dated 06/29/2016 - Filed as Ex-99(d)(2)(ii) on 09/23/2016 (Accession No. 0000898745-16-001530)

hh.	(1)	Principal Real Estate Investors, LLC Amended & Restated Sub-Advisory Agreement dated 12/31/2014 – Filed as Ex-99(d)(2)hh on 01/09/2015 (Accession No. 0000898745-15-000018)

	(2)	Principal Real Estate Investors, LLC Sub-Advisory Agreement Amendment dated 07/01/2015 – Filed as Ex-99(d)(2)hh(2) on 12/21/2015 (Accession No. 0000898745-15-000800)

	(3)	Principal Real Estate Investors, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)hh(3) on 08/31/2017 (Accession No. 0000898745-17-001102)

ii.	(1)	Robert W. Baird & Co. Inc. Amended & Restated Sub-Advisory Agreement dated 06/30/2017 - Filed as Ex-99(d)(2)ii(1) on 07/13/2017 (Accession No. 0000898745-17-001053)

jj.	(1)	Sawgrass Asset Management LLC Sub-Advisory Agreement dated 12/30/2014 - Filed as Ex-99(d)(2)jj on 01/09/2015 (Accession No. 0000898745-15-000018)

	(2)	Sawgrass Asset Management LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)jj(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

kk.	(1)	Sirios Capital Management, L.P. Sub-Advisory Agreement dated 03/31/2016 - Filed as Ex-99(d)(2)mm on 04/08/2016 (Accession No. 0000898745-16-001225)

	(2)	Sirios Capital Management, L.P. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)kk(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

5

ll.	(1)	Sound Point Capital Management, LP Sub-Advisory Agreement dated 06/24/2016 - Filed as Ex-99(d)(2)(nn) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(2)	Sound Point Capital Management, LP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)ll(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

mm.	(1)	Spectrum Asset Management, Inc. Amended & Restated Sub-Advisory Agreement dated 03/14/2014 - Filed as Ex-99(d)(2)nn on 03/28/2014 (Accession No. 0000898745-14-000513)

	(2)	Spectrum Asset Management, Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)mm(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

nn.	(1)	Stone Harbor Investment Partners LP Sub-Advisory Agreement dated 01/01/2015 - Filed as Ex-99(d)(2)kk on 05/18/2015 (Accession No. 0000898745-15-000325)

	(2)	Stone Harbor Investment Partners LP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)nn(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

oo.	(1)	Symphony Asset Management LLC Sub-Advisory Agreement dated 10/01/2014 - Filed as Ex-99(d)(2)mm on 12/29/2014 (Accession No. 000898745-14-001274)

	(2)	Symphony Asset Management LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)oo(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

pp.	(1)	T. Rowe Price Associates, Inc. Amended & Restated Sub-Advisory Agreement dated 04/01/2012 - Filed as Ex-99(d)(38)a on 06/13/2012 (Accession No. 0001144204-12-034634)

	(2)	T. Rowe Price Associates, Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)pp(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

qq.	(1)	Three Bridges Capital, LP Sub-Advisory Agreement dated 03/31/2016 - Filed as Ex-99(d)(2)rr on 04/08/2016 (Accession No. 0000898745-16-001225)

	(2)	Three Bridges Capital, LP Assumption Agreement dates 05/01/2017 - Filed as Ex-99(d)(2)qq(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

rr.	(1)	Tortoise Capital Advisors, L.L.C. Amended & Restated Sub-Advisory Agreement dated 01/01/2013 - Filed as Ex-99(d)(3)oo on 02/28/2013 (Accession No. 0000898745-13-000071)

	(2)	Tortoise Capital Advisors, LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)rr(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

ss.	(1)	Vaughan Nelson Investment Management, LP Sub-Advisory Agreement dated 01/01/2010 - Filed as Ex-99(d)(35)b on 03/16/2010 (Accession No. 0000898745-10-000157)

	(2)	Vaughan Nelson Investment Management, LP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)ss(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

tt.	(1)	Victory Capital Management Inc. Sub-Advisory Agreement dated 10/01/2016 - Filed as Ex-99(d)(2)vv on 11/18/2016 (Accession No. 0000898745-16-001609)

	(2)	Victory Capital Management Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)tt(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

uu.	(1)	W. H. Reaves & Co., Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2014 - Filed as Ex-99(d)(2)tt on 02/27/2014 (Accession No. 0000898745-14-000071)

	(2)	W.H. Reaves & Co., Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)uu(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

vv.	(1)	Wellington Management Company LLP Sub-Advisory Agreement dated 01/01/2017 - Filed as Ex-99(d)(2)(xx) on 01/30/2017 (Accession No. 0000898745-17-000041)

	(2)	Wellington Management Company LLP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)vv(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

6

ww.	(1)	Westwood Management Corporation Amended & Restated Sub-Advisory Agreement dated 01/01/2010 - Filed as Ex-99(d)(37)b on 03/16/2010 (Accession No. 0000898745-10-000157)

	(2)	Westwood Management Corporation Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)ww(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

xx.	(1)	York Registered Holdings, L.P. Sub-Advisory Agreement dated 07/01/2016 - Filed as Ex-99(d)(2)(aaa) on 10/13/2016 (Accession No. 0000898745-16-001543)

	(2)	York Registered Holdings, L.P. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)xx(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

(e)	(1)	a.
Amended & Restated Distribution Agreement for Class A, Class B, Class C, Class J, Class P, Class S, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, Class R-6 and Institutional Class Shares dated 09/10/2014 – Filed as Ex-99(e)(1) on 09/26/2014 (Accession No. 0000898745-14-000909)

b.
Amended & Restated Distribution Agreement for Class A, Class C, Class J, Class P, Class S, Class T, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, Class R-6 and Institutional Class Shares dated 06/12/2017 - Filed as Ex-99(e)(1)b on 07/13/2017 (Accession No. 0000898745-17-001053)

	(2)	a.	Selling Agreement dated 09/24/2014 for Classes A, B, C, J, Institutional, P, R-1, R-2, R-3, R-4, R-5 and R-6 Class Shares – Filed as Ex-99(e)(2)d on 09/26/2014 (Accession No. 0000898745-14-000909)

		b.	Amendment to Selling Agreement for Class S – Filed as Ex-99(e)(2)c on 12/27/2013 (Accession No. 0000898745-13-000816)

(f)	N/A

(g)	Custody Agreement between The Bank of New York Mellon and Principal Funds, Inc. dated 11/11/2011 – Filed as Ex-99(g)(1) on 07/16/2012 (Accession No. 0001144204-12-039659)

(h)	(1)
Amended and Restated Transfer Agency Agreement for Class A, Class B, Class C, Class J, Class P, Class S, Institutional Class, Class R-6, Class T and Plan Class Shares dated 06/12/2017 - Filed as Ex-99(h)(1) on 08/31/2017 (Accession No. 0000898745-17-001102)

	(2)	Amended & Restated Shareholder Services Agreement dated 01/12/2007 – Filed as Ex-99(h)(2)h on 12/14/2007 (Accession No. 0000898745-07-000184)

	(3)	Investment Service Agreement dated 10/31/2002 – Filed as Ex-99(h)(3)c on 12/30/2002 (Accession No. 0001126871-02-000036)

	(4)	Amended & Restated Administrative Services Agreement dated 05/01/2010 – Filed as Ex-99(h)(5)a on 07/29/2010 (Accession No. 0000898745-10-000394)

	(5)	Amended & Restated Service Agreement dated 05/01/2010 – Filed as Ex-99(h)(6)a on 07/29/2010 (Accession No. 0000898745-10-000394)

	(6)	Amended & Restated Service Sub-Agreement dated 9/30/2005 – Filed as Ex-99(h)(7)g on 11/22/2005 (Accession No. 0000870786-05-000263)

	(7)	Principal Funds, Inc. – Contractual Fee Waiver Agreement (12b-1) dated 12/31/2015 – Filed as Ex-99(h)(7) on 01/14/2016 (Accession No. 0000898745-16-000869)

	(8)	Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. Interfund Lending Agreement dated 07/11/2016 - Filed as Ex-99(h)(8)(a) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(9)	a.	Principal Funds, Inc. - Form of Contractual Fee Limit/Waiver Agreement dated ___________ - Filed as Ex-99(h)(9)(b) on 02/28/2017 (Accession No. 0000898745-17-000181)

		b.	Principal Funds, Inc. - Contractual Fee Limit/Waiver Agreement dated 09/06/2017 *

(i)	Legal Opinion *

(j)	(1)	Consent of Auditors *

	(2)	Rule 485(b) Opinion *

7

	(3)	Powers of Attorney – Filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274) and filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800)

(k)	N/A

(l)	(1)	Initial Capital Agreement dated 04/26/1993 – Filed as Ex-99(b)(13) on 04/12/1996 (Accession No. 0000898745-96-000012)

	(2)	Initial Capital Agreements dated 11/17/1997 – Filed as Ex-99(l)(2) and Ex-99(l)(3) on 09/22/2000 (Accession No. 0000898745-00-500024)

	(3)	Initial Capital Agreements – Filed as Ex-99(l)(4) through (l)(38) on 12/05/2000 (Accession No. 0000898745-00-000021)

	(4)	Initial Capital Agreement dated 12/30/2002 – Filed as Ex-99(l)(39) on 12/30/2002 (Accession No. 0001126871-02-000036)

	(5)	Initial Capital Agreements dated 12/29/2003 & 12/30/2003 – Filed as Ex-99(l)(40) and Ex-99(l)(41) on 02/26/2004 (Accession No. 0001127048-04-000033)

	(6)	Initial Capital Agreement dated 06/01/2004 – Filed as Ex-99(l)(42) on 07/27/2004 (Accession No. 0000870786-04-000163)

	(7)	Initial Capital Agreement dated 11/01/2004 – Filed as Ex-99(l)(43) on 12/13/2004 (Accession No. 0000870786-04-000242)

	(8)	Initial Capital Agreement dated 12/29/2004 – Filed as Ex-99(l)(44) on 02/28/2005 (Accession No. 0000870786-05-000065)

	(9)	Initial Capital Agreement dated 03/01/2005 – Filed as Ex-99(l)(45) on 05/16/2005 (Accession No. 0000870786-05-000194)

	(10)	Initial Capital Agreement dated 06/28/2005 – Filed as Ex-99(l)(46) on 11/22/2005 (Accession No. 0000870786-05-000263)

	(11)	Initial Capital Agreement dated 03/01/2006 – Filed as Ex-99(l)(47) on 10/20/2006 (Accession No. 0000898745-06-000160)

	(12)	Initial Capital Agreement dated 01/10/2007 – Filed as Ex-99(l)(48) on 02/20/2008 (Accession No. 0000950137-08-002501)

	(13)	Initial Capital Agreement dated 10/01/2007 and 02/29/2008 – Filed as Ex-99(l)(49) and Ex-99(l)(50) on 03/28/2008 (Accession No. 0000898745-08-000017)

	(14)	Initial Capital Agreement dated 05/01/2008 – Filed as Ex-99(l)(51) on 07/17/2008 (Accession No. 0000009713-08-000060)

	(15)	Initial Capital Agreement dated 09/30/2008 – Filed as Ex-99(l)(52) on 12/12/2008 (Accession No. 0000898745-08-000166)

	(16)	Initial Capital Agreements dated 12/15/2008 – Filed as Ex-99(l)(53) on 12/31/2008 (Accession No. 0000898745-08-000184)

	(17)	Initial Capital Agreements dated 03/02/2009 – Filed as Ex-99(l)(54) and Ex-99(l)(55) on 10/29/2010 (Accession No. 0000898745-10-000490)

	(18)	Initial Capital Agreement dated 12/30/2009 – Filed as Ex-99(l)(56) on 10/29/2010 (Accession No. 0000898745-10-000490)

	(19)	Initial Capital Agreement dated 03/01/2010 – Filed as Ex-99(l)(57) on 10/29/2010 (Accession No. 0000898745-10-000490)

	(20)	Initial Capital Agreement dated 03/16/2010 – Filed as Ex-99(l)(58) on 10/29/2010 (Accession No. 0000898745-10-000490)

	(21)	Initial Capital Agreement dated 07/12/2010 – Filed as Ex-99(l)(59) on 10/29/2010 (Accession No. 0000898745-10-000490)

8

(22)	Initial Capital Agreement dated 09/27/2010 – Filed as Ex-99(l)(60) on 12/30/2010 (Accession No. 0000898745-10-000522)

(23)	Initial Capital Agreement dated 12/29/2010 – Filed as Ex-99(l)(61) on 02/23/2011 (Accession No. 0000898745-11-000040)

(24)	Initial Capital Agreement dated 06/06/2011 – Filed as Ex-99(l)(62) on 10/12/2011 (Accession No. 0000898745-11-000711)

(25)	Initial Capital Agreement dated 10/24/2011 – Filed as Ex-99(l)(63) on 12/30/2011 (Accession No. 0001144204-11-072069)

(26)	Initial Capital Agreement dated 03/01/2012 – Filed as Ex-99(l)(64) on 06/13/2012 (Accession No. 0001144204-12-034634)

(27)	Initial Capital Agreements dated 06/14/2012 – Filed as Ex-99(l)(65) and Ex-99(l)(66) on 07/16/2012 (Accession No. 0001144204-12-039659)

(28)	Initial Capital Agreement dated 12/28/2012 – Filed as Ex-99(l)(67) on 02/28/2013 (Accession No. 0000898745-13-000071)

(29)	Initial Capital Agreement dated 03/01/2013 – Filed as Ex-99(l)(68) on 05/07/2013 (Accession No. 0000898745-13-000459)

(30)	Initial Capital Agreement dated 03/14/2014 (Capital Securities Fund) – Filed as Ex-99(l)(69) on 03/28/2014 (Accession No. 0000898745-14-000513)

(31)	Initial Capital Agreement dated 09/30/2013 (Blue Chip and Global Opportunities) – Filed as Ex-99(l)(70) on 10/31/2013 (Accession No. 0000898745-13-000729)

(32)	Initial Capital Agreement dated 12/30/2013 (Opportunistic Municipal) – Filed as Ex-99(l)(71) on 02/27/2014 (Accession No. 0000898745-14-000071)

(33)	Initial Capital Agreement dated 06/03/2014 (share class additions) – Filed as Ex-99(l)(72) on 06/20/2014 (Accession No. 0000898745-14-000687)

(34)	Initial Capital Agreement dated 06/11/2014 (International Small Company) – Filed as Ex-99(l)(73) on 06/20/2014 (Accession No. 0000898745-14-000687)

(35)	Initial Capital Agreement dated 09/10/2014 (Explorer Funds) – Filed as Ex-99(l)(74) on 09/26/2014 (Accession No. 0000898745-14-000909)

(36)	Initial Capital Agreement dated 09/30/2014 (Principal LifeTime Hybrids - Instl) – Filed as Ex-99(l)(75) on 10/15/2014 (Accession No. 0000898745-14-000996)

(37)	Initial Capital Agreement dated 11/25/2014 (Class R-6 - 6 Funds) – Filed as Ex-99(l)(37) on 12/29/2014 (Accession No. 000898745-14-001274)

(38)
Initial Capital Agreements dated 12/31/2014 (Real Est Alloc and Real Est Debt Inc Funds, addition of Class R-6 to Div Real Asset and Institutional Class to Int'l Sm Co Funds) – Filed as Ex-99(l)(38) on 02/26/2015 (Accession No. 0000898745-15-000123)

(39)	Initial Capital Agreement dated 01/23/2015 (Origin Emerging Markets Fund) – Filed as Ex-99(l)(39) on 02/26/2015 (Accession No. 0000898745-15-000123)

(40)	Initial Capital Agreement dated 02/27/2015 (Cal Muni - Instl) – Filed as Ex-99(l)(40) on 05/18/2015 (Accession No. 0000898745-15-000325)

(41)	Initial Capital Agreement dated 03/10/2015 (Opp Muni - Instl) – Filed as Ex-99(l)(41) on 05/18/2015 (Accession No. 0000898745-15-000325)

(42)	Initial Capital Agreement dated 05/18/2015 (Tax-Exempt Bond - Instl) – Filed as Ex-99(l)(42) on 06/12/2015 (Accession No. 0000898745-15-000404)

(43)	Initial Capital Agreement dated 09/28/2015 (EDGE MidCap - Instl) – Filed as Ex-99(l)(43) on 10/19/2015 (Accession No. 0000898745-15-000750)

9

	(44)	Initial Capital Agreement dated 06/15/2015 (Real Estate Debt Income - P) – Filed as Ex-99(l)(44) on 06/25/2015 (Accession No. 0000898745-15-000441)

(45)
Initial Capital Agreement dated 08/24/2015 (California Municipal Fund - P, Principal LifeTime Hybrid Income - R-6, Principal LifeTime Hybrid 2015 - R-6, Principal LifeTime Hybrid 2020 - R-6, Principal LifeTime Hybrid 2025 - R-6, Principal LifeTime Hybrid 2030 - R-6, Principal LifeTime Hybrid 2035 - R-6, Principal LifeTime Hybrid 2040 - R-6, Principal LifeTime Hybrid 2045 - R-6, Principal LifeTime Hybrid 2050 - R-6, Principal LifeTime Hybrid 2055 - R-6, Principal LifeTime Hybrid 2060 - R-6, SAM Balanced - P, SAM Conservative Balanced - P, SAM Conservative Growth - P, SAM Flexible Income - P, SAM Strategic Growth - P, Tax-Exempt Bond Fund - P) – Filed as Ex-99(l)(44) on 09/18/2015 (Accession No. 0000898745-15-000653)

(46)
Initial Capital Agreement dated 09/22/2015 (Global Opportunities Equity Hedged - A, P, Inst.; SystematEx International Fund - Inst., R-6; SystematEx Large Value Fund - R-6) – Filed as Ex-99(l)(45) on 10/19/2015 (Accession No. 0000898745-15-000750)

(47)
Initial Capital Agreement dated 03/07/2016 (Class R-3 shares, Class R-4 shares, and Class R-5 to the Global Real Estate Securities Fund) - Filed ax Ex-99(l)(47) on 03/29/2016 (Accession No. 0000898745-16-001192)

(48)
Initial Capital Agreement dated 03/29/2016 (Class R-3 shares, Class R-4 shares, and Class R-5 to the Blue Chip Fund and Diversified Real Asset Fund; and Class P shares to the Origin Emerging Markets Fund) - Filed as Ex-99(l)(48) on 04/08/2016 (Accession No. 0000898745-16-001225)

(49)
Initial Capital Agreement dated 03/31/2016 (Multi-Manager Equity Short/Long Fund Class A shares, Class P shares, and Institutional Class Shares) - Filed as Ex-99(l)(49) on 04/08/2016 (Accession No. 0000898745-16-001225)

(50)
Initial Capital Agreement dated 07/11/2016 (Finisterre Unconstrained Emerging Markets Bond Fund Class A, P, and Institutional shares) - Filed as Ex-99(l)(50) on 10/13/2016 (Accession No. 0000898745-16-001543)

(51)
Initial Capital Agreement dated 11/22/2016 (Class R-6 shares for High Yield, International Emerging Markets, International I, MidCap, MidCap S&P 400 Index, Real Estate Securities, SmallCap, and SmallCap S&P 600 Index Funds) - Filed as Ex-99(l)(51) on 12/28/2016 (Accession No. 0000898745-16-001858)

(52)
Initial Capital Agreement dated 01/03/2017 (Class R-6 shares for Blue Chip, EDGE MidCap, International Equity Index, International Small Company, Preferred Securities, Real Estate Debt Income, and Small-MidCap Dividend Income Funds) - Filed as Ex-99(l)(52) on 01/30/2017 (Accession No. 0000898745-17-000041)

(53)
Initial Capital Agreement dated _______________ (Class T shares for California Municipal, Core Plus Bond, Diversified International, Diversified Real Asset, EDGE MidCap, Equity Income, Global Multi-Strategy, Global Real Estate Securities, Government & High Quality Bond, Income, International I, MidCap, Opportunistic Municipal, Real Estate Debt Income, Real Estate Securities, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, SmallCap, and Small-MidCap Dividend Income, and Tax-Exempt Bond Funds) **

(54)
Initial Capital Agreement dated 06/12/2017(Class T shares for Blue Chip, Global Diversified Income, High Yield, Preferred Securities, and Short-Term Income Funds) – Filed as Ex-99(l)(54) on 06/23/2017 (Accession No. 0000898745-17-001004)

	(55)	Initial Capital Agreement dated 06/12/2017 (Class R-6 shares for Global Diversified Income and Global Multi-Strategy) – Filed as Ex-99(l)(55) on 06/23/2017 (Accession No. 0000898745-17-001004)

	(56)	Initial Capital Agreement dated 09/06/2017 (Principal LifeTime 2065 and Principal LifeTime Hybrid 2065 Funds) *

	(57)	Initial Capital Agreement dated ______________ (Blue Chip Fund - Class J) **

(m)	Rule 12b-1 Plan

	(1)	Class A Distribution Plan and Agreement dated 07/11/2016 - Filed as Ex-99(m)(1) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(2)	Class C Distribution Plan and Agreement dated 01/01/2014 - Filed as Ex-99(m)(2) on 02/25/2016 (Accession No. 0000898745-16-001024)

	(3)	a.	Class J Plan – Amended & Restated Distribution Plan and Agreement dated 12/30/2015 - Filed as Ex-99(m)(3) on 12/28/2016 (Accession No. 0000898745-16-001858)

		b.	Form of Class J Plan - Amended & Restated Distribution Plan and Agreement as filed on Form N-14 (File No: 333-219191) on July 7, 2017 (Accession no. 0000898745-17-001036)

10

	(4)	a.	Class R-1 Plan – Amended & Restated Distribution Plan and Agreement dated 01/01/2014 - Filed as Ex-99(m)(4) on 02/25/2016 (Accession No. 0000898745-16-001024)

		b.	Form of Class R-1 Plan - Amended & Restated Distribution Plan and Agreement dated _______ - Filed as Ex-99(m)(4)b on 08/31/2017 (Accession No. 0000898745-17-001102)

	(5)	a.	Class R-2 Plan – Amended & Restated Distribution Plan and Agreement dated 01/01/2014 - Filed as Ex-99(m)(5) on 02/25/2016 (Accession No. 0000898745-16-001024)

		b.	Form of Class R-2 Plan - Amended and Restated Distribution Plan and Agreement dated ______- Filed as Ex-99(m)(5)b on 08/31/2017 (Accession No. 0000898745-17-001102)

	(6)	a.	Class R-3 Plan – Amended & Restated Distribution Plan and Agreement dated 03/29/2016 - Filed as Ex-99(m)(6)a on 06/21/2016 (Accession No. 0000898745-16-001329)

		b.	Form of Class R-3 Plan - Amended & Restated Distribution Plan and Agreement dated _____- Filed as Ex-99(m)(6)b on 08/31/2017 (Accession No. 0000898745-17-001102)

	(7)	a.	Class R-4 Plan – Amended & Restated Distribution Plan and Agreement dated 03/29/2016 - Filed as Ex-99(m)(7) on 06/21/2016 (Accession No. 0000898745-16-001329)

		b.	Form of Class R-4 Plan - Amended & Restated Distribution Plan and Agreement dated _____- Filed as Ex-99(m)(7)b on 08/31/2017 (Accession No. 0000898745-17-001102)

	(8)	Class T Plan - Distribution Plan and Agreement dated 06/12/2017 - Filed as Ex-99(m)(8) on 08/31/2017 (Accession No. 0000898745-17-001102)

(n)	(1)	Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated 06/12/2017- Filed as Ex-99(n)(1) on 08/31/2017 (Accession No. 0000898745-17-001102)

(o)	Reserved.

(p)	Code of Ethics
	(1)	Alliance Bernstein L.P. Code of Ethics dated 01/2016 - Filed as Ex-99(p)(1) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(2)	American Century Investment Management Code of Ethics dated 01/01/2016 Filed as Ex-99(p)(2) on 02/25/2016 (Accession No. 0000898745-16-001024)

	(3)	Analytic Investors Code of Ethics dated 09/20/2016 – Filed as Ex-99(p)(4) on 06/23/2017 (Accession No. 0000898745-17-001004)

	(4)	AQR Capital Management, LLC/CNH Partners, LLC Code of Ethics dated 02/2016 - Filed as Ex-99(p)(4) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(5)	Ascend Capital, LLC Code of Ethics dated 01/2017 – Filed as Ex-99(p)(6) on 06/23/2017 (Accession No. 0000898745-17-001004)

	(6)	The Bank of New York Mellon Code of Ethics dated 08/2015 – Filed as Ex-99(p)(4) on 12/21/2015 (Accession No. 0000898745-15-000800)

	(7)	Barrow Hanley Code of Ethics dated 12/31/2015 - Filed as Ex-99(p)(5) on 02/25/2016 (Accession No. 0000898745-16-001024)

	(8)	BlackRock Code of Ethics dated 11/05/2014 – Filed as Ex-99(p)(6) on 05/18/2015 (Accession No. 0000898745-15-000325)

	(9)	Brookfield Investment Management Inc./AMP Capital Brookfield (US) LLC Code of Ethics dated 09/2015 – Filed as Ex-99(p)(7) on 12/21/2015 (Accession No. 0000898745-15-000800)

	(10)	Brown Investment Advisory Incorporated Code of Ethics dated 08/2011 – Filed as Ex-99(p)(7) on 12/30/2011 (Accession No. 0001144204-11-072069)

	(11)	Causeway Capital Management LLC Code of Ethics dated 06/30/2016 - Filed as Ex-99(p)(11) on 09/23/2016 (Accession No. 0000898745-16-001530)

11

(12)	Colonial First State Asset Management (Australia) Limited Code of Ethics dated 05/2015 – Filed as Ex-99(p)(11) on 10/19/2015 (Accession No. 0000898745-15-000750)

(13)	Columbus Circle Investors Code of Ethics dated 07/06/2015 – Filed as Ex-99(p)(12) on 12/21/2015 (Accession No. 0000898745-15-000800)

(14)	Credit Suisse Asset Management LLC Code of Ethics dated 05/19/2014 – Filed as Ex-99(p)(14) on 09/26/2014 (Accession No. 0000898745-14-000909)

(15)	DDJ Capital Management, LLC Code of Ethics dated 08/25/2015 – Filed as Ex-99(p)(14) on 12/21/2015 (Accession No. 0000898745-15-000800)

(16)	Dimensional Fund Advisors Code of Ethics dated 01/01/2016 - Filed as Ex-99(p)(17) on 09/23/2016 (Accession No. 0000898745-16-001530)

(17)	Eagle Asset Management, Inc. Code of Ethics dated 12/31/2016- Filed as Ex-99(p)(17) on 08/31/2017 (Accession No. 0000898745-17-001102)

(18)	Emerald Advisers Inc. Code of Ethics dated 02/24/2015 - Filed as Ex-99(p)(17) on 06/12/2015 (Accession No. 0000898745-15-000404)

(19)	Finisterre Capital LLP Code of Ethics dated 07/28/2016 - Filed as Ex-99(p)(20) on 12/28/2016 (Accession No. 0000898745-16-001858)

(20)	Fischer Francis Trees & Watts, Inc. Code of Ethics dated 12/2015 - Filed as Ex-99(p)(19) on 02/25/2016 (Accession No. 0000898745-16-001024)

(21)	Gotham Asset Management, LLC Code of Ethics dated 01/2016 - Filed as Ex-99(p)(20) on 06/21/2016 (Accession No. 0000898745-16-001329)

(22)	Graham Capital Management, L.P. Code of Ethics dated 12/2014 – Filed as Ex-99(p)(21) on 05/18/2015 (Accession No. 0000898745-15-000325)

(23)	J.P. Morgan Code of Ethics dated 07/08/2016 - Filed as Ex-99(p)(24) on 12/28/2016 (Accession No. 0000898745-16-001858)

(24)	KLS Diversified Asset Management LP Code of Ethics dated 12/2015 - Filed as Ex-99(p)(24) on 02/25/2016 (Accession No. 0000898745-16-001024)

(25)	Logan Circle Partners, L.P. Code of Ethics dated 07/2014 - Filed as Ex-99(p)(26) on 06/25/2015 (Accession No. 0000898745-15-000441)

(26)	Loomis, Sayles & Co., L.P. Code of Ethics dated 08/11/2016 - Filed as Ex-99(p)(27) on 12/28/2016 (Accession No. 0000898745-16-001858)

(27)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dated 12/30/2016 – Filed as Ex-99(p)(27) on 06/23/2017 (Accession No. 0000898745-17-001004)

(28)	Macquarie Capital Investment Management, LLC Code of Ethics dated 11/01/2014 - Filed as Ex-99(p)(29) on 09/23/2016 (Accession No. 0000898745-16-001530)

(29)	Neuberger Berman Code of Ethics dated 01/2016 - Filed as Ex-99(p)(30) on 09/23/2016 (Accession No. 0000898745-16-001530)

(30)	Origin Asset Management, LLP Code of Ethics dated 05/2013 – Filed as Ex-99(p)(30) on 05/29/2014 (Accession No. 0000898745-14-000592)

(31)	Pictet Asset Management SA Code of Ethics dated 03/2015 - Filed as Ex-99(p)(29) on 06/12/2015 (Accession No. 0000898745-15-000404)

(32)	Post Advisory Group, LLC Code of Ethics dated 05/2015 – Filed as Ex-99(p)(33) on 10/19/2015 (Accession No. 0000898745-15-000750)

(33)
Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Funds Distributor, Inc. Code of Ethics dated 01/01/2016 – Filed as Ex-99(p)(33) on 12/21/2015 (Accession No. 0000898745-15-000800)

12

	(34)	Principal Global Investors/Principal Real Estate Investors Code of Ethics dated 01/01/2015 - Filed as Ex-99(p)(32) on 06/12/2015 (Accession No. 0000898745-15-000404)

	(35)	Robert W. Baird & Co. Inc. Code of Ethics dated 08/25/2016 - Filed as Ex-99(p)(38) on 12/28/2016 (Accession No. 0000898745-16-001858)

	(36)	Sawgrass Asset Management LLC Code of Ethics dated 08/2013 – Filed as Ex-99(p)(36) on 12/29/2014 (Accession No. 000898745-14-001274)

	(37)	Sirios Capital Management Code of Ethics dated 02/09/2016 - Filed as Ex-99(p)(40) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(38)	Sound Point Capital Management, LP Code of Ethics dated 10/2015 - Filed as Ex-99(p)(41) on 06/21/2016 (Accession No. 0000898745-16-001329)

	(39)	Spectrum Code of Ethics dated 2011 – Filed as Ex-99(p)(33) on 02/28/2012 (Accession No. 0001144204-12-011673)

	(40)	Stone Harbor Investment Partners LP Code of Ethics dated 04/2016 - Filed as Ex-99(p)(43) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(41)	Symphony Asset Management LLC (wholly owned subsidiary of Nuveen Investments, Inc.) Code of Ethics dated 07/2016 - Filed as Ex-99(p)(44) on 12/28/2016 (Accession No. 0000898745-16-001858)

	(42)	T. Rowe Price Code of Ethics dated 01/01/2016 - Filed as Ex-99(p)(43) on 02/25/2016 (Accession No. 0000898745-16-001024)

	(43)	Three Bridges Capital, LP Code of Ethics dated 11/06/2015 – Filed as Ex-99(p)(45) on 01/14/2016 (Accession No. 0000898745-16-000869)

	(44)	Tortoise Capital Advisors LLC Code of Ethics dated 06/20/2016 - Filed as Ex-99(p)(47) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(45)	Vaughan-Nelson Code of Ethics dated 02/19/2016 - Filed as Ex-99(p)(48) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(46)	Victory Capital Management Inc. Code of Ethics dated 07/30/2016 - Filed as Ex-99(p)(49) on 12/28/2016 (Accession No. 0000898745-16-001858)

	(47)	W. H. Reaves Code of Ethics dated 07/18/2011 – Filed as Ex-99(p)(40) on 02/28/2012 (Accession No. 0001144204-12-011673)

	(48)	Wellington Management Code of Ethics dated 07/01/2016 - Filed as Ex-99(p)(51) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(49)	Westwood Management Corporation Code of Ethics dated 07/18/2013 – Filed as Ex-99(p)(46) on 12/27/2013 (Accession No. 0000898745-13-000816)

	(50)	York Capital Management Global Advisors, LLC Code of Ethics dated 01/01/2017 – Filed as Ex-99(p)(48) on 06/23/2017 (Accession No. 0000898745-17-001004)

*	Filed herein.
**	To be filed by amendment.
Item 29.    Persons Controlled by or Under Common Control with the Fund
The Fund does not control and is not under common control with any person.

13

Item 30.    Indemnification
Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:
(i)    The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.    Was committed in bad faith; or
2.    Was the result of active and deliberate dishonesty; or
(ii)    The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)    In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.
If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.
The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Each director has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.

14

Item 31. Business or Other Connections of Investment Adviser
Principal Global Investors, LLC ("PGI") serves as investment adviser and administrator for Principal Funds, Inc. ("PFI") and Principal Variable Contracts Funds, Inc. ("PVC"). PGI also serves as investment adviser for Principal Exchange-Traded Funds ("PETF"). PGI is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. A complete list of the officers and directors of the investment adviser, PGI, are set out below.
PGI is an indirect wholly-owned subsidiary of Principal Financial Group, Inc. (together with its affiliates, "Principal"), the headquarters of which is located at 711 High Street, Des Moines, Iowa. Many of the individuals listed below support Principal in various capacities, in some cases as directors or officers, in addition to their role with PGI. The below list includes individuals (designated by an *), who serve as officers and directors of the Registrant. For these individuals, the information as set out in the Statement of Additional Information (See Part B) under the caption "Management Information" is incorporated by reference.

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)

	Aleda Anderson	Director - Strategy and Operations

	Madelyn Antoncic	Executive Director - Investments

	Robert F. Baur	Executive Director - Chief Global Economist

*	Michael J. Beer	Director and Executive Director - Funds

*	Randy L. Bergstrom	Counsel

	David M. Blake	Director and Senior Executive Director - Fixed Income

*	Jennifer A. Block	Counsel

	Jill M. Blosser	Assistant Vice President and Chief Accounting Officer

	Randy D. Bolin	Vice President and Associate General Counsel

*	Tracy W. Bollin	Managing Director - Fund Operations

*	David J. Brown	Chief Compliance Officer - Funds

	Anne R. Cook	Counsel

	Andrew Dion	Managing Director and Chief Operating Officer - Global Fixed Income

	Andrew Donohue	Chief Compliance Officer - PGI

	Catherine M. Drexler	Counsel and Assistant Secretary

	Todd E. Everett	Senior Managing Director - Real Estate

	Louis E. Flori	Vice President - Capital Markets

*	Gina L. Graham	Vice President and Treasurer

	Patrick G. Halter	Director and Chief Operating Officer

	Melinda L. Hanrahan	Managing Director - Global Equities

	Monica L. Haun	Managing Director - Boutique Operations

	Christopher J. Henderson	Vice President and Associate General Counsel

	Timothy A. Hill	Executive Director - Funds

	Jeffrey A. Hiller	Managing Director - Senior Compliance Consultant

	Jill M. Hittner	Director and Executive Director - Chief Financial Officer PGI

	Shannon G. Holz	Counsel

	Daniel J. Houston	Director

	Todd Jablonski	Chief Investment Officer - Edge Asset Management

15

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)
	George Jamgochian	Executive Director - Investments

	Jaime M. Kiehn	Managing Director - Product Specialist

	Paul S. Kim	Managing Director - ETF Strategy

	Carolyn F. Kolks	Counsel

	Alan P. Kress	Counsel

	Alison Kurth	Counsel

	Justin T. Lange	Counsel

	Julia M. Lawler	Senior Executive Director - Investments

	James P. McCaughan	Chairman and Chief Executive Officer

	Adrienne L. McFarland	Counsel

	Barbara A. McKenzie	Director and Senior Executive Director - Investments

	Amy M. McNally	Global Head Risk Management - PGI

	Alex P. Montz	Counsel

	Andrea Kyle Muller	Executive Director - Institutional Business

	Brian S. Ness	Executive Director - Operations & IT

	Charles Nichols	Counsel

	Joelle L. Palmer	Counsel

	Karen A. Pearston	Vice President and Associate General Counsel

	Colin D. Pennycooke	Counsel

	Thomas R. Pospisil	Assistant General Counsel

	Christopher J. Reddy	Executive Director - Product & Marketing

*	Teri Root	Deputy Chief Compliance Officer

	Kelly D. Rush	Chief Investment Officer Global RE Securities

	Mustafa Sagun	Chief Investment Officer - PGI Equities

	Charles M. Schneider	Counsel

	Mary E. Schwarze	Counsel

	Karen E. Shaff	Executive Vice President, General Counsel, Secretary, and Director

*	Adam U. Shaikh	Counsel

	Bridget C. Shapansky	Counsel

	Ellen W. Shumway	Senior Executive Director - Strategy and Investments

	Debra Svoboda Epp	Assistant General Counsel

	JoEllen J. Watts	Counsel

	Kenneth Kirk West	Executive Director - Investments

*	Dan L. Westholm	Assistant Vice President/Treasury

*	Jared A. Yepsen	Counsel

	Douglas E. Younkin	Head Institutional Distribution and RM

16

Item 32.    Principal Underwriters

(a)
Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by American General Life Insurance Company and The United States Life Insurance Company in the City of New York, through their respective separate accounts.

(b) (1)	(2)	(3)
Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Phillip J. Barbaria	Chief Compliance Officer and	None
Principal Funds Distributor, Inc. (2)	AML Officer

Michael J. Beer	Chief Executive Officer	President, Chief Executive Officer
The Principal Financial Group (1)	and Director	and Director

Tracy W. Bollin	Senior Vice President	Chief Financial Officer
The Principal Financial Group (1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal Financial Group (1)

Jill R. Brown	President and Chairman of the Board	None
The Principal Financial Group (2)

Gregory B. Elming	Director	None
The Principal Financial Group (1)

Cary Fuchs	Senior Vice President	None
Principal Funds Distributor, Inc. (2)

Stephen G. Gallaher	Assistant General Counsel and	None
The Principal Financial Group (1)	Assistant Secretary

Gina L. Graham	Vice President and Treasurer	Treasurer
The Principal Financial Group (1)

Timothy A. Hill	Senior Vice President – Distribution,	None
Principal Funds Distributor, Inc. (2)	National Sales Manager and Director

Brian S. Ness	Senior Vice President and	None
The Principal Financial Group (1)	Chief Information Officer

Michael Scholten	Chief Financial Officer	None
The Principal Financial Group (1)

Karen E. Shaff	Executive Vice President, General	None
The Principal Financial Group (1)	Counsel and Secretary

Ellen W. Shumway	Senior Vice President and	None
The Principal Financial Group (1)	Chief Marketing Officer

Dan L. Westholm	Assistant Vice President/Treasury	Assistant Treasurer
The Principal Financial Group (1)

(1)	Des Moines, IA 50392

(2)	620 Coolidge Drive, Suite 300
Folsom, CA 95630

(c)    N/A.

17

Item 33.    Location of Accounts and Records
Accounts, books and other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser: 801 Grand Avenue, Des Moines, Iowa 50392.
Item 34.    Management Services
N/A.
Item 35.    Undertakings
N/A.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 8th day of September, 2017.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

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Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	September 8, 2017

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	September 8, 2017

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	September 8, 2017

(E. Ballantine)* __________________________ E. Ballantine	Director	September 8, 2017

(L. T. Barnes)* __________________________ L. T. Barnes	Director	September 8, 2017

(C. Damos)* __________________________ C. Damos	Director	September 8, 2017

(N. M. Everett)* __________________________ N. M. Everett	Chair	September 8, 2017

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	September 8, 2017

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	September 8, 2017

(T. Huang)* __________________________ T. Huang	Director	September 8, 2017

(K. McMillan)* __________________________ K. McMillan	Director	September 8, 2017

(E. Nickels)* __________________________ E. Nickels	Director	September 8, 2017

* Pursuant to Power of Attorney appointing M. J. Beer
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274), filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800)

20